UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: January 31, 2007


ITEM 1. REPORT TO SHAREHOLDERS
===============================

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

                        Semi-Annual Report
[GRAPHIC OMITTED]
                        January 31, 2008

--------------------------------------------------------------------------------

                        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        o     WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND(SM)

                        o     WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM)

                        o     WELLS FARGO ADVANTAGE EQUITY INDEX FUND

                        o     WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

                        o     WELLS FARGO ADVANTAGE U.S. VALUE FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
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LETTER TO SHAREHOLDERS ....................................................    2

PERFORMANCE HIGHLIGHTS
Endeavor Large Cap Fund ...................................................    4
Endeavor Select Fund ......................................................    6
Equity Index Fund .........................................................    8
Large Company Core Fund ...................................................   10
U.S. Value Fund ...........................................................   12

FUND EXPENSES .............................................................   14

PORTFOLIO OF INVESTMENTS
Endeavor Large Cap Fund ...................................................   16
Endeavor Select Fund ......................................................   21
Equity Index Fund .........................................................   25
Large Company Core Fund ...................................................   40
U.S. Value Fund ...........................................................   44

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   50
Statements of Operations ..................................................   52
Statements of Changes in Net Assets .......................................   54
Financial Highlights ......................................................   60

NOTES TO FINANCIAL STATEMENTS .............................................   66

OTHER INFORMATION .........................................................   74

LIST OF ABBREVIATIONS .....................................................   76

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $155 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JANUARY 31, 2008.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Large Cap Stock Funds             Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
    FOR MOST OF THE PERIOD, THE DATA WERE AMBIVALENT, WITH LOSSES IN THE HOUSING
        MARKET OFFSET BY A LARGELY UNCHANGED UNEMPLOYMENT PICTURE AND CONSISTENT
                                                              CONSUMER SPENDING.
--------------------------------------------------------------------------------

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS that covers the six-month period that ended January 31, 2008. In our next report to you, which will cover the 12-month period that will end July 31, 2008, we will include the portfolio manager commentaries along with the charts that show the growth of a $10,000 investment since inception. In the meantime, we hope that you find this general six-month review of the economy and its impact on the stock and bond markets to be helpful and informative.

CONTINUED RAMIFICATIONS OF A SLOWING HOUSING MARKET

The past six months have been challenging, dominated by housing market weakness that spread steadily throughout the financial sector. Housing activity peaked in late 2005 and has been declining since. The weakness first manifested itself in defaults on subprime mortgages--housing loans made to buyers with below-average credit--as a slowing market prevented struggling borrowers from quickly selling their homes to avoid foreclosure. Slowing housing activity led to lower housing prices, which in turn sparked further foreclosures as buyers who purchased their homes at the top of the housing bubble found themselves owing more on their mortgages than their houses were worth. The deteriorating housing situation led to several write-offs from major banks, both within the United States and in Europe.

The major fear in the market was that the housing-related turmoil and the subsequent financial write-offs would lead to both reduced bank lending and lower consumer confidence, resulting in a recession. For most of the period, the data were ambivalent, with losses in the housing market offset by a largely unchanged unemployment picture and consistent consumer spending. Weakness emerged in the fourth quarter of 2007, however. Real fourth-quarter Gross Domestic Product (GDP) rose at a weak annual rate of 0.6%. The housing sector subtracted more than a percentage point from the overall growth rate, partly offset by strength in exports as a result of a weaker U.S. dollar. Consumer spending held up well in the early part of the fourth quarter but weakened significantly in December. More significantly, the employment situation weakened in January 2008, with payroll employment declining by 17,000, the first decline since the last recession.

The macroeconomic picture was further complicated by a resumed rise in oil prices and weakness in the U.S. dollar. After trading well below $80 per barrel during the early part of the six-month period, the near-term oil contract on the New York Mercantile Exchange began to rise in the fall of 2007, and the contract closed the period at $91.75 per barrel. As for the U.S. dollar, it weakened against the euro in part because the Fed lowered the targeted federal funds rate by 175 basis points to 3.00% over the period, while the European Central Bank kept its key lending rate at 4.00%. Although a weaker dollar supports U.S. exports, it tends to lead to higher prices for imported goods.

Traditionally defensive sectors such as utilities, consumer staples, and health care performed well in the uncertain environment. The materials sector outperformed on rising prices for gold and copper, and energy stocks were aided by the rising price of oil.

Letter to Shareholders             Wells Fargo Advantage Large Cap Stock Funds 3


STOCKS RESPOND WITH VOLATILITY AND LOSSES

The stock market fluctuated throughout the six-month period, and major indices ended with losses. Larger companies with significant international exposure benefited from strong global economic growth and a weaker U.S. dollar, whereas small and mid cap companies faced greater challenges. The large-company-dominated S&P 500 Index posted a -4.32% return over the period, as compared to a -7.51% return for the Russell 2000 Index 1, a major small-cap index. As the housing and financial issues continued to intensify, the divergence between growth and value investing styles widened, favoring the growth style. Growth stocks continued to gain favor as investors placed a premium on companies with the ability to exhibit strong growth in a slowing profit environment and what appeared to be a more challenging economic environment.

The weaker U.S. dollar helped support returns of international stocks for U.S. based investors, but the currency effect was not enough to offset generally lower returns in international stock markets. Emerging markets were a bright spot, in aggregate posting narrower losses than developed markets.

THE UNCERTAINTY OF FUTURE ECONOMIC ACTIVITY SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
TRADITIONALLY DEFENSIVE SECTORS SUCH AS UTILITIES, CONSUMER STAPLES, AND HEALTH CARE PERFORMED WELL IN THE UNCERTAIN ENVIRONMENT. THE MATERIALS SECTOR OUTPERFORMED ON RISING PRICES FOR GOLD AND COPPER, AND ENERGY STOCKS WERE AIDED BY THE RISING PRICE OF OIL.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

4 Wells Fargo Advantage Large Cap Stock Funds             Performance Highlights


WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

September 28, 2001

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (7%)
Consumer Staples                                                            (8%)
Energy                                                                     (12%)
Financials                                                                  (5%)
Health Care                                                                (11%)
Industrials                                                                (20%)
Information Technology                                                     (26%)
Materials                                                                   (5%)
Telecommunication Services                                                  (6%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
CVS Caremark Corporation                                                   4.20%
--------------------------------------------------------------------------------
Gilead Sciences Incorporated                                               3.08%
--------------------------------------------------------------------------------
Transocean Incorporated                                                    3.00%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 2.88%
--------------------------------------------------------------------------------
Apple Incorporated                                                         2.69%
--------------------------------------------------------------------------------
Thermo Fisher Scientific Incorporated                                      2.60%
--------------------------------------------------------------------------------
Google Incorporated Class A                                                2.57%
--------------------------------------------------------------------------------
Research In Motion Limited                                                 2.52%
--------------------------------------------------------------------------------
United Technologies Corporation                                            2.24%
--------------------------------------------------------------------------------
NVIDIA Corporation                                                         2.22%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights             Wells Fargo Advantage Large Cap Stock Funds 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

-----------------------------------------------------------------------------------------------------------------------------------
                                            Including Sales Charge                   Excluding Sales Charge           Expense Ratio
ENDEAVOR LARGE CAP FUND            6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 4  Net 5
-----------------------------------------------------------------------------------------------------------------------------------
Class A (STALX)                      (8.09)   (4.11)   12.29      4.77        (2.49)    1.73    13.63      5.75       1.54%   1.25%
-----------------------------------------------------------------------------------------------------------------------------------
Class B (WELBX)                      (7.88)   (4.04)   12.58      5.05        (2.88)    0.96    12.83      5.05       2.29%   2.00%
-----------------------------------------------------------------------------------------------------------------------------------
Class C (WELCX)                      (3.88)   (0.04)   12.83      5.05        (2.88)    0.96    12.83      5.05       2.29%   2.00%
-----------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000(R) Growth Index 6                                             (3.15)    0.51    10.84      4.92
-----------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CURRENTLY CLASS B SHARES ARE CLOSED TO NEW INVESTORS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Endeavor Large Cap Fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable.

4 Reflects the gross expense ratio for the Administrator, Institutional and Investor class shares as stated in the December 31, 2007, prospectus and is lowered by 0.05 from the previous fiscal year expenses as reported in the Financial Highlights. The difference is due to the decrease in management fees effective November 30, 2007.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

6 Wells Fargo Advantage Large Cap Stock Funds             Performance Highlights


WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

December 29, 2000

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (3%)
Consumer Staples                                                            (8%)
Energy                                                                     (15%)
Financials                                                                  (5%)
Health Care                                                                (10%)
Industrials                                                                (20%)
Information Technology                                                     (28%)
Materials                                                                   (4%)
Telecommunication Services                                                  (7%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
CVS Caremark Corporation                                                   5.93%
--------------------------------------------------------------------------------
NII Holdings Incorporated                                                  4.16%
--------------------------------------------------------------------------------
Transocean Incorporated                                                    4.15%
--------------------------------------------------------------------------------
Gilead Sciences Incorporated                                               3.93%
--------------------------------------------------------------------------------
Thermo Fisher Scientific Incorporated                                      3.39%
--------------------------------------------------------------------------------
Deere & Company                                                            3.22%
--------------------------------------------------------------------------------
American Tower Corporation Class A                                         3.19%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 3.01%
--------------------------------------------------------------------------------
Apple Incorporated                                                         2.96%
--------------------------------------------------------------------------------
Hewlett-Packard Company                                                    2.92%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights             Wells Fargo Advantage Large Cap Stock Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

--------------------------------------------------------------------------------------------------------------------------------
                                         Including Sales Charge                   Excluding Sales Charge           Expense Ratio
ENDEAVOR SELECT FUND            6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 4  Net 5
--------------------------------------------------------------------------------------------------------------------------------
Class A (STAEX)                   (8.68)   (5.39)   13.00      1.28        (3.12)    0.39    14.34      2.13       1.32%   1.25%
--------------------------------------------------------------------------------------------------------------------------------
Class B (WECBX)                   (8.39)   (5.29)   13.21      1.38        (3.39)   (0.29)   13.46      1.38       2.07%   2.00%
--------------------------------------------------------------------------------------------------------------------------------
Class C (WECCX)                   (4.39)   (1.29)   13.43      1.36        (3.39)   (0.29)   13.43      1.36       2.07%   2.00%
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WECDX)                                                (3.01)    0.68    14.50      2.23       1.13%   1.00%
--------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WFCIX)                                                (2.90)    0.87    14.63      2.31       0.87%   0.80%
--------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Growth Index 6                                             (3.15)    0.51    10.84     (0.92)
--------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, nondiversification risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Select Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of the Administrator Class and Institutional Class shares reflects the performance of the Class A shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

4 Reflects the gross expense ratio as stated in the December 1, 2007, prospectus and is lowered by 0.04 from the Fund's previous fiscal year expenses as reported in the Financial Highlights. The difference is due to acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights and the decrease in management fees effective November 30, 2007.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

8 Wells Fargo Advantage Large Cap Stock Funds             Performance Highlights


WELLS FARGO ADVANTAGE EQUITY INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE EQUITY INDEX FUND (the Fund) seeks to replicate the total return of the S&P 500 Index 6, before fees and expenses.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Gregory T. Genung, CFA

FUND INCEPTION

January 25, 1984

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (9%)
Consumer Staples                                                           (10%)
Energy                                                                     (12%)
Financials                                                                 (19%)
Health Care                                                                (12%)
Industrials                                                                (12%)
Information Technology                                                     (16%)
Materials                                                                   (3%)
Telecommunication Services                                                  (3%)
Utilities                                                                   (4%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    3.91%
--------------------------------------------------------------------------------
General Electric Company                                                   2.96%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      2.17%
--------------------------------------------------------------------------------
AT&T Incorporated                                                          1.93%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                   1.70%
--------------------------------------------------------------------------------
Bank of America Corporation                                                1.63%
--------------------------------------------------------------------------------
Johnson & Johnson                                                          1.50%
--------------------------------------------------------------------------------
Chevron Corporation                                                        1.48%
--------------------------------------------------------------------------------
Pfizer Incorporated                                                        1.32%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                   1.32%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights             Wells Fargo Advantage Large Cap Stock Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

--------------------------------------------------------------------------------------------------------------------------------
                                         Including Sales Charge                   Excluding Sales Charge           Expense Ratio
EQUITY INDEX FUND               6 Months*  1 Year  5 Year     10 Year    6 Months*  1 Year  5 Year    10 Year     Gross 4  Net 5
--------------------------------------------------------------------------------------------------------------------------------
Class A (SFCSX)                  (10.15)   (8.51)   10.01      3.84        (4.66)   (2.94)   11.33      4.46       0.78%   0.62%
--------------------------------------------------------------------------------------------------------------------------------
Class B (SQIBX)                  (10.01)   (8.65)   10.23      3.68        (5.01)   (3.65)   10.50      3.68       1.53%   1.37%
--------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   S&P 500 Index 6                                                         (4.32)   (2.31)   12.03      5.14
--------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to the inception of the Class B shares reflects the performance of the Class A shares, adjusted to reflect Class B sales charges and expenses.

4 Reflects the gross expense ratio as stated in the December 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an Index.

10 Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights


WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

November 3, 1997

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (13%)
Consumer Staples                                                           (4%)
Energy                                                                    (12%)
Financials                                                                (22%)
Health Care                                                               (12%)
Industrials                                                               (11%)
Information Technology                                                    (26%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
ConocoPhillips                                                            4.12%
--------------------------------------------------------------------------------
Covidien Limited                                                          3.96%
--------------------------------------------------------------------------------
Chevron Corporation                                                       3.85%
--------------------------------------------------------------------------------
Microsoft Corporation                                                     3.84%
--------------------------------------------------------------------------------
Devon Energy Corporation                                                  3.81%
--------------------------------------------------------------------------------
American International Group Incorporated                                 3.80%
--------------------------------------------------------------------------------
Time Warner Incorporated                                                  3.78%
--------------------------------------------------------------------------------
Western Union Company                                                     3.76%
--------------------------------------------------------------------------------
Wal-Mart Stores Incorporated                                              3.74%
--------------------------------------------------------------------------------
Bank of America Corporation                                               3.66%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

 2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

---------------------------------------------------------------------------------------------------------------------------
                                    Including Sales Charge                 Excluding Sales Charge          Expense Ratio
LARGE COMPANY CORE FUND       6 Months*   1 Year  5 Year  10 Year     6 Months*  1 Year  5 Year  10 Year  Gross 4   Net 5
---------------------------------------------------------------------------------------------------------------------------
Class A (SLGAX)                (11.94)    (8.39)   8.27    4.15        (6.54)    (2.81)   9.56    4.77      1.55%    1.25%
---------------------------------------------------------------------------------------------------------------------------
Class B (WLCBX)                (11.93)    (8.61)   8.33    4.00        (6.93)    (3.61)   8.62    4.00      2.30%    2.00%
---------------------------------------------------------------------------------------------------------------------------
Class C (WLCCX)                 (7.92)    (4.60)   8.61    3.83        (6.92)    (3.60)   8.61    3.83      2.30%    2.00%
---------------------------------------------------------------------------------------------------------------------------
Class Z (WLCZX)                                                        (6.63)    (2.97)   9.44    4.71      1.72%    1.37%
---------------------------------------------------------------------------------------------------------------------------
Administrator Class (SLCKX)                                            (6.47)    (2.61)   9.93    5.00      1.34%    0.95%
---------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   S&P 500 Index 6                                                     (4.32)    (2.31)   12.03   5.14
---------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Large Company Core Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares of the predecessor fund, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Class Z shares reflects the performance of the Class A shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Class Z shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class A shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower.

4 Reflects the gross expense ratio for the Administrator, Institutional and Investor class shares as stated in the December 31, 2007, prospectus and is lowered by 0.05 from the previous fiscal year expenses as reported in the Financial Highlights. The difference is due to the decrease in management fees effective November 30, 2007.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an Index.

12 Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights


WELLS FARGO ADVANTAGE U.S. VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE U.S. VALUE FUND (the Fund) seeks total return with an emphasis on long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Robert J. Costomiris, CFA

FUND INCEPTION

December 29, 1995

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (7%)
Consumer Staples                                                         (22%)
Energy                                                                    (4%)
Financials                                                               (25%)
Health Care                                                              (10%)
Industrials                                                              (11%)
Information Technology                                                   (13%)
Materials                                                                 (4%)
Telecommunication Services                                                (4%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
General Electric Company                                                  7.43%
--------------------------------------------------------------------------------
The Coca-Cola Company                                                     4.47%
--------------------------------------------------------------------------------
Kraft Foods Incorporated Class A                                          3.89%
--------------------------------------------------------------------------------
Pfizer Incorporated                                                       3.67%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   3.60%
--------------------------------------------------------------------------------
Bank of America Corporation                                               3.03%
--------------------------------------------------------------------------------
The Hershey Company                                                       2.73%
--------------------------------------------------------------------------------
International Business Machines Corporation                               2.50%
--------------------------------------------------------------------------------
AT&T Incorporated                                                         2.46%
--------------------------------------------------------------------------------
Zimmer Holdings Incorporated                                              2.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

---------------------------------------------------------------------------------------------------------------------------
                                    Including Sales Charge                 Excluding Sales Charge          Expense Ratio
U.S. VALUE FUND               6 Months*   1 Year  5 Year  10 Year    6 Months*   1 Year  5 Year  10 Year  Gross 4    Net 5
---------------------------------------------------------------------------------------------------------------------------
Class A (WFUAX)               (15.58)     (14.48)  9.82     4.59      (10.45)    (9.28)   11.13   5.21      1.34%    1.25%
---------------------------------------------------------------------------------------------------------------------------
Class B (WFUBX)               (15.73)     (14.90) 10.01     4.64      (10.73)    (9.90)   10.29   4.64      2.09%    2.00%
---------------------------------------------------------------------------------------------------------------------------
Class C (WFUCX)               (11.76)     (10.92) 10.27     4.48      (10.76)    (9.92)   10.27   4.48      2.09%    2.00%
---------------------------------------------------------------------------------------------------------------------------
Class Z (SEQIX)                                                       (10.46)    (9.34)   11.05   5.28      1.51%    1.32%
---------------------------------------------------------------------------------------------------------------------------
Administrator Class (SEQKX)                                           (10.31)    (9.00)   11.50   5.60      1.20%    0.96%
---------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Value Index 6                                          (5.42)    (5.38)   14.25   7.40
---------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor U.S. Value Fund, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges, as applicable. Performance shown prior to the inception of the Class A shares reflects the performance of the Class Z shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Class A shares. Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to April 11, 2005 for the Class Z shares reflects the performance of the Class Z shares of the predecessor fund. Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Class Z shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

4 Reflects the gross expense ratio as stated in the December 1, 2007, prospectus and is lowered by 0.04 from the Fund's previous fiscal year expenses as reported in the Financial Highlights. The difference is due to acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights and the decrease in management fees effective November 30, 2007.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

14 Wells Fargo Advantage Large Cap Stock Funds                     Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------
                                                           Beginning         Ending       Expenses
                                                         Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUND              08-01-2007      01-31-2008      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                  $1,000.00       $  975.10        $ 6.22         1.25%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.90        $ 6.36         1.25%
--------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                  $1,000.00       $  971.20        $ 9.94         2.00%
   Hypothetical (5% return before expenses)                $1,000.00       $1,015.12        $10.16         2.00%
--------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                  $1,000.00       $  971.20        $ 9.94         2.00%
   Hypothetical (5% return before expenses)                $1,000.00       $1,015.12        $10.16         2.00%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                  $1,000.00       $  968.80        $ 6.20         1.25%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.90        $ 6.36         1.25%
--------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                  $1,000.00       $  966.10        $ 9.91         2.00%
   Hypothetical (5% return before expenses)                $1,000.00       $1,015.12        $10.16         2.00%
--------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                  $1,000.00       $  966.10        $ 9.91         2.00%
   Hypothetical (5% return before expenses)                $1,000.00       $1,015.12        $10.16         2.00%
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00       $  969.90        $ 4.97         1.00%
   Hypothetical (5% return before expenses)                $1,000.00       $1,020.16        $ 5.09         1.00%
--------------------------------------------------------------------------------------------------------------------

Fund Expenses                     Wells Fargo Advantage Large Cap Stock Funds 15


--------------------------------------------------------------------------------------------------------------------
                                                           Beginning         Ending        Expenses
                                                         Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (continued)     08-01-2007      01-31-2008      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                  $1,000.00       $  971.00        $ 3.97         0.80%
   Hypothetical (5% return before expenses)                $1,000.00       $1,021.17        $ 4.08         0.80%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EQUITY INDEX FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                  $1,000.00       $  953.40        $ 3.05         0.62%
   Hypothetical (5% return before expenses)                $1,000.00       $1,022.08        $ 3.16         0.62%
--------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                  $1,000.00       $  949.90        $ 6.73         1.37%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.30        $ 6.97         1.37%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                  $1,000.00       $  934.60        $ 6.10         1.25%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.90        $ 6.36         1.25%
--------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                  $1,000.00       $  930.70        $ 9.73         2.00%
   Hypothetical (5% return before expenses)                $1,000.00       $1,015.12        $10.16         2.00%
--------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                  $1,000.00       $  930.80        $ 9.73         2.00%
   Hypothetical (5% return before expenses)                $1,000.00       $1,015.12        $10.16         2.00%
--------------------------------------------------------------------------------------------------------------------
CLASS Z
   Actual                                                  $1,000.00       $  933.70        $ 6.82         1.40%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.30        $ 7.12         1.40%
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00       $  935.30        $ 4.63         0.95%
   Hypothetical (5% return before expenses)                $1,000.00       $1,020.42        $ 4.84         0.95%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE U.S. VALUE FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                  $1,000.00       $  895.50        $ 5.97         1.25%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.90        $ 6.36         1.25%
--------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                  $1,000.00       $  892.70        $ 9.54         2.00%
   Hypothetical (5% return before expenses)                $1,000.00       $1,015.12        $10.16         2.00%
--------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                  $1,000.00       $  892.40        $ 9.54         2.00%
   Hypothetical (5% return before expenses)                $1,000.00       $1,015.12        $10.16         2.00%
--------------------------------------------------------------------------------------------------------------------
CLASS Z
   Actual                                                  $1,000.00       $  895.40        $ 6.31         1.32%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.55        $ 6.72         1.32%
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00       $  896.90        $ 4.59         0.96%
   Hypothetical (5% return before expenses)                $1,000.00       $1,020.37        $ 4.89         0.96%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

16 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.23%

AEROSPACE, DEFENSE: 0.93%
     11,730  BE AEROSPACE INCORPORATED+                                                                           $      452,895
                                                                                                                  --------------
BIOPHARMACEUTICALS: 5.19%
     18,510  CELGENE CORPORATION+                                                                                      1,038,596
     32,640  GILEAD SCIENCES INCORPORATED+                                                                             1,491,322

                                                                                                                       2,529,918
                                                                                                                  --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.03%
     19,020  LOWE'S COMPANIES INCORPORATED                                                                               502,889
                                                                                                                  --------------
BUSINESS SERVICES: 10.06%
     25,670  ADOBE SYSTEMS INCORPORATED+                                                                                 896,653
     29,738  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         829,690
      2,199  GOOGLE INCORPORATED CLASS A+                                                                              1,240,896
      2,390  MASTERCARD INCORPORATED CLASS A<<                                                                           494,730
     29,370  MICROSOFT CORPORATION                                                                                       957,462
     23,450  ORACLE CORPORATION+                                                                                         481,898

                                                                                                                       4,901,329
                                                                                                                  --------------
CASINO & GAMING: 1.13%
      7,500  MGM MIRAGE+<<                                                                                               549,150
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 2.51%
      7,898  MOSAIC COMPANY+                                                                                             718,797
      6,200  PRAXAIR INCORPORATED                                                                                        501,642

                                                                                                                       1,220,439
                                                                                                                  --------------
COAL MINING: 1.39%
      9,304  CONSOL ENERGY INCORPORATED                                                                                  679,192
                                                                                                                  --------------
COMMUNICATIONS: 8.33%
     17,490  AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                    1,047,826
     17,900  AMERICAN TOWER CORPORATION CLASS A+                                                                         671,787
     30,220  DIRECTV GROUP INCORPORATED+                                                                                 682,368
      7,949  EQUINIX INCORPORATED+<<                                                                                     600,388
     24,760  NII HOLDINGS INCORPORATED+                                                                                1,056,262

                                                                                                                       4,058,631
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 2.50%
     10,180  JPMORGAN CHASE & COMPANY                                                                                    484,059
      8,960  STATE STREET CORPORATION                                                                                    735,795

                                                                                                                       1,219,854
                                                                                                                  --------------
E-COMMERCE/SERVICES: 2.58%
      7,850  AMAZON.COM INCORPORATED+                                                                                    609,945
      5,970  PRICELINE.COM INCORPORATED+<<                                                                               647,864

                                                                                                                       1,257,809
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.21%
     10,280  BROADCOM CORPORATION CLASS A+                                                                               226,982
     56,820  CISCO SYSTEMS INCORPORATED+                                                                               1,392,090
     13,870  COOPER INDUSTRIES LIMITED CLASS A                                                                           617,770
      3,051  FIRST SOLAR INCORPORATED+                                                                                   554,580

Portfolio of Investments--January 31, 2008 (Unaudited)

                                Wells Fargo Advantage Large Cap Stock Funds   17


ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     16,880  NOKIA OYJ ADR                                                                                        $      623,716
     43,611  NVIDIA CORPORATION+                                                                                       1,072,394

                                                                                                                       4,487,532
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.09%
     16,860  KBR INCORPORATED+                                                                                           532,607
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 2.30%
     14,060  ARCHER DANIELS MIDLAND COMPANY                                                                              619,343
      8,480  THE COCA-COLA COMPANY                                                                                       501,762

                                                                                                                       1,121,105
                                                                                                                  --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.56%
     16,102  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                       759,692
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.12%
      8,370  EXTERRAN HOLDINGS INCORPORATED+                                                                             546,059
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.96%
      9,616  APPLE INCORPORATED+                                                                                       1,301,622
     10,430  CUMMINS INCORPORATED                                                                                        503,560
     11,130  DEERE & COMPANY                                                                                             976,769
      6,940  GAMESTOP CORPORATION CLASS A+                                                                               359,006
     22,440  HEWLETT-PACKARD COMPANY                                                                                     981,750
     12,970  RESEARCH IN MOTION LIMITED+<<                                                                             1,217,624

                                                                                                                       5,340,331
                                                                                                                  --------------
INSURANCE CARRIERS: 2.57%
     15,930  METLIFE INCORPORATED                                                                                        939,392
      4,020  WELLPOINT INCORPORATED+                                                                                     314,364

                                                                                                                       1,253,756
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.71%
      5,692  C.R. BARD INCORPORATED                                                                                      549,676
     24,400  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    1,256,356

                                                                                                                       1,806,032
                                                                                                                  --------------
MEDICAL PRODUCTS: 1.59%
      5,908  ALLERGAN INCORPORATED                                                                                       396,959
      4,800  ZIMMER HOLDINGS INCORPORATED+                                                                               375,696

                                                                                                                         772,655
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 5.36%
      8,570  COSTCO WHOLESALE CORPORATION                                                                                582,246
     51,950  CVS CAREMARK CORPORATION                                                                                  2,029,687

                                                                                                                       2,611,933
                                                                                                                  --------------
OIL & GAS EXTRACTION: 6.06%
     22,970  CHESAPEAKE ENERGY CORPORATION                                                                               855,172
     11,823  TRANSOCEAN INCORPORATED+                                                                                  1,449,500
     10,460  WEATHERFORD INTERNATIONAL LIMITED+                                                                          646,533

                                                                                                                       2,951,205
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.58%
     13,010  VALERO ENERGY CORPORATION                                                                                   770,062
                                                                                                                  --------------

18 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
PIPELINES: 1.93%
     29,330  THE WILLIAMS COMPANIES INCORPORATED                                                                  $      937,680
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 2.59%
      6,240  COMPANHIA SIDERURGICA NACIONAL SA ADR<<                                                                     603,346
     11,430  NUCOR CORPORATION                                                                                           660,654

                                                                                                                       1,264,000
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.86%
      2,090  GOLDMAN SACHS GROUP INCORPORATED                                                                            419,609
                                                                                                                  --------------
SOCIAL SERVICES: 2.03%
     39,550  ABB LIMITED ADR                                                                                             988,750
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 9.06%
      9,110  BOEING COMPANY                                                                                              757,770
      9,477  GENERAL DYNAMICS CORPORATION                                                                                800,427
     14,900  GOODRICH CORPORATION                                                                                        931,995
     14,980  TEXTRON INCORPORATED                                                                                        839,629
     14,780  UNITED TECHNOLOGIES CORPORATION                                                                           1,085,000

                                                                                                                       4,414,821
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $47,109,025)                                                                                48,349,935
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 6.92%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.12%
     34,833  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  34,833
     25,055  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                    25,055

                                                                                                                          59,888
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.80%
$    11,024  AMSTEL FUNDING CORPORATION                                                4.60%        02/01/2008            11,024
     25,055  BANCO SANTANDER TOTTA LOAN+++/-                                           4.10         10/15/2008            25,026
    150,333  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $150,346)                                                 3.23         02/01/2008           150,333
     25,055  BANK OF IRELAND+++/-                                                      4.86         10/14/2008            25,040
     40,089  BARTON CAPITAL CORPORATION                                                3.62         02/04/2008            40,079
     74,966  BARTON CAPITAL CORPORATION++                                              3.62         02/06/2008            74,935
    250,555  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $250,577)                                  3.23         02/01/2008           250,555
     20,044  BNP PARIBAS+/-                                                            4.85         11/07/2008            20,014
     23,051  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $23,053)                                                            3.17         02/01/2008            23,051
     95,211  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $95,219)                                                            3.21         02/01/2008            95,211
     24,053  CANCARA ASSET SECURITIZATION LIMITED                                      4.55         02/01/2008            24,053
     36,088  CHARIOT FUNDING LLC++                                                     4.50         02/05/2008            36,076
     65,144  CHEYNE FINANCE LLC+++/-^^(a)(i)                                           5.12         02/25/2008            58,630
     50,111  CHEYNE FINANCE LLC+++/-^^(a)(i)                                           5.18         05/19/2008            45,100
      5,011  COMERICA BANK+/-                                                          4.52         02/08/2008             5,012
    230,510  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $230,531)                                  3.23         02/01/2008           230,510
     75,166  CULLINAN FINANCE CORPORATION+++/-                                         3.21         08/04/2008            74,824
     60,133  CULLINAN FINANCE CORPORATION+++/-                                         3.36         02/25/2008            60,132
     25,055  CULLINAN FINANCE CORPORATION+++/-                                         4.57         02/12/2008            25,051
    140,311  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $140,323)                                                           3.18         02/01/2008           140,311
     75,166  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $75,173)                                                            3.21         02/01/2008            75,166

Portfolio of Investments--January 31, 2008 (Unaudited)

                                Wells Fargo Advantage Large Cap Stock Funds   19


ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    15,033  FAIRWAY FINANCE CORPORATION                                               3.65%        02/06/2008    $       15,027
    100,222  FIVE FINANCE INCORPORATED+++/-                                            4.51         07/09/2008            99,681
     25,055  GALLEON CAPITAL LLC                                                       3.65         02/07/2008            25,043
     80,178  GALLEON CAPITAL LLC                                                       4.45         02/01/2008            80,178
    115,255  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $115,265)                                                 3.20         02/01/2008           115,255
     10,022  HARRIER FINANCE FUNDING LLC+/-                                            3.40         04/25/2008            10,022
     65,144  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             4.15         08/16/2008            65,144
     25,055  INTESA BANK (IRELAND) PLC+++/-                                            3.39         10/24/2008            25,026
    223,439  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $223,459)                                                           3.22         02/01/2008           223,438
     28,329  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $28,331)                                                            3.15         02/01/2008            28,329
     57,628  KESTREL FUNDING US LLC+++/-                                               3.35         02/25/2008            57,622
     10,022  KESTREL FUNDING US LLC+/-                                                 3.40         04/25/2008            10,022
     50,111  LINKS FINANCE LLC+++/-                                                    3.23         08/15/2008            49,622
     74,164  LIQUID FUNDING LIMITED+++/-                                               5.10         06/11/2008            74,308
    125,277  MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $125,288)                                                           3.15         02/01/2008           125,277
      4,635  MORGAN STANLEY+/-                                                         4.36         10/15/2008             4,635
    155,344  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $155,357)                                                           3.00         02/01/2008           155,344
     50,111  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $50,115)                                                            3.21         02/01/2008            50,111
     50,111  NORTHERN ROCK PLC+++/-                                                    4.60         10/03/2008            49,686
     19,042  PALISADES CP NOTES                                                        3.81         02/20/2008            19,012
     33,073  PERRY GLOBAL FUNDING LLC SERIES A                                         3.76         02/19/2008            33,023
      4,054  RACERS TRUST SERIES 2004-6-MM+++/-                                        4.10         03/22/2008             4,054
     36,080  SEDNA FINANCE INCORPORATED+++/-                                           4.39         04/10/2008            36,007
     35,078  SHEFFIELD RECEIVABLES CORPORATION++                                       4.37         02/05/2008            35,066
     25,557  SHIPROCK FINANCE SERIES 2007-4A+++/-                                      4.31         04/11/2008            25,557
     19,543  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            3.29         02/29/2008            19,537
     25,055  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            4.55         02/04/2008            25,058
     20,044  SLM CORPORATION+++/-                                                      4.34         05/12/2008            19,957
      9,722  SOLITAIRE FUNDING LLC                                                     3.36         02/21/2008             9,705
     31,069  STANFIELD VICTORIA FUNDING LLC+++/-^^(a)(i)                               5.20         04/03/2008            28,117
     50,111  STANFIELD VICTORIA FUNDING LLC+++/-^^(a)(i)                               5.39         02/15/2008            45,350
     15,033  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.51         02/20/2008            15,009
      5,794  THE TRAVELERS INSURANCE COMPANY+/-                                        4.51         02/08/2008             5,794
     25,055  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     4.26         10/14/2008            25,036
     25,055  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                        4.46         10/08/2008            25,038
     75,166  VERSAILLES CDS LLC                                                        4.65         02/01/2008            75,166
     43,095  VICTORIA FINANCE LLC+++/-^^(a)(i)                                         3.53         07/28/2008            39,001
     25,055  VICTORIA FINANCE LLC+++/-^^(a)(i)                                         3.56         08/07/2008            22,675
     50,111  WHITE PINE FINANCE LLC+++/-(k)                                            4.98         02/22/2008            50,097

                                                                                                                       3,312,162
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,389,985)                                                              3,372,050
                                                                                                                  --------------

20 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 1.66%
    807,771  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $      807,771
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $807,771)                                                                             807,771
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $51,306,781)*                                              107.81%                                          $   52,529,756
OTHER ASSETS AND LIABILITIES, NET                                 (7.81)                                              (3,803,683)
                                                                 ------                                           --------------
TOTAL NET ASSETS                                                 100.00%                                          $   48,726,073
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $807,771.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 21


ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 94.37%

BIOPHARMACEUTICALS: 3.71%
    1,337,100   GILEAD SCIENCES INCORPORATED+                                                                         $  61,092,099
                                                                                                                      -------------
BUSINESS SERVICES: 9.04%
    1,222,600   ADOBE SYSTEMS INCORPORATED+<<                                                                            42,705,418
    1,023,348   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      28,551,409
       69,682   GOOGLE INCORPORATED CLASS A+                                                                             39,321,553
      105,500   MASTERCARD INCORPORATED CLASS A<<                                                                        21,838,500
      795,798   ORACLE CORPORATION+                                                                                      16,353,649

                                                                                                                        148,770,529
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 1.96%
      354,637   MOSAIC COMPANY+                                                                                          32,275,513
                                                                                                                      -------------
COAL MINING: 1.85%
      417,661   CONSOL ENERGY INCORPORATED<<                                                                             30,489,253
                                                                                                                      -------------
COMMUNICATIONS: 9.96%
    1,320,400   AMERICAN TOWER CORPORATION CLASS A+<<                                                                    49,554,612
    1,108,600   DIRECTV GROUP INCORPORATED+                                                                              25,032,188
      325,963   EQUINIX INCORPORATED+<<                                                                                  24,619,985
    1,516,272   NII HOLDINGS INCORPORATED+                                                                               64,684,164

                                                                                                                        163,890,949
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 2.15%
      743,300   JPMORGAN CHASE & COMPANY                                                                                 35,343,915
                                                                                                                      -------------
E-COMMERCE/SERVICES: 1.39%
      294,600   AMAZON.COM INCORPORATED+                                                                                 22,890,420
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.58%
    1,910,900   CISCO SYSTEMS INCORPORATED+                                                                              46,817,050
      139,746   FIRST SOLAR INCORPORATED+<<                                                                              25,401,630
    1,468,186   NVIDIA CORPORATION+<<                                                                                    36,102,694

                                                                                                                        108,321,374
                                                                                                                      -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.92%
      670,961   MCDERMOTT INTERNATIONAL INCORPORATED+<<                                                                  31,655,940
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 13.45%
      339,849   APPLE INCORPORATED+                                                                                      46,001,961
      570,300   DEERE & COMPANY<<                                                                                        50,049,528
    1,036,800   HEWLETT-PACKARD COMPANY<<                                                                                45,360,000
    1,780,200   INTEL CORPORATION                                                                                        37,740,240
      450,500   RESEARCH IN MOTION LIMITED+<<                                                                            42,292,940

                                                                                                                        221,444,669
                                                                                                                      -------------
INSURANCE CARRIERS: 4.99%
      636,200   METLIFE INCORPORATED                                                                                     37,516,714
      571,400   WELLPOINT INCORPORATED+                                                                                  44,683,480

                                                                                                                         82,200,194
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.20%
    1,022,300   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                 52,638,227
                                                                                                                      -------------

22 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL: 7.10%
      366,000   COSTCO WHOLESALE CORPORATION<<                                                                       $   24,866,040
    2,355,900   CVS CAREMARK CORPORATION                                                                                 92,045,013

                                                                                                                        116,911,053
                                                                                                                     --------------
OIL & GAS EXTRACTION: 8.32%
      994,500   CHESAPEAKE ENERGY CORPORATION<<                                                                          37,025,234
      525,428   TRANSOCEAN INCORPORATED+                                                                                 64,417,473
      573,210   WEATHERFORD INTERNATIONAL LIMITED+<<                                                                     35,430,110

                                                                                                                        136,872,817
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.84%
      511,500   VALERO ENERGY CORPORATION                                                                                30,275,685
                                                                                                                     --------------
PIPELINES: 2.43%
    1,251,800   THE WILLIAMS COMPANIES INCORPORATED                                                                      40,020,046
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 1.80%
      305,900   COMPANHIA SIDERURGICA NACIONAL SA ADR<<                                                                  29,577,471
                                                                                                                     --------------
SOCIAL SERVICES: 2.53%
    1,663,700   ABB LIMITED ADR                                                                                          41,592,500
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 10.15%
      497,700   BOEING COMPANY                                                                                           41,398,686
      509,402   GENERAL DYNAMICS CORPORATION                                                                             43,024,093
      707,600   TEXTRON INCORPORATED                                                                                     39,660,980
      586,300   UNITED TECHNOLOGIES CORPORATION                                                                          43,040,283

                                                                                                                        167,124,042
                                                                                                                     --------------
TOTAL COMMON STOCKS (COST $1,502,354,606)                                                                             1,553,386,696
                                                                                                                     --------------
COLLATERAL FOR SECURITIES LENDING: 9.63%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.17%
    1,637,521   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               1,637,521
    1,177,875   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                 1,177,875

                                                                                                                          2,815,396
                                                                                                                     --------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 9.46%
$     518,265   AMSTEL FUNDING CORPORATION                                                 4.60%        02/01/2008          518,265
    1,177,875   BANCO SANTANDER TOTTA LOAN+/-++                                            4.10         10/15/2008        1,176,485
    7,067,248   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $7,067,882)                                                3.23         02/01/2008        7,067,248
    1,177,875   BANK OF IRELAND+/-++                                                       4.86         10/14/2008        1,177,133
    1,884,600   BARTON CAPITAL CORPORATION                                                 3.62         02/04/2008        1,884,128
    3,524,201   BARTON CAPITAL CORPORATION++                                               3.62         02/06/2008        3,522,721
   11,778,747   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $11,779,804)               3.23         02/01/2008       11,778,747
      942,300   BNP PARIBAS+/-                                                             4.85         11/07/2008          940,867
    1,083,645   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,083,740)                                                3.17         02/01/2008        1,083,645
    4,475,924   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $4,476,323)                                                3.21         02/01/2008        4,475,924
    1,130,760   CANCARA ASSET SECURITIZATION LIMITED                                       4.55         02/01/2008        1,130,760
    1,696,516   CHARIOT FUNDING LLC++                                                      4.50         02/05/2008        1,695,940
    3,062,474   CHEYNE FINANCE LLC+/-++^^(a)(i)                                            5.12         02/25/2008        2,756,227
    2,355,749   CHEYNE FINANCE LLC+/-++^^(a)(i)                                            5.18         05/19/2008        2,120,174

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 23


ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     235,575   COMERICA BANK+/-                                                           4.52%        02/08/2008   $      235,624
   10,836,447   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $10,837,419)                                3.23         02/01/2008       10,836,447
    3,533,624   CULLINAN FINANCE CORPORATION+/-++                                          3.21         08/04/2008        3,517,511
    2,826,899   CULLINAN FINANCE CORPORATION+/-++                                          3.36         02/25/2008        2,826,831
    1,177,875   CULLINAN FINANCE CORPORATION+/-++                                          4.57         02/12/2008        1,177,651
    3,533,624   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,533,939)                                                3.21         02/01/2008        3,533,624
    6,596,098   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $6,596,681)                                                3.18         02/01/2008        6,596,098
      706,725   FAIRWAY FINANCE CORPORATION                                                3.65         02/06/2008          706,428
    4,711,499   FIVE FINANCE INCORPORATED+/-++                                             4.51         07/09/2008        4,686,057
    1,177,875   GALLEON CAPITAL LLC                                                        3.65         02/07/2008        1,177,274
    3,769,199   GALLEON CAPITAL LLC                                                        4.45         02/01/2008        3,769,199
    5,418,224   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $5,418,706)                                                3.20         02/01/2008        5,418,224
      471,150   HARRIER FINANCE FUNDING LLC+/-                                             3.40         04/25/2008          471,150
    3,062,474   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.15         08/16/2008        3,062,474
    1,177,875   INTESA BANK (IRELAND) PLC+/-++                                             3.39         10/24/2008        1,176,485
    1,331,748   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,331,865)                                                3.15         02/01/2008        1,331,748
   10,503,989   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $10,504,929)                                               3.22         02/01/2008       10,503,989
    2,709,112   KESTREL FUNDING US LLC+/-++                                                3.35         02/25/2008        2,708,841
      471,150   KESTREL FUNDING US LLC+/-                                                  3.40         04/25/2008          471,150
    2,355,749   LINKS FINANCE LLC+/-++                                                     3.23         08/15/2008        2,332,757
    3,486,509   LIQUID FUNDING LIMITED+/-++                                                5.10         06/11/2008        3,493,273
    5,889,374   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $5,889,889)                                                3.15         02/01/2008        5,889,374
      217,907   MORGAN STANLEY+/-                                                          4.36         10/15/2008          217,907
    2,355,749   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,355,959)                                                3.21         02/01/2008        2,355,749
    7,302,823   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $7,303,432)                                                3.00         02/01/2008        7,302,823
    2,355,749   NORTHERN ROCK PLC+/-++                                                     4.60         10/03/2008        2,335,773
      895,185   PALISADES CP NOTES                                                         3.81         02/20/2008          893,744
    1,554,795   PERRY GLOBAL FUNDING LLC SERIES A                                          3.76         02/19/2008        1,552,431
      190,580   RACERS TRUST SERIES 2004-6-MM+/-++                                         4.10         03/22/2008          190,580
    1,696,140   SEDNA FINANCE INCORPORATED+/-++                                            4.39         04/10/2008        1,692,696
    1,649,025   SHEFFIELD RECEIVABLES CORPORATION++                                        4.37         02/05/2008        1,648,464
    1,201,432   SHIPROCK FINANCE SERIES 2007-4A+/-++                                       4.31         04/11/2008        1,201,432
      918,742   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             3.29         02/29/2008          918,453
    1,177,875   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.55         02/04/2008        1,177,992
      942,300   SLM CORPORATION+/-++                                                       4.34         05/12/2008          938,210
      457,015   SOLITAIRE FUNDING LLC                                                      3.36         02/21/2008          456,243
    1,460,565   STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                                5.20         04/03/2008        1,321,811
    2,355,749   STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                                5.39         02/15/2008        2,131,953
      706,725   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       3.51         02/20/2008          705,587
      272,372   THE TRAVELERS INSURANCE COMPANY+/-                                         4.51         02/08/2008          272,366
    1,177,875   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      4.26         10/14/2008        1,176,968
    1,177,875   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.46         10/08/2008        1,177,027
    3,533,624   VERSAILLES CDS LLC                                                         4.65         02/01/2008        3,533,624
    2,025,944   VICTORIA FINANCE LLC+/-++^^(a)(i)                                          3.53         07/28/2008        1,833,480
    1,177,875   VICTORIA FINANCE LLC+/-++^^(a)(i)                                          3.56         08/07/2008        1,065,977
    2,355,749   WHITE PINE FINANCE LLC+/-++(k)                                             4.98         02/22/2008        2,355,113

                                                                                                                        155,706,876
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $160,089,675)                                                             158,522,272
                                                                                                                     --------------

24 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

       SHARES                                                                                                            VALUE
SHORT-TERM INVESTMENTS: 6.45%
  106,094,312   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $  106,094,312
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $106,094,312)                                                                        106,094,312
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,768,538,593)*                               110.45%                                                         $1,818,003,280

OTHER ASSETS AND LIABILITIES, NET                    (10.45)                                                           (171,994,119)
                                                     ------                                                          --------------

TOTAL NET ASSETS                                     100.00%                                                         $1,646,009,161
                                                     ------                                                          --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $106,094,312.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 25


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.90%

AMUSEMENT & RECREATION SERVICES: 0.11%
        8,474   INTERNATIONAL GAME TECHNOLOGY                                                                         $     361,586
                                                                                                                      -------------

APPAREL & ACCESSORY STORES: 0.35%
        2,314   ABERCROMBIE & FITCH COMPANY CLASS A                                                                         184,403
       12,514   GAP INCORPORATED                                                                                            239,268
        8,428   KOHL'S CORPORATION+                                                                                         384,654
        8,350   LIMITED BRANDS INCORPORATED                                                                                 159,402
        5,051   NORDSTROM INCORPORATED                                                                                      196,484

                                                                                                                          1,164,211
                                                                                                                      -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.11%
        2,290   JONES APPAREL GROUP INCORPORATED                                                                             38,472
        2,673   LIZ CLAIBORNE INCORPORATED                                                                                   58,512
        1,582   POLO RALPH LAUREN CORPORATION                                                                                95,853
        2,365   VF CORPORATION                                                                                              182,980

                                                                                                                            375,817
                                                                                                                      -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
        3,707   AUTONATION INCORPORATED+<<                                                                                   60,350
        1,186   AUTOZONE INCORPORATED+<<                                                                                    143,364

                                                                                                                            203,714
                                                                                                                      -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
        1,559   RYDER SYSTEM INCORPORATED<<                                                                                  81,162
                                                                                                                      -------------

BIOPHARMACEUTICALS: 0.70%
       10,367   CELGENE CORPORATION+                                                                                        581,692
        7,146   GENZYME CORPORATION+                                                                                        558,317
       25,009   GILEAD SCIENCES INCORPORATED+                                                                             1,142,661

                                                                                                                          2,282,670
                                                                                                                      -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.14%
        3,266   CENTEX CORPORATION<<                                                                                         90,729
        7,447   D.R. HORTON INCORPORATED<<                                                                                  128,461
        2,069   KB HOME                                                                                                      56,898
        3,745   LENNAR CORPORATION CLASS A                                                                                   77,147
        5,709   PULTE HOMES INCORPORATED<<                                                                                   93,285

                                                                                                                            446,520
                                                                                                                      -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.79%
       45,345   HOME DEPOT INCORPORATED<<                                                                                 1,390,731
       39,299   LOWE'S COMPANIES INCORPORATED                                                                             1,039,066
        2,801   SHERWIN-WILLIAMS COMPANY                                                                                    160,245

                                                                                                                          2,590,042
                                                                                                                      -------------

BUSINESS SERVICES: 6.39%
       15,417   ADOBE SYSTEMS INCORPORATED+                                                                                 538,516
        2,700   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                          131,625
        4,464   AKAMAI TECHNOLOGIES INCORPORATED+                                                                           134,813
        6,204   AUTODESK INCORPORATED+<<                                                                                    255,295
       14,138   AUTOMATIC DATA PROCESSING INCORPORATED                                                                      573,579
        5,261   BMC SOFTWARE INCORPORATED+<<                                                                                168,562
       10,529   CA INCORPORATED                                                                                             231,954

26 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (continued)
        5,097   CITRIX SYSTEMS INCORPORATED+                                                                          $     176,458
        7,801   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         217,648
        4,397   COMPUTER SCIENCES CORPORATION+                                                                              186,081
        7,690   COMPUWARE CORPORATION+                                                                                       65,365
        3,499   CONVERGYS CORPORATION+                                                                                       54,269
       30,549   EBAY INCORPORATED+                                                                                          821,463
        8,463   ELECTRONIC ARTS INCORPORATED+                                                                               400,892
       13,759   ELECTRONIC DATA SYSTEMS CORPORATION                                                                         276,556
        3,542   EQUIFAX INCORPORATED                                                                                        131,373
        4,586   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                         194,676
        4,423   FISERV INCORPORATED+                                                                                        227,210
        6,220   GOOGLE INCORPORATED CLASS A+                                                                              3,509,946
        5,212   IMS HEALTH INCORPORATED                                                                                     124,515
       12,665   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                              113,098
        8,940   INTUIT INCORPORATED+<<                                                                                      274,369
       14,015   JUNIPER NETWORKS INCORPORATED+<<                                                                            380,507
      216,185   MICROSOFT CORPORATION                                                                                     7,047,631
        3,437   MONSTER WORLDWIDE INCORPORATED+                                                                              95,720
        9,400   NOVELL INCORPORATED+                                                                                         59,784
        8,783   OMNICOM GROUP INCORPORATED                                                                                  398,485
      105,958   ORACLE CORPORATION+                                                                                       2,177,437
        4,327   ROBERT HALF INTERNATIONAL INCORPORATED                                                                      120,204
       22,263   SUN MICROSYSTEMS INCORPORATED+                                                                              389,607
       23,303   SYMANTEC CORPORATION+<<                                                                                     417,823
        5,317   TOTAL SYSTEM SERVICES INCORPORATED                                                                          122,823
        9,344   UNISYS CORPORATION+<<                                                                                        38,871
        5,936   VERISIGN INCORPORATED+<<                                                                                    201,349
       35,909   YAHOO! INCORPORATED+<<                                                                                      688,735

                                                                                                                         20,947,239
                                                                                                                      -------------

CHEMICALS & ALLIED PRODUCTS: 9.93%
       41,521   ABBOTT LABORATORIES                                                                                       2,337,632
        5,787   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       520,946
       29,224   AMGEN INCORPORATED+                                                                                       1,361,546
        2,861   AVERY DENNISON CORPORATION                                                                                  148,257
       11,528   AVON PRODUCTS INCORPORATED                                                                                  403,711
        2,895   BARR PHARMACEUTICALS INCORPORATED+                                                                          151,090
        7,882   BIOGEN IDEC INCORPORATED+                                                                                   480,408
       53,162   BRISTOL-MYERS SQUIBB COMPANY                                                                              1,232,827
        3,721   CLOROX COMPANY                                                                                              228,172
       13,697   COLGATE-PALMOLIVE COMPANY                                                                                 1,054,669
       25,375   DOW CHEMICAL COMPANY<<                                                                                      980,998
       24,157   E.I. DU PONT DE NEMOURS & COMPANY                                                                         1,091,413
        2,177   EASTMAN CHEMICAL COMPANY                                                                                    143,834
        4,693   ECOLAB INCORPORATED                                                                                         226,437
       26,516   ELI LILLY & COMPANY                                                                                       1,366,104
        3,059   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                               129,090
        8,379   FOREST LABORATORIES INCORPORATED+                                                                           333,233
        4,233   HOSPIRA INCORPORATED+                                                                                       174,019
        2,185   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                              93,103
       76,894   JOHNSON & JOHNSON                                                                                         4,864,314
        6,567   KING PHARMACEUTICALS INCORPORATED+                                                                           68,888
       14,692   MONSANTO COMPANY                                                                                          1,651,968
        8,125   MYLAN LABORATORIES INCORPORATED+<<                                                                          121,144
      183,515   PFIZER INCORPORATED                                                                                       4,292,416

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 27


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        4,399   PPG INDUSTRIES INCORPORATED                                                                           $     290,730
        8,488   PRAXAIR INCORPORATED                                                                                        686,764
       83,447   PROCTER & GAMBLE COMPANY                                                                                  5,503,330
        3,367   ROHM & HAAS COMPANY                                                                                         179,629
       43,521   SCHERING-PLOUGH CORPORATION                                                                                 851,706
        3,493   SIGMA-ALDRICH CORPORATION                                                                                   173,462
       35,982   WYETH                                                                                                     1,432,084

                                                                                                                         32,573,924
                                                                                                                      -------------

COAL MINING: 0.23%
        4,875   CONSOL ENERGY INCORPORATED                                                                                  355,875
        7,115   PEABODY ENERGY CORPORATION                                                                                  384,352

                                                                                                                            740,227
                                                                                                                      -------------

COMMUNICATIONS: 4.20%
       10,875   AMERICAN TOWER CORPORATION CLASS A+                                                                         408,139
      162,959   AT&T INCORPORATED                                                                                         6,272,292
        2,965   CENTURYTEL INCORPORATED                                                                                     109,438
        8,807   CITIZENS COMMUNICATIONS COMPANY<<                                                                           101,016
       13,378   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                   410,838
       82,575   COMCAST CORPORATION CLASS A+<<                                                                            1,499,562
       19,289   DIRECTV GROUP INCORPORATED+                                                                                 435,546
        4,105   EMBARQ CORPORATION                                                                                          185,957
        4,953   IAC/INTERACTIVECORP+                                                                                        128,481
       42,191   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                             248,083
       76,420   SPRINT NEXTEL CORPORATION                                                                                   804,703
       77,662   VERIZON COMMUNICATIONS INCORPORATED                                                                       3,016,392
       12,819   WINDSTREAM CORPORATION                                                                                      148,829

                                                                                                                         13,769,276
                                                                                                                      -------------

DEPOSITORY INSTITUTIONS: 8.65%
      119,256   BANK OF AMERICA CORPORATION                                                                               5,289,004
       30,596   BANK OF NEW YORK MELLON CORPORATION                                                                       1,426,691
       14,763   BB&T CORPORATION                                                                                            535,602
      134,141   CITIGROUP INCORPORATED                                                                                    3,785,459
        4,057   COMERICA INCORPORATED                                                                                       176,966
        5,235   COMMERCE BANCORP INCORPORATED                                                                               199,506
       14,312   FIFTH THIRD BANCORP                                                                                         387,855
        3,396   FIRST HORIZON NATIONAL CORPORATION<<                                                                         73,591
       13,983   HUDSON CITY BANCORP INCORPORATED                                                                            229,042
        9,831   HUNTINGTON BANCSHARES INCORPORATED<<                                                                        132,227
       90,256   JPMORGAN CHASE & COMPANY                                                                                  4,291,673
       10,446   KEYCORP                                                                                                     273,163
        2,007   M&T BANK CORPORATION                                                                                        184,182
        6,915   MARSHALL & ILSLEY CORPORATION                                                                               192,929
       17,024   NATIONAL CITY CORPORATION                                                                                   302,857
        5,141   NORTHERN TRUST CORPORATION                                                                                  377,144
        9,392   PNC FINANCIAL SERVICES GROUP                                                                                616,303
       18,677   REGIONS FINANCIAL CORPORATION<<                                                                             471,407
        9,684   SOVEREIGN BANCORP INCORPORATED+<<                                                                           120,759
       10,377   STATE STREET CORPORATION                                                                                    852,159
        9,384   SUNTRUST BANKS INCORPORATED                                                                                 647,027
       46,394   US BANCORP<<                                                                                              1,575,076
       53,079   WACHOVIA CORPORATION                                                                                      2,066,365
       23,342   WASHINGTON MUTUAL INCORPORATED                                                                              464,973

28 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
DEPOSITORY INSTITUTIONS (continued)
       90,668   WELLS FARGO & COMPANY(L)                                                                              $   3,083,619
       20,176   WESTERN UNION COMPANY                                                                                       451,942
        2,902   ZIONS BANCORPORATION                                                                                        158,855

                                                                                                                         28,366,376
                                                                                                                      -------------

E-COMMERCE/SERVICES: 0.20%
        8,255   AMAZON.COM INCORPORATED+                                                                                    641,414
                                                                                                                      -------------

EATING & DRINKING PLACES: 0.71%
        3,812   DARDEN RESTAURANTS INCORPORATED                                                                             107,956
       31,780   MCDONALD'S CORPORATION                                                                                    1,701,819
        2,348   WENDY'S INTERNATIONAL INCORPORATED                                                                           57,338
       13,666   YUM! BRANDS INCORPORATED                                                                                    466,831

                                                                                                                          2,333,944
                                                                                                                      -------------

EDUCATIONAL SERVICES: 0.09%
        3,674   APOLLO GROUP INCORPORATED CLASS A+<<                                                                        292,965
                                                                                                                      -------------

  ELECTRIC, GAS & SANITARY SERVICES: 3.92%
       17,982   AES CORPORATION+                                                                                            343,097
        4,466   ALLEGHENY ENERGY INCORPORATED                                                                               244,692
        7,779   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                        76,623
        5,589   AMEREN CORPORATION                                                                                          250,443
       10,748   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                460,337
        8,632   CENTERPOINT ENERGY INCORPORATED                                                                             138,198
        6,048   CMS ENERGY CORPORATION                                                                                       94,772
        7,295   CONSOLIDATED EDISON INCORPORATED<<                                                                          317,916
        4,854   CONSTELLATION ENERGY GROUP INCORPORATED                                                                     456,082
       15,714   DOMINION RESOURCES INCORPORATED                                                                             675,702
        4,398   DTE ENERGY COMPANY                                                                                          187,575
       33,883   DUKE ENERGY CORPORATION                                                                                     632,257
       13,321   DYNEGY INCORPORATED CLASS A+                                                                                 93,513
        8,754   EDISON INTERNATIONAL                                                                                        456,609
       18,821   EL PASO CORPORATION<<                                                                                       310,170
        5,222   ENTERGY CORPORATION                                                                                         564,916
       17,733   EXELON CORPORATION                                                                                        1,351,077
        8,190   FIRSTENERGY CORPORATION                                                                                     583,292
       10,938   FPL GROUP INCORPORATED                                                                                      705,282
        2,049   INTEGRYS ENERGY GROUP INCORPORATED                                                                           99,622
        1,212   NICOR INCORPORATED                                                                                           49,692
        7,366   NISOURCE INCORPORATED                                                                                       139,880
        5,381   PEPCO HOLDINGS INCORPORATED                                                                                 137,000
        9,513   PG&E CORPORATION                                                                                            390,414
        2,697   PINNACLE WEST CAPITAL CORPORATION                                                                           103,619
       10,000   PPL CORPORATION                                                                                             489,200
        6,964   PROGRESS ENERGY INCORPORATED                                                                                314,564
        6,833   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                655,968
        4,641   QUESTAR CORPORATION                                                                                         236,273
        7,024   SEMPRA ENERGY                                                                                               392,642
       16,989   SPECTRA ENERGY CORPORATION<<                                                                                388,029
        5,660   TECO ENERGY INCORPORATED<<                                                                                   94,352
       20,406   THE SOUTHERN COMPANY                                                                                        741,758
       13,659   WASTE MANAGEMENT INCORPORATED                                                                               443,098
       11,283   XCEL ENERGY INCORPORATED                                                                                    234,574

                                                                                                                         12,853,238
                                                                                                                      -------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 29


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.13%
       16,219   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                $     123,913
        9,024   ALTERA CORPORATION                                                                                          152,415
        8,151   ANALOG DEVICES INCORPORATED                                                                                 231,162
       12,642   BROADCOM CORPORATION CLASS A+                                                                               279,135
        2,310   CIENA CORPORATION+<<                                                                                         62,670
      163,017   CISCO SYSTEMS INCORPORATED+                                                                               3,993,917
        4,838   COOPER INDUSTRIES LIMITED CLASS A                                                                           215,485
       21,152   EMERSON ELECTRIC COMPANY                                                                                  1,075,368
      271,551   GENERAL ELECTRIC COMPANY                                                                                  9,615,621
        1,624   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                 75,630
        5,590   JABIL CIRCUIT INCORPORATED                                                                                   74,068
        5,897   JDS UNIPHASE CORPORATION+<<                                                                                  61,388
        4,894   KLA-TENCOR CORPORATION                                                                                      204,471
        3,379   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    374,495
        6,004   LINEAR TECHNOLOGY CORPORATION<<                                                                             166,131
       18,967   LSI LOGIC CORPORATION+                                                                                       99,008
        6,156   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     439,908
        5,756   MICROCHIP TECHNOLOGY INCORPORATED                                                                           183,674
       20,432   MICRON TECHNOLOGY INCORPORATED+<<                                                                           143,637
        3,803   MOLEX INCORPORATED                                                                                           91,424
       61,379   MOTOROLA INCORPORATED                                                                                       707,700
        6,313   NATIONAL SEMICONDUCTOR CORPORATION                                                                          116,349
        9,248   NETWORK APPLIANCE INCORPORATED+                                                                             214,739
        3,120   NOVELLUS SYSTEMS INCORPORATED+<<                                                                             74,131
       14,928   NVIDIA CORPORATION+                                                                                         367,080
        3,678   QLOGIC CORPORATION+                                                                                          52,595
       43,971   QUALCOMM INCORPORATED                                                                                     1,865,250
        4,377   ROCKWELL COLLINS INCORPORATED                                                                               276,626
       11,800   TELLABS INCORPORATED+                                                                                        80,476
       37,569   TEXAS INSTRUMENTS INCORPORATED                                                                            1,162,009
       13,359   TYCO ELECTRONICS LIMITED                                                                                    451,668
        2,075   WHIRLPOOL CORPORATION<<                                                                                     176,603
        7,899   XILINX INCORPORATED                                                                                         172,751

                                                                                                                         23,381,497
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.31%
        2,375   FLUOR CORPORATION                                                                                           288,966
        3,246   JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                    248,124
        5,762   MOODY'S CORPORATION<<                                                                                       201,612
        8,960   PAYCHEX INCORPORATED                                                                                        293,171

                                                                                                                          1,031,873
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.32%
        2,700   BALL CORPORATION                                                                                            123,903
        4,104   FORTUNE BRANDS INCORPORATED                                                                                 286,952
       11,108   ILLINOIS TOOL WORKS INCORPORATED                                                                            559,843
        1,548   SNAP-ON INCORPORATED                                                                                         76,038

                                                                                                                          1,046,736
                                                                                                                      -------------
FINANCIAL SERVICES: 0.03%
        4,122   JANUS CAPITAL GROUP INCORPORATED                                                                            111,335
                                                                                                                      -------------

30 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS: 3.75%
       19,718   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 $     917,281
       17,274   ARCHER DANIELS MIDLAND COMPANY                                                                              760,920
        5,978   CAMPBELL SOUP COMPANY                                                                                       188,965
        7,689   COCA-COLA ENTERPRISES INCORPORATED<<                                                                        177,385
       13,092   CONAGRA FOODS INCORPORATED                                                                                  281,871
        5,209   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                  108,868
        9,072   GENERAL MILLS INCORPORATED                                                                                  495,422
        8,515   H.J. HEINZ COMPANY                                                                                          362,398
        3,107   HERCULES INCORPORATED                                                                                        54,466
        7,091   KELLOGG COMPANY                                                                                             339,659
       41,573   KRAFT FOODS INCORPORATED CLASS A                                                                          1,216,426
        3,432   MCCORMICK & COMPANY INCORPORATED                                                                            115,727
        3,672   MOLSON COORS BREWING COMPANY                                                                                164,028
        3,726   PEPSI BOTTLING GROUP INCORPORATED                                                                           129,851
       43,252   PEPSICO INCORPORATED                                                                                      2,949,354
       19,458   SARA LEE CORPORATION                                                                                        273,579
       53,401   THE COCA-COLA COMPANY                                                                                     3,159,737
        4,514   THE HERSHEY COMPANY                                                                                         163,407
        7,357   TYSON FOODS INCORPORATED CLASS A<<                                                                          104,837
        5,853   WM. WRIGLEY JR. COMPANY                                                                                     336,138

                                                                                                                         12,300,319
                                                                                                                      -------------
FOOD STORES: 0.41%
       18,302   KROGER COMPANY                                                                                              465,786
       11,887   SAFEWAY INCORPORATED                                                                                        368,378
       19,625   STARBUCKS CORPORATION+                                                                                      371,109
        3,744   WHOLE FOODS MARKET INCORPORATED<<                                                                           147,663

                                                                                                                          1,352,936
                                                                                                                      -------------
FORESTRY: 0.12%
        5,630   WEYERHAEUSER COMPANY                                                                                        381,264
                                                                                                                      -------------
FURNITURE & FIXTURES: 0.15%
        4,570   LEGGETT & PLATT INCORPORATED                                                                                 86,921
        9,909   MASCO CORPORATION<<                                                                                         227,213
        7,504   NEWELL RUBBERMAID INCORPORATED                                                                              180,996

                                                                                                                            495,130
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 1.76%
        2,429   BIG LOTS INCORPORATED+                                                                                       42,167
        3,774   FAMILY DOLLAR STORES INCORPORATED<<                                                                          79,367
        5,957   JCPENNEY COMPANY INCORPORATED                                                                               282,421
       11,635   MACY'S INCORPORATED                                                                                         321,592
        1,960   SEARS HOLDINGS CORPORATION+<<                                                                               216,560
       22,324   TARGET CORPORATION                                                                                        1,240,768
       11,742   TJX COMPANIES INCORPORATED                                                                                  370,578
       63,488   WAL-MART STORES INCORPORATED                                                                              3,230,269

                                                                                                                          5,783,722
                                                                                                                      -------------
HEALTH SERVICES: 0.28%
        9,715   CARDINAL HEALTH INCORPORATED                                                                                563,179
        3,095   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                 228,659
       12,738   TENET HEALTHCARE CORPORATION+<<                                                                              56,429
        2,784   WATSON PHARMACEUTICALS INCORPORATED+<<                                                                       72,690

                                                                                                                            920,957
                                                                                                                      -------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 31


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES: 1.05%
        2,568   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                     $     101,796
        2,116   AVALONBAY COMMUNITIES INCORPORATED<<                                                                        198,798
        3,204   BOSTON PROPERTIES INCORPORATED<<                                                                            294,512
        3,301   DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                                 135,836
        7,283   EQUITY RESIDENTIAL                                                                                          272,457
        6,551   GENERAL GROWTH PROPERTIES INCORPORATED                                                                      239,243
       14,036   HOST HOTELS & RESORTS INCORPORATED<<                                                                        234,963
        6,790   KIMCO REALTY CORPORATION                                                                                    243,150
        4,629   PLUM CREEK TIMBER COMPANY<<                                                                                 193,261
        6,919   PROLOGIS<<                                                                                                  410,643
        3,345   PUBLIC STORAGE INCORPORATED<<                                                                               261,746
        5,992   SIMON PROPERTY GROUP INCORPORATED                                                                           523,281
        3,600   VORNADO REALTY TRUST                                                                                        325,440

                                                                                                                          3,435,126
                                                                                                                      -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.22%
        7,115   BED BATH & BEYOND INCORPORATED+                                                                             229,388
        9,429   BEST BUY COMPANY INCORPORATED                                                                               460,229
        4,529   CIRCUIT CITY STORES INCORPORATED                                                                             24,638

                                                                                                                            714,255
                                                                                                                      -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.20%
        8,399   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                               302,028
        5,350   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                            242,088
        4,780   WYNDHAM WORLDWIDE CORPORATION                                                                               112,617

                                                                                                                            656,733
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.56%
       19,164   3M COMPANY                                                                                                1,526,413
       23,525   APPLE INCORPORATED+                                                                                       3,184,344
       37,029   APPLIED MATERIALS INCORPORATED                                                                              663,560
        8,549   BAKER HUGHES INCORPORATED                                                                                   555,087
        1,680   BLACK & DECKER CORPORATION                                                                                  121,867
        5,877   CAMERON INTERNATIONAL CORPORATION+                                                                          236,608
       17,088   CATERPILLAR INCORPORATED                                                                                  1,215,640
        5,488   CUMMINS INCORPORATED                                                                                        264,961
       11,923   DEERE & COMPANY                                                                                           1,046,362
       60,214   DELL INCORPORATED+                                                                                        1,206,689
        5,339   DOVER CORPORATION                                                                                           215,482
        3,936   EATON CORPORATION                                                                                           325,743
       56,378   EMC CORPORATION                                                                                             894,719
        4,273   GAMESTOP CORPORATION CLASS A+                                                                               221,042
       69,271   HEWLETT-PACKARD COMPANY                                                                                   3,030,606
        7,320   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                      289,286
      157,107   INTEL CORPORATION                                                                                         3,330,668
       37,025   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               3,974,264
        2,545   LEXMARK INTERNATIONAL INCORPORATED+                                                                          92,154
        3,488   MANITOWOC COMPANY INCORPORATED                                                                              132,963
        9,583   NATIONAL OILWELL VARCO INCORPORATED+                                                                        577,184
        3,294   PALL CORPORATION                                                                                            121,516
        4,520   PARKER HANNIFIN CORPORATION<<                                                                               305,597
        5,827   PITNEY BOWES INCORPORATED                                                                                   213,851
        6,132   SANDISK CORPORATION+                                                                                        156,059
        5,382   SMITH INTERNATIONAL INCORPORATED                                                                            291,758
        2,208   STANLEY WORKS                                                                                               113,403

32 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
        4,863   TERADATA CORPORATION+                                                                                 $     115,837
        2,756   TEREX CORPORATION+                                                                                          161,943
        4,605   TRANE INCORPORATED                                                                                          206,212

                                                                                                                         24,791,818
                                                                                                                      -------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.40%
        7,889   AON CORPORATION                                                                                             343,329
        4,552   HUMANA INCORPORATED+                                                                                        365,526
       13,976   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     385,738
        9,695   UNUMPROVIDENT CORPORATION                                                                                   219,301

                                                                                                                          1,313,894
                                                                                                                      -------------
INSURANCE CARRIERS: 5.28%
        8,855   ACE LIMITED                                                                                                 516,601
       13,445   AETNA INCORPORATED                                                                                          716,081
       13,107   AFLAC INCORPORATED                                                                                          803,852
       15,334   ALLSTATE CORPORATION                                                                                        755,506
        2,728   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                         31,972
       68,148   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 3,759,044
        2,566   ASSURANT INCORPORATED                                                                                       166,508
       10,312   CHUBB CORPORATION                                                                                           534,058
        7,501   CIGNA CORPORATION                                                                                           368,749
        4,460   CINCINNATI FINANCIAL CORPORATION                                                                            171,888
       11,786   GENWORTH FINANCIAL INCORPORATED                                                                             286,871
        8,432   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                              681,053
        4,543   LEUCADIA NATIONAL CORPORATION                                                                               200,664
        7,234   LINCOLN NATIONAL CORPORATION                                                                                393,240
       11,811   LOEWS CORPORATION                                                                                           551,456
        3,374   MBIA INCORPORATED<<                                                                                          52,297
       19,899   METLIFE INCORPORATED                                                                                      1,173,444
        2,197   MGIC INVESTMENT CORPORATION<<                                                                                40,645
        7,029   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      418,999
       12,198   PRUDENTIAL FINANCIAL INCORPORATED                                                                         1,029,145
        2,540   SAFECO CORPORATION                                                                                          135,560
       18,757   THE PROGRESSIVE CORPORATION                                                                                 348,130
       17,329   THE TRAVELERS COMPANIES INCORPORATED                                                                        833,525
        2,476   TORCHMARK CORPORATION                                                                                       151,185
       34,720   UNITEDHEALTH GROUP INCORPORATED                                                                           1,765,165
       15,351   WELLPOINT INCORPORATED+                                                                                   1,200,448
        4,789   XL CAPITAL LIMITED CLASS A                                                                                  215,510

                                                                                                                         17,301,596
                                                                                                                      -------------
LEATHER & LEATHER PRODUCTS: 0.10%
        9,891   COACH INCORPORATED+                                                                                         317,007
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.58%
       10,386   AGILENT TECHNOLOGIES INCORPORATED+                                                                          352,189
        4,519   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                142,484
        6,553   BECTON DICKINSON & COMPANY                                                                                  567,031
       36,052   BOSTON SCIENTIFIC CORPORATION+                                                                              437,311
        2,737   C.R. BARD INCORPORATED                                                                                      264,312
       13,378   COVIDIEN LIMITED                                                                                            597,060
        6,802   DANAHER CORPORATION                                                                                         506,409
        7,737   EASTMAN KODAK COMPANY<<                                                                                     154,198
        1,466   MILLIPORE CORPORATION+<<                                                                                    102,840
        3,185   PERKINELMER INCORPORATED                                                                                     79,275

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 33


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
        4,213   QUEST DIAGNOSTICS INCORPORATED<<                                                                      $     207,785
       11,535   RAYTHEON COMPANY                                                                                            751,390
        4,009   ROCKWELL AUTOMATION INCORPORATED                                                                            228,593
        4,665   TERADYNE INCORPORATED+                                                                                       51,175
       11,337   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      583,742
        2,698   WATERS CORPORATION+                                                                                         155,000

                                                                                                                          5,180,794
                                                                                                                      -------------
MEDICAL EQUIPMENT & SUPPLIES: 0.60%
       30,380   MEDTRONIC INCORPORATED                                                                                    1,414,797
        9,198   ST. JUDE MEDICAL INCORPORATED+                                                                              372,611
        3,361   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                      174,738

                                                                                                                          1,962,146
                                                                                                                      -------------
MEDICAL MANAGEMENT SERVICES: 0.43%
        4,161   COVENTRY HEALTH CARE INCORPORATED+<<                                                                        235,429
        6,772   EXPRESS SCRIPTS INCORPORATED+                                                                               457,042
       14,372   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        719,750

                                                                                                                          1,412,221
                                                                                                                      -------------
MEDICAL PRODUCTS: 1.59%
        8,248   ALLERGAN INCORPORATED                                                                                       554,183
       17,037   BAXTER INTERNATIONAL INCORPORATED                                                                         1,034,827
       58,483   MERCK & COMPANY INCORPORATED                                                                              2,706,593
        6,397   STRYKER CORPORATION                                                                                         428,407
        6,306   ZIMMER HOLDINGS INCORPORATED+                                                                               493,571

                                                                                                                          5,217,581
                                                                                                                      -------------
METAL MINING: 0.48%
       10,262   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                         913,626
       12,140   NEWMONT MINING CORPORATION                                                                                  659,688

                                                                                                                          1,573,314
                                                                                                                      -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.07%
        2,907   VULCAN MATERIALS COMPANY                                                                                    228,083
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.30%
        3,951   HASBRO INCORPORATED                                                                                         102,607
        9,857   MATTEL INCORPORATED                                                                                         207,096
        3,644   TIFFANY & COMPANY                                                                                           145,396
       13,295   TYCO INTERNATIONAL LIMITED                                                                                  523,291

                                                                                                                            978,390
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 1.21%
       11,663   COSTCO WHOLESALE CORPORATION                                                                                792,384
       39,683   CVS CAREMARK CORPORATION                                                                                  1,550,415
        1,534   DILLARD'S INCORPORATED CLASS A<<                                                                             30,419
        7,333   OFFICE DEPOT INCORPORATED+                                                                                  108,748
        2,025   OFFICEMAX INCORPORATED                                                                                       50,159
        3,522   RADIOSHACK CORPORATION                                                                                       61,107
       19,000   STAPLES INCORPORATED                                                                                        454,848
       26,644   WALGREEN COMPANY<<                                                                                          935,471

                                                                                                                          3,983,551
                                                                                                                      -------------

34 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                            VALUE
MOTION PICTURES: 1.29%
       62,156   NEWS CORPORATION CLASS A                                                                              $   1,174,748
       97,123   TIME WARNER INCORPORATED                                                                                  1,528,716
       51,146   WALT DISNEY COMPANY                                                                                       1,530,800

                                                                                                                          4,234,264
                                                                                                                      -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.87%
        8,309   FEDEX CORPORATION                                                                                           776,725
       28,235   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                2,065,673

                                                                                                                          2,842,398
                                                                                                                      -------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.38%
        5,151   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                       181,161
       31,422   AMERICAN EXPRESS COMPANY                                                                                  1,549,733
       10,500   CAPITAL ONE FINANCIAL CORPORATION                                                                           575,505
        5,095   CIT GROUP INCORPORATED                                                                                      142,456
       15,550   COUNTRYWIDE FINANCIAL CORPORATION                                                                           108,228
       12,831   DISCOVER FINANCIAL SERVICES                                                                                 224,543
       26,283   FANNIE MAE                                                                                                  889,942
       17,775   FREDDIE MAC                                                                                                 540,182
       13,858   SLM CORPORATION+                                                                                            301,412

                                                                                                                          4,513,162
                                                                                                                      -------------
OFFICE EQUIPMENT: 0.12%
       24,839   XEROX CORPORATION                                                                                           382,521
                                                                                                                      -------------
OIL & GAS EXTRACTION: 3.71%
       12,530   ANADARKO PETROLEUM CORPORATION                                                                              734,133
        8,898   APACHE CORPORATION                                                                                          849,225
        7,868   BJ SERVICES COMPANY                                                                                         171,129
       12,204   CHESAPEAKE ENERGY CORPORATION                                                                               454,355
       11,955   DEVON ENERGY CORPORATION                                                                                  1,015,936
        3,892   ENSCO INTERNATIONAL INCORPORATED                                                                            198,959
        6,609   EOG RESOURCES INCORPORATED<<                                                                                578,288
       23,676   HALLIBURTON COMPANY                                                                                         785,333
        7,610   NABORS INDUSTRIES LIMITED+<<                                                                                207,144
        7,202   NOBLE CORPORATION                                                                                           315,232
        4,612   NOBLE ENERGY INCORPORATED                                                                                   334,739
       22,264   OCCIDENTAL PETROLEUM CORPORATION                                                                          1,511,058
        4,008   RANGE RESOURCES CORPORATION                                                                                 209,298
        2,990   ROWAN COMPANIES INCORPORATED<<                                                                              101,780
       32,132   SCHLUMBERGER LIMITED                                                                                      2,424,681
        8,544   TRANSOCEAN INCORPORATED+                                                                                  1,047,494
        9,062   WEATHERFORD INTERNATIONAL LIMITED+                                                                          560,122
       12,992   XTO ENERGY INCORPORATED                                                                                     674,804

                                                                                                                         12,173,710
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS: 0.21%
        2,700   BEMIS COMPANY INCORPORATED<<                                                                                 73,386
       11,503   INTERNATIONAL PAPER COMPANY                                                                                 370,972
        4,964   MEADWESTVACO CORPORATION                                                                                    138,992
        3,506   PACTIV CORPORATION+                                                                                         100,307

                                                                                                                            683,657
                                                                                                                      -------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 35


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
PERSONAL SERVICES: 0.09%
        3,628   CINTAS CORPORATION                                                                                    $     119,071
        8,733   H & R BLOCK INCORPORATED                                                                                    168,285

                                                                                                                            287,356
                                                                                                                      -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 7.37%
        1,505   ASHLAND INCORPORATED                                                                                         68,523
       56,733   CHEVRON CORPORATION                                                                                       4,793,939
       42,979   CONOCOPHILLIPS                                                                                            3,452,073
      146,806   EXXON MOBIL CORPORATION                                                                                  12,684,038
        7,467   HESS CORPORATION                                                                                            678,228
       19,085   MARATHON OIL CORPORATION                                                                                    894,132
        5,054   MURPHY OIL CORPORATION                                                                                      371,671
        3,159   SUNOCO INCORPORATED                                                                                         196,490
        3,680   TESORO PETROLEUM CORPORATION                                                                                143,704
       14,790   VALERO ENERGY CORPORATION                                                                                   875,420

                                                                                                                         24,158,218
                                                                                                                      -------------

PIPELINES: 0.15%
       15,947   THE WILLIAMS COMPANIES INCORPORATED                                                                         509,826
                                                                                                                      -------------

PRIMARY METAL INDUSTRIES: 0.67%
       22,789   ALCOA INCORPORATED                                                                                          754,316
        2,747   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                         193,389
        7,736   NUCOR CORPORATION                                                                                           447,141
        3,711   PRECISION CASTPARTS CORPORATION                                                                             422,312
        2,353   TITANIUM METALS CORPORATION<<                                                                                51,154
        3,173   UNITED STATES STEEL CORPORATION<<                                                                           323,995

                                                                                                                          2,192,307
                                                                                                                      -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.70%
       18,406   CBS CORPORATION CLASS B<<                                                                                   463,647
        2,407   E.W. SCRIPPS COMPANY CLASS A<<                                                                               98,013
        6,237   GANNETT COMPANY INCORPORATED                                                                                230,769
        8,840   MCGRAW-HILL COMPANIES INCORPORATED                                                                          377,998
        1,019   MEREDITH CORPORATION                                                                                         47,883
        3,865   NEW YORK TIMES COMPANY CLASS A<<                                                                             64,700
        5,766   RR DONNELLEY & SONS COMPANY                                                                                 201,176
       17,632   VIACOM INCORPORATED CLASS B+<<                                                                              683,416
          155   WASHINGTON POST COMPANY CLASS B                                                                             115,320

                                                                                                                          2,282,922
                                                                                                                      -------------

RAILROAD TRANSPORTATION: 0.82%
        8,008   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                    692,852
       11,296   CSX CORPORATION                                                                                             547,630
       10,405   NORFOLK SOUTHERN CORPORATION                                                                                565,928
        7,056   UNION PACIFIC CORPORATION                                                                                   882,212

                                                                                                                          2,688,622
                                                                                                                      -------------

REAL ESTATE: 0.03%
        5,317   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                103,203
                                                                                                                      -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
        4,340   SEALED AIR CORPORATION<<                                                                                    113,491
        6,444   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                         162,195

                                                                                                                            275,686
                                                                                                                      -------------

36 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.02%
        6,231   AMERIPRISE FINANCIAL INCORPORATED                                                                     $     344,637
        3,102   BEAR STEARNS COMPANIES INCORPORATED<<                                                                       280,111
       25,169   CHARLES SCHWAB CORPORATION                                                                                  561,269
        1,471   CME GROUP INCORPORATED                                                                                      910,402
       12,407   E*TRADE FINANCIAL CORPORATION+<<                                                                             61,663
        2,323   FEDERATED INVESTORS INCORPORATED CLASS B                                                                     98,890
        4,345   FRANKLIN RESOURCES INCORPORATED                                                                             452,879
       10,685   GOLDMAN SACHS GROUP INCORPORATED                                                                          2,145,227
        1,869   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                     261,585
        3,608   LEGG MASON INCORPORATED                                                                                     259,776
       14,242   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                       913,909
       23,001   MERRILL LYNCH & COMPANY INCORPORATED                                                                      1,297,256
       28,514   MORGAN STANLEY                                                                                            1,409,447
        7,120   NYSE EURONEXT INCORPORATED                                                                                  559,988
        7,095   T. ROWE PRICE GROUP INCORPORATED                                                                            358,936

                                                                                                                          9,915,975
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.31%
       42,342   CORNING INCORPORATED                                                                                      1,019,172
                                                                                                                      -------------
TOBACCO PRODUCTS: 1.46%
       56,596   ALTRIA GROUP INCORPORATED                                                                                 4,291,109
        4,597   REYNOLDS AMERICAN INCORPORATED<<                                                                            291,128
        4,209   UST INCORPORATED                                                                                            218,700

                                                                                                                          4,800,937
                                                                                                                      -------------
TRANSPORTATION BY AIR: 0.07%
       19,723   SOUTHWEST AIRLINES COMPANY                                                                                  231,351
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 3.27%
       20,825   BOEING COMPANY                                                                                            1,732,224
        2,362   BRUNSWICK CORPORATION<<                                                                                      44,854
       56,700   FORD MOTOR COMPANY+                                                                                         376,488
       10,811   GENERAL DYNAMICS CORPORATION                                                                                913,097
       15,208   GENERAL MOTORS CORPORATION<<                                                                                430,538
        4,511   GENUINE PARTS COMPANY                                                                                       198,168
        3,356   GOODRICH CORPORATION                                                                                        209,918
        6,488   HARLEY-DAVIDSON INCORPORATED                                                                                263,283
       20,065   HONEYWELL INTERNATIONAL INCORPORATED                                                                      1,185,240
        4,871   ITT CORPORATION                                                                                             289,484
       15,955   JOHNSON CONTROLS INCORPORATED                                                                               564,328
        9,325   LOCKHEED MARTIN CORPORATION                                                                               1,006,354
        9,091   NORTHROP GRUMMAN CORPORATION                                                                                721,462
        9,896   PACCAR INCORPORATED<<                                                                                       464,320
        6,697   TEXTRON INCORPORATED                                                                                        375,367
       26,560   UNITED TECHNOLOGIES CORPORATION                                                                           1,949,770

                                                                                                                         10,724,895
                                                                                                                      -------------
TRANSPORTATION SERVICES: 0.16%
        4,561   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                        253,318
        5,726   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                         270,783

                                                                                                                            524,101
                                                                                                                      -------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 37


EQUITY INDEX FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
TRAVEL & RECREATION: 0.20%
       11,736   CARNIVAL CORPORATION                                                                                  $     522,135
        5,580   EXPEDIA INCORPORATED+                                                                                       128,452

                                                                                                                            650,587
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.68%
        4,513   AMERISOURCEBERGEN CORPORATION                                                                               210,531
        2,321   BROWN-FORMAN CORPORATION CLASS B                                                                            146,177
        3,536   DEAN FOODS COMPANY+<<                                                                                        99,008
        7,775   MCKESSON CORPORATION                                                                                        488,192
       10,318   NIKE INCORPORATED CLASS B<<                                                                                 637,240
        5,680   SUPERVALU INCORPORATED<<                                                                                    170,741
       16,341   SYSCO CORPORATION                                                                                           474,688

                                                                                                                          2,226,577
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 0.31%
       11,368   KIMBERLY-CLARK CORPORATION                                                                                  746,309
        3,757   PATTERSON COMPANIES INCORPORATED+<<                                                                         120,374
        1,809   W.W. GRAINGER INCORPORATED                                                                                  143,942

                                                                                                                          1,010,625
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $183,695,515)                                                                                 324,328,675
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 7.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.12%
      237,202   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 237,202
      170,620   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   170,620

                                                                                                                            407,822
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.88%
$      75,073   AMSTEL FUNDING CORPORATION                                                 4.60%        02/01/2008           75,073
      170,620   BANCO SANTANDER TOTTA LOAN+++/-                                            4.10         10/15/2008          170,419
    1,023,719   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,023,811)                                                3.23         02/01/2008        1,023,719
      170,620   BANK OF IRELAND+++/-                                                       4.86         10/14/2008          170,512
      272,992   BARTON CAPITAL CORPORATION                                                 3.62         02/04/2008          272,924
      510,495   BARTON CAPITAL CORPORATION++                                               3.62         02/06/2008          510,280
    1,706,199   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $1,706,352)                                 3.23         02/01/2008        1,706,199
      136,496   BNP PARIBAS+/-                                                             4.85         11/07/2008          136,288
      156,970   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $156,984)                                                            3.17         02/01/2008          156,970
      648,356   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $648,414)                                                            3.21         02/01/2008          648,356
      163,795   CANCARA ASSET SECURITIZATION LIMITED                                       4.55         02/01/2008          163,795
      245,747   CHARIOT FUNDING LLC++                                                      4.50         02/05/2008          245,664
      443,612   CHEYNE FINANCE LLC+++/-^^(a)(i)                                            5.12         02/25/2008          399,251
      341,240   CHEYNE FINANCE LLC+++/-^^(a)(i)                                            5.18         05/19/2008          307,116
       34,124   COMERICA BANK+/-                                                           4.52         02/08/2008           34,131
    1,569,703   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $1,569,844)                                 3.23         02/01/2008        1,569,703
      511,860   CULLINAN FINANCE CORPORATION+++/-                                          3.21         08/04/2008          509,526
      409,488   CULLINAN FINANCE CORPORATION+++/-                                          3.36         02/25/2008          409,478
      170,620   CULLINAN FINANCE CORPORATION+++/-                                          4.57         02/12/2008          170,587
      511,860   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $511,906)                                                            3.21         02/01/2008          511,860

38 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


EQUITY INDEX FUND
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     955,471   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $955,555)                                                            3.18%        02/01/2008    $     955,471
      102,372   FAIRWAY FINANCE CORPORATION                                                3.65         02/06/2008          102,329
      682,480   FIVE FINANCE INCORPORATED+++/-                                             4.51         07/09/2008          678,794
      170,620   GALLEON CAPITAL LLC                                                        3.65         02/07/2008          170,533
      545,984   GALLEON CAPITAL LLC                                                        4.45         02/01/2008          545,984
      784,852   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $874,922)                                                  3.20         02/01/2008          784,852
       68,248   HARRIER FINANCE FUNDING LLC+/-                                             3.40         04/25/2008           68,248
      443,612   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.15         08/16/2008          443,612
      170,620   INTESA BANK (IRELAND) PLC+++/-                                             3.39         10/24/2008          170,419
    1,521,545   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,521,681)                                                          3.22         02/01/2008        1,521,545
      192,909   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $192,926)                                                            3.15         02/01/2008          192,909
      392,426   KESTREL FUNDING US LLC+++/-                                                3.35         02/25/2008          392,387
       68,248   KESTREL FUNDING US LLC+/-                                                  3.40         04/25/2008           68,248
      341,240   LINKS FINANCE LLC+++/-                                                     3.23         08/15/2008          337,909
      505,035   LIQUID FUNDING LIMITED+++/-                                                5.10         06/11/2008          506,015
      853,100   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $853,175)                                                            3.15         02/01/2008          853,100
       31,565   MORGAN STANLEY+/-                                                          4.36         10/15/2008           31,565
    1,057,843   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,057,931)                                                          3.00         02/01/2008        1,057,843
      341,240   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $341,270)                                                            3.21         02/01/2008          341,240
      341,240   NORTHERN ROCK PLC+++/-                                                     4.60         10/03/2008          338,346
      129,671   PALISADES CP NOTES                                                         3.81         02/20/2008          129,462
      225,218   PERRY GLOBAL FUNDING LLC SERIES A                                          3.76         02/19/2008          224,876
       27,606   RACERS TRUST SERIES 2004-6-MM+++/-                                         4.10         03/22/2008           27,606
      245,693   SEDNA FINANCE INCORPORATED+++/-                                            4.39         04/10/2008          245,194
      238,868   SHEFFIELD RECEIVABLES CORPORATION++                                        4.37         02/05/2008          238,787
      174,032   SHIPROCK FINANCE SERIES 2007-4A+++/-                                       4.31         04/11/2008          174,032
      133,084   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             3.29         02/29/2008          133,042
      170,620   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.55         02/04/2008          170,637
      136,496   SLM CORPORATION+++/-                                                       4.34         05/12/2008          135,904
       66,201   SOLITAIRE FUNDING LLC                                                      3.36         02/21/2008           66,089
      211,569   STANFIELD VICTORIA FUNDING LLC+++/-^^(a)(i)                                5.20         04/03/2008          191,470
      341,240   STANFIELD VICTORIA FUNDING LLC+++/-^^(a)(i)                                5.39         02/15/2008          308,822
      102,372   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       3.51         02/20/2008          102,207
       39,454   THE TRAVELERS INSURANCE COMPANY+/-                                         4.51         02/08/2008           39,453
      170,620   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      4.26         10/14/2008          170,489
      170,620   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         4.46         10/08/2008          170,492
      511,860   VERSAILLES CDS LLC                                                         4.65         02/01/2008          511,860
      293,466   VICTORIA FINANCE LLC+++/-^^(a)(i)                                          3.53         07/28/2008          265,587
      170,620   VICTORIA FINANCE LLC+++/-^^(a)(i)                                          3.56         08/07/2008          154,411
      341,240   WHITE PINE FINANCE LLC+++/-(k)                                             4.98         02/22/2008          341,148

                                                                                                                         22,554,768
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,204,235)                                                               22,962,590
                                                                                                                      -------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 39


EQUITY INDEX FUND
--------------------------------------------------------------------------------

  SHARES        SECURITY NAME                                                                                            VALUE
RIGHTS: 0.00%
       12,100   SEAGATE TECHNOLOGY RIGHTS(a)(i)                                                                       $           0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                      -------------
SHORT-TERM INVESTMENTS: 1.15%
    3,488,604   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              3,488,604
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.09%
$     100,000   US TREASURY BILL^#                                                         4.09%        02/07/2008           99,951
       60,000   US TREASURY BILL^#                                                         4.81         02/07/2008           59,970
       65,000   US TREASURY BILL^#                                                         3.10         05/08/2008           64,660
       60,000   US TREASURY BILL^#                                                         3.47         05/08/2008           59,686

                                                                                                                            284,267
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,772,393)                                                                            3,772,871
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $210,672,143)*                                    107.05%                                                       $ 351,064,136

OTHER ASSETS AND LIABILITIES, NET                        (7.05)                                                         (23,119,476)
                                                        ------                                                        -------------

TOTAL NET ASSETS                                        100.00%                                                       $ 327,944,660
                                                        ------                                                        -------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

  #   Security pledged as collateral for futures transactions. (See Note 2)

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

(l)   Long-term security of an affiliate of the fund with a cost of $896,133.

+++   Short-term security of an affiliate of the Fund with a cost of $3,488,604.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

40 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.90%

APPAREL & ACCESSORY STORES: 1.28%
       28,900   GAP INCORPORATED                                                                                      $     552,568
                                                                                                                      -------------
BIOPHARMACEUTICALS: 1.43%
       13,500   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                  621,540
                                                                                                                      -------------
BUSINESS SERVICES: 6.25%
       50,500   MICROSOFT CORPORATION                                                                                     1,646,300
       47,000   SYMANTEC CORPORATION+                                                                                       842,710
       11,500   YAHOO! INCORPORATED+                                                                                        220,570

                                                                                                                          2,709,580
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 6.31%
       62,000   PFIZER INCORPORATED                                                                                       1,450,180
       32,300   WYETH                                                                                                     1,285,540

                                                                                                                          2,735,720
                                                                                                                      -------------
COMMUNICATIONS: 3.22%
       77,500   COMCAST CORPORATION CLASS A+                                                                              1,394,225
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 13.36%
       35,400   BANK OF AMERICA CORPORATION                                                                               1,569,990
       41,000   CITIGROUP INCORPORATED                                                                                    1,157,020
       30,500   JPMORGAN CHASE & COMPANY                                                                                  1,450,275
       72,000   WESTERN UNION COMPANY                                                                                     1,612,800

                                                                                                                          5,790,085
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.54%
       38,000   ANALOG DEVICES INCORPORATED                                                                               1,077,680
       40,300   CISCO SYSTEMS INCORPORATED+                                                                                 987,350
       42,000   GENERAL ELECTRIC COMPANY                                                                                  1,487,220
       54,500   NOVELLUS SYSTEMS INCORPORATED+<<                                                                          1,294,920
       17,400   TYCO ELECTRONICS LIMITED                                                                                    588,294

                                                                                                                          5,435,464
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 3.70%
       31,500   WAL-MART STORES INCORPORATED                                                                              1,602,720
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.48%
       17,500   3M COMPANY                                                                                                1,393,875
       63,500   DELL INCORPORATED+                                                                                        1,272,540
       47,500   INTEL CORPORATION                                                                                         1,007,000

                                                                                                                          3,673,415
                                                                                                                      -------------
INSURANCE CARRIERS: 3.75%
       29,500   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,627,220
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.91%
       38,000   COVIDIEN LIMITED                                                                                          1,695,940
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.59%
       39,500   TYCO INTERNATIONAL LIMITED                                                                                1,554,720
                                                                                                                      -------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 41


LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                            VALUE
MISCELLANEOUS RETAIL: 5.39%
       50,000   OFFICE DEPOT INCORPORATED+                                                                            $     741,500
       57,000   STAPLES INCORPORATED                                                                                      1,364,580
        6,500   WALGREEN COMPANY                                                                                            228,215

                                                                                                                          2,334,295
                                                                                                                      -------------
MOTION PICTURES: 3.74%
      103,000   TIME WARNER INCORPORATED                                                                                  1,621,220
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.40%
       10,000   DISCOVER FINANCIAL SERVICES                                                                                 175,000
                                                                                                                      -------------
OIL & GAS EXTRACTION: 3.76%
       19,200   DEVON ENERGY CORPORATION                                                                                  1,631,616
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.89%
       19,550   CHEVRON CORPORATION                                                                                       1,651,975
       22,000   CONOCOPHILLIPS                                                                                            1,767,043

                                                                                                                          3,419,018
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 0.11%
        1,400   ALCOA INCORPORATED                                                                                           46,340
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.37%
       24,000   MCGRAW-HILL COMPANIES INCORPORATED                                                                        1,026,240
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.76%
       27,200   MERRILL LYNCH & COMPANY INCORPORATED                                                                      1,534,080
       28,200   MORGAN STANLEY                                                                                            1,393,923

                                                                                                                          2,928,003
                                                                                                                      -------------
SEMICONDUCTORS: 0.66%
       31,000   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                      287,680
                                                                                                                      -------------
TOTAL COMMON STOCKS (COST $44,321,805)                                                                                   42,862,609
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 2.10%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.04%
        9,396   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                   9,396
        6,758   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                     6,758

                                                                                                                             16,154
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 2.06%
$       2,974   AMSTEL FUNDING CORPORATION                                                 4.60%        02/01/2008            2,974
        6,758   BANCO SANTANDER TOTTA LOAN+/-++                                            4.10         10/15/2008            6,750
       40,550   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED                 3.23         02/01/2008           40,550
                (MATURITY VALUE $40,554)
        6,758   BANK OF IRELAND+/-++                                                       4.86         10/14/2008            6,754
       10,813   BARTON CAPITAL CORPORATION                                                 3.62         02/04/2008           10,811
       20,221   BARTON CAPITAL CORPORATION++                                               3.62         02/06/2008           20,213
       67,584   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
                COLLATERALIZED  (MATURITY VALUE $67,590)                                   3.23         02/01/2008           67,584
        5,407   BNP PARIBAS+/-                                                             4.85         11/07/2008            5,398
       25,682   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY           3.21         02/01/2008           25,682
                VALUE $25,684)
        6,218   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY           3.17         02/01/2008            6,218
                VALUE $6,219)
        6,488   CANCARA ASSET SECURITIZATION LIMITED                                       4.55         02/01/2008            6,488
        9,734   CHARIOT FUNDING LLC++                                                      4.50         02/05/2008            9,731

42 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

    PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      17,572   CHEYNE FINANCE LLC+/-++^^(a)(i)                                            5.12%        02/25/2008    $      15,815
       13,517   CHEYNE FINANCE LLC+/-++^^(a)(i)                                            5.18         05/19/2008           12,165
        1,352   COMERICA BANK+/-                                                           4.52         02/08/2008            1,352
       62,177   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $62,183)                                    3.23         02/01/2008           62,177
       20,275   CULLINAN FINANCE CORPORATION+/-++                                          3.21         08/04/2008           20,183
       16,220   CULLINAN FINANCE CORPORATION+/-++                                          3.36         02/25/2008           16,220
        6,758   CULLINAN FINANCE CORPORATION+/-++                                          4.57         02/12/2008            6,757
       20,275   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $20,277)                                                             3.21         02/01/2008           20,275
       37,847   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $37,850)                                                             3.18         02/01/2008           37,847
        4,055   FAIRWAY FINANCE CORPORATION                                                3.65         02/06/2008            4,053
       27,034   FIVE FINANCE INCORPORATED+/-++                                             4.51         07/09/2008           26,888
        6,758   GALLEON CAPITAL LLC                                                        3.65         02/07/2008            6,755
       21,627   GALLEON CAPITAL LLC                                                        4.45         02/01/2008           21,627
       31,089   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $31,092)                                                   3.20         02/01/2008           31,089
        2,703   HARRIER FINANCE FUNDING LLC+/-                                             3.40         04/25/2008            2,703
       17,572   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.15         08/16/2008           17,572
        6,758   INTESA BANK (IRELAND) PLC+/-++                                             3.39         10/24/2008            6,750
       60,270   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $60,275)                                                   3.22         02/01/2008           60,270
        7,641   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $7,641)                                                    3.15         02/01/2008            7,641
       15,544   KESTREL FUNDING US LLC+/-++                                                3.35         02/25/2008           15,543
        2,703   KESTREL FUNDING US LLC+/-                                                  3.40         04/25/2008            2,703
       13,517   LINKS FINANCE LLC+/-++                                                     3.23         08/15/2008           13,385
       20,005   LIQUID FUNDING LIMITED+/-++                                                5.10         06/11/2008           20,044
       33,792   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $33,795)                                                             3.15         02/01/2008           33,792
        1,250   MORGAN STANLEY+/-                                                          4.36         10/15/2008            1,250
       13,517   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $13,518)                                                   3.21         02/01/2008           13,517
       41,902   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $41,905)                                                   3.00         02/01/2008           41,902
       13,517   NORTHERN ROCK PLC+/-++                                                     4.60         10/03/2008           13,402
        5,136   PALISADES CP NOTES                                                         3.81         02/20/2008            5,128
        8,921   PERRY GLOBAL FUNDING LLC SERIES A                                          3.76         02/19/2008            8,908
        1,094   RACERS TRUST SERIES 2004-6-MM+/-++                                         4.10         03/22/2008            1,094
        9,732   SEDNA FINANCE INCORPORATED+/-++                                            4.39         04/10/2008            9,712
        9,462   SHEFFIELD RECEIVABLES CORPORATION++                                        4.37         02/05/2008            9,459
        6,894   SHIPROCK FINANCE SERIES 2007-4A+/-++                                       4.31         04/11/2008            6,894
        5,272   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             3.29         02/29/2008            5,270
        6,758   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.55         02/04/2008            6,759
        5,407   SLM CORPORATION+/-++                                                       4.34         05/12/2008            5,383
        2,622   SOLITAIRE FUNDING LLC                                                      3.36         02/21/2008            2,618
        8,380   STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                                5.20         04/03/2008            7,584
       13,517   STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                                5.39         02/15/2008           12,233
        4,055   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       3.51         02/20/2008            4,049
        1,563   THE TRAVELERS INSURANCE COMPANY+/-                                         4.51         02/08/2008            1,563
        6,758   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      4.26         10/14/2008            6,750
        6,758   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.46         10/08/2008            6,754
       20,275   VERSAILLES CDS LLC                                                         4.65         02/01/2008           20,275
       11,624   VICTORIA FINANCE LLC+/-++^^(a)(i)                                          3.53         07/28/2008           10,520
        6,758   VICTORIA FINANCE LLC+/-++^^(a)(i)                                          3.56         08/07/2008            6,116
       13,517   WHITE PINE FINANCE LLC+/-++(k)                                             4.98         02/22/2008           13,513

                                                                                                                            893,412
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $925,040)                                                                     909,566
                                                                                                                      -------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 43


LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.67%
      290,381   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $     290,381
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $290,381)                                                                                290,381
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $45,537,226)*                            101.67%                                                                $  44,062,556

OTHER ASSETS AND LIABILITIES, NET               (1.67)                                                                     (723,892)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $  43,338,664
                                               ------                                                                 -------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $290,381.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

44 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


U.S. VALUE FUND
--------------------------------------------------------------------------------

    SHARES   SECURITY NAME                                             VALUE

COMMON STOCKS: 97.55%

APPAREL & ACCESSORY STORES: 0.18%
    15,900   GAP INCORPORATED                                      $    304,008
                                                                   ------------
BIOPHARMACEUTICALS: 0.02%
     2,000   PDL BIOPHARMA INCORPORATED+                                 29,860
                                                                   ------------
BUSINESS SERVICES: 3.10%
     1,000   EBAY INCORPORATED+                                          26,890
     5,000   ELECTRONIC ARTS INCORPORATED+                              236,850
    88,000   ELECTRONIC DATA SYSTEMS CORPORATION                      1,768,800
    22,000   SYMANTEC CORPORATION+<<                                    394,460
   150,000   YAHOO! INCORPORATED+<<                                   2,877,000

                                                                      5,304,000
                                                                   ------------
CHEMICALS & ALLIED PRODUCTS: 7.88%
     8,400   AMGEN INCORPORATED+                                        391,356
       290   BASF AG ADR                                                 37,592
    60,000   BRISTOL-MYERS SQUIBB COMPANY                             1,391,400
    84,000   DOW CHEMICAL COMPANY<<                                   3,247,440
    50,631   E.I. DU PONT DE NEMOURS & COMPANY                        2,287,509
   262,000   PFIZER INCORPORATED                                      6,128,180

                                                                     13,483,477
                                                                   ------------
COMMUNICATIONS: 5.92%
   106,800   AT&T INCORPORATED                                        4,110,732
   130,000   COMCAST CORPORATION CLASS A+<<                           2,360,800
    27,300   IAC/INTERACTIVECORP+                                       708,162
       116   LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                 12,484
     1,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+             15,910
   277,000   SPRINT NEXTEL CORPORATION                                2,916,810

                                                                     10,124,898
                                                                   ------------
COMPUTER TECHNOLOGIES: 0.22%
    16,966   METAVANTE TECHNOLOGIES INCORPORATED+                       375,797
                                                                   ------------
DEPOSITORY INSTITUTIONS: 12.26%
     8,100   ASTORIA FINANCIAL CORPORATION                              220,158
     9,018   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                     189,919
   113,900   BANK OF AMERICA CORPORATION                              5,051,465
     1,943   BANK OF NEW YORK MELLON CORPORATION                         90,602
    40,000   BB&T CORPORATION<<                                       1,451,200
   123,000   CITIGROUP INCORPORATED                                   3,471,060
    30,000   FIFTH THIRD BANCORP                                        813,000
    48,400   JPMORGAN CHASE & COMPANY                                 2,301,420
    11,000   KEYCORP                                                    287,650
     1,900   M&T BANK CORPORATION                                       174,363
    50,898   MARSHALL & ILSLEY CORPORATION                            1,420,054
    14,000   PNC FINANCIAL SERVICES GROUP                               918,680
    13,000   REGIONS FINANCIAL CORPORATION<<                            328,120
    10,000   SUNTRUST BANKS INCORPORATED                                689,500
    47,000   US BANCORP                                               1,595,650
    50,500   WACHOVIA CORPORATION                                     1,965,965

                                                                     20,968,806
                                                                   ------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 45


U.S. VALUE FUND
--------------------------------------------------------------------------------

    SHARES   SECURITY NAME                                             VALUE

ELECTRIC, GAS & SANITARY SERVICES: 1.10%
     6,600   PROGRESS ENERGY INCORPORATED                          $    298,122
    49,000   WASTE MANAGEMENT INCORPORATED                            1,589,560

                                                                      1,887,682
                                                                   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT: 12.88%
   350,000   GENERAL ELECTRIC COMPANY                                12,393,500
    66,000   MAXIM INTEGRATED PRODUCTS INCORPORATED                   1,297,560
   138,000   MOLEX INCORPORATED CLASS A                               3,214,020
   168,000   MOTOROLA INCORPORATED                                    1,937,040
   103,000   TEXAS INSTRUMENTS INCORPORATED                           3,185,790

                                                                     22,027,910
                                                                   ------------
FOOD & KINDRED PRODUCTS: 16.06%
    13,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                      604,760
    15,000   COCA-COLA ENTERPRISES INCORPORATED                         346,050
    60,000   CONAGRA FOODS INCORPORATED                               1,291,800
   258,000   DEL MONTE FOODS COMPANY                                  2,314,260
   221,900   KRAFT FOODS INCORPORATED CLASS A                         6,492,794
     2,000   SARA LEE CORPORATION                                        28,120
   126,100   THE COCA-COLA COMPANY                                    7,461,337
   126,000   THE HERSHEY COMPANY                                      4,561,200
    71,100   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                   1,776,078
    45,000   WM. WRIGLEY JR. COMPANY                                  2,584,350

                                                                     27,460,749
                                                                   ------------
FOOD STORES: 1.95%
   131,000   KROGER COMPANY                                           3,333,950
                                                                   ------------
FURNITURE & FIXTURES: 0.01%
     1,000   NEWELL RUBBERMAID INCORPORATED                              24,120
                                                                   ------------
HOLDING & OTHER INVESTMENT OFFICES: 0.14%
    10,000   DISCOVERY HOLDING COMPANY CLASS A+                         232,200
                                                                   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT: 5.53%
    98,000   APPLIED MATERIALS INCORPORATED                           1,756,160
   165,000   INTEL CORPORATION                                        3,498,000
    38,800   INTERNATIONAL BUSINESS MACHINES CORPORATION              4,164,792
     1,000   PALL CORPORATION                                            36,890

                                                                      9,455,842
                                                                   ------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.29%
   142,000   MARSH & MCLENNAN COMPANIES INCORPORATED                  3,919,200
                                                                   ------------
INSURANCE CARRIERS: 5.14%
    17,800   ALLSTATE CORPORATION                                       877,006
    52,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                2,868,320
    15,000   CHUBB CORPORATION                                          776,850
    10,000   LINCOLN NATIONAL CORPORATION                               543,600
       930   METLIFE INCORPORATED                                        54,842
   195,000   THE PROGRESSIVE CORPORATION                              3,619,200
     1,000   THE TRAVELERS COMPANIES INCORPORATED                        48,100

                                                                      8,787,918
                                                                   ------------

46 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


U.S. VALUE FUND
--------------------------------------------------------------------------------

    SHARES   SECURITY NAME                                             VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.94%
   106,000   BOSTON SCIENTIFIC CORPORATION+                        $  1,285,780
     6,800   COVIDIEN LIMITED                                           303,484
     1,000   EASTMAN KODAK COMPANY<<                                     19,930

                                                                      1,609,194
                                                                   ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.07%
    45,000   ST. JUDE MEDICAL INCORPORATED+                           1,822,950
                                                                   ------------
MEDICAL PRODUCTS: 2.38%
    52,000   ZIMMER HOLDINGS INCORPORATED+                            4,070,040
                                                                   ------------
METAL MINING: 0.38%
     5,900   BARRICK GOLD CORPORATION                                   303,791
     6,400   NEWMONT MINING CORPORATION                                 347,776

                                                                        651,567
                                                                   ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.21%
    52,500   TYCO INTERNATIONAL LIMITED                               2,066,400
                                                                   ------------
MISCELLANEOUS RETAIL: 0.99%
    48,000   WALGREEN COMPANY<<                                       1,685,280
                                                                   ------------
MOTION PICTURES: 3.61%
    56,000   TIME WARNER CABLE INCORPORATED+                          1,408,960
   231,000   TIME WARNER INCORPORATED                                 3,635,940
    38,000   WALT DISNEY COMPANY                                      1,137,340

                                                                      6,182,240
                                                                   ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING:0.02%
       300   FEDEX CORPORATION                                           28,044
                                                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.41%
    32,000   AMERICAN EXPRESS COMPANY                                 1,578,240
       250   DISCOVER FINANCIAL SERVICES                                  4,375
    75,000   FANNIE MAE                                               2,539,500

                                                                      4,122,115
                                                                   ------------
PAPER & ALLIED PRODUCTS: 0.02%
     1,000   MEADWESTVACO CORPORATION                                    28,000
                                                                   ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.15%
    13,000   CHEVRON CORPORATION                                      1,098,500
    69,500   EXXON MOBIL CORPORATION                                  6,004,800

                                                                      7,103,300
                                                                   ------------
PRIMARY METAL INDUSTRIES: 0.02%
     1,000   ALCOA INCORPORATED                                          33,100
                                                                   ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.10%
    30,000   CBS CORPORATION CLASS B<<                                  755,700
    26,200   GANNETT COMPANY INCORPORATED                               969,400
     4,000   VIACOM INCORPORATED CLASS B+<<                             155,040

                                                                      1,880,140
                                                                   ------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 47


U.S. VALUE FUND
--------------------------------------------------------------------------------

    SHARES   SECURITY NAME                                             VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.44%
    22,800   LEGG MASON INCORPORATED                               $  1,641,600
    14,000   MERRILL LYNCH & COMPANY INCORPORATED                       789,600
       500   MORGAN STANLEY                                              24,715

                                                                      2,455,915
                                                                   ------------
TRANSPORTATION BY AIR: 0.94%
   117,000   US AIRWAYS GROUP INCORPORATED+                           1,615,770
                                                                   ------------
TRANSPORTATION EQUIPMENT: 0.20%
     2,000   GENERAL DYNAMICS CORPORATION                               168,920
     1,000   LOCKHEED MARTIN CORPORATION                                107,920
     1,000   UNITED TECHNOLOGIES CORPORATION                             73,409

                                                                        350,249
                                                                   ------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.99%
   117,000   SYSCO CORPORATION                                        3,398,850
                                                                   ------------

TOTAL COMMON STOCKS (COST $158,404,049)                             166,823,571
                                                                   ------------
COLLATERAL FOR SECURITIES LENDING: 5.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS:0.10%
    96,423   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID
             ASSETS PORTFOLIO                                            96,423
    69,357   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                   69,357

                                                                        165,780
                                                                   ------------

    PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.36%
$   30,517   AMSTEL FUNDING CORPORATION                                                  4.60%      02/01/2008         30,517
    69,357   BANCO SANTANDER TOTTA LOAN+/-++                                             4.10       10/15/2008         69,275
   416,143   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $416,180)                                                   3.23       02/01/2008        416,143
    69,357   BANK OF IRELAND+/-++                                                        4.86       10/14/2008         69,313
   110,971   BARTON CAPITAL CORPORATION                                                  3.62       02/04/2008        110,944
   207,517   BARTON CAPITAL CORPORATION++                                                3.62       02/06/2008        207,429
   693,571   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $693,633)                                    3.23       02/01/2008        693,571
    55,486   BNP PARIBAS+/-                                                              4.85       11/07/2008         55,401
   263,557   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $263,581)                                                             3.21       02/01/2008        263,557
    63,809   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $63,815)                                                              3.17       02/01/2008         63,809
    66,583   CANCARA ASSET SECURITIZATION LIMITED                                        4.55       02/01/2008         66,583
    99,896   CHARIOT FUNDING LLC++                                                       4.50       02/05/2008         99,863
   180,329   CHEYNE FINANCE LLC+/-++^^(a)(i)                                             5.12       02/25/2008        162,296
   138,714   CHEYNE FINANCE LLC+/-++^^(a)(i)                                             5.18       05/19/2008        124,843
    13,871   COMERICA BANK+/-                                                            4.52       02/08/2008         13,874
   638,086   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $638,143)                                    3.23       02/01/2008        638,086
   208,071   CULLINAN FINANCE CORPORATION+/-++                                           3.21       08/04/2008        207,123
   166,457   CULLINAN FINANCE CORPORATION+/-++                                           3.36       02/25/2008        166,453
    69,357   CULLINAN FINANCE CORPORATION+/-++                                           4.57       02/12/2008         69,344
   208,071   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $208,090)                                                             3.21       02/01/2008        208,071
   388,400   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $388,434)                                                             3.18       02/01/2008        388,400
    41,614   FAIRWAY FINANCE CORPORATION                                                 3.65       02/06/2008         41,597
   277,429   FIVE FINANCE INCORPORATED+/-++                                              4.51       07/09/2008        275,930
    69,357   GALLEON CAPITAL LLC                                                         3.65       02/07/2008         69,322

48 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


U.S. VALUE FUND
--------------------------------------------------------------------------------

 PRINCIPAL   SECURITY NAME                                                          INTEREST RATIO  MATURITY DATE    VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$  221,943   GALLEON CAPITAL LLC                                                         4.45%      02/01/2008    $   221,943
   319,043   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $319,071)                                                   3.20       02/01/2008        319,043
    27,743   HARRIER FINANCE FUNDING LLC+/-                                              3.40       04/25/2008         27,743
   180,329   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               4.15       08/16/2008        180,329
    69,357   INTESA BANK (IRELAND) PLC+/-++                                              3.39       10/24/2008         69,275
   618,509   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $618,564)                                                   3.22       02/01/2008        618,509
    78,418   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $78,425)                                                    3.15       02/01/2008         78,418
   159,521   KESTREL FUNDING US LLC+/-++                                                 3.35       02/25/2008        159,505
    27,743   KESTREL FUNDING US LLC+/-                                                   3.40       04/25/2008         27,743
   138,714   LINKS FINANCE LLC+/-++                                                      3.23       08/15/2008        137,360
   205,297   LIQUID FUNDING LIMITED+/-++                                                 5.10       06/11/2008        205,695
   346,786   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $346,816)                                                   3.15       02/01/2008        346,786
    12,831   MORGAN STANLEY+/-                                                           4.36       10/15/2008         12,831
   138,714   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $138,726)                                                   3.21       02/01/2008        138,714
   430,014   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $430,050)                                                   3.00       02/01/2008        430,014
   138,714   NORTHERN ROCK PLC+/-++                                                      4.60       10/03/2008        137,538
    52,711   PALISADES CP NOTES                                                          3.81       02/20/2008         52,627
    91,551   PERRY GLOBAL FUNDING LLC SERIES A                                           3.76       02/19/2008         91,412
    11,222   RACERS TRUST SERIES 2004-6-MM+/-++                                          4.10       03/22/2008         11,222
    99,874   SEDNA FINANCE INCORPORATED+/-++                                             4.39       04/10/2008         99,672
    97,100   SHEFFIELD RECEIVABLES CORPORATION++                                         4.37       02/05/2008         97,067
    70,744   SHIPROCK FINANCE SERIES 2007-4A+/-++                                        4.31       04/11/2008         70,744
    54,099   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              3.29       02/29/2008         54,082
    69,357   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              4.55       02/04/2008         69,364
    55,486   SLM CORPORATION+/-++                                                        4.34       05/12/2008         55,245
    26,911   SOLITAIRE FUNDING LLC                                                       3.36       02/21/2008         26,865
    86,003   STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                                 5.20       04/03/2008         77,833
   138,714   STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                                 5.39       02/15/2008        125,536
    41,614   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        3.51       02/20/2008         41,547
    16,038   THE TRAVELERS INSURANCE COMPANY+/-                                          4.51       02/08/2008         16,038
    69,357   UNICREDITO ITALIANO BANK (IRELAND)+/-                                       4.26       10/14/2008         69,304
    69,357   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          4.46       10/08/2008         69,308
   208,071   VERSAILLES CDS LLC                                                          4.65       02/01/2008        208,071
   119,294   VICTORIA FINANCE LLC+/-++^^(a)(i)                                           3.53       07/28/2008        107,961
    69,357   VICTORIA FINANCE LLC+/-++^^(a)(i)                                           3.56       08/07/2008         62,768
   138,714   WHITE PINE FINANCE LLC+/-++(k)                                              4.98       02/22/2008        138,677

                                                                                                                    9,168,533
                                                                                                                   ----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,384,276)                                                           9,334,313
                                                                                                                   ----------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 49


U.S. VALUE FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                       VALUE

SHORT-TERM INVESTMENTS: 2.44%
    4,174,839   WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~    $     4,174,839

TOTAL SHORT-TERM INVESTMENTS (COST $4,174,839)                        4,174,839
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $171,963,164)*                        105.45%             $   180,332,723

OTHER ASSETS AND LIABILITIES, NET            (5.45)                  (9,312,090)
                                            ------              ---------------

TOTAL NET ASSETS                            100.00%             $   171,020,633
                                            ------              ---------------

--------------------------------------------------------------------------------

  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

+++   Security of an affiliate of the Fund with a cost of $4,174,839.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

50 Wells Fargo Advantage Large Cap Stock Funds

              Statements of Assets and Liabilities--January 31, 2008 (Unaudited)


                                                                                  Endeavor          Endeavor
                                                                                 Large Cap           Select
                                                                                   Fund               Fund
---------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value .......................................   $    48,349,935   $ 1,553,386,696
     Collateral for securities loaned (Note 2) ............................         3,372,050       158,522,272
     Investments in affiliates ............................................           807,771       106,094,312
                                                                              ---------------------------------
   Total investments at market value (see cost below) .....................        52,529,756     1,818,003,280
                                                                              ---------------------------------
   Cash ...................................................................                 0                 0
   Variation margin receivable on futures contracts .......................                 0                 0
   Receivable for Fund shares issued ......................................             2,577         3,664,353
   Receivable for investments sold ........................................           404,187         1,146,861
   Receivables for dividends and interest .................................            21,935           882,736
   Prepaid expenses and other assets ......................................                 0                 0
                                                                              ---------------------------------
Total assets ..............................................................        52,958,455     1,823,697,230
                                                                              ---------------------------------

LIABILITIES
   Payable for Fund shares redeemed .......................................             1,000           502,087
   Payable for investments purchased ......................................           787,507        15,846,720
   Payable to investment advisor and affiliates (Note 3) ..................            22,392         1,099,030
   Payable for securities loaned (Note 2) .................................         3,389,985       160,089,675
   Accrued expenses and other liabilities .................................            31,498           150,557
                                                                              ---------------------------------
Total liabilities .........................................................         4,232,382       177,688,069
                                                                              ---------------------------------
TOTAL NET ASSETS ..........................................................   $    48,726,073   $ 1,646,009,161
                                                                              =================================

NET ASSETS CONSIST OF
   Paid-in capital ........................................................   $    45,996,032   $ 1,569,090,258
   Undistributed net investment income (loss) .............................           (95,789)           (7,350)
   Undistributed net realized gain (loss) on investments ..................         1,602,855        27,461,566
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
     denominated in foreign currencies ....................................         1,222,975        49,464,687
   Net unrealized appreciation (depreciation) of futures ..................                 0                 0
                                                                              ---------------------------------
TOTAL NET ASSETS ..........................................................   $    48,726,073   $ 1,646,009,161
                                                                              =================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ...................................................   $    43,697,078   $   188,300,131
   Shares outstanding - Class A ...........................................         4,105,917        18,066,291
   Net asset value per share - Class A ....................................   $         10.64   $         10.42
   Maximum offering price per share - Class A 2 ...........................   $         11.29   $         11.06
   Net assets - Class B ...................................................   $     2,442,174   $     9,794,335
   Shares outstanding - Class B ...........................................           241,761           994,709
   Net asset value and offering price per share - Class B .................   $         10.10   $          9.85
   Net assets - Class C ...................................................   $     2,586,821   $    10,127,753
   Shares outstanding - Class C ...........................................           256,051         1,029,458
   Net asset value and offering price per share - Class C .................   $         10.10   $          9.84
   Net assets - Class Z ...................................................                NA                NA
   Shares outstanding - Class Z ...........................................                NA                NA
   Net asset value and offering price per share - Class Z .................                NA                NA
   Net assets - Administrator Class .......................................                NA   $   224,520,790
   Shares outstanding - Administrator Class ...............................                NA        21,396,648
   Net asset value and offering price per share - Administrator Class .....                NA   $         10.49
   Net assets - Institutional Class .......................................                NA   $ 1,213,266,152
   Shares outstanding - Institutional Class ...............................                NA       115,108,510
   Net asset value and offering price per share - Institutional Class .....                NA   $         10.54
                                                                              ---------------------------------

Investments at cost .......................................................   $    51,306,781   $ 1,768,538,593
                                                                              ---------------------------------
Securities on loan, at market value (Note 2) ..............................   $     3,421,298   $   158,970,028
                                                                              ---------------------------------

--------------------------------------------------------------------------------
1 Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 51


                                                                                                     Large
                                                                                  Equity            Company          U.S Value
                                                                                Index Fund         Core Fund            Fund
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value .......................................   $   321,529,323   $    42,862,609   $   166,823,571
     Collateral for securities loaned (Note 2) ............................        22,962,590           909,566         9,334,313
     Investments in affiliates ............................................         6,572,223           290,381         4,174,839
                                                                              ---------------------------------------------------
   Total investments at market value (see cost below) .....................       351,064,136        44,062,556       180,332,723
                                                                              ---------------------------------------------------
   Cash ...................................................................            50,000                 0                 0
   Variation margin receivable on futures contracts .......................            72,500                 0                 0
   Receivable for Fund shares issued ......................................            24,505            40,000            32,500
   Receivable for investments sold ........................................             6,336           294,749                 0
   Receivables for dividends and interest .................................           366,961            28,796           249,633
   Prepaid expenses and other assets ......................................                 0             6,555                 0
                                                                              ---------------------------------------------------
Total assets ..............................................................       351,584,438        44,432,656       180,614,856
                                                                              ---------------------------------------------------

LIABILITIES
   Payable for Fund shares redeemed .......................................           174,276             5,648            66,259
   Payable for investments purchased ......................................                 0           142,388                 0
   Payable to investment advisor and affiliates (Note 3) ..................           105,311            20,916            51,706
   Payable for securities loaned (Note 2) .................................        23,204,235           925,040         9,384,276
   Accrued expenses and other liabilities .................................           155,956                 0            91,982
                                                                              ---------------------------------------------------
Total liabilities .........................................................        23,639,778         1,093,992         9,594,223
                                                                              ---------------------------------------------------
TOTAL NET ASSETS ..........................................................   $   327,944,660   $    43,338,664   $   171,020,633
                                                                              ===================================================

NET ASSETS CONSIST OF
   Paid-in capital ........................................................   $   182,113,158   $    43,994,585   $   164,768,933
   Undistributed net investment income (loss) .............................           273,799           (11,876)          188,102
   Undistributed net realized gain (loss) on investments ..................         5,047,910           830,625        (2,305,961)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
     denominated in foreign currencies ....................................       140,391,993        (1,474,670)        8,369,559
   Net unrealized appreciation (depreciation) of futures ..................           117,800                 0                 0
                                                                              ---------------------------------------------------
TOTAL NET ASSETS ..........................................................   $   327,944,660   $    43,338,664   $   171,020,633
                                                                              ===================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ...................................................   $   309,326,126   $    10,522,384   $     1,827,163
   Shares outstanding - Class A ...........................................         7,177,892         1,309,095           142,051
   Net asset value per share - Class A ....................................   $         43.09   $          8.04   $         12.86
   Maximum offering price per share - Class A 2 ...........................   $         45.72   $          8.53   $         13.64
   Net assets - Class B ...................................................   $    18,618,534   $     3,326,716   $     2,905,397
   Shares outstanding - Class B ...........................................           429,580           435,775           227,203
   Net asset value and offering price per share - Class B .................   $         43.34   $          7.63   $         12.79
   Net assets - Class C ...................................................                NA   $     2,093,263   $     1,452,328
   Shares outstanding - Class C ...........................................                NA           274,602           114,309
   Net asset value and offering price per share - Class C .................                NA   $          7.62   $         12.71
   Net assets - Class Z ...................................................                NA   $    27,346,925   $    33,522,400
   Shares outstanding - Class Z ...........................................                NA         3,422,205         2,568,605
   Net asset value and offering price per share - Class Z .................                NA   $          7.99   $         13.05
   Net assets - Administrator Class .......................................                NA   $        49,376   $   131,313,345
   Shares outstanding - Administrator Class ...............................                NA             6,239        10,336,884
   Net asset value and offering price per share - Administrator Class .....                NA   $          7.91   $         12.70
   Net assets - Institutional Class .......................................                NA                NA                NA
   Shares outstanding - Institutional Class ...............................                NA                NA                NA
   Net asset value and offering price per share - Institutional Class .....                NA                NA                NA
                                                                              ---------------------------------------------------

Investments at cost .......................................................   $   210,672,143   $    45,537,226   $   171,963,164
                                                                              ---------------------------------------------------
Securities on loan, at market value (Note 2) ..............................   $    22,771,370   $       905,612   $     9,177,491
                                                                              ---------------------------------------------------

52 Wells Fargo Advantage Large Cap Stock Funds

 Statements of Operations--For the Six Months Ended January 31, 2008 (Unaudited)


                                                                                Endeavor       Endeavor
                                                                                Large Cap       Select
                                                                                  Fund           Fund
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ............................................................   $    208,314   $  6,688,397
   Interest ...............................................................              0          2,574
   Income from affiliated securities ......................................         36,155      1,943,090
   Securities lending income, net .........................................          3,065        215,042
                                                                              ---------------------------
Total investment income ...................................................        247,534      8,849,103
                                                                              ---------------------------

EXPENSES
   Advisory fees ..........................................................        189,457      5,708,443
   Administration fees
     Fund Level ...........................................................         12,931        421,705
     Class A ..............................................................         64,922        260,876
     Class B ..............................................................          4,006         14,865
     Class C ..............................................................          3,483         14,427
     Class Z ..............................................................             NA             NA
     Administrator Class ..................................................             NA        112,891
     Institutional Class ..................................................             NA        501,510
   Custody fees ...........................................................          5,172        168,682
   Shareholder servicing fees (Note 3) ....................................         64,342        541,084
   Accounting fees ........................................................         17,042         61,165
   Distribution fees (Note 3)
     Class B ..............................................................         10,730         39,818
     Class C ..............................................................          9,331         38,643
   Professional fees ......................................................         11,382         17,788
   Registration fees ......................................................         16,613         52,457
   Shareholder reports ....................................................          4,004        457,527
   Trustees' fees .........................................................          4,323          4,323
   Other fees and expenses ................................................          2,170         14,154
                                                                              ---------------------------
Total expenses ............................................................        419,908      8,430,358
                                                                              ---------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ...........................        (76,585)      (912,489)
   Net expenses ...........................................................        343,323      7,517,869
                                                                              ---------------------------
Net investment income (loss) ..............................................        (95,789)     1,331,234
                                                                              ---------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ........      2,419,332     30,863,213
   Affiliated securities ..................................................              0              0
   Futures transactions ...................................................              0              0
                                                                              ---------------------------
Net realized gain and loss from investments ...............................      2,419,332     30,863,213
                                                                              ---------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ........     (3,731,651)   (89,630,221)
   Futures transactions ...................................................              0              0
                                                                              ---------------------------
Net change in unrealized appreciation (depreciation) of investments .......     (3,731,651)   (89,630,221)
                                                                              ---------------------------
Net realized and unrealized gain (loss) on investments ....................     (1,312,319)   (58,767,008)
                                                                              ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $ (1,408,108)  $(57,435,774)
                                                                              ===========================

1 Net of foreign withholding taxes of .....................................   $        421   $     13,849

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 53


                                                                                                Large
                                                                                 Equity        Company        U.S Value
                                                                               Index Fund     Core Fund         Fund
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ............................................................   $  3,595,466   $    467,346   $  2,584,635
   Interest ...............................................................          4,465            248              0
   Income from affiliated securities ......................................        139,336         10,724        170,855
   Securities lending income, net .........................................         51,719          2,592         15,070
                                                                              ------------------------------------------
Total investment income ...................................................      3,790,986        480,910      2,770,560
                                                                              ------------------------------------------

EXPENSES
   Advisory fees ..........................................................        179,859        181,870        659,275
   Administration fees
     Fund Level ...........................................................         89,929         12,384         44,943
     Class A ..............................................................        473,080         17,605          2,941
     Class B ..............................................................         30,526          5,409          4,410
     Class C ..............................................................             NA          3,343          2,106
     Class Z ..............................................................             NA         66,544         77,638
     Administrator Class ..................................................             NA             27         66,611
     Institutional Class ..................................................             NA             NA             NA
   Custody fees ...........................................................         35,972          4,953         17,977
   Shareholder servicing fees (Note 3) ....................................        448,183         61,124        224,714
   Accounting fees ........................................................         18,524         23,031         26,739
   Distribution fees (Note 3)
     Class B ..............................................................         81,765         14,487         13,504
     Class C ..............................................................             NA          8,954          6,442
   Professional fees ......................................................         16,103         15,466         16,126
   Registration fees ......................................................         15,741         27,161         26,435
   Shareholder reports ....................................................         41,037         15,142        231,364
   Trustees' fees .........................................................          4,323          4,323          4,323
   Other fees and expenses ................................................         11,156          2,572          4,508
                                                                              ------------------------------------------
Total expenses ............................................................      1,446,198        464,395      1,430,056
                                                                              ------------------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ...........................       (249,307)      (107,813)      (466,130)
   Net expenses ...........................................................      1,196,891        356,582        963,926
                                                                              ------------------------------------------
Net investment income (loss) ..............................................      2,594,095        124,328      1,806,634
                                                                              ------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ........     12,548,683      1,631,156     12,570,295
   Affiliated securities ..................................................         82,708              0              0
   Futures transactions ...................................................       (283,540)             0              0
                                                                              ------------------------------------------
Net realized gain and loss from investments ...............................     12,347,851      1,631,156     12,570,295
                                                                              ------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ........    (31,231,702)    (5,003,453)   (33,569,976)
   Futures transactions ...................................................        256,450              0              0
                                                                              ------------------------------------------
Net change in unrealized appreciation (depreciation) of investments .......    (30,975,252)    (5,003,453)   (33,569,976)
                                                                              ------------------------------------------
Net realized and unrealized gain (loss) on investments ....................    (18,627,401)    (3,372,297)   (20,999,681)
                                                                              ------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $(16,033,306)  $ (3,247,969)  $(19,193,047)
                                                                              ==========================================

1 Net of foreign withholding taxes of .....................................   $          0   $      1,331   $      2,931

54 Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                       ENDEAVOR LARGE CAP FUND
                                                                                                  ---------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended       For the
                                                                                                  January 31, 2008     Year Ended
                                                                                                     (Unaudited)      July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................     $ 48,014,644      $ 42,241,422

OPERATIONS
   Net investment income (loss) ...............................................................          (95,789)         (233,859)
   Net realized gain (loss) on investments ....................................................        2,419,332         3,732,805
   Net change in unrealized appreciation (depreciation) of investments ........................       (3,731,651)        4,148,502
                                                                                                    ------------------------------
Net increase (decrease) in net assets resulting from operations ...............................       (1,408,108)        7,647,448
                                                                                                    ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..................................................................................                0                 0
     Class B ..................................................................................                0                 0
     Class C ..................................................................................                0                 0
     Class Z ..................................................................................               NA                NA
     Administrator Class ......................................................................               NA                NA
     Institutional Class ......................................................................               NA                NA
   Net realized gain on sales of investments
     Class A ..................................................................................       (3,709,174)         (929,996)
     Class B ..................................................................................         (241,842)          (76,620)
     Class C ..................................................................................         (209,139)          (35,439)
     Class Z ..................................................................................               NA                NA
     Administrator Class ......................................................................               NA                NA
     Institutional Class ......................................................................               NA                NA
                                                                                                    ------------------------------
Total distributions to shareholders ...........................................................       (4,160,155)       (1,042,055)
                                                                                                    ------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................        5,723,666         9,622,641
   Reinvestment of distributions - Class A ....................................................        3,623,660           907,561
   Cost of shares redeemed - Class A ..........................................................       (3,535,484)      (11,672,217)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ...        5,811,842        (1,142,015)
                                                                                                    ------------------------------
   Proceeds from shares sold - Class B ........................................................          352,433           706,675
   Reinvestment of distributions - Class B ....................................................          232,341            74,160
   Cost of shares redeemed - Class B ..........................................................         (769,971)       (1,203,923)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ...         (185,197)         (423,088)
                                                                                                    ------------------------------
   Proceeds from shares sold - Class C ........................................................          667,641         1,022,536
   Reinvestment of distributions - Class C ....................................................          166,173            30,531
   Cost of shares redeemed - Class C ..........................................................         (180,767)         (320,135)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ...          653,047           732,932
                                                                                                    ------------------------------
   Proceeds from shares sold - Class Z ........................................................               NA                NA
   Reinvestment of distributions - Class Z ....................................................               NA                NA
   Cost of shares redeemed - Class Z ..........................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ...               NA                NA
                                                                                                    ------------------------------
   Proceeds from shares sold - Administrator Class ............................................               NA                NA
   Reinvestment of distributions - Administrator Class ........................................               NA                NA
   Cost of shares redeemed - Administrator Class ..............................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class .....................................................................               NA                NA
                                                                                                    ------------------------------
   Proceeds from shares sold - Institutional Class ............................................               NA                NA
   Reinvestment of distributions - Institutional Class ........................................               NA                NA
   Cost of shares redeemed - Institutional Class ..............................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class .....................................................................               NA                NA
                                                                                                    ------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ........        6,279,692          (832,171)
                                                                                                    ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................          711,429         5,773,222
                                                                                                    ==============================
ENDING NET ASSETS .............................................................................     $ 48,726,073      $ 48,014,644
                                                                                                    ==============================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Large Cap Stock Funds 55


                                                                                                         ENDEAVOR SELECT FUND
                                                                                                  ---------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended       For the
                                                                                                  January 31, 2008     Year Ended
                                                                                                     (Unaudited)      July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................   $ 1,390,307,760    $  776,396,153

OPERATIONS
   Net investment income (loss) ...............................................................         1,331,234          (445,504)
   Net realized gain (loss) on investments ....................................................        30,863,213        27,448,711
   Net change in unrealized appreciation (depreciation) of investments ........................       (89,630,221)      123,252,143
                                                                                                  ---------------------------------
Net increase (decrease) in net assets resulting from operations ...............................       (57,435,774)      150,255,350
                                                                                                  ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..................................................................................                 0                 0
     Class B ..................................................................................                 0                 0
     Class C ..................................................................................                 0                 0
     Class Z ..................................................................................                NA                NA
     Administrator Class ......................................................................                 0                 0
     Institutional Class ......................................................................        (1,338,584)               NA
   Net realized gain on sales of investments
     Class A ..................................................................................        (1,790,001)           (6,794)
     Class B ..................................................................................           (99,299)             (539)
     Class C ..................................................................................          (100,340)             (365)
     Class Z ..................................................................................                NA                NA
     Administrator Class ......................................................................        (2,112,463)           (3,396)
     Institutional Class ......................................................................       (11,389,753)          (31,896)
                                                                                                  ---------------------------------
Total distributions to shareholders ...........................................................       (16,830,440)          (42,990)
                                                                                                  ---------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................       110,376,958        55,601,718
   Reinvestment of distributions - Class A ....................................................         1,746,562             6,678
   Cost of shares redeemed - Class A ..........................................................       (75,706,607)      (64,857,254)
                                                                                                  ---------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ...        36,416,913        (9,248,858)
                                                                                                  ---------------------------------
   Proceeds from shares sold - Class B ........................................................         1,050,312         2,096,677
   Reinvestment of distributions - Class B ....................................................            94,121               515
   Cost of shares redeemed - Class B ..........................................................        (1,500,930)       (4,509,533)
                                                                                                  ---------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ...          (356,497)       (2,412,341)
                                                                                                  ---------------------------------
   Proceeds from shares sold - Class C ........................................................         1,985,964         3,901,084
   Reinvestment of distributions - Class C ....................................................            97,497               595
   Cost of shares redeemed - Class C ..........................................................        (1,252,681)       (2,106,742)
                                                                                                  ---------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ...           830,780         1,794,937
                                                                                                  ---------------------------------
   Proceeds from shares sold - Class Z ........................................................                NA                NA
   Reinvestment of distributions - Class Z ....................................................                NA                NA
   Cost of shares redeemed - Class Z ..........................................................                NA                NA
                                                                                                  ---------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ...                NA                NA
                                                                                                  ---------------------------------
   Proceeds from shares sold - Administrator Class ............................................       152,210,473        56,613,971
   Reinvestment of distributions - Administrator Class ........................................         2,018,825             3,369
   Cost of shares redeemed - Administrator Class ..............................................       (28,255,233)      (35,442,058)
                                                                                                  ---------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class .....................................................................       125,974,065        21,175,282
                                                                                                  ---------------------------------
   Proceeds from shares sold - Institutional Class ............................................       242,567,801       528,001,742
   Reinvestment of distributions - Institutional Class ........................................        10,954,779            30,777
   Cost of shares redeemed - Institutional Class ..............................................       (86,420,226)      (75,642,292)
                                                                                                  ---------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class .....................................................................       167,102,354       452,390,227
                                                                                                  ---------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ........       329,967,615       463,699,247
                                                                                                  ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................       255,701,401       613,911,607
                                                                                                  =================================
ENDING NET ASSETS .............................................................................   $ 1,646,009,161    $1,390,307,760
                                                                                                  =================================

                                                                                                          EQUITY INDEX FUND
                                                                                                  ---------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended       For the
                                                                                                  January 31, 2008     Year Ended
                                                                                                    (Unaudited)       July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................    $ 361,255,450      $ 360,793,528

OPERATIONS
   Net investment income (loss) ...............................................................        2,594,095          4,813,805
   Net realized gain (loss) on investments ....................................................       12,347,851         32,699,803
   Net change in unrealized appreciation (depreciation) of investments ........................      (30,975,252)        16,401,285
                                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from operations ...............................      (16,033,306)        53,914,893
                                                                                                   --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..................................................................................       (4,827,945)        (4,575,260)
     Class B ..................................................................................          (97,244)          (133,546)
     Class C ..................................................................................               NA                 NA
     Class Z ..................................................................................               NA                 NA
     Administrator Class ......................................................................               NA                 NA
     Institutional Class ......................................................................               NA                 NA
   Net realized gain on sales of investments
     Class A ..................................................................................      (28,536,277)       (35,677,464)
     Class B ..................................................................................       (1,761,310)        (3,058,652)
     Class C ..................................................................................               NA                 NA
     Class Z ..................................................................................               NA                 NA
     Administrator Class ......................................................................               NA                 NA
     Institutional Class ......................................................................               NA                 NA
                                                                                                   --------------------------------
Total distributions to shareholders ...........................................................      (35,222,776)       (43,444,922)
                                                                                                   --------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................       22,937,662         37,957,612
   Reinvestment of distributions - Class A ....................................................       33,027,812         39,680,059
   Cost of shares redeemed - Class A ..........................................................      (35,514,107)       (79,181,835)
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ...       20,451,367         (1,544,164)
                                                                                                   --------------------------------
   Proceeds from shares sold - Class B ........................................................          430,371          1,108,211
   Reinvestment of distributions - Class B ....................................................        1,763,874          3,027,851
   Cost of shares redeemed - Class B ..........................................................       (4,700,320)       (12,599,947)
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ...       (2,506,075)        (8,463,885)
                                                                                                   --------------------------------
   Proceeds from shares sold - Class C ........................................................               NA                 NA
   Reinvestment of distributions - Class C ....................................................               NA                 NA
   Cost of shares redeemed - Class C ..........................................................               NA                 NA
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ...               NA                 NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Class Z ........................................................               NA                 NA
   Reinvestment of distributions - Class Z ....................................................               NA                 NA
   Cost of shares redeemed - Class Z ..........................................................               NA                 NA
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ...               NA                 NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Administrator Class ............................................               NA                 NA
   Reinvestment of distributions - Administrator Class ........................................               NA                 NA
   Cost of shares redeemed - Administrator Class ..............................................               NA                 NA
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class .....................................................................               NA                 NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Institutional Class ............................................               NA                 NA
   Reinvestment of distributions - Institutional Class ........................................               NA                 NA
   Cost of shares redeemed - Institutional Class ..............................................               NA                 NA
                                                                                                   --------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class .....................................................................               NA                 NA
                                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ........       17,945,292        (10,008,049)
                                                                                                   --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................      (33,310,790)           461,922
                                                                                                   ================================
ENDING NET ASSETS .............................................................................    $ 327,944,660      $ 361,255,450
                                                                                                   ================================

                                                                                                       LARGE COMPANY CORE FUND
                                                                                                  ---------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended        For the
                                                                                                  January 31, 2008      Year Ended
                                                                                                     (Unaudited)      July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................     $ 52,868,218      $ 72,870,600

OPERATIONS
   Net investment income (loss) ...............................................................          124,328           155,366
   Net realized gain (loss) on investments ....................................................        1,631,156         9,978,277
   Net change in unrealized appreciation (depreciation) of investments ........................       (5,003,453)        4,572,983
                                                                                                    ------------------------------
Net increase (decrease) in net assets resulting from operations ...............................       (3,247,969)       14,706,626
                                                                                                    ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..................................................................................          (95,049)          (50,637)
     Class B ..................................................................................           (1,021)               NA
     Class C ..................................................................................           (1,090)               NA
     Class Z ..................................................................................         (193,540)          (93,149)
     Administrator Class ......................................................................             (865)           (2,038)
     Institutional Class ......................................................................               NA                NA
   Net realized gain on sales of investments
     Class A ..................................................................................       (2,433,731)         (215,696)
     Class B ..................................................................................         (807,980)          (67,414)
     Class C ..................................................................................         (502,718)          (41,398)
     Class Z ..................................................................................       (6,084,092)         (478,953)
     Administrator Class ......................................................................          (10,944)           (1,189)
     Institutional Class ......................................................................               NA                NA
                                                                                                    ------------------------------
Total distributions to shareholders ...........................................................      (10,131,030)         (950,474)
                                                                                                    ------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................          383,091         1,284,216
   Reinvestment of distributions - Class A ....................................................        2,484,227           260,417
   Cost of shares redeemed - Class A ..........................................................       (2,728,352)       (6,587,009)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ...          138,966        (5,042,376)
                                                                                                    ------------------------------
   Proceeds from shares sold - Class B ........................................................           52,730           323,033
   Reinvestment of distributions - Class B ....................................................          803,044            66,262
   Cost of shares redeemed - Class B ..........................................................         (589,683)       (1,624,861)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ...          266,091        (1,235,566)
                                                                                                    ------------------------------
   Proceeds from shares sold - Class C ........................................................           46,168           136,087
   Reinvestment of distributions - Class C ....................................................          493,434            40,908
   Cost of shares redeemed - Class C ..........................................................         (322,329)       (1,086,071)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ...          217,273          (909,076)
                                                                                                    ------------------------------
   Proceeds from shares sold - Class Z ........................................................          623,174         1,415,931
   Reinvestment of distributions - Class Z ....................................................        6,178,584           564,803
   Cost of shares redeemed - Class Z ..........................................................       (3,553,419)       (8,096,642)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ...        3,248,339        (6,115,908)
                                                                                                    ------------------------------
   Proceeds from shares sold - Administrator Class ............................................           15,158         9,235,266
   Reinvestment of distributions - Administrator Class ........................................           11,809             3,228
   Cost of shares redeemed - Administrator Class ..............................................          (48,191)      (29,694,102)
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class .....................................................................          (21,224)      (20,455,608)
                                                                                                    ------------------------------
   Proceeds from shares sold - Institutional Class ............................................               NA                NA
   Reinvestment of distributions - Institutional Class ........................................               NA                NA
   Cost of shares redeemed - Institutional Class ..............................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Institutional Class .....................................................................               NA                NA
                                                                                                    ------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ........        3,849,445       (33,758,534)
                                                                                                    ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................       (9,529,554)      (20,002,382)
                                                                                                    ==============================
ENDING NET ASSETS .............................................................................     $ 43,338,664      $ 52,868,218
                                                                                                    ==============================

56 Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                       ENDEAVOR LARGE CAP FUND
                                                                                                  ---------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended       For the
                                                                                                  January 31, 2008     Year Ended
                                                                                                    (Unaudited)       July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................................         471,298            859,757
   Shares issued in reinvestment of distributions - Class A ...................................         305,794             82,132
   Shares redeemed - Class A ..................................................................        (295,053)        (1,046,936)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class A ....................................         482,039           (105,047)
                                                                                                    ------------------------------
   Shares sold - Class B ......................................................................          29,620             65,181
   Shares issued in reinvestment of distributions - Class B ...................................          20,634              6,983
   Shares redeemed - Class B ..................................................................         (67,949)          (111,432)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class B ....................................         (17,695)           (39,268)
                                                                                                    ------------------------------
   Shares sold - Class C ......................................................................          59,818             93,329
   Shares issued in reinvestment of distributions - Class C ...................................          14,758              2,875
   Shares redeemed - Class C ..................................................................         (15,561)           (29,737)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class C ....................................          59,015             66,467
                                                                                                    ------------------------------
   Shares sold - Class Z ......................................................................              NA                 NA
   Shares issued in reinvestment of distributions - Class Z ...................................              NA                 NA
   Shares redeemed - Class Z ..................................................................              NA                 NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class Z ....................................              NA                 NA
                                                                                                    ------------------------------
   Shares sold - Administrator Class ..........................................................              NA                 NA
   Shares issued in reinvestment of distributions - Administrator Class .......................              NA                 NA
   Shares redeemed - Administrator Class ......................................................              NA                 NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................              NA                 NA
                                                                                                    ------------------------------
   Shares sold - Institutional Class ..........................................................              NA                 NA
   Shares issued in reinvestment of distributions - Institutional Class .......................              NA                 NA
   Shares redeemed - Institutional Class ......................................................              NA                 NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ........................              NA                 NA
                                                                                                    ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......         523,359            (77,848)
                                                                                                    ==============================

Ending balance of undistributed net investment income (loss) ..................................     $   (95,789)      $          0
                                                                                                    ------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Large Cap Stock Funds 57


                                                                                                         ENDEAVOR SELECT FUND
                                                                                                  ---------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended       For the
                                                                                                  January 31, 2008      Year Ended
                                                                                                    (Unaudited)       July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................................        9,421,787         5,349,390
   Shares issued in reinvestment of distributions - Class A ...................................          150,956               653
   Shares redeemed - Class A ..................................................................       (6,474,449)       (6,297,292)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class A ....................................        3,098,294          (947,249)
                                                                                                    ------------------------------
   Shares sold - Class B ......................................................................           99,651           215,104
   Shares issued in reinvestment of distributions - Class B ...................................            8,603                53
   Shares redeemed - Class B ..................................................................         (142,782)         (456,463)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class B ....................................          (34,528)         (241,306)
                                                                                                    ------------------------------
   Shares sold - Class C ......................................................................          187,205           393,161
   Shares issued in reinvestment of distributions - Class C ...................................            8,920                61
   Shares redeemed - Class C ..................................................................         (120,211)         (211,482)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class C ....................................           75,914           181,740
                                                                                                    ------------------------------
   Shares sold - Class Z ......................................................................               NA                NA
   Shares issued in reinvestment of distributions - Class Z ...................................               NA                NA
   Shares redeemed - Class Z ..................................................................               NA                NA
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Class Z ....................................               NA                NA
                                                                                                    ------------------------------
   Shares sold - Administrator Class ..........................................................       13,814,459         5,329,560
   Shares issued in reinvestment of distributions - Administrator Class .......................          173,439               328
   Shares redeemed - Administrator Class ......................................................       (2,496,749)       (3,373,261)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................       11,491,149         1,956,627
                                                                                                    ------------------------------
   Shares sold - Institutional Class ..........................................................       21,501,439        50,650,880
   Shares issued in reinvestment of distributions - Institutional Class .......................          937,820             2,988
   Shares redeemed - Institutional Class ......................................................       (7,668,895)       (7,236,113)
                                                                                                    ------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ........................       14,770,364        43,417,755
                                                                                                    ------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......       29,401,193        44,367,567
                                                                                                    ==============================

Ending balance of undistributed net investment income (loss) ..................................     $     (7,350)     $          0
                                                                                                    ------------------------------

                                                                                                          EQUITY INDEX FUND
                                                                                                  ---------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended       For the
                                                                                                  January 31, 2008     Year Ended
                                                                                                     (Unaudited)      July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................................        458,934             748,039
   Shares issued in reinvestment of distributions - Class A ...................................        712,103             812,074
   Shares redeemed - Class A ..................................................................       (722,780)         (1,566,336)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class A ....................................        448,257              (6,223)
                                                                                                     -----------------------------
   Shares sold - Class B ......................................................................          8,684              21,933
   Shares issued in reinvestment of distributions - Class B ...................................         38,050              62,178
   Shares redeemed - Class B ..................................................................        (94,677)           (248,343)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class B ....................................        (47,943)           (164,232)
                                                                                                     -----------------------------
   Shares sold - Class C ......................................................................             NA                  NA
   Shares issued in reinvestment of distributions - Class C ...................................             NA                  NA
   Shares redeemed - Class C ..................................................................             NA                  NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class C ....................................             NA                  NA
                                                                                                     -----------------------------
   Shares sold - Class Z ......................................................................             NA                  NA
   Shares issued in reinvestment of distributions - Class Z ...................................             NA                  NA
   Shares redeemed - Class Z ..................................................................             NA                  NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class Z ....................................             NA                  NA
                                                                                                     -----------------------------
   Shares sold - Administrator Class ..........................................................             NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class .......................             NA                  NA
   Shares redeemed - Administrator Class ......................................................             NA                  NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................             NA                  NA
                                                                                                     -----------------------------
   Shares sold - Institutional Class ..........................................................             NA                  NA
   Shares issued in reinvestment of distributions - Institutional Class .......................             NA                  NA
   Shares redeemed - Institutional Class ......................................................             NA                  NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ........................             NA                  NA
                                                                                                     -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......        400,314            (170,455)
                                                                                                     =============================

Ending balance of undistributed net investment income (loss) ..................................      $ 273,799        $  2,604,893
                                                                                                     -----------------------------

                                                                                                       LARGE COMPANY CORE FUND
                                                                                                  ---------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended        For the
                                                                                                  January 31, 2008      Year Ended
                                                                                                     (Unaudited)      July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................................          39,573            117,226
   Shares issued in reinvestment of distributions - Class A ...................................         294,876             25,252
   Shares redeemed - Class A ..................................................................        (279,545)          (637,815)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class A ....................................          54,904           (495,337)
                                                                                                     -----------------------------
   Shares sold - Class B ......................................................................           5,344             32,959
   Shares issued in reinvestment of distributions - Class B ...................................         101,013              6,713
   Shares redeemed - Class B ..................................................................         (65,702)          (164,837)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class B ....................................          40,655           (125,165)
                                                                                                     -----------------------------
   Shares sold - Class C ......................................................................           4,783             13,327
   Shares issued in reinvestment of distributions - Class C ...................................          62,147              4,149
   Shares redeemed - Class C ..................................................................         (35,674)          (109,118)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class C ....................................          31,256            (91,642)
                                                                                                     -----------------------------
   Shares sold - Class Z ......................................................................          63,194            134,707
   Shares issued in reinvestment of distributions - Class Z ...................................         738,542             55,072
   Shares redeemed - Class Z ..................................................................        (359,755)          (787,782)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class Z ....................................         441,981           (598,003)
                                                                                                     -----------------------------
   Shares sold - Administrator Class ..........................................................           1,500            895,853
   Shares issued in reinvestment of distributions - Administrator Class .......................           1,414                310
   Shares redeemed - Administrator Class ......................................................          (4,550)        (2,896,775)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................          (1,636)        (2,000,612)
                                                                                                     -----------------------------
   Shares sold - Institutional Class ..........................................................              NA                 NA
   Shares issued in reinvestment of distributions - Institutional Class .......................              NA                 NA
   Shares redeemed - Institutional Class ......................................................              NA                 NA
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ........................              NA                 NA
                                                                                                     -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......         567,160         (3,310,759)
                                                                                                     =============================

Ending balance of undistributed net investment income (loss) ..................................      $  (11,876)      $    155,361
                                                                                                     -----------------------------

58 Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                           U.S. VALUE FUND
                                                                                                  ---------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended       For the
                                                                                                  January 31, 2008      Year Ended
                                                                                                     (Unaudited)      July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................     $ 186,379,916     $ 293,930,604

OPERATIONS
   Net investment income (loss) ...............................................................         1,806,634         3,078,078
   Net realized gain (loss) on investments ....................................................        12,570,295        31,230,373
   Net change in unrealized appreciation (depreciation) of investments ........................       (33,569,976)        3,826,517
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ...............................       (19,193,047)       38,134,968
                                                                                                    -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..................................................................................           (21,946)          (33,244)
     Class B ..................................................................................           (18,194)          (17,356)
     Class C ..................................................................................            (8,960)           (8,104)
     Class Z ..................................................................................          (338,187)         (445,663)
     Administrator Class ......................................................................        (1,444,219)       (2,866,065)
   Net realized gain on sales of investments
     Class A ..................................................................................          (474,495)          (81,056)
     Class B ..................................................................................          (747,146)         (129,216)
     Class C ..................................................................................          (360,821)          (59,766)
     Class Z ..................................................................................        (8,209,869)       (1,193,202)
     Administrator Class ......................................................................       (30,231,364)       (7,244,908)
                                                                                                    -------------------------------
Total distributions to shareholders ...........................................................       (41,855,201)      (12,078,580)
                                                                                                    -------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................            78,742         1,099,295
   Reinvestment of distributions - Class A ....................................................           490,100           113,665
   Cost of shares redeemed - Class A ..........................................................          (910,121)       (1,325,654)
                                                                                                    -------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ...          (341,279)         (112,694)
                                                                                                    -------------------------------
   Proceeds from shares sold - Class B ........................................................            91,272           348,088
   Reinvestment of distributions - Class B ....................................................           728,333           138,259
   Cost of shares redeemed - Class B ..........................................................          (811,675)       (1,320,204)
                                                                                                    -------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ...             7,930          (833,857)
                                                                                                    -------------------------------
   Proceeds from shares sold - Class C ........................................................           131,764            91,324
   Reinvestment of distributions - Class C ....................................................           316,441            59,609
   Cost of shares redeemed - Class C ..........................................................          (268,227)         (639,650)
                                                                                                    -------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ...           179,978          (488,717)
                                                                                                    -------------------------------
   Proceeds from shares sold - Class Z ........................................................           895,349         5,657,595
   Reinvestment of distributions - Class Z ....................................................         8,228,312         1,578,581
   Cost of shares redeemed - Class Z ..........................................................        (4,524,572)      (10,122,572)
                                                                                                    -------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ...         4,599,089        (2,886,396)
                                                                                                    -------------------------------
   Proceeds from shares sold - Administrator Class ............................................        17,954,036        20,448,200
   Reinvestment of distributions - Administrator Class ........................................        31,673,233        10,088,420
   Cost of shares redeemed - Administrator Class ..............................................        (8,384,022)     (159,822,032)
                                                                                                    -------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class .....................................................................        41,243,247      (129,285,412)
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total ........        45,688,965      (133,607,076)
                                                                                                    -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................       (15,359,283)     (107,550,688)
                                                                                                    ===============================
ENDING NET ASSETS .............................................................................     $ 171,020,633     $ 186,379,916
                                                                                                    ===============================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Large Cap Stock Funds 59


                                                                                                           U.S. VALUE FUND
                                                                                                  ---------------------------------
                                                                                                       For the
                                                                                                  Six Months Ended       For the
                                                                                                  January 31, 2008      Year Ended
                                                                                                     (Unaudited)      July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ......................................................................            4,845            59,473
   Shares issued in reinvestment of distributions - Class A ...................................           35,845             6,141
   Shares redeemed - Class A ..................................................................          (53,001)          (71,592)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class A ....................................          (12,311)           (5,978)
                                                                                                     -----------------------------
   Shares sold - Class B ......................................................................            6,605            19,236
   Shares issued in reinvestment of distributions - Class B ...................................           53,725             7,511
   Shares redeemed - Class B ..................................................................          (49,429)          (71,298)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class B ....................................           10,901           (44,551)
                                                                                                     -----------------------------
   Shares sold - Class C ......................................................................            9,710             5,022
   Shares issued in reinvestment of distributions - Class C ...................................           23,495             3,254
   Shares redeemed - Class C ..................................................................          (17,307)          (34,878)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class C ....................................           15,898           (26,602)
                                                                                                     -----------------------------
   Shares sold - Class Z ......................................................................           58,462           303,498
   Shares issued in reinvestment of distributions - Class Z ...................................          592,981          (543,411)
   Shares redeemed - Class Z ..................................................................         (272,851)           84,386
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Class Z ....................................          378,592          (155,527)
                                                                                                     -----------------------------
   Shares sold - Administrator Class ..........................................................        1,120,518         1,125,558
   Shares issued in reinvestment of distributions - Administrator Class .......................        2,342,572           550,943
   Shares redeemed - Administrator Class ......................................................         (458,481)       (8,754,601)
                                                                                                     -----------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................        3,004,609        (7,078,100)
                                                                                                     -----------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......        3,397,689        (7,310,758)
                                                                                                     =============================

Ending balance of undistributed net investment income (loss) ..................................      $   188,102      $    212,974
                                                                                                     -----------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

60 Wells Fargo Advantage Large Cap Stock Funds              Financial Highlights


                                                                        Beginning                    Net Realized    Distributions
                                                                        Net Asset        Net        and Unrealized     from Net
                                                                        Value Per     Investment     Gain (Loss)      Investment
                                                                          Share     Income (Loss)   on Investments      Income
----------------------------------------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $11.82        (0.02) 9         (0.17)            0.00
August 1, 2006 to July 31, 2007 .....................................    $10.20        (0.05) 9          1.93             0.00
August 1, 2005 to July 31, 2006 .....................................    $12.26        (0.06) 9         (0.03)            0.00
January 1, 2005 to July 31, 2005 5 ..................................    $11.63        (0.05) 9          0.68             0.00
January 1, 2004 to December 31, 2004 ................................    $10.08        (0.10)            1.65             0.00
January 1, 2003 to December 31, 2003 ................................    $ 7.55        (0.07) 9          2.60             0.00
January 1, 2002 to December 31, 2002 ................................    $10.59        (0.10) 9         (2.94)            0.00

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $11.31        (0.06) 9         (0.16)            0.00
August 1, 2006 to July 31, 2007 .....................................    $ 9.84        (0.13) 9          1.86             0.00
August 1, 2005 to July 31, 2006 .....................................    $11.98        (0.14) 9         (0.03)            0.00
January 1, 2005 to July 31, 2005 5 ..................................    $11.41        (0.10) 9          0.67             0.00
January 1, 2004 to December 31, 2004 ................................    $ 9.97        (0.17)            1.61             0.00
January 1, 2003 to December 31, 2003 ................................    $ 7.51        (0.12) 9          2.58             0.00
January 1, 2002 to December 31, 2002 ................................    $10.57        (0.12) 9         (2.94)            0.00

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $11.31        (0.06) 9         (0.16)            0.00
August 1, 2006 to July 31, 2007 .....................................    $ 9.83        (0.13) 9          1.87             0.00
August 1, 2005 to July 31, 2006 .....................................    $11.98        (0.14) 9         (0.04)            0.00
January 1, 2005 to July 31, 2005 5 ..................................    $11.41        (0.10) 9          0.67             0.00
January 1, 2004 to December 31, 2004 ................................    $ 9.97        (0.18)            1.62             0.00
January 1, 2003 to December 31, 2003 ................................    $ 7.51        (0.12) 9          2.58             0.00
January 1, 2002 to December 31, 2002 ................................    $10.57        (0.13) 9         (2.93)            0.00

ENDEAVOR SELECT FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $10.85        (0.01) 9         (0.32)            0.00
August 1, 2006 to July 31, 2007 .....................................    $ 9.35        (0.04) 9          1.54             0.00
August 1, 2005 to July 31, 2006 .....................................    $ 9.47        (0.05) 9          0.02             0.00
January 1, 2005 to July 31, 2005 5 ..................................    $ 9.16        (0.04) 9          0.56             0.00
January 1, 2004 to December 31, 2004 ................................    $ 8.36        (0.09) 9          1.47             0.00
January 1, 2003 to December 31, 2003 ................................    $ 6.10        (0.07) 9          2.33             0.00
January 1, 2002 to December 31, 2002 ................................    $ 7.99        (0.07) 9         (1.81)            0.00

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $10.29        (0.05) 9         (0.29)            0.00
August 1, 2006 to July 31, 2007 .....................................    $ 8.94        (0.11) 9          1.46             0.00
August 1, 2005 to July 31, 2006 .....................................    $ 9.12        (0.12) 9          0.03             0.00
January 1, 2005 to July 31, 2005 5 ..................................    $ 8.87        (0.07) 9          0.53             0.00
January 1, 2004 to December 31, 2004 ................................    $ 8.18        (0.15) 9          1.42             0.00
January 1, 2003 to December 31, 2003 ................................    $ 6.02        (0.12) 9          2.28             0.00
January 1, 2002 to December 31, 2002 ................................    $ 7.94        (0.12) 9         (1.79)            0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

4     Amount calculated is less than $0.005.

5     In 2005, the Fund changed its fiscal year end from December 31 to July 31.

6     Commencement of operations.

7 In 2005, the Fund changed its fiscal year end from September 30 to July 31.

8 In 2002, the Fund changed its fiscal year end from September 30 to December 31.

9     Calculated based upon average shares outstanding.

10 Effective December 1, 2005, the expense cap for Equity Index Fund - Class A changed from 0.64% to 0.62%. The blended expense cap as of July 31, 2006 is 0.63%.

11 Effective December 1, 2005, the expense cap for Equity Index Fund - Class B changed from 1.39% to 1.37%. The blended expense cap as of July 31, 2006 is 1.38%.

12 Effective December 1, 2007, the expense cap for Large Company Core Fund - Class Z changed from 1.42% to 1.37%. The blended expense cap as of January 31, 2008 is 1.40%.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights              Wells Fargo Advantage Large Cap Stock Funds 61


                                                                         Ending      Ratio to Average Net Assets (Annualized) 1
                                                       Distributions   Net Asset   -----------------------------------------------
                                                         from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                      Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
----------------------------------------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ....       (0.99)        $ 10.64        (0.29)%        1.54%     (0.29)%     1.25%
August 1, 2006 to July 31, 2007 ...................       (0.26)        $ 11.82        (0.44)%        1.59%     (0.34)%     1.25%
August 1, 2005 to July 31, 2006 ...................       (1.97)        $ 10.20        (0.51)%        1.60%     (0.35)%     1.25%
January 1, 2005 to July 31, 2005 5 ................        0.00         $ 12.26        (0.73)%        1.62%     (0.19)%     1.43%
January 1, 2004 to December 31, 2004 ..............        0.00         $ 11.63        (0.93)%        1.69%     (0.04)%     1.65%
January 1, 2003 to December 31, 2003 ..............        0.00         $ 10.08        (0.86)%        1.69%     (0.08)%     1.61%
January 1, 2002 to December 31, 2002 ..............        0.00         $  7.55        (1.18)%        2.03%     (0.05)%     1.98%

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ....       (0.99)        $ 10.10        (1.04)%        2.29%     (0.29)%     2.00%
August 1, 2006 to July 31, 2007 ...................       (0.26)        $ 11.31        (1.19)%        2.34%     (0.34)%     2.00%
August 1, 2005 to July 31, 2006 ...................       (1.97)        $  9.84        (1.28)%        2.36%     (0.36)%     2.00%
January 1, 2005 to July 31, 2005 5 ................        0.00         $ 11.98        (1.53)%        2.41%     (0.20)%     2.21%
January 1, 2004 to December 31, 2004 ..............        0.00         $ 11.41        (1.69)%        2.46%     (0.04)%     2.42%
January 1, 2003 to December 31, 2003 ..............        0.00         $  9.97        (1.34)%        2.47%     (0.42)%     2.05%
January 1, 2002 to December 31, 2002 ..............        0.00         $  7.51        (1.38)%        4.69%     (2.45)%     2.24%

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ....       (0.99)        $ 10.10        (1.04)%        2.28%     (0.28)%     2.00%
August 1, 2006 to July 31, 2007 ...................       (0.26)        $ 11.31        (1.17)%        2.34%     (0.34)%     2.00%
August 1, 2005 to July 31, 2006 ...................       (1.97)        $  9.83        (1.29)%        2.36%     (0.36)%     2.00%
January 1, 2005 to July 31, 2005 5 ................        0.00         $ 11.98        (1.57)%        2.59%     (0.36)%     2.23%
January 1, 2004 to December 31, 2004 ..............        0.00         $ 11.41        (1.72)%        2.56%     (0.11)%     2.45%
January 1, 2003 to December 31, 2003 ..............        0.00         $  9.97        (1.39)%        2.57%     (0.45)%     2.12%
January 1, 2002 to December 31, 2002 ..............        0.00         $  7.51        (1.51)%        4.18%     (1.85)%     2.33%

ENDEAVOR SELECT FUND
-----------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ....       (0.10)        $ 10.42        (0.20)%        1.35%     (0.10)%     1.25%
August 1, 2006 to July 31, 2007 ...................        0.00 4       $ 10.85        (0.40)%        1.36%     (0.11)%     1.25%
August 1, 2005 to July 31, 2006 ...................       (0.09)        $  9.35        (0.53)%        1.40%     (0.15)%     1.25%
January 1, 2005 to July 31, 2005 5 ................       (0.21)        $  9.47        (0.73)%        1.53%     (0.14)%     1.39%
January 1, 2004 to December 31, 2004 ..............       (0.58)        $  9.16        (1.05)%        1.61%     (0.04)%     1.57%
January 1, 2003 to December 31, 2003 ..............        0.00         $  8.36        (1.01)%        1.61%     (0.03)%     1.58%
January 1, 2002 to December 31, 2002 ..............       (0.01)        $  6.10        (1.08)%        1.60%     (0.01)%     1.59%

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ....       (0.10)        $  9.85        (0.96)%        2.09%     (0.09)%     2.00%
August 1, 2006 to July 31, 2007 ...................        0.00 4       $ 10.29        (1.16)%        2.11%     (0.11)%     2.00%
August 1, 2005 to July 31, 2006 ...................       (0.09)        $  8.94        (1.28)%        2.15%     (0.15)%     2.00%
January 1, 2005 to July 31, 2005 5 ................       (0.21)        $  9.12        (1.47)%        2.28%     (0.15)%     2.13%
January 1, 2004 to December 31, 2004 ..............       (0.58)        $  8.87        (1.72)%        2.39%     (0.04)%     2.35%
January 1, 2003 to December 31, 2003 ..............        0.00         $  8.18        (1.79)%        2.40%     (0.06)%     2.34%
January 1, 2002 to December 31, 2002 ..............       (0.01)        $  6.02        (1.85)%        2.39%     (0.03)%     2.36%

                                                                   Portfolio    Net Assets at
                                                         Total      Turnover    End of Period
                                                        Return 2     Rate 3    (000's omitted)
----------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND
----------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ......     (2.49)%      75%        $ 43,697
August 1, 2006 to July 31, 2007 .....................     18.63%      109%        $ 42,851
August 1, 2005 to July 31, 2006 .....................     (1.83)%     111%        $ 38,019
January 1, 2005 to July 31, 2005 5 ..................      5.42%       61%        $ 48,963
January 1, 2004 to December 31, 2004 ................     15.38%      168%        $ 42,959
January 1, 2003 to December 31, 2003 ................     33.51%      234%        $ 36,601
January 1, 2002 to December 31, 2002 ................    (28.71)%     420%        $ 28,291

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ......     (2.88)%      75%        $  2,442
August 1, 2006 to July 31, 2007 .....................     17.77%      109%        $  2,935
August 1, 2005 to July 31, 2006 .....................     (2.60)%     111%        $  2,938
January 1, 2005 to July 31, 2005 5 ..................      5.00%       61%        $  1,330
January 1, 2004 to December 31, 2004 ................     14.44%      168%        $    950
January 1, 2003 to December 31, 2003 ................     32.76%      234%        $    719
January 1, 2002 to December 31, 2002 ................    (28.95)%     420%        $    323

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ......     (2.88)%      75%        $  2,587
August 1, 2006 to July 31, 2007 .....................     17.89%      109%        $  2,229
August 1, 2005 to July 31, 2006 .....................     (2.70)%     111%        $  1,284
January 1, 2005 to July 31, 2005 5 ..................      5.00%       61%        $    362
January 1, 2004 to December 31, 2004 ................     14.44%      168%        $    474
January 1, 2003 to December 31, 2003 ................     32.76%      234%        $    430
January 1, 2002 to December 31, 2002 ................    (28.95)%     420%        $    194

ENDEAVOR SELECT FUND
------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited)            (3.12)%      79%        $188,300
August 1, 2006 to July 31, 2007 .....................     16.05%       91%        $162,421
August 1, 2005 to July 31, 2006 .....................     (0.33)%      84%        $148,765
January 1, 2005 to July 31, 2005 5 ..................      5.93%       54%        $ 50,932
January 1, 2004 to December 31, 2004 ................     16.80%      169%        $ 94,805
January 1, 2003 to December 31, 2003 ................     37.05%      244%        $ 81,190
January 1, 2002 to December 31, 2002 ................    (23.52)%     437%        $ 55,762

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ......     (3.39)%      79%        $  9,794
August 1, 2006 to July 31, 2007 .....................     15.11%       91%        $ 10,596
August 1, 2005 to July 31, 2006 .....................     (1.01)%      84%        $ 11,353
January 1, 2005 to July 31, 2005 5 ..................      5.44%       54%        $  4,403
January 1, 2004 to December 31, 2004 ................     15.82%      169%        $  1,800
January 1, 2003 to December 31, 2003 ................     35.88%      244%        $    622
January 1, 2002 to December 31, 2002 ................    (24.04)%     437%        $    317

62 Wells Fargo Advantage Large Cap Stock Funds              Financial Highlights


                                                                        Beginning                    Net Realized    Distributions
                                                                        Net Asset        Net        and Unrealized     from Net
                                                                        Value Per     Investment     Gain (Loss)      Investment
                                                                          Share     Income (Loss)   on Investments      Income
----------------------------------------------------------------------------------------------------------------------------------
ENDEAVOR SELECT FUND (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
Class C
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $10.28       (0.05) 9          (0.29)           0.00
August 1, 2006 to July 31, 2007 .....................................    $ 8.93       (0.11) 9           1.46            0.00
August 1, 2005 to July 31, 2006 .....................................    $ 9.11       (0.12) 9           0.03            0.00
January 1, 2005 to July 31, 2005 5 ..................................    $ 8.87       (0.08) 9           0.53            0.00
January 1, 2004 to December 31, 2004 ................................    $ 8.18       (0.16) 9           1.43            0.00
January 1, 2003 to December 31, 2003 ................................    $ 6.02       (0.13) 9           2.29            0.00
January 1, 2002 to December 31, 2002 ................................    $ 7.93       (0.12) 9          (1.78)           0.00

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $10.91        0.00  4,9        (0.32)           0.00
August 1, 2006 to July 31, 2007 .....................................    $ 9.37       (0.01) 9           1.55            0.00
August 1, 2005 to July 31, 2006 .....................................    $ 9.47       (0.02) 9           0.01            0.00
April 11, 2005 6 to July 31, 2005 5 .................................    $ 8.60       (0.02) 9           0.89            0.00

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $10.96        0.01 9           (0.32)          (0.01)
August 1, 2006 to July 31, 2007 .....................................    $ 9.40        0.01 9            1.55            0.00
August 1, 2005 to July 31, 2006 .....................................    $ 9.47       (0.01) 9           0.03            0.00
April 11, 2005 6 to July 31, 2005 5 .................................    $ 8.60       (0.01) 9           0.88            0.00

EQUITY INDEX FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $50.13        0.37 9           (2.41)          (0.67)
August 1, 2006 to July 31, 2007 .....................................    $48.91        0.64              6.69           (0.63)
August 1, 2005 to July 31, 2006 .....................................    $51.55        0.62              1.74           (0.60)
October 1, 2004 to July 31, 2005 7 ..................................    $48.51        0.63              4.97           (0.67)
October 1, 2003 to September 30, 2004 ...............................    $44.55        0.52              5.25           (0.50)
October 1, 2002 to September 30, 2003 ...............................    $38.09        0.47              8.23           (0.51)
October 1, 2001 to September 30, 2002 ...............................    $54.20        0.41             (9.85)          (0.43)

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $50.11        0.19 9           (2.42)          (0.22)
August 1, 2006 to July 31, 2007 .....................................    $48.84        0.28              6.66           (0.22)
August 1, 2005 to July 31, 2006 .....................................    $51.38        0.23              1.74           (0.14)
October 1, 2004 to July 31, 2005 7 ..................................    $48.22        0.25              5.02           (0.23)
October 1, 2003 to September 30, 2004 ...............................    $44.32        0.12              5.27           (0.18)
October 1, 2002 to September 30, 2003 ...............................    $37.80        0.16              8.20           (0.12)
October 1, 2001 to September 30, 2002 ...............................    $53.78        0.06             (9.84)          (0.02)

LARGE COMPANY CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $10.93        0.04 9           (0.67)          (0.07)
August 1, 2006 to July 31, 2007 .....................................    $ 8.92        0.04 9            2.15           (0.03)
August 1, 2005 to July 31, 2006 .....................................    $ 9.30        0.03 9           (0.21)          (0.00)
January 1, 2005 to July 31, 2005 5 ..................................    $10.97        0.01             (0.21)          (0.00) 4
January 1, 2004 to December 31, 2004 ................................    $10.81       (0.01)             1.12            0.00
January 1, 2003 to December 31, 2003 ................................    $ 8.81       (0.00) 4,9         2.02           (0.01)
October 1, 2002 to December 31, 2002 8 ..............................    $ 8.24        0.01 9            0.57           (0.01)
October 1, 2001 to September 30, 2002 ...............................    $ 9.65        0.07             (1.10)          (0.05)

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $10.46       (0.00) 4,9        (0.64)          (0.00) 4
August 1, 2006 to July 31, 2007 .....................................    $ 8.59       (0.04) 9           2.06            0.00
August 1, 2005 to July 31, 2006 .....................................    $ 9.02       (0.04) 9          (0.19)           0.00
January 1, 2005 to July 31, 2005 5 ..................................    $10.73       (0.03)            (0.21)           0.00
January 1, 2004 to December 31, 2004 ................................    $10.69       (0.09)             1.08            0.00
January 1, 2003 to December 31, 2003 ................................    $ 8.79       (0.10) 9           2.01           (0.00) 4
September 30, 2002 6 to December 31, 2002 ...........................    $ 8.21       (0.02) 9           0.60            0.00

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ......................    $10.45       (0.00) 4,9        (0.64)          (0.00) 4
August 1, 2006 to July 31, 2007 .....................................    $ 8.58       (0.04) 9           2.06            0.00
August 1, 2005 to July 31, 2006 .....................................    $ 9.01       (0.04) 9          (0.19)           0.00
January 1, 2005 to July 31, 2005 5 ..................................    $10.72       (0.07)            (0.17)           0.00
January 1, 2004 to December 31, 2004 ................................    $10.69       (0.11)             1.09            0.00
January 1, 2003 to December 31, 2003 ................................    $ 8.79       (0.10) 9           2.01            0.00
September 30, 2002 6 to December 31, 2002 ...........................    $ 8.21       (0.02) 9           0.60           (0.00) 4
----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Financial Highlights              Wells Fargo Advantage Large Cap Stock Funds 63


                                                                         Ending      Ratio to Average Net Assets (Annualized) 1
                                                       Distributions   Net Asset   -----------------------------------------------
                                                         from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                      Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
----------------------------------------------------------------------------------------------------------------------------------
ENDEAVOR SELECT FUND (continued)
----------------------------------------------------------------------------------------------------------------------------------
Class C
August 1, 2007 to January 31, 2008 (Unaudited) ....       (0.10)        $  9.84        (0.96)%        2.09%     (0.09)%     2.00%
August 1, 2006 to July 31, 2007 ...................        0.00 4       $ 10.28        (1.14)%        2.11%     (0.11)%     2.00%
August 1, 2005 to July 31, 2006 ...................       (0.09)        $  8.93        (1.30)%        2.15%     (0.15)%     2.00%
January 1, 2005 to July 31, 2005 5 ................       (0.21)        $  9.11        (1.52)%        2.32%     (0.14)%     2.18%
January 1, 2004 to December 31, 2004 ..............       (0.58)        $  8.87        (1.82)%        2.41%     (0.04)%     2.37%
January 1, 2003 to December 31, 2003 ..............        0.00         $  8.18        (1.83)%        2.45%     (0.07)%     2.38%
January 1, 2002 to December 31, 2002 ..............       (0.01)        $  6.02        (1.78)%        2.32%     (0.04)%     2.28%

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ....       (0.10)        $ 10.49         0.07%         1.17%     (0.17)%     1.00%
August 1, 2006 to July 31, 2007 ...................        0.00 4       $ 10.91        (0.14)%        1.17%     (0.17)%     1.00%
August 1, 2005 to July 31, 2006 ...................       (0.09)        $  9.37        (0.25)%        1.22%     (0.22)%     1.00%
April 11, 2005 6 to July 31, 2005 5 ...............        0.00         $  9.47        (0.67)%        1.30%     (0.30)%     1.00%

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ....       (0.10)        $ 10.54         0.25%         0.90%     (0.10)%     0.80%
August 1, 2006 to July 31, 2007 ...................        0.00 4       $ 10.96         0.06%         0.91%     (0.11)%     0.80%
August 1, 2005 to July 31, 2006 ...................       (0.09)        $  9.40        (0.12)%        0.95%     (0.15)%     0.80%
April 11, 2005 6 to July 31, 2005 5 ...............        0.00         $  9.47        (0.20)%        1.03%     (0.23)%     0.80%

EQUITY INDEX FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ....       (4.33)        $ 43.09         1.48%         0.76%     (0.14)%     0.62%
August 1, 2006 to July 31, 2007 ...................       (5.48)        $ 50.13         1.33%         0.78%     (0.16)%     0.62%
August 1, 2005 to July 31, 2006 ...................       (4.40)        $ 48.91         1.30%         0.77%     (0.14)%     0.63% 10
October 1, 2004 to July 31, 2005 7 ................       (1.89)        $ 51.55         1.53%         0.76%     (0.12)%     0.64%
October 1, 2003 to September 30, 2004 .............       (1.31)        $ 48.51         1.09%         0.82%     (0.17)%     0.65%
October 1, 2002 to September 30, 2003 .............       (1.73)        $ 44.55         1.14%         1.03%     (0.36)%     0.67%
October 1, 2001 to September 30, 2002 .............       (6.24)        $ 38.09         0.86%         0.99%     (0.32)%     0.67%

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ....       (4.32)        $ 43.34         0.74%         1.50%     (0.13)%     1.37%
August 1, 2006 to July 31, 2007 ...................       (5.45)        $ 50.11         0.59%         1.53%     (0.16)%     1.37%
August 1, 2005 to July 31, 2006 ...................       (4.37)        $ 48.84         0.55%         1.52%     (0.14)%     1.38% 11
October 1, 2004 to July 31, 2005 7 ................       (1.88)        $ 51.38         0.81%         1.51%     (0.12)%     1.39%
October 1, 2003 to September 30, 2004 .............       (1.31)        $ 48.22         0.34%         1.57%     (0.17)%     1.40%
October 1, 2002 to September 30, 2003 .............       (1.72)        $ 44.32         0.40%         1.88%     (0.47)%     1.41%
October 1, 2001 to September 30, 2002 .............       (6.18)        $ 37.80         0.11%         1.97%     (0.56)%     1.41%

LARGE COMPANY CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ....       (2.19)        $  8.04         0.70%         1.68%     (0.43)%     1.25%
August 1, 2006 to July 31, 2007 ...................       (0.15)        $ 10.93         0.39%         1.60%     (0.35)%     1.25%
August 1, 2005 to July 31, 2006 ...................       (0.20)        $  8.92         0.33%         1.51%     (0.26)%     1.25%
January 1, 2005 to July 31, 2005 5 ................       (1.47)        $  9.30         0.23%         1.62%     (0.25)%     1.37%
January 1, 2004 to December 31, 2004 ..............       (0.95)        $ 10.97        (0.07)%        1.61%     (0.16)%     1.45%
January 1, 2003 to December 31, 2003 ..............       (0.01)        $ 10.81        (0.04)%        1.69%     (0.24)%     1.45%
October 1, 2002 to December 31, 2002 8 ............        0.00         $  8.81         0.01%         3.05%     (1.55)%     1.50%
October 1, 2001 to September 30, 2002 .............       (0.33)        $  8.24         0.82%         3.74%     (2.24)%     1.50%

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ....       (2.19)        $  7.63        (0.05)%        2.43%     (0.43)%     2.00%
August 1, 2006 to July 31, 2007 ...................       (0.15)        $ 10.46        (0.36)%        2.35%     (0.35)%     2.00%
August 1, 2005 to July 31, 2006 ...................       (0.20)        $  8.59        (0.41)%        2.26%     (0.26)%     2.00%
January 1, 2005 to July 31, 2005 5 ................       (1.47)        $  9.02        (0.61)%        2.38%     (0.16)%     2.22%
January 1, 2004 to December 31, 2004 ..............       (0.95)        $ 10.73        (0.94)%        2.40%      0.00%      2.40%
January 1, 2003 to December 31, 2003 ..............       (0.01)        $ 10.69        (0.99)%        2.47%     (0.07)%     2.40%
September 30, 2002 6 to December 31, 2002 .........        0.00         $  8.79        (0.20)%        4.23%     (1.73)%     2.50%

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ....       (2.19)        $  7.62        (0.06)%        2.43%     (0.43)%     2.00%
August 1, 2006 to July 31, 2007 ...................       (0.15)        $ 10.45        (0.35)%        2.35%     (0.35)%     2.00%
August 1, 2005 to July 31, 2006 ...................       (0.20)        $  8.58        (0.42)%        2.26%     (0.26)%     2.00%
January 1, 2005 to July 31, 2005 5 ................       (1.47)        $  9.01        (0.65)%        2.38%     (0.14)%     2.24%
January 1, 2004 to December 31, 2004 ..............       (0.95)        $ 10.72        (1.01)%        2.52%     (0.11)%     2.41%
January 1, 2003 to December 31, 2003 ..............       (0.01)        $ 10.69        (1.02)%        2.53%     (0.12)%     2.41%
September 30, 2002 6 to December 31, 2002 .........        0.00         $  8.79        (0.20)%        4.20%     (1.70)%     2.50%

                                                                   Portfolio    Net Assets at
                                                         Total      Turnover    End of Period
                                                        Return 2     Rate 3    (000's omitted)
----------------------------------------------------------------------------------------------
ENDEAVOR SELECT FUND (continued)
-----------------------------------------------------------------------------------------------
Class C
August 1, 2007 to January 31, 2008 (Unaudited) ......    (3.39)%       79%       $   10,128
August 1, 2006 to July 31, 2007 .....................    15.12%        91%       $    9,805
August 1, 2005 to July 31, 2006 .....................    (1.01)%       84%       $    6,890
January 1, 2005 to July 31, 2005 5 ..................     5.33%        54%       $    1,802
January 1, 2004 to December 31, 2004 ................    15.82%       169%       $    1,080
January 1, 2003 to December 31, 2003 ................    35.88%       244%       $      444
January 1, 2002 to December 31, 2002 ................   (23.95)%      437%       $      231

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ......    (3.01)%       79%       $  224,521
August 1, 2006 to July 31, 2007 .....................    16.44%        91%       $  108,062
August 1, 2005 to July 31, 2006 .....................    (0.12)%       84%       $   74,520
April 11, 2005 6 to July 31, 2005 5 .................    10.12%        54%       $   79,964

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ......    (2.90)%       79%       $1,213,266
August 1, 2006 to July 31, 2007 .....................    16.60%        91%       $1,099,424
August 1, 2005 to July 31, 2006 .....................     0.20%        84%       $  534,868
April 11, 2005 6 to July 31, 2005 5 .................    10.12%        54%       $      161

EQUITY INDEX FUND
-------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ......    (4.66)%        2%       $  309,326
August 1, 2006 to July 31, 2007 .....................    15.46%         4%       $  337,328
August 1, 2005 to July 31, 2006 .....................     4.78%         6%       $  329,449
October 1, 2004 to July 31, 2005 7 ..................    11.76%         3%       $  354,615
October 1, 2003 to September 30, 2004 ...............    13.13%         2%       $  341,142
October 1, 2002 to September 30, 2003 ...............    23.59%         2%       $  312,974
October 1, 2001 to September 30, 2002 ...............   (20.99)%        4%       $  271,640

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ......    (5.01)%        2%       $   18,619
August 1, 2006 to July 31, 2007 .....................    14.60%         4%       $   23,927
August 1, 2005 to July 31, 2006 .....................     3.98%         6%       $   31,345
October 1, 2004 to July 31, 2005 7 ..................    11.08%         3%       $   40,760
October 1, 2003 to September 30, 2004 ...............    12.26%         2%       $   51,644
October 1, 2002 to September 30, 2003 ...............    22.71%         2%       $   57,505
October 1, 2001 to September 30, 2002 ...............   (21.60)%        4%       $   50,635

LARGE COMPANY CORE FUND
-------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ......    (6.54)%       18%       $   10,522
August 1, 2006 to July 31, 2007 .....................    24.68%        33%       $   13,708
August 1, 2005 to July 31, 2006 .....................    (1.98)%       16%       $   15,613
January 1, 2005 to July 31, 2005 5 ..................    (1.56)%       75%       $   40,167
January 1, 2004 to December 31, 2004 ................    10.69%       190%       $   55,121
January 1, 2003 to December 31, 2003 ................    22.93%       148%       $   67,463
October 1, 2002 to December 31, 2002 8 ..............     6.99%        36%       $    8,597
October 1, 2001 to September 30, 2002 ...............   (11.47)%      190%       $    6,155

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ......    (6.93)%       18%       $    3,327
August 1, 2006 to July 31, 2007 .....................    23.57%        33%       $    4,134
August 1, 2005 to July 31, 2006 .....................    (2.60)%       16%       $    4,467
January 1, 2005 to July 31, 2005 5 ..................    (2.00)%       75%       $    8,169
January 1, 2004 to December 31, 2004 ................     9.67%       190%       $    9,103
January 1, 2003 to December 31, 2003 ................    21.74%       148%       $    7,559
September 30, 2002 6 to December 31, 2002 ...........     7.06%        36%       $      490

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ......    (6.92)%       18%       $    2,093
August 1, 2006 to July 31, 2007 .....................    23.60%        33%       $    2,544
August 1, 2005 to July 31, 2006 .....................    (2.60)%       16%       $    2,873
January 1, 2005 to July 31, 2005 5 ..................    (2.01)%       75%       $    5,204
January 1, 2004 to December 31, 2004 ................     9.57%       190%       $    7,457
January 1, 2003 to December 31, 2003 ................    21.73%       148%       $    6,312
September 30, 2002 6 to December 31, 2002 ...........     7.09%        36%       $      484

64 Wells Fargo Advantage Large Cap Stock Funds              Financial Highlights


                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset        Net        and Unrealized      from Net
                                                     Value Per     Investment      Gain (Loss)      Investment
                                                       Share     Income (Loss)   on Investments       Income
---------------------------------------------------------------------------------------------------------------
LARGE COMPANY CORE FUND (continued)
---------------------------------------------------------------------------------------------------------------
Class Z
August 1, 2007 to January 31, 2008 (Unaudited) ...     $10.87         0.03 9         (0.66)           (0.06)
August 1, 2006 to July 31, 2007 ..................     $ 8.89         0.02 9          2.14            (0.03)
August 1, 2005 to July 31, 2006 ..................     $ 9.29         0.02 9         (0.20)           (0.02)
April 11, 2005 6 to July 31, 2005 5 ..............     $ 9.13         0.00 11         0.16             0.00

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ...     $10.85         0.05 9         (0.66)           (0.14)
August 1, 2006 to July 31, 2007 ..................     $ 9.02         0.08 9          2.14            (0.24)
August 1, 2005 to July 31, 2006 ..................     $ 9.41         0.06 9         (0.20)           (0.05)
January 1, 2005 to July 31, 2005 5 ...............     $11.07         0.03           (0.22)           (0.00) 4
January 1, 2004 to December 31, 2004 .............     $10.84         0.06            1.12             0.00
January 1, 2003 to December 31, 2003 .............     $ 8.80         0.05 9          2.03            (0.03)
September 30, 2002 6 to December 31, 2002 ........     $ 8.21         0.02 9          0.59            (0.02)

U.S. VALUE FUND
---------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ...     $18.74         0.16 9         (1.91)           (0.15)
August 1, 2006 to July 31, 2007 ..................     $17.09         0.19 9          2.19            (0.21)
August 1, 2005 to July 31, 2006 ..................     $18.64         0.18 9          0.71            (0.19)
January 1, 2005 to July 31, 2005 5 ...............     $18.55         0.07 9          0.36            (0.05)
January 1, 2004 to December 31, 2004 .............     $17.65         0.20            2.22            (0.18)
January 1, 2003 to December 31, 2003 .............     $13.66         0.14            4.00            (0.15)
January 1, 2002 to December 31, 2002 .............     $17.83         0.12 9         (2.77)           (0.16)

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ...     $18.65         0.09 9         (1.89)           (0.08)
August 1, 2006 to July 31, 2007 ..................     $17.02         0.05 9          2.17            (0.07)
August 1, 2005 to July 31, 2006 ..................     $18.57         0.05 9          0.71            (0.06)
January 1, 2005 to July 31, 2005 5 ...............     $18.52        (0.01) 9         0.36            (0.01)
January 1, 2004 to December 31, 2004 .............     $17.64         0.07            2.21            (0.06)
January 1, 2003 to December 31, 2003 .............     $13.67         0.03            3.98            (0.04)
January 1, 2002 to December 31, 2002 .............     $17.81         0.02 9         (2.78)           (0.02)

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ...     $18.57         0.09 9         (1.88)           (0.09)
August 1, 2006 to July 31, 2007 ..................     $16.94         0.06 9          2.16            (0.07)
August 1, 2005 to July 31, 2006 ..................     $18.50         0.05 9          0.70            (0.06)
January 1, 2005 to July 31, 2005 5 ...............     $18.44        (0.01) 9         0.36            (0.00) 4
January 1, 2004 to December 31, 2004 .............     $17.56         0.06            2.20            (0.04)
January 1, 2003 to December 31, 2003 .............     $13.61         0.03            3.97            (0.05)
January 1, 2002 to December 31, 2002 .............     $17.82         0.02 9         (2.78)           (0.09)

Class Z
August 1, 2007 to January 31, 2008 (Unaudited) ...     $18.95         0.15 9         (1.93)           (0.14)
August 1, 2006 to July 31, 2007 ..................     $17.28         0.18 9          2.21            (0.20)
August 1, 2005 to July 31, 2006 ..................     $18.77         0.15 9          0.74            (0.13)
January 1, 2005 to July 31, 2005 5 ...............     $18.68         0.07 9          0.36            (0.05)
January 1, 2004 to December 31, 2004 .............     $17.77         0.20            2.24            (0.19)
January 1, 2003 to December 31, 2003 .............     $13.74         0.15            3.99            (0.11)
January 1, 2002 to December 31, 2002 .............     $17.87         0.05 9         (2.79)           (0.03)

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ...     $18.56         0.18 9         (1.88)           (0.18)
August 1, 2006 to July 31, 2007 ..................     $16.94         0.25 9          2.15            (0.26)
August 1, 2005 to July 31, 2006 ..................     $18.50         0.24 9          0.70            (0.25)
January 1, 2005 to July 31, 2005 5 ...............     $18.40         0.11 9          0.35            (0.07)
January 1, 2004 to December 31, 2004 .............     $17.52         0.27            2.21            (0.26)
January 1, 2003 to December 31, 2003 .............     $13.56         0.16            4.02            (0.22)
January 1, 2002 6 to December 31, 2002 ...........     $17.87         0.22 9         (2.81)           (0.36)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights             Wells Fargo Advantage Large Cap Stock Funds  65


                                                                        Ending       Ratio to Average Net Assets (Annualized) 1
                                                     Distributions    Net Asset   -----------------------------------------------
                                                        from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                     Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
---------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY CORE FUND (continued)
---------------------------------------------------------------------------------------------------------------------------------
Class Z
August 1, 2007 to January 31, 2008 (Unaudited) ...       (2.19)         $ 7.99         1.01%         1.83%     (0.43)%     1.40% 12
August 1, 2006 to July 31, 2007 ..................       (0.15)         $10.87         0.22%         1.77%     (0.35)%     1.42%
August 1, 2005 to July 31, 2006 ..................       (0.20)         $ 8.89         0.17%         1.69%     (0.27)%     1.42%
April 11, 2005 6 to July 31, 2005 5 ..............        0.00          $ 9.29         0.15%         1.71%     (0.28)%     1.43%

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ...       (2.19)         $ 7.91         0.53%         1.49%     (0.54)%     0.95%
August 1, 2006 to July 31, 2007 ..................       (0.15)         $10.85         0.86%         1.38%     (0.43)%     0.95%
August 1, 2005 to July 31, 2006 ..................       (0.20)         $ 9.02         0.64%         1.34%     (0.39)%     0.95%
January 1, 2005 to July 31, 2005 5 ...............       (1.47)         $ 9.41         0.60%         1.35%     (0.38)%     0.97%
January 1, 2004 to December 31, 2004 .............       (0.95)         $11.07         0.43%         1.33%     (0.33)%     1.00%
January 1, 2003 to December 31, 2003 .............       (0.01)         $10.84         0.54%         1.39%     (0.44)%     0.95%
September 30, 2002 6 to December 31, 2002 ........        0.00          $ 8.80         1.10%         2.91%     (1.91)%     1.00%

U.S. VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ...       (3.98)         $12.86         1.87%         1.61%     (0.36)%     1.25%
August 1, 2006 to July 31, 2007 ..................       (0.52)         $18.74         1.04%         1.38%     (0.13)%     1.25%
August 1, 2005 to July 31, 2006 ..................       (2.25)         $17.09         1.02%         1.37%     (0.12)%     1.25%
January 1, 2005 to July 31, 2005 5 ...............       (0.29)         $18.64         0.67%         1.39%     (0.09)%     1.30%
January 1, 2004 to December 31, 2004 .............       (1.34)         $18.55         1.14%         1.41%     (0.06)%     1.35%
January 1, 2003 to December 31, 2003 .............        0.00          $17.65         0.99%         1.40%     (0.02)%     1.38%
January 1, 2002 to December 31, 2002 .............       (1.36)         $13.66         0.93%         1.30%     (0.02)%     1.28%

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ...       (3.98)         $12.79         1.10%         2.38%     (0.38)%     2.00%
August 1, 2006 to July 31, 2007 ..................       (0.52)         $18.65         0.30%         2.13%     (0.13)%     2.00%
August 1, 2005 to July 31, 2006 ..................       (2.25)         $17.02         0.30%         2.12%     (0.12)%     2.00%
January 1, 2005 to July 31, 2005 5 ...............       (0.29)         $18.57        (0.10)%        2.16%     (0.08)%     2.08%
January 1, 2004 to December 31, 2004 .............       (1.34)         $18.52         0.39%         2.15%     (0.05)%     2.10%
January 1, 2003 to December 31, 2003 .............        0.00          $17.64         0.21%         2.17%     (0.02)%     2.15%
January 1, 2002 to December 31, 2002 .............       (1.36)         $13.67         0.11%         2.15%     (0.02)%     2.13%

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ...       (3.98)         $12.71         1.09%         2.38%     (0.38)%     2.00%
August 1, 2006 to July 31, 2007 ..................       (0.52)         $18.57         0.30%         2.13%     (0.13)%     2.00%
August 1, 2005 to July 31, 2006 ..................       (2.25)         $16.94         0.30%         2.12%     (0.12)%     2.00%
January 1, 2005 to July 31, 2005 5 ...............       (0.29)         $18.50        (0.12)%        2.18%     (0.08)%     2.10%
January 1, 2004 to December 31, 2004 .............       (1.34)         $18.44         0.31%         2.23%     (0.06)%     2.17%
January 1, 2003 to December 31, 2003 .............        0.00          $17.56         0.18%         2.24%     (0.04)%     2.20%
January 1, 2002 to December 31, 2002 .............       (1.36)         $13.61         0.15%         2.16%     (0.01)%     2.15%

Class Z
August 1, 2007 to January 31, 2008 (Unaudited) ...       (3.98)         $13.05         1.77%         1.79%     (0.47)%     1.32%
August 1, 2006 to July 31, 2007 ..................       (0.52)         $18.95         0.98%         1.55%     (0.23)%     1.32%
August 1, 2005 to July 31, 2006 ..................       (2.25)         $17.28         0.82%         1.55%     (0.23)%     1.32%
January 1, 2005 to July 31, 2005 5 ...............       (0.29)         $18.77         0.64%         1.48%     (0.14)%     1.34%
January 1, 2004 to December 31, 2004 .............       (1.34)         $18.68         1.16%         1.37%     (0.05)%     1.32%
January 1, 2003 to December 31, 2003 .............        0.00          $17.77         0.83%         1.58%     (0.03)%     1.55%
January 1, 2002 to December 31, 2002 .............       (1.36)         $13.74         0.34%         1.91%     (0.01)%     1.90%

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ...       (3.98)         $12.70         2.11%         1.50%     (0.54)%     0.96%
August 1, 2006 to July 31, 2007 ..................       (0.52)         $18.56         1.38%         1.24%     (0.28)%     0.96%
August 1, 2005 to July 31, 2006 ..................       (2.25)         $16.94         1.39%         1.23%     (0.27)%     0.96%
January 1, 2005 to July 31, 2005 5 ...............       (0.29)         $18.50         1.01%         1.17%     (0.21)%     0.96%
January 1, 2004 to December 31, 2004 .............       (1.34)         $18.40         1.54%         1.06%     (0.11)%     0.95%
January 1, 2003 to December 31, 2003 .............        0.00          $17.52         1.32%         1.07%     (0.10)%     0.97%
January 1, 2002 6 to December 31, 2002 ...........       (1.36)         $13.56         1.63%         1.11%     (0.14)%     0.97%

                                                                Portfolio    Net Assets at
                                                       Total     Turnover    End of Period
                                                     Return 2     Rate 3    (000's omitted)
-------------------------------------------------------------------------------------------
LARGE COMPANY CORE FUND (continued)
-------------------------------------------------------------------------------------------
Class Z
August 1, 2007 to January 31, 2008 (Unaudited) ...     (6.63)%      18%        $  27,347
August 1, 2006 to July 31, 2007 ..................     24.35%       33%        $  32,397
August 1, 2005 to July 31, 2006 ..................     (2.03)%      16%        $  31,808
April 11, 2005 6 to July 31, 2005 5 ..............      1.75%       75%        $  48,481

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ...     (6.47)%      18%        $      49
August 1, 2006 to July 31, 2007 ..................     24.81%       33%        $      85
August 1, 2005 to July 31, 2006 ..................     (1.55)%      16%        $  18,110
January 1, 2005 to July 31, 2005 5 ...............     (1.41)%      75%        $  21,870
January 1, 2004 to December 31, 2004 .............     11.32%      190%        $  24,257
January 1, 2003 to December 31, 2003 .............     23.66%      148%        $  35,372
September 30, 2002 6 to December 31, 2002 ........      7.38%       36%        $     107

U.S. VALUE FUND
-------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ...    (10.45)%      50%        $   1,827
August 1, 2006 to July 31, 2007 ..................     14.04%       17%        $   2,893
August 1, 2005 to July 31, 2006 ..................      5.49%       43%        $   2,741
January 1, 2005 to July 31, 2005 5 ...............      2.38%       14%        $   5,250
January 1, 2004 to December 31, 2004 .............     14.08%       47%        $   5,264
January 1, 2003 to December 31, 2003 .............     30.48%       53%        $   4,752
January 1, 2002 to December 31, 2002 .............    (16.34)%      90%        $   2,524

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ...    (10.73)%      50%        $   2,905
August 1, 2006 to July 31, 2007 ..................     13.13%       17%        $   4,035
August 1, 2005 to July 31, 2006 ..................      4.72%       43%        $   4,439
January 1, 2005 to July 31, 2005 5 ...............      1.95%       14%        $   6,368
January 1, 2004 to December 31, 2004 .............     13.20%       47%        $   6,369
January 1, 2003 to December 31, 2003 .............     29.37%       53%        $   4,958
January 1, 2002 to December 31, 2002 .............    (17.01)%      90%        $   3,124

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ...    (10.76)%      50%        $   1,452
August 1, 2006 to July 31, 2007 ..................     13.19%       17%        $   1,827
August 1, 2005 to July 31, 2006 ..................      4.68%       43%        $   2,118
January 1, 2005 to July 31, 2005 5 ...............      1.95%       14%        $   3,165
January 1, 2004 to December 31, 2004 .............     13.15%       47%        $   4,294
January 1, 2003 to December 31, 2003 .............     29.42%       53%        $   4,230
January 1, 2002 to December 31, 2002 .............    (17.05)%      90%        $   1,426

Class Z
August 1, 2007 to January 31, 2008 (Unaudited) ...    (10.46)%      50%        $  33,522
August 1, 2006 to July 31, 2007 ..................     13.92%       17%        $  41,507
August 1, 2005 to July 31, 2006 ..................      5.43%       43%        $  40,530
January 1, 2005 to July 31, 2005 5 ...............      2.41%       14%        $ 157,495
January 1, 2004 to December 31, 2004 .............     14.11%       47%        $ 252,256
January 1, 2003 to December 31, 2003 .............     30.23%       53%        $ 158,963
January 1, 2002 to December 31, 2002 .............    (16.86)%      90%        $ 197,477

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ...    (10.31)%      50%        $ 131,313
August 1, 2006 to July 31, 2007 ..................     14.31%       17%        $ 136,118
August 1, 2005 to July 31, 2006 ..................      5.82%       43%        $ 244,103
January 1, 2005 to July 31, 2005 5 ...............      2.56%       14%        $ 204,133
January 1, 2004 to December 31, 2004 .............     14.53%       47%        $  91,940
January 1, 2003 to December 31, 2003 .............     31.03%       53%        $  87,368
January 1, 2002 6 to December 31, 2002 ...........    (15.98)%      90%        $  11,220

66 Wells Fargo Advantage Large Cap Stock Funds     Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at January 31, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Large Company Core Fund, and U.S. Value Fund. Each Fund in this report, except for the Endeavor Select Fund, is a diversified series of the Trust. The Endeavor Select Fund is a non-diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities

Notes to Financial Statements     Wells Fargo Advantage Large Cap Stock Funds 67


markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security is accurate. Such fair value pricing may result in net asset values that are higher or lower than what these net asset values would have been based on the closing price or latest quoted bid price.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the U.S. Value Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at January 31, 2008.

68 Wells Fargo Advantage Large Cap Stock Funds     Notes to Financial Statements


Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. As of January 31, 2008, the following Fund held future contracts:

--------------------------------------------------------------------------------------------------
                                                                       Notional    Net Unrealized
                                                                       Contract     Appreciation/
FUND                         Contracts     Type    Expiration Date      Amount     (Depreciation)
--------------------------------------------------------------------------------------------------
EQUITY INDEX FUND              9 Long    S&P 500      March 2008     $ 2,992,950      $  111,150
                               1 Long    S&P 500      March 2008         338,250           6,650
--------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Funds. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A.

Notes to Financial Statements     Wells Fargo Advantage Large Cap Stock Funds 69


waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the value of the related collateral at January 31, 2008 are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

----------------------------------------------------------------------------------------------------------------------
                                                      Advisory                                           Subadvisory
                                                     Fees (% of                                          Fees (% of
                                 Average Daily     Average Daily                      Average Daily     Average Daily
FUND                               Net Assets        Net Assets)     Subadviser         Net Assets        Net Assets)
----------------------------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND       First $500 million        0.700      Wells Capital   First $100 million        0.350
                               Next $500 million        0.650        Management     Next $100 million        0.300
                                 Next $2 billion        0.600       Incorporated    Next $300 million        0.200
                                 Next $2 billion        0.575                       Over $500 million        0.150
                                 Over $5 billion        0.550
----------------------------------------------------------------------------------------------------------------------
ENDEAVOR SELECT FUND          First $500 million        0.700      Wells Capital   First $100 million        0.350
                               Next $500 million        0.650        Management     Next $100 million        0.300
                                 Next $2 billion        0.600       Incorporated    Next $300 million        0.200
                                 Next $2 billion        0.575                       Over $500 million        0.150
                                 Over $5 billion        0.550
----------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND               First $1 billion        0.100      Wells Capital   First $100 million        0.050
                                 Next $4 billion        0.075        Management     Next $100 million        0.030
                                 Over $5 billion        0.050       Incorporated    Over $200 million        0.020
----------------------------------------------------------------------------------------------------------------------
LARGE COMPANY CORE FUND       First $500 million        0.700       Matrix Asset    First $50 million        0.200
                               Next $500 million        0.650         Advisors       Over $50 million        0.160
                                 Next $2 billion        0.600       Incorporated
                                 Next $2 billion        0.575
                                 Over $5 billion        0.550
----------------------------------------------------------------------------------------------------------------------
U.S. VALUE FUND               First $500 million        0.700      Wells Capital   First $100 million        0.350
                               Next $500 million        0.650        Management     Next $100 million        0.300
                                 Next $2 billion        0.600       Incorporated    Next $300 million        0.200
                                 Next $2 billion        0.575                       Over $500 million        0.150
                                 Over $5 billion        0.550
----------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

70 Wells Fargo Advantage Large Cap Stock Funds     Notes to Financial Statements


--------------------------------------------------------------------------------
                                                            Administration Fees
                                          Average Daily        (% of Average
                                            Net Assets        Daily Net Assets)
--------------------------------------------------------------------------------
   Fund Level                           First $5 billion               0.05
                                         Next $5 billion               0.04
                                        Over $10 billion               0.03
--------------------------------------------------------------------------------
   Class A, Class B and Class C 2       All asset levels               0.28
--------------------------------------------------------------------------------
   Class Z 1,2                          All asset levels               0.40
--------------------------------------------------------------------------------
   Administrator Class                  All asset levels               0.10
--------------------------------------------------------------------------------
   Institutional Class                  All asset levels               0.08
--------------------------------------------------------------------------------

1 Effective December 1, 2007, the class-level administration fee for Class Z was reduced by 0.05%, as shown in the table. Prior to December 1, 2007, the class-level administration fee for Class Z was 0.45%.

2 From April 11, 2005 though November 30, 2007, the class-level administration fee was reduced by 0.05% for Class A, Class B, Class C and Class Z shares of the U.S. Value Fund. Effective December 1, 2007, these fee reductions were removed with the approval of the Board and the administration fees for Class A, Class B, Class C, and Class Z of the U.S. Value Fund are as shown in the table.

The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
  All Large Cap Stock Funds                                             0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                 % of Average
  SHARE CLASS                                                  Daily Net Assets
--------------------------------------------------------------------------------
  Class A, Class B, Class C, Class Z and Administrator Class            0.25
--------------------------------------------------------------------------------

For the period ended January 31, 2008, for the Endeavor Large Cap Fund, Endeavor Select Fund, Equity Index Fund, Large Company Core Fund, and U.S. Value Fund, shareholder servicing fees paid were as follows:

-----------------------------------------------------------------------------------------------------
FUND                                    Class A     Class B     Class C     Class Z    Administrator
-----------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND                $  57,966   $   3,577   $   2,799          NA            NA
-----------------------------------------------------------------------------------------------------
ENDEAVOR SELECT FUND                     232,925      13,273      12,658          NA     $ 282,228
-----------------------------------------------------------------------------------------------------
EQUITY INDEX FUND                        421,066      27,117          NA          NA            NA
-----------------------------------------------------------------------------------------------------
LARGE COMPANY CORE FUND                   15,718       4,829       2,985   $  37,525            67
-----------------------------------------------------------------------------------------------------
U.S. VALUE FUND                            3,013       4,501       2,147      48,524       166,529
-----------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended January 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Notes to Financial Statements     Wells Fargo Advantage Large Cap Stock Funds 71


Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended January 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended January 31, 2008, were as follows:

---------------------------------------------------------------------------------------------------------------
                                                              Net Operating Expense Ratios
                                                              ----------------------------
FUND                                    Class A   Class B   Class C   Class Z    Administrator   Institutional
---------------------------------------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND                   1.25%     2.00%     2.00%       NA             NA               NA
---------------------------------------------------------------------------------------------------------------
ENDEAVOR SELECT FUND                      1.25%     2.00%     2.00%       NA           1.00%            0.80%
---------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND                         0.62%     1.37%       NA        NA             NA               NA
---------------------------------------------------------------------------------------------------------------
LARGE COMPANY CORE FUND                   1.25%     2.00%     2.00%     1.37%*         0.95%              NA
---------------------------------------------------------------------------------------------------------------
U.S. VALUE FUND                           1.25%     2.00%     2.00%     1.32%          0.96%              NA
---------------------------------------------------------------------------------------------------------------

* Effective December 1, 2007. Prior to December 1, 2007, the expense cap for Large Company Core Fund - Class Z was 1.42%. Net operating expense ratio presented in Financial Highlights reflects a blended expense cap rate.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended January 31, 2008, were as follows:

--------------------------------------------------------------------------------
FUND                                     Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
ENDEAVOR LARGE CAP FUND                  $    39,667,364     $    37,913,186
--------------------------------------------------------------------------------
ENDEAVOR SELECT FUND                       1,508,613,373       1,272,346,926
--------------------------------------------------------------------------------
EQUITY INDEX FUND                              8,339,151          24,619,541
--------------------------------------------------------------------------------
LARGE COMPANY CORE FUND                        8,979,966          14,699,919
--------------------------------------------------------------------------------
U.S. VALUE FUND                              105,509,200         100,306,146
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving credit agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended January 31, 2008, there were no borrowings by any of the Large Cap Stock Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlement, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

72 Wells Fargo Advantage Large Cap Stock Funds     Notes to Financial Statements


7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8. SUBSEQUENT EVENTS

At its November 7, 2007 meeting, the Board unanimously approved the reorganization of each "Target Fund" identified below into certain existing Wells Fargo Advantage Funds ("Acquiring Funds") (each a "Reorganization", collectively the "Reorganizations"), as shown in the table below. Shareholder approval of these Reorganizations is not required under applicable SEC rules and will not be sought.

--------------------------------------------------------------------------------
   Target Fund                                               Acquiring Fund
--------------------------------------------------------------------------------
   ENDEAVOR LARGE CAP FUND                                 Capital Growth Fund
--------------------------------------------------------------------------------
   EQUITY INDEX FUND                                           Index Fund
--------------------------------------------------------------------------------
   LARGE COMPANY CORE FUND                               Growth and Income Fund
--------------------------------------------------------------------------------

In its approval of each Reorganization not requiring shareholder approval, the Board considered many factors, including that each Target Fund and its corresponding Acquiring Fund have the same investment adviser and sub-adviser, substantially the same investment objectives and strategies, and the same or similar net operating expenses. The Board also considered that shareholders would not bear any expenses associated with, or recognized gain or loss for federal income tax purposes as a result of these Reorganizations.

The Reorganizations will be effected through the following structure: Upon initiation of each Reorganization, the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund in an amount equal to the then current value of the Target Fund shares. Upon completion of each Reorganization, the Target Fund will liquidate by distributing the Acquiring Fund shares to the Target Fund shareholders, so that Target Fund shareholders would receive shares of a specified class of the Acquiring Fund with a total value equal to the then current value of their Target Fund shares, cease operations and dissolve. Each Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of these Reorganizations. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Reorganizations.

Prior to each Reorganization, Target Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in each Target Fund's prospectus (except for the Class B shares of the Funds, as described below). Each proposed Reorganization, if approved by shareholders, is expected to occur by the end of the third quarter of 2008. A prospectus for the Acquiring Funds will be provided to the shareholders of the corresponding Target Fund after the reorganization.

In connection with the Reorganizations, Class B shares of the Endeavor Large Cap Fund were closed to new investors and additional investments from existing shareholders effective at the close of business December 20, 2007.

In addition to the closing of Class B shares of the Endeavor Large Cap Fund, the Board also approved the closing of all other Wells Fargo Advantage Funds Class B shares to new investors and additional investments from existing shareholders effective on or about the close of business February 14, 2008, except in connection with permitted exchanges and the reinvestment of any distributions. Although the Class B shares are closed, existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds

Notes to Financial Statements     Wells Fargo Advantage Large Cap Stock Funds 73


subject to the limitations described in each Fund's prospectus. All Class B share features and attributes, including the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged.

In addition, the Board also approved modifying certain share class names and features. Class Z shares will be renamed Investor Class shares and will be modified to assume the features and attributes associated with Investor Class shares, including their exchange privileges. These share class modifications are expected to take place by the end of the third quarter of 2008. Additional information will be provided to shareholders approximately 60 days in advance of the modifications.

74 Wells Fargo Advantage Large Cap Stock Funds     Other Information (Unaudited)


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2     Principal Occupations During Past Five Years                 Other Directorships
---------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987     Co-Director for the Calloway School of Stephens              None
65                                               University of Wake Forest University. Prior thereto,
                                                 the Thomas Goho Chair of Finance of Wake Forest
                                                 University, Calloway School of Business and
                                                 Accountancy, from 2006-2007 and Associate Professor of
                                                 Finance from 1999-2005.
---------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998;    Chairman, CEO and Co-Founder of Crystal Geyser Water         None
65                       Chairman, since 2005    Company and President of Crystal Geyser Roxane Water
                         (Lead Trustee since     Company.
                         2001)
---------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006     Professor of Insurance and Risk Management, Wharton          None
54                                               School, University of Pennsylvania. Director of the
                                                 Boettner Center on Pensions and Retirement Research.
                                                 Research associate and board member, Penn Aging
                                                 Research Center. Research associate, National Bureau of
                                                 Economic Research.
---------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996     Senior Counselor to the public relations firm of             None
56                                               Himle-Horner and Senior Fellow at the Humphrey
                                                 Institute, Minneapolis, Minnesota (a public policy
                                                 organization).
---------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996     Principal of the law firm of Willeke & Daniels.              None
67
---------------------------------------------------------------------------------------------------------------------------------

Other Information (Unaudited)     Wells Fargo Advantage Large Cap Stock Funds 75


INTERESTED TRUSTEE 3

---------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2     Principal Occupations During Past Five Years                 Other Directorships
---------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987     Private Investor/Real Estate Developer. Prior thereto,       None
63                                               Chairman of Whitepoint Capital, LLC until 2004.
---------------------------------------------------------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2     Principal Occupations During Past Five Years                 Other Directorships
---------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and       None
48                                               President of Wells Fargo Funds Management, LLC since
                                                 2003. Senior Vice President and Chief Administrative
                                                 Officer of Wells Fargo Funds Management, LLC from 2001
                                                 to 2003.
---------------------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;  Senior Vice President and Secretary of Wells Fargo           None
47                       Chief Legal Counsel,    Funds Management, LLC since 2001. Vice President and
                         since 2003              Managing Senior Counsel of Wells Fargo Bank, N.A. since
                                                 1996.
---------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007   Vice President and Manager of Fund Accounting,               None
48                                               Reporting and Tax for Wells Fargo Funds Management, LLC
                                                 since 2007. Director of Fund Administration and SEC
                                                 Reporting for TIAA-CREF from 2005 to 2007. Chief
                                                 Operating Officer for UMB Fund Services, Inc. from 2004
                                                 to 2005. Controller for Sungard Transaction Networks
                                                 from 2002 to 2004.
---------------------------------------------------------------------------------------------------------------------------------
Debra Ann Early          Chief Compliance        Chief Compliance Officer of Wells Fargo Funds                None
43                       Officer,                Management, LLC since 2007. Chief Compliance Officer of
                         since 2007              Parnassus Investments from 2005 to 2007. Chief
                                                 Financial Officer of Parnassus Investments from 2004 to
                                                 2007 and Senior Audit Manager of PricewaterhouseCoopers
                                                 LLP from 1998 to 2004.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of January 31, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

76 Wells Fargo Advantage Large Cap Stock Funds             List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

       ----------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    108880 03-08
                                                             SLCFLD/SAR120 01-08

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

                        Semi-Annual Report
[GRAPHIC OMITTED]
                        January 31, 2008

--------------------------------------------------------------------------------

                        WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                        o     WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

                        o     WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

                        o     WELLS FARGO ADVANTAGE GROWTH FUND

                        o     WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

                        o     WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

                        o     WELLS FARGO ADVANTAGE VALUE FUND

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Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ....................................................    2

PERFORMANCE HIGHLIGHTS
Capital Growth Fund .......................................................    4
Dividend Income Fund ......................................................    6
Growth Fund ...............................................................    8
Growth and Income Fund ....................................................   10
Large Cap Growth Fund .....................................................   12
Value Fund ................................................................   14

FUND EXPENSES .............................................................   16

PORTFOLIO OF INVESTMENTS
Capital Growth Fund .......................................................   19
Dividend Income Fund ......................................................   24
Growth Fund ...............................................................   29
Growth and Income Fund ....................................................   35
Large Cap Growth Fund .....................................................   39
Value Fund ................................................................   44

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   48
Statements of Operations ..................................................   50
Statements of Changes in Net Assets .......................................   52
Financial Highlights ......................................................   60

NOTES TO FINANCIAL STATEMENTS .............................................   68

OTHER INFORMATION .........................................................   76

LIST OF ABBREVIATIONS .....................................................   78

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
       INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $155 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JANUARY 31, 2008.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Large Cap Stock Funds             Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
    FOR MOST OF THE PERIOD, THE DATA WERE AMBIVALENT, WITH LOSSES IN THE HOUSING
        MARKET OFFSET BY A LARGELY UNCHANGED UNEMPLOYMENT PICTURE AND CONSISTENT
                                                              CONSUMER SPENDING.
--------------------------------------------------------------------------------

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS that covers the six-month period that ended January 31, 2008. In our next report to you, which will cover the 12-month period that will end July 31, 2008, we will include the portfolio manager commentaries along with the charts that show the growth of a $10,000 investment since inception. In the meantime, we hope that you find this general six-month review of the economy and its impact on the stock and bond markets to be helpful and informative.

CONTINUED RAMIFICATIONS OF A SLOWING HOUSING MARKET

The past six months have been challenging, dominated by housing market weakness that spread steadily throughout the financial sector. Housing activity peaked in late 2005 and has been declining since. The weakness first manifested itself in defaults on subprime mortgages--housing loans made to buyers with below-average credit--as a slowing market prevented struggling borrowers from quickly selling their homes to avoid foreclosure. Slowing housing activity led to lower housing prices, which in turn sparked further foreclosures as buyers who purchased their homes at the top of the housing bubble found themselves owing more on their mortgages than their houses were worth. The deteriorating housing situation led to several write-offs from major banks, both within the United States and in Europe.

The major fear in the market was that the housing-related turmoil and the subsequent financial write-offs would lead to both reduced bank lending and lower consumer confidence, resulting in a recession. For most of the period, the data were ambivalent, with losses in the housing market offset by a largely unchanged unemployment picture and consistent consumer spending. Weakness emerged in the fourth quarter of 2007, however. Real fourth-quarter Gross Domestic Product (GDP) rose at a weak annual rate of 0.6%. The housing sector subtracted more than a percentage point from the overall growth rate, partly offset by strength in exports as a result of a weaker U.S. dollar. Consumer spending held up well in the early part of the fourth quarter but weakened significantly in December. More significantly, the employment situation weakened in January 2008, with payroll employment declining by 17,000, the first decline since the last recession.

The macroeconomic picture was further complicated by a resumed rise in oil prices and weakness in the U.S. dollar. After trading well below $80 per barrel during the early part of the six-month period, the near-term oil contract on the New York Mercantile Exchange began to rise in the fall of 2007, and the contract closed the period at $91.75 per barrel. As for the U.S. dollar, it weakened against the euro in part because the Fed lowered the targeted federal funds rate by 175 basis points to 3.00% over the period, while the European Central Bank kept its key lending rate at 4.00%. Although a weaker dollar supports U.S. exports, it tends to lead to higher prices for imported goods.

Traditionally defensive sectors such as utilities, consumer staples, and health care performed well in the uncertain environment. The materials sector outperformed on rising prices for gold and copper, and energy stocks were aided by the rising price of oil.

Letter to Shareholders             Wells Fargo Advantage Large Cap Stock Funds 3


STOCKS RESPOND WITH VOLATILITY AND LOSSES

The stock market fluctuated throughout the six-month period, and major indices ended with losses. Larger companies with significant international exposure benefited from strong global economic growth and a weaker U.S. dollar, whereas small and mid cap companies faced greater challenges. The large-company-dominated S&P 500 Index posted a -4.32% return over the period, as compared to a -7.51% return for the Russell 2000 Index 1, a major small-cap index. As the housing and financial issues continued to intensify, the divergence between growth and value investing styles widened, favoring the growth style. Growth stocks continued to gain favor as investors placed a premium on companies with the ability to exhibit strong growth in a slowing profit environment and what appeared to be a more challenging economic environment.

The weaker U.S. dollar helped support returns of international stocks for U.S. based investors, but the currency effect was not enough to offset generally lower returns in international stock markets. Emerging markets were a bright spot, in aggregate posting narrower losses than developed markets.

THE UNCERTAINTY OF FUTURE ECONOMIC ACTIVITY SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
TRADITIONALLY DEFENSIVE SECTORS SUCH AS UTILITIES, CONSUMER STAPLES, AND HEALTH CARE PERFORMED WELL IN THE UNCERTAIN ENVIRONMENT. THE MATERIALS SECTOR OUTPERFORMED ON RISING PRICES FOR GOLD AND COPPER, AND ENERGY STOCKS WERE AIDED BY THE RISING PRICE OF OIL.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

4 Wells Fargo Advantage Large Cap Stock Funds             Performance Highlights


WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

November 3, 1997

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (7%)
Consumer Staples                                                            (8%)
Energy                                                                     (12%)
Financials                                                                  (5%)
Health Care                                                                (11%)
Industrials                                                                (20%)
Information Technology                                                     (26%)
Materials                                                                   (5%)
Telecommunication Services                                                  (6%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
CVS Caremark Corporation                                                   4.20%
--------------------------------------------------------------------------------
Gilead Sciences Incorporated                                               3.08%
--------------------------------------------------------------------------------
Transocean Incorporated                                                    2.99%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 2.87%
--------------------------------------------------------------------------------
Apple Incorporated                                                         2.69%
--------------------------------------------------------------------------------
Thermo Fisher Scientific Incorporated                                      2.59%
--------------------------------------------------------------------------------
Google Incorporated Class A                                                2.56%
--------------------------------------------------------------------------------
Research in Motion Limited                                                 2.52%
--------------------------------------------------------------------------------
United Technologies Corporation                                            2.23%
--------------------------------------------------------------------------------
NVIDIA Corporation                                                         2.17%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights             Wells Fargo Advantage Large Cap Stock Funds 5

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

------------------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge                  Excluding Sales Charge             Expense Ratio
CAPITAL GROWTH FUND             6 Months*  1 Year   5 Year    10 Year    6 Months*   1 Year   5 Year   10 Year   Gross 4    Net 5
------------------------------------------------------------------------------------------------------------------------------------
Class A (WFCGX)                    (8.11)   (3.94)    11.31       8.31      (2.49)     1.93    12.63      8.95    1.30%      1.25%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFCCX)                    (3.82)    0.30     11.98       8.36      (2.82)     1.30    11.98      8.36    2.05%      2.00%
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WFCDX)                                                 (2.34)     2.28    13.11      9.18    1.13%      0.94%
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WWCIX)                                                 (2.33)     2.44    13.20      9.23    0.86%      0.75%
------------------------------------------------------------------------------------------------------------------------------------
Investor Class (SLGIX)                                                      (2.60)     1.82    12.60      8.94    1.48%      1.37%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000(R) Growth Index 6                                           (3.15)     0.51    10.84      2.69
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE
REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the Strong Large Company Growth Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 30, 2003 for the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares, which incepted on November 3, 1997. Performance of Investor Class shares includes expenses that are not applicable to and higher than those of Class A shares. Performance of Investor Class shares includes expenses that are not applicable to and lower than those of Class C shares. Investor Class annual returns are substantially similar to what the Class A and Class C annual returns would be because the shares are invested in the same portfolio of securities and differ only to the extent that the classes do not have the same sales charge and expenses. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

4 Reflects the gross expense ratio for the Administrator, Institutional and Investor class shares as stated in the December 31, 2007, prospectus and is lowered by 0.05 from the previous fiscal year expenses as reported in the Financial Highlights. The difference is due to the decrease in management fees effective November 30, 2007. For the Class A and C shares, this is the first fiscal year for the Fund, and also reflects the gross expense ratio as stated in the December 1, 2007, prospectus, which is based on estimates for the current fiscal year.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

6 Wells Fargo Advantage Large Cap Stock Funds             Performance Highlights


WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND (the Fund) seeks above-average dividend income and long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Jennifer C. Newell, CFA

FUND INCEPTION

July 1, 1993

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (3%)
Consumer Staples                                                           (10%)
Energy                                                                     (15%)
Financials                                                                 (27%)
Health Care                                                                 (7%)
Industrials                                                                (13%)
Information Technology                                                      (5%)
Materials                                                                   (7%)
Telecommunication Services                                                  (8%)
Utilities                                                                   (5%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    4.89%
--------------------------------------------------------------------------------
General Electric Company                                                   4.49%
--------------------------------------------------------------------------------
AT&T Incorporated                                                          3.99%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                   3.98%
--------------------------------------------------------------------------------
Bank of America Corporation                                                3.61%
--------------------------------------------------------------------------------
Pfizer Incorporated                                                        3.49%
--------------------------------------------------------------------------------
McDonald's Corporation                                                     3.10%
--------------------------------------------------------------------------------
Procter & Gamble Company                                                   3.06%
--------------------------------------------------------------------------------
E.I. du Pont de Nemours & Company                                          2.52%
--------------------------------------------------------------------------------
ConocoPhillips                                                             2.40%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights             Wells Fargo Advantage Large Cap Stock Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

----------------------------------------------------------------------------------------------------------
                                                                                           Expense Ratio
DIVIDEND INCOME FUND                               6 Months*  1 Year   5 Year   10 Year   Gross 4   Net 5
----------------------------------------------------------------------------------------------------------
Administrator Class (WWIDX)                          (2.03)    (2.03)   13.30      7.23    1.19%    0.96%
----------------------------------------------------------------------------------------------------------
Investor Class (SDVIX)                               (2.25)    (2.43)   12.84      6.96    1.46%    1.37%
----------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Value Index 6                        (5.42)    (5.38)   14.25      7.40
----------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the Strong Dividend Income Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

4 Reflects the gross expense ratio as stated in the December 1, 2007, prospectus and is lowered by 0.05 from the Fund's previous fiscal year expenses as reported in the Financial Highlights. The difference is due to the decrease in management fees effective November 30, 2007.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

8 Wells Fargo Advantage Large Cap Stock Funds             Performance Highlights


WELLS FARGO ADVANTAGE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Brandon M. Nelson, CFA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

December 31, 1993

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Telecommunication Services                                                  (5%)
Consumer Discretionary                                                     (15%)
Consumer Staples                                                            (1%)
Energy                                                                      (6%)
Financials                                                                  (6%)
Health Care                                                                (24%)
Industrials                                                                 (9%)
Information Technology                                                     (29%)
Materials                                                                   (5%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
Google Incorporated Class A                                                3.02%
--------------------------------------------------------------------------------
Dick's Sporting Goods Incorporated                                         2.79%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 2.58%
--------------------------------------------------------------------------------
VistaPrint Limited                                                         2.39%
--------------------------------------------------------------------------------
Charles Schwab Corporation                                                 2.39%
--------------------------------------------------------------------------------
Gilead Sciences Incorporated                                               2.15%
--------------------------------------------------------------------------------
Callaway Golf Company                                                      2.11%
--------------------------------------------------------------------------------
Monsanto Company                                                           1.97%
--------------------------------------------------------------------------------
Hewlett-Packard Company                                                    1.89%
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corporation Class A                         1.80%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights             Wells Fargo Advantage Large Cap Stock Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

--------------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge                 Excluding Sales Charge            Expense Ratio
GROWTH FUND                     6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 4   Net 5
--------------------------------------------------------------------------------------------------------------------------------
Class C (WGFCX)                   (3.07)     8.23     14.19     6.21      (2.07)      9.23    14.19     6.21     2.09%    2.05%
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class (SGRKX)                                               (1.51)     10.47    15.54     7.51     1.16%    0.96%
--------------------------------------------------------------------------------------------------------------------------------
Advisor Class (SGRAX)                                                     (1.71)     10.07    15.03     7.08     1.34%    1.30%
--------------------------------------------------------------------------------------------------------------------------------
Institutional Class (SGRNX)                                               (1.44)     10.65    15.65     7.71     0.89%    0.80%
--------------------------------------------------------------------------------------------------------------------------------
Investor Class (SGROX)                                                    (1.78)      9.91    14.94     7.17     1.51%    1.42%
--------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 3000(R) Growth Index 6                                         (3.41)      0.07    11.13     2.72
--------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Class C shares reflects the performance of the Class C shares of the Strong Growth Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses. Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to April 11, 2005 for the Advisor Class shares reflects the performance of the Advisor Class shares of the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Institutional Class shares of the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

4 Reflects the gross expense ratio as stated in the December 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000 Growth Index or the Russell 2000 Growth Index. You cannot invest directly in an Index.

10 Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights


WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

December 29, 1995

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (12%)
Consumer Staples                                                            (5%)
Energy                                                                     (12%)
Financials                                                                 (21%)
Health Care                                                                (12%)
Industrials                                                                (11%)
Information Technology                                                     (27%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
Western Union Company                                                      4.17%
--------------------------------------------------------------------------------
Chevron Corporation                                                        4.10%
--------------------------------------------------------------------------------
Covidien Limited                                                           4.04%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      4.00%
--------------------------------------------------------------------------------
ConocoPhillips                                                             3.90%
--------------------------------------------------------------------------------
Devon Energy Corporation                                                   3.84%
--------------------------------------------------------------------------------
Wal-Mart Stores Incorporated                                               3.73%
--------------------------------------------------------------------------------
Time Warner Incorporated                                                   3.70%
--------------------------------------------------------------------------------
American International Group Incorporated                                  3.69%
--------------------------------------------------------------------------------
Bank of America Corporation                                                3.52%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Expense Ratio
GROWTH AND INCOME FUND                                          6 Months*    1 Year      5 Year   10 Year     Gross 4    Net 5
------------------------------------------------------------------------------------------------------------------------------
Administrator Class (SGIKX)                                      (6.26)      (2.23)        9.50      4.32      1.17%     0.96%
------------------------------------------------------------------------------------------------------------------------------
Advisor Class (SGNAX)                                            (6.37)      (2.42)        9.20      4.05      1.31%     1.14%
------------------------------------------------------------------------------------------------------------------------------
Institutional Class (SGNIX)                                      (6.15)      (1.97)        9.82      4.62      0.91%     0.66%
------------------------------------------------------------------------------------------------------------------------------
Investor Class (SGRIX)                                           (6.42)      (2.58)        9.11      4.08      1.48%     1.31%
------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   S&P 500 Index 6                                               (4.32)      (2.31)       12.03      5.14
------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Administrator Class shares reflects the performance of the Class K shares of the Strong Growth and Income Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to April 11, 2005 for the Advisor Class shares reflects the performance of the Advisor Class shares of the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Institutional Class shares of the predecessor fund. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

4 Reflects the gross expense ratio as stated in the December 1, 2007, prospectus and is lowered by 0.05 from previous fiscal year expenses for Advisor, Institutional and Investor class shares as reported in the Financial Highlights. The difference is due to the decrease in management fees effective November 30, 2007.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an Index.

12 Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights


WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Brandon M. Nelson, CFA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

December 30, 1981

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (7%)
Consumer Staples                                                            (5%)
Energy                                                                      (5%)
Financials                                                                 (10%)
Health Care                                                                (19%)
Industrials                                                                (11%)
Information Technology                                                     (30%)
Materials                                                                   (8%)
Telecommunication Services                                                  (5%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
Google Incorporated Class A                                                3.13%
--------------------------------------------------------------------------------
Monsanto Company                                                           3.12%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                 3.06%
--------------------------------------------------------------------------------
Gilead Sciences Incorporated                                               2.66%
--------------------------------------------------------------------------------
Hewlett-Packard Company                                                    2.61%
--------------------------------------------------------------------------------
Mosaic Company                                                             2.60%
--------------------------------------------------------------------------------
Charles Schwab Corporation                                                 2.60%
--------------------------------------------------------------------------------
XTO Energy Incorporated                                                    2.27%
--------------------------------------------------------------------------------
Allergan Incorporated                                                      2.05%
--------------------------------------------------------------------------------
Corning Incorporated                                                       1.98%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Expense Ratio
LARGE CAP GROWTH FUND                                                    6 Months*  1 Year  5 Year     10 Year    Gross 4  Net 5
--------------------------------------------------------------------------------------------------------------------------------
Investor Class (STRFX)                                                      0.11      3.70   10.82      3.67       1.48%   1.19%
--------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Growth Index 6                                             (3.15)     0.51   10.84      2.69
--------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Large Cap Growth Fund.

4 Reflects the gross expense ratio as stated in the December 1, 2007, prospectus and is lowered by 0.05 from the Fund's previous fiscal year expenses as reported in the Financial Highlights. The difference is due to the decrease in management fees effective November 30, 2007.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

14 Wells Fargo Advantage Large Cap Stock Funds            Performance Highlights


WELLS FARGO ADVANTAGE VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VALUE FUND (the Fund) seeks maximum long-term, after-tax total return, consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

February 12, 1997

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 1
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (18%)
Consumer Staples                                                           (13%)
Energy                                                                      (4%)
Financials                                                                 (24%)
Health Care                                                                (12%)
Industrials                                                                (17%)
Information Technology                                                      (9%)
Telecommunication Services                                                  (3%)

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 2
(AS OF JANUARY 31, 2008)
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                    3.70%
--------------------------------------------------------------------------------
American International Group Incorporated                                  3.64%
--------------------------------------------------------------------------------
Omnicom Group Incorporated                                                 3.41%
--------------------------------------------------------------------------------
State Street Corporation                                                   3.33%
--------------------------------------------------------------------------------
American Express Company                                                   3.32%
--------------------------------------------------------------------------------
Bank of America Corporation                                                3.30%
--------------------------------------------------------------------------------
Vodafone Group plc ADR                                                     3.24%
--------------------------------------------------------------------------------
Microsoft Corporation                                                      3.01%
--------------------------------------------------------------------------------
Quest Diagnostics Incorporated                                             2.95%
--------------------------------------------------------------------------------
Colgate-Palmolive Company                                                  2.91%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

2 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights            Wells Fargo Advantage Large Cap Stock Funds 15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 3 (%) (AS OF JANUARY 31, 2008)

--------------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge                   Excluding Sales Charge            Expense Ratio
VALUE FUND                      6 Months*  1 Year  5 Year     10 Year    6 Months*  1 Year  5 Year     10 Year    Gross 4  Net 5
--------------------------------------------------------------------------------------------------------------------------------
Class A (CBTTX)                  (11.47)   (12.48)  10.18      7.35        (6.08)   (7.12)   11.48      7.99       1.71%   1.20%
--------------------------------------------------------------------------------------------------------------------------------
Class B (CBTBX)                  (11.48)   (12.84)  10.32      7.18        (6.48)   (7.84)   10.59      7.18       2.47%   1.95%
--------------------------------------------------------------------------------------------------------------------------------
Class C (CBTCX)                   (7.52)    (8.88)  10.60      7.18        (6.52)   (7.88)   10.60      7.18       2.47%   1.95%
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class (CBTIX)                                                (6.03)   (6.93)   11.61      8.05       1.52%   0.95%
--------------------------------------------------------------------------------------------------------------------------------
Investor Class (CBTAX)                                                     (6.14)   (7.18)   11.42      7.95       1.87%   1.20%
--------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 1000 Value Index 6                                              (5.42)   (5.38)   14.25      7.40
--------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CURRENTLY CLASS A, B, AND C SHARES ARE CLOSED TO NEW INVESTORS.

THE FUND HAS A REDEMPTION FEE OF 1.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 365 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
3 Prior to December 1, 2005, the WELLS FARGO ADVANTAGE VALUE FUND was named the Wells Fargo Advantage C&B Tax-Managed Value Fund. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the unnamed share class of the C&B Tax Managed Value Portfolio, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to December 1, 2005, the Investor Class was named Class D. Performance shown prior to July 26, 2004 for the Investor Class shares reflects the performance of the unnamed share class of the predecessor fund. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the unnamed share class of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

4 Reflects the gross expense ratio as stated in the December 1, 2007, prospectus and is lowered by 0.04 from the Fund's previous fiscal year expenses as reported in the Financial Highlights. The difference is due to acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights and the decrease in management fees effective November 30, 2007.

5 The investment adviser has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

6 The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

16 Wells Fargo Advantage Large Cap Stock Funds                     Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (August 1, 2007 to January 31, 2008).

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------
                                                           Beginning        Ending         Expenses
                                                         Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                  08-01-2007      01-31-2008      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                  $1,000.00       $  975.10      $    6.22        1.25%
   Hypothetical (5% Return before expenses)                $1,000.00       $1,018.90      $    6.36        1.25%
--------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                  $1,000.00       $  971.80      $    9.94        2.00%
   Hypothetical (5% Return before expenses)                $1,000.00       $1,015.12      $   10.16        2.00%
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00       $  976.60      $    4.68        0.94%
   Hypothetical (5% return before expenses)                $1,000.00       $1,020.47      $    4.79        0.94%
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                  $1,000.00       $  976.70      $    3.74        0.75%
   Hypothetical (5% Return before expenses)                $1,000.00       $1,021.42      $    3.82        0.75%
--------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                  $1,000.00       $  974.00      $    6.82        1.37%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.30      $    6.97        1.37%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00       $  979.70      $    4.79        0.96%
   Hypothetical (5% return before expenses)                $1,000.00       $1,020.37      $    4.89        0.96%
--------------------------------------------------------------------------------------------------------------------

Fund Expenses                     Wells Fargo Advantage Large Cap Stock Funds 17


--------------------------------------------------------------------------------------------------------------------
                                                           Beginning        Ending         Expenses
                                                         Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND (continued)     08-01-2007      01-31-2008      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                  $1,000.00       $  977.50      $    6.83        1.37%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.30      $    6.97        1.37%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                  $1,000.00       $  979.30      $   10.23        2.05%
   Hypothetical (5% return before expenses)                $1,000.00       $1,014.87      $   10.41        2.05%
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00       $  984.90      $    4.80        0.96%
   Hypothetical (5% return before expenses)                $1,000.00       $1,020.37      $    4.89        0.96%
--------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
   Actual                                                  $1,000.00       $  982.90      $    6.50        1.30%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.65      $    6.61        1.30%
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                  $1,000.00       $  985.60      $    4.00        0.80%
   Hypothetical (5% Return before expenses)                $1,000.00       $1,021.17      $    4.08        0.80%
--------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                  $1,000.00       $  982.20      $    7.09        1.42%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.05      $    7.22        1.42%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00       $  937.40      $    4.69        0.96%
   Hypothetical (5% return before expenses)                $1,000.00       $1,020.37      $    4.89        0.96%
--------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
   Actual                                                  $1,000.00       $  936.30      $    5.56        1.14%
   Hypothetical (5% return before expenses)                $1,000.00       $1,019.46      $    5.80        1.14%
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                  $1,000.00       $  938.50      $    3.22        0.66%
   Hypothetical (5% return before expenses)                $1,000.00       $1,021.88      $    3.36        0.66%
--------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                  $1,000.00       $  935.80      $    6.39        1.31%
   Hypothetical (5% return before expenses)                $1,000.00       $1,018.60      $    6.67        1.31%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                  $1,000.00       $1,001.10      $    6.00        1.19%
   Hypothetical (5% return before expenses)                $1,000.00       $1,019.21      $    6.06        1.19%
--------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VALUE FUND
--------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                  $1,000.00       $  939.20      $    5.87        1.20%
   Hypothetical (5% return before expenses)                $1,000.00       $1,019.16      $    6.11        1.20%
--------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                  $1,000.00       $  935.20      $    9.51        1.95%
   Hypothetical (5% return before expenses)                $1,000.00       $1,015.38      $    9.91        1.95%
--------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                  $1,000.00       $  934.80      $    9.51        1.95%
   Hypothetical (5% return before expenses)                $1,000.00       $1,015.38      $    9.91        1.95%
--------------------------------------------------------------------------------------------------------------------

18 Wells Fargo Advantage Large Cap Stock Funds                     Fund Expenses


--------------------------------------------------------------------------------------------------------------------
                                                           Beginning        Ending         Expenses
                                                         Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE VALUE FUND (continued)               08-01-2007      01-31-2008      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                  $1,000.00       $  939.70      $    4.64        0.95%
   Hypothetical (5% return before expenses)                $1,000.00       $1,020.42      $    4.84        0.95%
-------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                  $1,000.00       $  938.60      $    5.86        1.20%
   Hypothetical (5% return before expenses)                $1,000.00       $1,019.16      $    6.11        1.20%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 19


CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.52%

AEROSPACE, DEFENSE: 0.92%
      340,550   BE AEROSPACE INCORPORATED+                                                                            $  13,148,636
                                                                                                                      -------------

BIOPHARMACEUTICALS: 5.13%
      535,750   CELGENE CORPORATION+<<                                                                                   30,060,933
      952,520   GILEAD SCIENCES INCORPORATED+                                                                            43,520,639

                                                                                                                         73,581,572
                                                                                                                      -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.03%
      556,750   LOWE'S COMPANIES INCORPORATED                                                                            14,720,470
                                                                                                                      -------------

BUSINESS SERVICES: 10.06%
      779,350   ADOBE SYSTEMS INCORPORATED+<<                                                                            27,222,696
      871,436   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      24,313,064
       64,195   GOOGLE INCORPORATED CLASS A+                                                                             36,225,239
       70,050   MASTERCARD INCORPORATED CLASS A<<                                                                        14,500,350
      858,150   MICROSOFT CORPORATION                                                                                    27,975,690
      684,734   ORACLE CORPORATION+                                                                                      14,071,284

                                                                                                                        144,308,323
                                                                                                                      -------------

CASINO & GAMING: 1.11%
      218,400   MGM MIRAGE+<<                                                                                            15,991,248
                                                                                                                      -------------

CHEMICALS & ALLIED PRODUCTS: 2.48%

      230,904   MOSAIC COMPANY+                                                                                          21,014,573
      180,850   PRAXAIR INCORPORATED                                                                                     14,632,574

                                                                                                                         35,647,147
                                                                                                                      -------------

COAL MINING: 1.38%
      270,865   CONSOL ENERGY INCORPORATED<<                                                                             19,773,145
                                                                                                                      -------------

COMMUNICATIONS: 8.23%
      506,789   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                   30,361,729
      528,200   AMERICAN TOWER CORPORATION CLASS A+                                                                      19,823,346
      873,800   DIRECTV GROUP INCORPORATED+                                                                              19,730,404
      232,123   EQUINIX INCORPORATED+<<                                                                                  17,532,250
      716,717   NII HOLDINGS INCORPORATED+                                                                               30,575,147

                                                                                                                        118,022,876
                                                                                                                      -------------

DEPOSITORY INSTITUTIONS: 2.55%
      306,450   JPMORGAN CHASE & COMPANY<<                                                                               14,571,698
      267,150   STATE STREET CORPORATION<<                                                                               21,938,358

                                                                                                                         36,510,056
                                                                                                                      -------------

E-COMMERCE/SERVICES: 2.55%
      228,950   AMAZON.COM INCORPORATED+                                                                                 17,789,415
      173,550   PRICELINE.COM INCORPORATED+<<                                                                            18,833,646

                                                                                                                         36,623,061
                                                                                                                      -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.08%
      300,150   BROADCOM CORPORATION CLASS A+                                                                             6,627,312
    1,656,650   CISCO SYSTEMS INCORPORATED+                                                                              40,587,925
      401,300   COOPER INDUSTRIES LIMITED CLASS A                                                                        17,873,902
       89,140   FIRST SOLAR INCORPORATED+                                                                                16,202,978

20 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      493,150   NOKIA OYJ ADR                                                                                         $  18,221,893
    1,247,100   NVIDIA CORPORATION+<<                                                                                    30,666,189

                                                                                                                        130,180,199
                                                                                                                      -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.08%
      488,900   KBR INCORPORATED+                                                                                        15,444,351
                                                                                                                      -------------

FOOD & KINDRED PRODUCTS: 2.28%
      410,850   ARCHER DANIELS MIDLAND COMPANY                                                                           18,097,943
      245,900   THE COCA-COLA COMPANY<<                                                                                  14,549,903

                                                                                                                         32,647,846
                                                                                                                      -------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.54%
      466,837   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                    22,025,370
                                                                                                                      -------------

HOLDING & OTHER INVESTMENT OFFICES: 1.11%
      244,100   EXTERRAN HOLDINGS INCORPORATED+<<                                                                        15,925,084
                                                                                                                      -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.88%
      280,339   APPLE INCORPORATED+                                                                                      37,946,687
      306,620   CUMMINS INCORPORATED                                                                                     14,803,614
      324,550   DEERE & COMPANY<<                                                                                        28,482,508
      203,050   GAMESTOP CORPORATION CLASS A+                                                                            10,503,777
      657,950   HEWLETT-PACKARD COMPANY                                                                                  28,785,313
      378,800   RESEARCH IN MOTION LIMITED+<<                                                                            35,561,744

                                                                                                                        156,083,643
                                                                                                                      -------------

INSURANCE CARRIERS: 2.63%
      465,100   METLIFE INCORPORATED<<                                                                                   27,426,947
      131,020   WELLPOINT INCORPORATED+                                                                                  10,245,764

                                                                                                                         37,672,711
                                                                                                                      -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.67%
      166,400   C.R. BARD INCORPORATED<<                                                                                 16,069,248
      711,700   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   36,645,433

                                                                                                                         52,714,681
                                                                                                                      -------------

MEDICAL PRODUCTS: 1.58%
      174,080   ALLERGAN INCORPORATED                                                                                    11,696,435
      140,400   ZIMMER HOLDINGS INCORPORATED+                                                                            10,989,108

                                                                                                                         22,685,543
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 5.32%
      249,500   COSTCO WHOLESALE CORPORATION<<                                                                           16,951,030
    1,517,880   CVS CAREMARK CORPORATION                                                                                 59,303,572

                                                                                                                         76,254,602
                                                                                                                      -------------

OIL & GAS EXTRACTION: 6.00%
      670,900   CHESAPEAKE ENERGY CORPORATION<<                                                                          24,977,607
      344,493   TRANSOCEAN INCORPORATED+                                                                                 42,234,842
      305,023   WEATHERFORD INTERNATIONAL LIMITED+                                                                       18,853,472

                                                                                                                         86,065,921
                                                                                                                      -------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.57%
      380,300   VALERO ENERGY CORPORATION                                                                                22,509,957
                                                                                                                      -------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 21


CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
PIPELINES: 1.94%
      871,060   THE WILLIAMS COMPANIES INCORPORATED<<                                                                 $   27,847,788
                                                                                                                      --------------

PRIMARY METAL INDUSTRIES: 2.55%
      182,450   COMPANHIA SIDERURGICA NACIONAL SA ADR<<                                                                   17,641,091
      328,700   NUCOR CORPORATION                                                                                         18,998,860

                                                                                                                          36,639,951
                                                                                                                      --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.87%
       62,000   GOLDMAN SACHS GROUP INCORPORATED                                                                          12,447,740
                                                                                                                      --------------

SOCIAL SERVICES: 2.00%
    1,147,350   ABB LIMITED ADR                                                                                           28,683,750
                                                                                                                      --------------

TRANSPORTATION EQUIPMENT: 8.98%
      267,900   BOEING COMPANY                                                                                            22,283,922
      275,728   GENERAL DYNAMICS CORPORATION                                                                              23,287,987
      435,900   GOODRICH CORPORATION<<                                                                                    27,265,545
      435,600   TEXTRON INCORPORATED                                                                                      24,415,380
      429,400   UNITED TECHNOLOGIES CORPORATION                                                                           31,522,248

                                                                                                                         128,775,082
                                                                                                                      --------------

TOTAL COMMON STOCKS (COST $1,428,079,708)                                                                              1,412,930,753
                                                                                                                      --------------

COLLATERAL FOR SECURITIES LENDING: 14.36%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.25%
    2,127,322   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                2,127,322
    1,530,191   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                  1,530,191

                                                                                                                           3,657,513
                                                                                                                      --------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.11%
$     673,284   AMSTEL FUNDING CORPORATION                                                 4.60%        02/01/2008          673,284
    1,530,191   BANCO SANTANDER TOTTA LOAN+++/-                                            4.10         10/15/2008        1,528,385
    9,181,143   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $9,181,967)                                                3.23         02/01/2008        9,181,143
    1,530,191   BANK OF IRELAND+++/-                                                       4.86         10/14/2008        1,529,227
    2,448,305   BARTON CAPITAL CORPORATION                                                 3.62         02/04/2008        2,447,693
    4,578,330   BARTON CAPITAL CORPORATION++                                               3.62         02/06/2008        4,576,407
   15,301,906   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $15,303,279)                                3.23         02/01/2008       15,301,906
    1,224,152   BNP PARIBAS+/-                                                             4.85         11/07/2008        1,222,292
    1,407,775   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,407,899)                                                3.17         02/01/2008        1,407,775
    5,814,724   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $5,815,242)                                                3.21         02/01/2008        5,814,724
    1,468,983   CANCARA ASSET SECURITIZATION LIMITED                                       4.55         02/01/2008        1,468,983
    2,203,964   CHARIOT FUNDING LLC++                                                      4.50         02/05/2008        2,203,215
    3,978,495   CHEYNE FINANCE LLC+++/-^^(a)(i)                                            5.12         02/25/2008        3,580,645
    3,060,381   CHEYNE FINANCE LLC+++/-^^(a)(i)                                            5.18         05/19/2008        2,754,343
      306,038   COMERICA BANK+/-                                                           4.52         02/08/2008          306,102
   14,077,753   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $14,079,016)                                3.23         02/01/2008       14,077,753
    4,590,572   CULLINAN FINANCE CORPORATION+++/-                                          3.21         08/04/2008        4,569,639
    3,672,457   CULLINAN FINANCE CORPORATION+++/-                                          3.36         02/25/2008        3,672,369
    1,530,191   CULLINAN FINANCE CORPORATION+++/-                                          4.57         02/12/2008        1,529,900
    4,590,572   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $4,590,981)                                                3.21         02/01/2008        4,590,572

22 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   8,569,067   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $8,569,824)                                                3.18%        02/01/2008    $   8,569,067
      918,114   FAIRWAY FINANCE CORPORATION                                                3.65         02/06/2008          917,729
    6,120,762   FIVE FINANCE INCORPORATED+++/-                                             4.51         07/09/2008        6,087,710
    1,530,191   GALLEON CAPITAL LLC                                                        3.65         02/07/2008        1,529,410
    4,896,610   GALLEON CAPITAL LLC                                                        4.45         02/01/2008        4,896,610
    7,038,877   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $7,039,503)                                                3.20         02/01/2008        7,038,877
      612,076   HARRIER FINANCE FUNDING LLC+/-                                             3.40         04/25/2008          612,076
    3,978,495   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.15         08/16/2008        3,978,495
    1,530,191   INTESA BANK (IRELAND) PLC+++/-                                             3.39         10/24/2008        1,528,385
    1,730,090   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,730,241)                                                3.15         02/01/2008        1,730,090
   13,645,853   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $13,647,074)                                               3.22         02/01/2008       13,645,853
    3,519,438   KESTREL FUNDING US LLC+++/-                                                3.35         02/25/2008        3,519,086
      612,076   KESTREL FUNDING US LLC+/-                                                  3.40         04/25/2008          612,076
    3,060,381   LINKS FINANCE LLC+++/-                                                     3.23         08/15/2008        3,030,512
    4,529,364   LIQUID FUNDING LIMITED+++/-                                                5.10         06/11/2008        4,538,151
    7,650,953   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $7,651,622)                                                3.15         02/01/2008        7,650,953
      283,085   MORGAN STANLEY+/-                                                          4.36         10/15/2008          283,085
    3,060,381   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,060,654)                                                3.21         02/01/2008        3,060,381
    9,487,182   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $9,487,973)                                                3.00         02/01/2008        9,487,182
    3,060,381   NORTHERN ROCK PLC+++/-                                                     4.60         10/03/2008        3,034,429
    1,162,945   PALISADES CP NOTES                                                         3.81         02/20/2008        1,161,072
    2,019,852   PERRY GLOBAL FUNDING LLC SERIES A                                          3.76         02/19/2008        2,016,781
      247,585   RACERS TRUST SERIES 2004-6-MM+++/-                                         4.10         03/22/2008          247,585
    2,203,474   SEDNA FINANCE INCORPORATED+++/-                                            4.39         04/10/2008        2,199,001
    2,142,267   SHEFFIELD RECEIVABLES CORPORATION++                                        4.37         02/05/2008        2,141,538
    1,560,794   SHIPROCK FINANCE SERIES 2007-4A+++/-                                       4.31         04/11/2008        1,560,794
    1,193,549   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             3.29         02/29/2008        1,193,173
    1,530,191   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.55         02/04/2008        1,530,344
    1,224,152   SLM CORPORATION+++/-                                                       4.34         05/12/2008        1,218,840
      593,714   SOLITAIRE FUNDING LLC                                                      3.36         02/21/2008          592,711
    1,897,436   STANFIELD VICTORIA FUNDING LLC+++/-^^(a)(i)                                5.20         04/03/2008        1,717,180
    3,060,381   STANFIELD VICTORIA FUNDING LLC+++/-^^(a)(i)                                5.39         02/15/2008        2,769,645
      918,114   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       3.51         02/20/2008          916,636
      353,841   THE TRAVELERS INSURANCE COMPANY+/-                                         4.51         02/08/2008          353,834
    1,530,191   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      4.26         10/14/2008        1,529,012
    1,530,191   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         4.46         10/08/2008        1,529,089
    4,590,572   VERSAILLES CDS LLC                                                         4.65         02/01/2008        4,590,572
    2,631,928   VICTORIA FINANCE LLC+++/-^^(a)(i)                                          3.53         07/28/2008        2,381,895
    1,530,191   VICTORIA FINANCE LLC+++/-^^(a)(i)                                          3.56         08/07/2008        1,384,822
    3,060,381   WHITE PINE FINANCE LLC+++/-(k)                                             4.98         02/22/2008        3,059,555

                                                                                                                        202,280,593
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $207,486,779)                                                             205,938,106
                                                                                                                      -------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 23


CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 1.81%
   25,939,909   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   25,939,909
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $25,939,909)                                                                          25,939,909
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,661,506,396)*                        114.69%                                                                $1,644,808,768

OTHER ASSETS AND LIABILITIES, NET             (14.69)                                                                  (210,727,926)
                                              ------                                                                 --------------

TOTAL NET ASSETS                              100.00%                                                                $1,434,080,842
                                              ------                                                                 --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Sct of 1933, as amended.

+/-   Variable rate investments.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $25,939,909.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

24 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.27%

BUSINESS SERVICES: 1.45%
       77,000   MICROSOFT CORPORATION                                                                                 $   2,510,200
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 13.25%
        8,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       720,160
       56,600   BRISTOL-MYERS SQUIBB COMPANY                                                                              1,312,554
       54,500   DOW CHEMICAL COMPANY                                                                                      2,106,970
       94,800   E.I. DU PONT DE NEMOURS & COMPANY                                                                         4,283,064
       40,500   ELI LILLY & COMPANY                                                                                       2,086,560
       20,000   JOHNSON & JOHNSON                                                                                         1,265,200
      253,500   PFIZER INCORPORATED                                                                                       5,929,365
       78,900   PROCTER & GAMBLE COMPANY                                                                                  5,203,455

                                                                                                                         22,907,328
                                                                                                                      -------------
COMMUNICATIONS: 7.40%
      175,980   AT&T INCORPORATED                                                                                         6,773,470
       91,600   VERIZON COMMUNICATIONS INCORPORATED                                                                       3,557,744
       70,600   VODAFONE GROUP PLC ADR                                                                                    2,456,880

                                                                                                                         12,788,094
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 18.61%
      138,200   BANK OF AMERICA CORPORATION                                                                               6,129,170
       75,649   BANK OF NEW YORK MELLON CORPORATION                                                                       3,527,513
       32,600   BB&T CORPORATION<<                                                                                        1,182,728
       84,900   CITIGROUP INCORPORATED                                                                                    2,395,878
      142,200   JPMORGAN CHASE & COMPANY                                                                                  6,761,610
       34,900   KEYCORP                                                                                                     912,635
       17,300   PNC FINANCIAL SERVICES GROUP                                                                              1,135,226
       66,677   REGIONS FINANCIAL CORPORATION<<                                                                           1,682,927
       20,300   STATE STREET CORPORATION                                                                                  1,667,036
       15,000   SUNTRUST BANKS INCORPORATED                                                                               1,034,250
       87,000   US BANCORP                                                                                                2,953,650
       71,500   WACHOVIA CORPORATION                                                                                      2,783,495

                                                                                                                         32,166,118
                                                                                                                      -------------
EATING & DRINKING PLACES: 3.05%
       98,400   MCDONALD'S CORPORATION                                                                                    5,269,320
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 5.84%
       35,300   AMEREN CORPORATION                                                                                        1,581,793
       31,800   CONSOLIDATED EDISON INCORPORATED<<                                                                        1,385,844
       56,400   DOMINION RESOURCES INCORPORATED                                                                           2,425,200
       79,000   DUKE ENERGY CORPORATION                                                                                   1,474,140
       39,500   SPECTRA ENERGY CORPORATION<<                                                                                902,180
       64,000   THE SOUTHERN COMPANY                                                                                      2,326,400

                                                                                                                         10,095,557
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.42%
      215,500   GENERAL ELECTRIC COMPANY                                                                                  7,630,855
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.33%
       11,400   ILLINOIS TOOL WORKS INCORPORATED                                                                            574,560
                                                                                                                      -------------
FOOD & KINDRED PRODUCTS: 4.17%
       32,200   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     1,497,944
       13,900   GENERAL MILLS INCORPORATED                                                                                  759,079

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 25


DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS (continued)
       16,700   H.J. HEINZ COMPANY                                                                                    $     710,752
       35,846   KRAFT FOODS INCORPORATED CLASS A                                                                          1,048,854
        5,900   PEPSICO INCORPORATED                                                                                        402,321
       47,200   THE COCA-COLA COMPANY                                                                                     2,792,824

                                                                                                                          7,211,774
                                                                                                                      -------------
FORESTRY: 0.66%
       16,700   WEYERHAEUSER COMPANY                                                                                      1,130,924
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.07%
       45,300   3M COMPANY                                                                                                3,608,145
       29,900   CATERPILLAR INCORPORATED                                                                                  2,127,086
       16,400   DEERE & COMPANY                                                                                           1,439,264
       41,700   HEWLETT-PACKARD COMPANY                                                                                   1,824,375
       55,600   INTEL CORPORATION                                                                                         1,178,720
       30,100   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               3,230,934
       14,600   PITNEY BOWES INCORPORATED                                                                                   535,820

                                                                                                                         13,944,344
                                                                                                                      -------------
INSURANCE CARRIERS: 3.17%
       31,700   ALLSTATE CORPORATION                                                                                      1,561,859
       27,800   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 1,533,448
       26,600   CHUBB CORPORATION                                                                                         1,377,614
       18,516   LINCOLN NATIONAL CORPORATION                                                                              1,006,530

                                                                                                                          5,479,451
                                                                                                                      -------------
MEDICAL PRODUCTS: 0.54%
       20,300   MERCK & COMPANY INCORPORATED                                                                                939,484
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.41%
       20,000   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                       703,400
                                                                                                                      -------------
OIL & GAS EXTRACTION: 3.78%
       29,900   ANADARKO PETROLEUM CORPORATION                                                                            1,751,841
       34,600   CABOT OIL & GAS CORPORATION                                                                               1,338,674
       14,800   EOG RESOURCES INCORPORATED                                                                                1,295,000
       12,600   SCHLUMBERGER LIMITED                                                                                        950,796
       16,400   TOTAL SA ADR                                                                                              1,193,592

                                                                                                                          6,529,903
                                                                                                                      -------------
PAPER & ALLIED PRODUCTS: 0.57%
       30,400   INTERNATIONAL PAPER COMPANY                                                                                 980,400
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.93%
       44,420   CHEVRON CORPORATION                                                                                       3,753,490
       50,645   CONOCOPHILLIPS                                                                                            4,067,806
       96,100   EXXON MOBIL CORPORATION                                                                                   8,303,040
       21,000   MARATHON OIL CORPORATION                                                                                    983,850
        8,200   ROYAL DUTCH SHELL PLC ADR CLASS A                                                                           585,562
       20,300   VALERO ENERGY CORPORATION                                                                                 1,201,557

                                                                                                                         18,895,305
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 1.46%
       40,500   ALCOA INCORPORATED                                                                                        1,340,550
       11,500   UNITED STATES STEEL CORPORATION<<                                                                         1,174,265

                                                                                                                          2,514,815
                                                                                                                      -------------

26 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
RAILROAD TRANSPORTATION: 0.57%
       20,400   CSX CORPORATION                                                                                       $     988,992
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.09%
       10,600   GOLDMAN SACHS GROUP INCORPORATED                                                                          2,128,162
       26,400   MERRILL LYNCH & COMPANY INCORPORATED                                                                      1,488,960
       32,900   MORGAN STANLEY                                                                                            1,626,247
       36,200   T. ROWE PRICE GROUP INCORPORATED                                                                          1,831,358

                                                                                                                          7,074,727
                                                                                                                      -------------
TOBACCO PRODUCTS: 2.16%
       49,200   ALTRIA GROUP INCORPORATED                                                                                 3,730,344
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 2.53%
        5,400   BOEING COMPANY                                                                                              449,172
       66,400   HONEYWELL INTERNATIONAL INCORPORATED                                                                      3,922,248

                                                                                                                          4,371,420
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 0.81%
       21,300   KIMBERLY-CLARK CORPORATION                                                                                1,398,345
                                                                                                                      -------------
TOTAL COMMON STOCKS (COST $147,222,562)                                                                                 169,835,660
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 3.37%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.06%
       60,119   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  60,119
       43,244   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                    43,244

                                                                                                                            103,363
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 3.31%
$      19,027   AMSTEL FUNDING CORPORATION                                                 4.60%        02/01/2008           19,027
       43,244   BANCO SANTANDER TOTTA LOAN+++/-                                            4.10         10/15/2008           43,193
      259,464   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $259,487)                                                  3.23         02/01/2008          259,464
       43,244   BANK OF IRELAND+++/-                                                       4.86         10/14/2008           43,217
       69,190   BARTON CAPITAL CORPORATION                                                 3.62         02/04/2008           69,173
      129,386   BARTON CAPITAL CORPORATION++                                               3.62         02/06/2008          129,332
      432,440   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $432,479)                                   3.23         02/01/2008          432,440
       34,595   BNP PARIBAS+/-                                                             4.85         11/07/2008           34,543
      164,327   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $164,342)                                                            3.21         02/01/2008          164,327
       39,785   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $39,789)                                                             3.17         02/01/2008           39,785
       41,514   CANCARA ASSET SECURITIZATION LIMITED                                       4.55         02/01/2008           41,514
       62,285   CHARIOT FUNDING LLC++                                                      4.50         02/05/2008           62,264
      112,434   CHEYNE FINANCE LLC+++/-^^(a)(i)                                            5.12         02/25/2008          101,189
       86,488   CHEYNE FINANCE LLC+++/-^^(a)(i)                                            5.18         05/19/2008           77,839
        8,649   COMERICA BANK+/-                                                           4.52         02/08/2008            8,651
      397,845   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $397,881)                                                  3.23         02/01/2008          397,845
      129,732   CULLINAN FINANCE CORPORATION+++/-                                          3.21         08/04/2008          129,141
      103,786   CULLINAN FINANCE CORPORATION+++/-                                          3.36         02/25/2008          103,783
       43,244   CULLINAN FINANCE CORPORATION+++/-                                          4.57         02/12/2008           43,236
      129,732   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $129,744)                                                            3.21         02/01/2008          129,732
      242,167   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $242,188)                                                            3.18         02/01/2008          242,167
       25,946   FAIRWAY FINANCE CORPORATION                                                3.65         02/06/2008           25,936


Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 27


DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     172,976   FIVE FINANCE INCORPORATED+++/-                                             4.51%        07/09/2008    $     172,042
       43,244   GALLEON CAPITAL LLC                                                        3.65         02/07/2008           43,222
      138,381   GALLEON CAPITAL LLC                                                        4.45         02/01/2008          138,381
      198,923   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $198,941)                                                            3.20         02/01/2008          198,923
       17,298   HARRIER FINANCE FUNDING LLC+/-                                             3.40         04/25/2008           17,298
      112,434   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.15         08/16/2008          112,434
       43,244   INTESA BANK (IRELAND) PLC+++/-                                             3.39         10/24/2008           43,193
      385,639   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $385,673)                                                            3.22         02/01/2008          385,639
       48,893   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $48,897)                                                             3.15         02/01/2008           48,893
       99,461   KESTREL FUNDING US LLC+++/-                                                3.35         02/25/2008           99,451
       17,298   KESTREL FUNDING US LLC+/-                                                  3.40         04/25/2008           17,298
       86,488   LINKS FINANCE LLC+++/-                                                     3.23         08/15/2008           85,644
      128,002   LIQUID FUNDING LIMITED+++/-                                                5.10         06/11/2008          128,251
      216,220   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $216,239)                                                            3.15         02/01/2008          216,220
        8,000   MORGAN STANLEY+/-                                                          4.36         10/15/2008            8,000
      268,113   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $268,135)                                                            3.00         02/01/2008          268,113
       86,488   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $86,496)                                                             3.21         02/01/2008           86,488
       86,488   NORTHERN ROCK PLC+++/-                                                     4.60         10/03/2008           85,755
       32,865   PALISADES CP NOTES                                                         3.81         02/20/2008           32,813
       57,082   PERRY GLOBAL FUNDING LLC SERIES A                                          3.76         02/19/2008           56,995
        6,997   RACERS TRUST SERIES 2004-6-MM+++/-                                         4.10         03/22/2008            6,997
       62,271   SEDNA FINANCE INCORPORATED+++/-                                            4.39         04/10/2008           62,145
       60,542   SHEFFIELD RECEIVABLES CORPORATION++                                        4.37         02/05/2008           60,521
       44,109   SHIPROCK FINANCE SERIES 2007-4A+++/-                                       4.31         04/11/2008           44,109
       33,730   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             3.29         02/29/2008           33,720
       43,244   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.55         02/04/2008           43,248
       34,595   SLM CORPORATION+++/-                                                       4.34         05/12/2008           34,445
       16,779   SOLITAIRE FUNDING LLC                                                      3.36         02/21/2008           16,750
       53,623   STANFIELD VICTORIA FUNDING LLC+++/-^^(a)(i)                                5.20         04/03/2008           48,528
       86,488   STANFIELD VICTORIA FUNDING LLC+++/-^^(a)(i)                                5.39         02/15/2008           78,272
       25,946   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       3.51         02/20/2008           25,905
       10,000   THE TRAVELERS INSURANCE COMPANY+/-                                         4.51         02/08/2008           10,000
       43,244   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      4.26         10/14/2008           43,211
       43,244   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         4.46         10/08/2008           43,213
      129,732   VERSAILLES CDS LLC                                                         4.65         02/01/2008          129,732
       74,380   VICTORIA FINANCE LLC+++/-^^(a)(i)                                          3.53         07/28/2008           67,314
       43,244   VICTORIA FINANCE LLC+++/-^^(a)(i)                                          3.56         08/07/2008           39,136
       86,488   WHITE PINE FINANCE LLC+++/-(k)                                             4.98         02/22/2008           86,465

                                                                                                                          5,716,562
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,928,598)                                                                 5,819,925
                                                                                                                      -------------

28 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 1.74%

    3,019,023   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $   3,019,023
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,019,023)                                                                            3,019,023
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $156,170,183)*                        103.38%                                                                   $ 178,674,608

OTHER ASSETS AND LIABILITIES, NET            (3.38)                                                                      (5,845,841)
                                           -------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 172,828,767
                                           -------                                                                    -------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $3,019,023.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 29


GROWTH FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 98.98%

AGRICULTURAL SERVICES: 0.38%
      145,000   VCA ANTECH INCORPORATED+                                                                             $    5,605,700
                                                                                                                     --------------
AMUSEMENT & RECREATION SERVICES: 0.87%
      288,000   LIFE TIME FITNESS INCORPORATED+<<                                                                        12,769,920
                                                                                                                     --------------
APPAREL & ACCESSORY STORES: 0.31%
      155,000   URBAN OUTFITTERS INCORPORATED+<<                                                                          4,495,000
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.54%
      220,000   WARNACO GROUP INCORPORATED+                                                                               7,895,800
                                                                                                                     --------------
BIOPHARMACEUTICALS: 3.14%
      685,000   GILEAD SCIENCES INCORPORATED+                                                                            31,297,650
      325,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                             14,963,000

                                                                                                                         46,260,650
                                                                                                                     --------------
BIOTECHNOLOGY: 0.33%
      325,000   OBAGI MEDICAL PRODUCTS INCORPORATED+                                                                      4,836,000
                                                                                                                     --------------
BUSINESS SERVICES: 12.26%
      280,000   ACTIVISION INCORPORATED+                                                                                  7,243,600
      105,000   ADOBE SYSTEMS INCORPORATED+                                                                               3,667,650
      150,000   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                       4,530,000
       75,000   BANKRATE INCORPORATED+<<                                                                                  4,067,250
      115,000   BLUE COAT SYSTEMS INCORPORATED+                                                                           3,090,050
      940,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      26,226,000
      294,450   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                      10,323,417
       78,000   GOOGLE INCORPORATED CLASS A+                                                                             44,015,400
      165,000   HURON CONSULTING GROUP INCORPORATED+<<                                                                   11,850,300
       75,000   JUNIPER NETWORKS INCORPORATED+<<                                                                          2,036,250
       50,000   MASTERCARD INCORPORATED CLASS A<<                                                                        10,350,000
      385,000   MICROSOFT CORPORATION                                                                                    12,551,000
      365,000   OMNICELL INCORPORATED+<<                                                                                  9,154,200
      150,000   OMNITURE INCORPORATED+<<                                                                                  3,708,000
      145,000   ORACLE CORPORATION+                                                                                       2,979,750
      385,050   PHASE FORWARD INCORPORATED+                                                                               6,642,113
      227,150   RISKMETRICS GROUP INCORPORATED+<<                                                                         4,813,309
      280,000   SALARY.COM INCORPORATED+                                                                                  2,923,200
      165,000   SHANDA INTERACTIVE ENTERTAINMENT LIMITED ADR+                                                             4,535,850
      197,950   VOCUS INCORPORATED+<<                                                                                     5,823,689

                                                                                                                        180,531,028
                                                                                                                     --------------
CASINO & GAMING: 0.23%
       29,000   WYNN RESORTS LIMITED+<<                                                                                   3,334,420
                                                                                                                     --------------
CHEMICALS & ALLIED PRODUCTS: 9.89%
       85,000   ABBOTT LABORATORIES                                                                                       4,785,500
       92,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     8,281,840
      690,000   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                  25,571,400
       65,000   CHATTEM INCORPORATED+<<                                                                                   4,986,800
       30,000   COLGATE-PALMOLIVE COMPANY                                                                                 2,310,000
      115,000   JOHNSON & JOHNSON                                                                                         7,274,900
      330,000   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                  5,006,100
      255,000   MONSANTO COMPANY                                                                                         28,672,200
      215,000   MOSAIC COMPANY+                                                                                          19,567,150

30 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


GROWTH FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      200,000   ONYX PHARMACEUTICALS INCORPORATED+<<                                                                 $    9,506,000
      170,000   PRAXAIR INCORPORATED<<                                                                                   13,754,700
      295,000   SHIRE PLC ADR<<                                                                                          15,885,750

                                                                                                                        145,602,340
                                                                                                                     --------------
COMMUNICATIONS: 7.41%
      375,000   AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                   22,466,250
      105,000   AMERICAN TOWER CORPORATION CLASS A+<<                                                                     3,940,650
      285,000   AT&T INCORPORATED                                                                                        10,969,650
      305,000   CBEYOND INCORPORATED+<<                                                                                  10,290,700
       80,000   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                   2,895,200
      169,000   EQUINIX INCORPORATED+<<                                                                                  12,764,570
    1,125,000   FOUNDRY NETWORKS INCORPORATED+                                                                           15,525,000
    1,025,000   LOOPNET INCORPORATED+<<                                                                                  14,462,750
      275,000   NII HOLDINGS INCORPORATED+                                                                               11,731,500
      135,000   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                                 3,997,350

                                                                                                                        109,043,620
                                                                                                                     --------------
E-COMMERCE/SERVICES: 1.17%
       35,000   AMAZON.COM INCORPORATED+                                                                                  2,719,500
      134,000   PRICELINE.COM INCORPORATED+<<                                                                            14,541,680

                                                                                                                         17,261,180
                                                                                                                     --------------
EATING & DRINKING PLACES: 3.85%
      535,000   BURGER KING HOLDINGS INCORPORATED                                                                        14,097,250
       25,000   CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                    3,043,500
      432,000   MCDONALD'S CORPORATION                                                                                   23,133,600
    1,115,000   TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                  13,458,050
       85,000   YUM! BRANDS INCORPORATED                                                                                  2,903,600

                                                                                                                         56,636,000
                                                                                                                     --------------
EDUCATIONAL SERVICES: 0.96%
      250,000   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                  14,162,500
                                                                                                                     --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.53%
       70,000   BLADELOGIC INCORPORATED+<<                                                                                1,150,100
      250,000   CERAGON NETWORKS LIMITED+                                                                                 2,272,500
       85,000   CIENA CORPORATION+<<                                                                                      2,306,050
    1,535,000   CISCO SYSTEMS INCORPORATED+                                                                              37,607,500
      405,000   COMTECH GROUP INCORPORATED+<<                                                                             4,357,800
       91,500   DOLBY LABORATORIES INCORPORATED CLASS A+                                                                  3,942,735
      200,000   EMERSON ELECTRIC COMPANY                                                                                 10,168,000
    1,840,000   HARMONIC INCORPORATED+                                                                                   20,092,800
       22,000   MILLICOM INTERNATIONAL CELLULAR SA+<<                                                                     2,330,680
      520,000   NOKIA OYJ ADR<<                                                                                          19,214,000
       15,000   NVIDIA CORPORATION+<<                                                                                       368,850
      290,000   QUALCOMM INCORPORATED                                                                                    12,301,800
      165,000   SILICON LABORATORIES INCORPORATED+                                                                        5,154,600
      118,000   ZOLTEK COMPANIES INCORPORATED+<<                                                                          4,307,000

                                                                                                                        125,574,415
                                                                                                                     --------------
FOOD & KINDRED PRODUCTS: 0.47%
       70,000   PEPSICO INCORPORATED                                                                                      4,773,300
       40,000   SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+<<                                                             2,189,200

                                                                                                                          6,962,500
                                                                                                                     --------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 31


GROWTH FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
FOOTWEAR: 0.57%
       68,600   DECKERS OUTDOOR CORPORATION+<<                                                                       $    8,317,064
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 0.35%
      100,000   WAL-MART STORES INCORPORATED<<                                                                            5,088,000
                                                                                                                     --------------
HEALTH SERVICES: 1.24%
      220,000   COVANCE INCORPORATED+                                                                                    18,295,200
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.09%
       75,000   THE BLACKSTONE GROUP LIMITED PARTNERSHIP<<                                                                1,376,250
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.09%
      150,000   APPLE INCORPORATED+                                                                                      20,304,000
      240,000   EMC CORPORATION                                                                                           3,808,800
      258,000   FLOWSERVE CORPORATION                                                                                    21,186,960
      145,000   GAMESTOP CORPORATION CLASS A+                                                                             7,500,850
      630,000   HEWLETT-PACKARD COMPANY                                                                                  27,562,500
      113,000   RESEARCH IN MOTION LIMITED+                                                                              10,608,440
       78,000   ROBBINS & MYERS INCORPORATED                                                                              5,169,840
      120,000   SMITH INTERNATIONAL INCORPORATED                                                                          6,505,200
      620,000   SONUS NETWORKS INCORPORATED+<<                                                                            2,535,800
      235,000   THE MIDDLEBY CORPORATION<<                                                                               14,008,350

                                                                                                                        119,190,740
                                                                                                                     --------------
INSURANCE CARRIERS: 1.73%
      335,000   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   19,969,350
       65,000   PRUDENTIAL FINANCIAL INCORPORATED                                                                         5,484,050

                                                                                                                         25,453,400
                                                                                                                     --------------
LEGAL SERVICES: 0.32%
       85,000   FTI CONSULTING INCORPORATED+                                                                              4,701,350
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.75%
      220,000   ARTHROCARE CORPORATION+<<                                                                                 8,806,600
       80,000   BECTON DICKINSON & COMPANY                                                                                6,922,400
      400,000   HOLOGIC INCORPORATED+<<                                                                                  25,744,000
      345,000   ICON PLC ADR+                                                                                            21,624,600
      124,200   MASIMO CORPORATION+<<                                                                                     4,432,698
       70,000   RAYTHEON COMPANY                                                                                          4,559,800
      335,000   SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                                  5,128,850
      145,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    7,466,050

                                                                                                                         84,684,998
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 4.89%
      525,000   CYNOSURE INCORPORATED+<<                                                                                 13,035,750
       54,000   INTUITIVE SURGICAL INCORPORATED+                                                                         13,716,000
      100,000   MEDTRONIC INCORPORATED                                                                                    4,657,000
      450,000   NUVASIVE INCORPORATED+<<                                                                                 17,734,500
      565,000   ST. JUDE MEDICAL INCORPORATED+                                                                           22,888,150

                                                                                                                         72,031,400
                                                                                                                     --------------
MEDICAL MANAGEMENT SERVICES: 0.78%
      230,000   MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                   11,518,400
                                                                                                                     --------------

32 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


GROWTH FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
MEDICAL PRODUCTS: 2.62%
      243,000   ALLERGAN INCORPORATED<<                                                                              $   16,327,170
      150,000   BAXTER INTERNATIONAL INCORPORATED                                                                         9,111,000
      285,000   MERCK & COMPANY INCORPORATED                                                                             13,189,800

                                                                                                                         38,627,970
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.09%
    1,720,000   CALLAWAY GOLF COMPANY                                                                                    30,822,400
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 2.76%
    1,250,000   DICK'S SPORTING GOODS INCORPORATED+<<                                                                    40,687,500
                                                                                                                     --------------
OIL & GAS EXTRACTION: 4.53%
      155,000   APACHE CORPORATION                                                                                       14,793,200
      306,000   ARENA RESOURCES INCORPORATED+<<                                                                          10,884,420
      200,000   CNX GAS CORPORATION+<<                                                                                    6,840,000
      210,000   ULTRA PETROLEUM CORPORATION+                                                                             14,448,000
      381,250   XTO ENERGY INCORPORATED                                                                                  19,802,125

                                                                                                                         66,767,745
                                                                                                                     --------------
OIL COMPANIES: 0.23%
       30,000   PETROLEO BRASILEIRO SA ADR+                                                                               3,334,200
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.02%
       10,150   SANDRIDGE ENERGY INCORPORATED+<<                                                                            308,865
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 1.00%
      130,000   PRECISION CASTPARTS CORPORATION                                                                          14,794,000
                                                                                                                     --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.57%
      155,000   SHUTTERFLY INCORPORATED+<<                                                                                3,014,750
      935,000   VISTAPRINT LIMITED+<<                                                                                    34,791,350

                                                                                                                         37,806,100
                                                                                                                     --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.81%
    1,560,000   CHARLES SCHWAB CORPORATION                                                                               34,788,000
       26,800   CME GROUP INCORPORATED                                                                                   16,586,520
       28,000   NYMEX HOLDINGS INCORPORATED<<                                                                             3,220,000
       30,000   T. ROWE PRICE GROUP INCORPORATED                                                                          1,517,700

                                                                                                                         56,112,220
                                                                                                                     --------------
SOCIAL SERVICES: 1.55%
      915,000   ABB LIMITED ADR                                                                                          22,875,000
                                                                                                                     --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.14%
      700,000   CORNING INCORPORATED                                                                                     16,849,000
                                                                                                                     --------------
TRANSPORTATION EQUIPMENT: 1.75%
      350,000   UNITED TECHNOLOGIES CORPORATION                                                                          25,693,500
                                                                                                                     --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.17%
       40,000   MCKESSON CORPORATION                                                                                      2,511,600
                                                                                                                     --------------
WHOLESALE TRADE-DURABLE GOODS: 0.59%
      110,000   HANSEN MEDICAL INCORPORATED+<<                                                                            1,966,800
      379,000   LKQ CORPORATION+<<                                                                                        6,780,308

                                                                                                                          8,747,108
                                                                                                                     --------------

TOTAL COMMON STOCKS (COST $1,308,860,215)                                                                             1,457,565,083
                                                                                                                     --------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 33


GROWTH FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 18.16%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.32%
    2,762,008   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                          $    2,762,008
    1,986,722   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                 1,986,722

                                                                                                                          4,748,730
                                                                                                                     --------------
    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 17.84%
$     874,158   AMSTEL FUNDING CORPORATION                                                 4.60%        02/01/2008          874,158
    1,986,722   BANCO SANTANDER TOTTA LOAN+++/-                                            4.10         10/15/2008        1,984,378
   11,920,333   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $11,921,403)                                               3.23         02/01/2008       11,920,333
    1,986,722   BANK OF IRELAND+++/-                                                       4.86         10/14/2008        1,985,471
    3,178,755   BARTON CAPITAL CORPORATION                                                 3.62         02/04/2008        3,177,961
    5,944,273   BARTON CAPITAL CORPORATION++                                               3.62         02/06/2008        5,941,776
   19,867,222   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $19,869,005)                                3.23         02/01/2008       19,867,222
    1,589,378   BNP PARIBAS+/-                                                             4.85         11/07/2008        1,586,962
    1,827,784   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $1,827,945)                                                          3.17         02/01/2008        1,827,784
    7,549,544   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $7,550,217)                                                          3.21         02/01/2008        7,549,544
    1,907,253   CANCARA ASSET SECURITIZATION LIMITED                                       4.55         02/01/2008        1,907,253
    2,861,516   CHARIOT FUNDING LLC++                                                      4.50         02/05/2008        2,860,543
    5,165,478   CHEYNE FINANCE LLC+++/-^^(a)(i)                                            5.12         02/25/2008        4,648,928
    3,973,444   CHEYNE FINANCE LLC+++/-^^(a)(i)                                            5.18         05/19/2008        3,576,100
      397,344   COMERICA BANK+/-                                                           4.52         02/08/2008          397,428
   18,277,844   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $18,279,484)                                3.23         02/01/2008       18,277,844
    5,960,167   CULLINAN FINANCE CORPORATION+++/-                                          3.21         08/04/2008        5,932,988
    4,768,133   CULLINAN FINANCE CORPORATION+++/-                                          3.36         02/25/2008        4,768,019
    1,986,722   CULLINAN FINANCE CORPORATION+++/-                                          4.57         02/12/2008        1,986,345
   11,125,644   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $11,126,627)                                               3.18         02/01/2008       11,125,644
    5,960,167   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $5,960,698)                                                3.21         02/01/2008        5,960,166
    1,192,033   FAIRWAY FINANCE CORPORATION                                                3.65         02/06/2008        1,191,533
    7,946,889   FIVE FINANCE INCORPORATED+++/-                                             4.51         07/09/2008        7,903,975
    1,986,722   GALLEON CAPITAL LLC                                                        3.65         02/07/2008        1,985,709
    6,357,511   GALLEON CAPITAL LLC                                                        4.45         02/01/2008        6,357,511
    9,138,922   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $9,139,734)                                                3.20         02/01/2008        9,138,922
      794,689   HARRIER FINANCE FUNDING LLC+/-                                             3.40         04/25/2008          794,689
    5,165,478   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.15         08/16/2008        5,165,478
    1,986,722   INTESA BANK (IRELAND) PLC+++/-                                             3.39         10/24/2008        1,984,378
   17,717,086   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $17,718,671)                                               3.22         02/01/2008       17,717,086
    2,246,261   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,246,458)                                                3.15         02/01/2008        2,246,261
    4,569,461   KESTREL FUNDING US LLC+++/-                                                3.35         02/25/2008        4,569,004
      794,689   KESTREL FUNDING US LLC+/-                                                  3.40         04/25/2008          794,689
    3,973,444   LINKS FINANCE LLC+++/-                                                     3.23         08/15/2008        3,934,664
    5,880,698   LIQUID FUNDING LIMITED+++/-                                                5.10         06/11/2008        5,892,106
    9,933,611   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $9,934,480)                                                3.15         02/01/2008        9,933,611
      367,544   MORGAN STANLEY+/-                                                          4.36         10/15/2008          367,544
   12,317,677   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $12,318,703)                                               3.00         02/01/2008       12,317,677

34 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


GROWTH FUND
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   3,973,444   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,973,798)                                                3.21%       02/01/2008    $    3,973,444
    3,973,444   NORTHERN ROCK PLC+++/-                                                     4.60        10/03/2008         3,939,750
    1,509,909   PALISADES CP NOTES                                                         3.81        02/20/2008         1,507,478
    2,622,473   PERRY GLOBAL FUNDING LLC SERIES A                                          3.76        02/19/2008         2,618,487
      321,452   RACERS TRUST SERIES 2004-6-MM+++/-                                         4.10        03/22/2008           321,452
    2,860,880   SEDNA FINANCE INCORPORATED+++/-                                            4.39        04/10/2008         2,855,072
    2,781,411   SHEFFIELD RECEIVABLES CORPORATION++                                        4.37        02/05/2008         2,780,465
    2,026,457   SHIPROCK FINANCE SERIES 2007-4A+++/-                                       4.31        04/11/2008         2,026,457
    1,549,643   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             3.29        02/29/2008         1,549,155
    1,986,722   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.55        02/04/2008         1,986,921
    1,589,378   SLM CORPORATION+++/-                                                       4.34        05/12/2008         1,582,480
      770,848   SOLITAIRE FUNDING LLC                                                      3.36        02/21/2008           769,545
    2,463,535   STANFIELD VICTORIA FUNDING LLC+++/-^^(a)(i)                                5.20        04/03/2008         2,229,500
    3,973,444   STANFIELD VICTORIA FUNDING LLC+++/-^^(a)(i)                                5.39        02/15/2008         3,595,967
    1,192,033   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       3.51        02/20/2008         1,190,114
      459,410   THE TRAVELERS INSURANCE COMPANY+/-                                         4.51        02/08/2008           459,400
    1,986,722   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      4.26        10/14/2008         1,985,192
    1,986,722   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         4.46        10/08/2008         1,985,292
    5,960,167   VERSAILLES CDS LLC                                                         4.65        02/01/2008         5,960,166
    3,417,162   VICTORIA FINANCE LLC+++/-^^(a)(i)                                          3.53        07/28/2008         3,092,532
    1,986,722   VICTORIA FINANCE LLC+++/-^^(a)(i)                                          3.56        08/07/2008         1,797,984
    3,973,444   WHITE PINE FINANCE LLC+++/-(k)                                             4.98        02/22/2008         3,972,372

                                                                                                                        262,630,909
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $269,351,045)                                                             267,379,639
                                                                                                                     --------------

       SHARES
SHORT-TERM INVESTMENTS: 0.92%
   13,484,776   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             13,484,776
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,484,776)                                                                          13,484,776
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,591,696,036)*                         118.06%                                                               $1,738,429,498

OTHER ASSETS AND LIABILITIES, NET              (18.06)                                                                 (265,892,025)
                                               ------                                                                --------------

TOTAL NET ASSETS                               100.00%                                                               $1,472,537,473
                                               ------                                                                --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $13,484,776.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 35


GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.10%

APPAREL & ACCESSORY STORES: 1.30%
      181,800   GAP INCORPORATED                                                                                      $   3,476,016
                                                                                                                      -------------
BIOPHARMACEUTICALS: 1.37%
       80,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                              3,683,200
                                                                                                                      -------------
BUSINESS SERVICES: 6.56%
      326,000   MICROSOFT CORPORATION                                                                                    10,627,600
      304,000   SYMANTEC CORPORATION<<+                                                                                   5,450,720
       80,000   YAHOO! INCORPORATED+                                                                                      1,534,400

                                                                                                                         17,612,720
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 6.26%
      385,000   PFIZER INCORPORATED                                                                                       9,005,150
      196,000   WYETH                                                                                                     7,800,800

                                                                                                                         16,805,950
                                                                                                                      -------------
COMMUNICATIONS: 3.08%
      460,000   COMCAST CORPORATION CLASS A+                                                                              8,275,400
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 13.45%
      211,300   BANK OF AMERICA CORPORATION                                                                               9,371,155
      241,200   CITIGROUP INCORPORATED                                                                                    6,806,664
      185,724   JPMORGAN CHASE & COMPANY                                                                                  8,831,176
      495,000   WESTERN UNION COMPANY                                                                                    11,088,000

                                                                                                                         36,096,995
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.63%
      238,000   ANALOG DEVICES INCORPORATED                                                                               6,749,680
      236,100   CISCO SYSTEMS INCORPORATED+                                                                               5,784,450
      259,525   GENERAL ELECTRIC COMPANY                                                                                  9,189,780
      341,000   NOVELLUS SYSTEMS INCORPORATED<<+                                                                          8,102,160
      120,075   TYCO ELECTRONICS LIMITED                                                                                  4,059,736

                                                                                                                         33,885,806
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 3.70%
      195,000   WAL-MART STORES INCORPORATED                                                                              9,921,600
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.61%
      111,000   3M COMPANY                                                                                                8,841,150
      400,000   DELL INCORPORATED+                                                                                        8,016,000
      294,000   INTEL CORPORATION                                                                                         6,232,800

                                                                                                                         23,089,950
                                                                                                                      -------------
INSURANCE CARRIERS: 3.66%
      178,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 9,818,480
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.00%
      240,575   COVIDIEN LIMITED                                                                                         10,736,862
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.34%
      227,975   TYCO INTERNATIONAL LIMITED                                                                                8,973,096
                                                                                                                      -------------

36 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL: 5.22%
      274,000   OFFICE DEPOT INCORPORATED+                                                                            $   4,063,420
      308,000   STAPLES INCORPORATED                                                                                      7,373,520
       73,000   WALGREEN COMPANY                                                                                          2,563,030

                                                                                                                         13,999,970
                                                                                                                      -------------
MOTION PICTURES: 3.67%
      625,000   TIME WARNER INCORPORATED                                                                                  9,837,500
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.76%
      116,000   DISCOVER FINANCIAL SERVICES                                                                               2,030,000
                                                                                                                      -------------
OIL & GAS EXTRACTION: 3.80%
      120,000   DEVON ENERGY CORPORATION<<                                                                               10,197,600
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.93%
      129,000   CHEVRON CORPORATION                                                                                      10,900,500
      129,000   CONOCOPHILLIPS                                                                                           10,361,280

                                                                                                                         21,261,780
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.63%
      165,000   MCGRAW-HILL COMPANIES INCORPORATED                                                                        7,055,400
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.42%
      158,000   MERRILL LYNCH & COMPANY INCORPORATED                                                                      8,911,200
      168,000   MORGAN STANLEY                                                                                            8,304,240

                                                                                                                         17,215,440
                                                                                                                      -------------
SEMICONDUCTORS: 0.71%
      205,000   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                    1,902,400
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $272,147,553)                                                                                 265,876,165
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 5.35%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.10%
      148,233   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 148,233
      106,625   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   106,625

                                                                                                                            254,858
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.25%
$      46,915   AMSTEL FUNDING CORPORATION                                                4.60%         02/01/2008           46,915
      106,625   BANCO SANTANDER TOTTA LOAN+/-++                                           4.10          10/15/2008          106,499
      639,748   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $639,805)                                                 3.23          02/01/2008          639,748
      106,625   BANK OF IRELAND+/-++                                                      4.86          10/14/2008          106,558
      170,600   BARTON CAPITAL CORPORATION                                                3.62          02/04/2008          170,557
      319,021   BARTON CAPITAL CORPORATION++                                              3.62          02/06/2008          318,887
    1,066,247   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,066,343)               3.23          02/01/2008        1,066,247
       85,300   BNP PARIBAS+/-                                                            4.85          11/07/2008           85,170
      405,174   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $405,210)                                                 3.21          02/01/2008          405,174
       98,095   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $98,104)                                                  3.17          02/01/2008           98,095
      102,360   CANCARA ASSET SECURITIZATION LIMITED                                      4.55          02/01/2008          102,360
      153,574   CHARIOT FUNDING LLC++                                                     4.50          02/05/2008          153,521
      277,224   CHEYNE FINANCE LLC+/-++^^(a)(i)                                           5.12          02/25/2008          249,502

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 37


GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     213,249   CHEYNE FINANCE LLC+/-++^^(a)(i)                                           5.18%         05/19/2008    $     191,924
       21,325   COMERICA BANK+/-                                                          4.52          02/08/2008           21,329
      980,947   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $981,035)                                  3.23          02/01/2008          980,947
      319,874   CULLINAN FINANCE CORPORATION+/-++                                         3.21          08/04/2008          318,415
      255,899   CULLINAN FINANCE CORPORATION+/-++                                         3.36          02/25/2008          255,893
      106,625   CULLINAN FINANCE CORPORATION+/-++                                         4.57          02/12/2008          106,604
      319,874   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $319,903)                                                 3.21          02/01/2008          319,874
      597,098   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $597,151)                                                 3.18          02/01/2008          597,098
       63,975   FAIRWAY FINANCE CORPORATION                                               3.65          02/06/2008           63,948
      426,499   FIVE FINANCE INCORPORATED+/-++                                            4.51          07/09/2008          424,196
      106,625   GALLEON CAPITAL LLC                                                       3.65          02/07/2008          106,570
      341,199   GALLEON CAPITAL LLC                                                       4.45          02/01/2008          341,199
      490,474   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $490,518)                                                 3.20          02/01/2008          490,474
       42,650   HARRIER FINANCE FUNDING LLC+/-                                            3.40          04/25/2008           42,650
      277,224   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             4.15          08/16/2008          277,224
      106,625   INTESA BANK (IRELAND) PLC+/-++                                            3.39          10/24/2008          106,499
      120,554   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $120,565)                                                 3.15          02/01/2008          120,554
      950,852   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $950,937)                                                 3.22          02/01/2008          950,852
      245,237   KESTREL FUNDING US LLC+/-++                                               3.35          02/25/2008          245,212
       42,650   KESTREL FUNDING US LLC+/-                                                 3.40          04/25/2008           42,650
      213,249   LINKS FINANCE LLC+/-++                                                    3.23          08/15/2008          211,168
      315,609   LIQUID FUNDING LIMITED+/-++                                               5.10          06/11/2008          316,221
      533,124   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $533,171)                                                 3.15          02/01/2008          533,124
       19,726   MORGAN STANLEY+/-                                                         4.36          10/15/2008           19,726
      213,249   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $213,268)                                                 3.21          02/01/2008          213,249
      661,073   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $661,128)                                                 3.00          02/01/2008          661,073
      213,249   NORTHERN ROCK PLC+/-++                                                    4.60          10/03/2008          211,441
       81,035   PALISADES CP NOTES                                                        3.81          02/20/2008           80,904
      140,745   PERRY GLOBAL FUNDING LLC SERIES A                                         3.76          02/19/2008          140,531
       17,252   RACERS TRUST SERIES 2004-6-MM+/-++                                        4.10          03/22/2008           17,252
      153,540   SEDNA FINANCE INCORPORATED+/-++                                           4.39          04/10/2008          153,228
      149,275   SHEFFIELD RECEIVABLES CORPORATION++                                       4.37          02/05/2008          149,224
      108,757   SHIPROCK FINANCE SERIES 2007-4A+/-++                                      4.31          04/11/2008          108,757
       83,167   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            3.29          02/29/2008           83,141
      106,625   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            4.55          02/04/2008          106,635
       85,300   SLM CORPORATION+/-++                                                      4.34          05/12/2008           84,930
       41,370   SOLITAIRE FUNDING LLC                                                     3.36          02/21/2008           41,300
      132,215   STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                               5.20          04/03/2008          119,654
      213,249   STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                               5.39          02/15/2008          192,991
       63,975   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.51          02/20/2008           63,872
       24,656   THE TRAVELERS INSURANCE COMPANY+/-                                        4.51          02/08/2008           24,655
      106,625   UNICREDITO ITALIANO BANK (IRELAND)+/-                                     4.26          10/14/2008          106,543
      106,625   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        4.46          10/08/2008          106,548
      319,874   VERSAILLES CDS LLC                                                        4.65          02/01/2008          319,874
      183,395   VICTORIA FINANCE LLC+/-++^^(a)(i)                                         3.53          07/28/2008          165,973
      106,625   VICTORIA FINANCE LLC+/-++^^(a)(i)                                         3.56          08/07/2008           96,495
      213,249   WHITE PINE FINANCE LLC+/-++(k)                                            4.98          02/22/2008          213,194

                                                                                                                         14,095,048
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,506,488)                                                               14,349,906
                                                                                                                      -------------

38 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.71%
    1,911,374   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          $   1,911,374
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,911,374)                                                                            1,911,374
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $288,565,415)*                                           105.16%                                                $ 282,137,445

OTHER ASSETS AND LIABILITIES, NET                               (5.16)                                                  (13,849,364)
                                                               ------                                                 -------------

TOTAL NET ASSETS                                               100.00%                                                $ 268,288,081
                                                               ------                                                 -------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+     Non-income earning securities.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $1,911,374.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 39


LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 96.67%

BIOPHARMACEUTICALS: 4.26%
    210,000  GILEAD SCIENCES INCORPORATED+                                                                        $    9,594,900
    137,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                              6,307,480

                                                                                                                      15,902,380
                                                                                                                  --------------
BUSINESS SERVICES: 12.74%
    130,000  ACTIVISION INCORPORATED+                                                                                  3,363,100
    151,000  ADOBE SYSTEMS INCORPORATED+                                                                               5,274,430
     30,000  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                         906,000
    229,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       6,389,100
     28,000  EBAY INCORPORATED+                                                                                          752,920
     20,000  GOOGLE INCORPORATED CLASS A+                                                                             11,286,000
     43,000  INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                        1,780,200
     44,000  JUNIPER NETWORKS INCORPORATED+                                                                            1,194,600
     18,000  MASTERCARD INCORPORATED CLASS A<<                                                                         3,726,000
    205,000  MICROSOFT CORPORATION                                                                                     6,683,000
    300,000  ORACLE CORPORATION+                                                                                       6,165,000

                                                                                                                      47,520,350
                                                                                                                  --------------
CASINO & GAMING: 1.85%
     60,000  WYNN RESORTS LIMITED+<<                                                                                   6,898,800
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 11.02%
     34,000  ABBOTT LABORATORIES                                                                                       1,914,200
     55,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     4,951,100
     36,000  JOHNSON & JOHNSON                                                                                         2,277,360
    100,000  MONSANTO COMPANY                                                                                         11,244,000
    103,000  MOSAIC COMPANY+                                                                                           9,374,030
     45,000  PRAXAIR INCORPORATED                                                                                      3,640,950
     46,000  PROCTER & GAMBLE COMPANY                                                                                  3,033,700
     87,000  SHIRE PLC ADR                                                                                             4,684,950

                                                                                                                      41,120,290
                                                                                                                  --------------
COMMUNICATIONS: 4.96%
    100,000  AMERICA MOVIL SAB DE C.V. ADR SERIES L                                                                    5,991,000
     65,000  AMERICAN TOWER CORPORATION CLASS A+<<                                                                     2,439,450
     50,000  AO VIMPELCOM ADR+                                                                                         1,722,000
    115,000  AT&T INCORPORATED                                                                                         4,426,350
     27,000  CROWN CASTLE INTERNATIONAL CORPORATION+                                                                     977,130
     69,000  NII HOLDINGS INCORPORATED+                                                                                2,943,540

                                                                                                                      18,499,470
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 1.54%
     46,000  NORTHERN TRUST CORPORATION                                                                                3,374,560
     29,000  STATE STREET CORPORATION<<                                                                                2,381,480

                                                                                                                       5,756,040
                                                                                                                  --------------
E-COMMERCE/SERVICES: 0.17%
      8,000  AMAZON.COM INCORPORATED+                                                                                    621,600
                                                                                                                  --------------
EATING & DRINKING PLACES: 3.23%
    122,000  BURGER KING HOLDINGS INCORPORATED                                                                         3,214,700
    123,000  MCDONALD'S CORPORATION                                                                                    6,586,650
     66,000  YUM! BRANDS INCORPORATED                                                                                  2,254,560

                                                                                                                      12,055,910
                                                                                                                  --------------

40 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.46%
    451,000  CISCO SYSTEMS INCORPORATED+                                                                          $   11,049,500
     87,000  EMERSON ELECTRIC COMPANY                                                                                  4,423,080
      9,000  MILLICOM INTERNATIONAL CELLULAR SA+<<                                                                       953,460
    176,000  NOKIA OYJ ADR                                                                                             6,503,200
     36,000  NVIDIA CORPORATION+                                                                                         885,240
     95,000  QUALCOMM INCORPORATED                                                                                     4,029,900

                                                                                                                      27,844,380
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 2.63%
     70,000  PEPSICO INCORPORATED                                                                                      4,773,300
     21,000  SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+<<                                                             1,149,330
     66,000  THE COCA-COLA COMPANY                                                                                     3,905,220

                                                                                                                       9,827,850
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.40%
    103,000  WAL-MART STORES INCORPORATED                                                                              5,240,640
                                                                                                                  --------------
HEALTH SERVICES: 1.03%
     46,000  COVANCE INCORPORATED+                                                                                     3,825,360
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.52%
     48,000  APPLE INCORPORATED+                                                                                       6,497,280
     58,000  DEERE & COMPANY                                                                                           5,090,080
    204,000  EMC CORPORATION                                                                                           3,237,480
      9,000  FLOWSERVE CORPORATION                                                                                       739,080
    215,000  HEWLETT-PACKARD COMPANY                                                                                   9,406,250
    134,000  INTEL CORPORATION                                                                                         2,840,800
     56,000  RESEARCH IN MOTION LIMITED+<<                                                                             5,257,280
     45,000  SMITH INTERNATIONAL INCORPORATED                                                                          2,439,450

                                                                                                                      35,507,700
                                                                                                                  --------------
INSURANCE CARRIERS: 2.32%
     83,000  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    4,947,630
     44,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                         3,712,280
                                                                                                                       8,659,910
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.55%
     34,000  BECTON DICKINSON & COMPANY                                                                                2,942,020
     86,000  HOLOGIC INCORPORATED+<<                                                                                   5,534,960
     18,000  RAYTHEON COMPANY                                                                                          1,172,520
     70,000  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    3,604,300

                                                                                                                      13,253,800
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 2.26%
     43,000  MEDTRONIC INCORPORATED                                                                                    2,002,510
    159,000  ST. JUDE MEDICAL INCORPORATED+                                                                            6,441,090

                                                                                                                       8,443,600
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 0.91%
     68,000  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      3,405,440
                                                                                                                  --------------
MEDICAL PRODUCTS: 4.15%
    110,000  ALLERGAN INCORPORATED                                                                                     7,390,900
     69,000  BAXTER INTERNATIONAL INCORPORATED                                                                         4,191,060
     84,000  MERCK & COMPANY INCORPORATED                                                                              3,887,520

                                                                                                                      15,469,480
                                                                                                                  --------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 41


LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL: 1.55%
     51,000  CVS CAREMARK CORPORATION                                                                             $    1,992,570
    116,000  DICK'S SPORTING GOODS INCORPORATED+                                                                       3,775,800

                                                                                                                       5,768,370
                                                                                                                  --------------
OIL & GAS EXTRACTION: 4.05%
     60,000  APACHE CORPORATION                                                                                        5,726,400
     23,000  RANGE RESOURCES CORPORATION                                                                               1,201,060
    157,500  XTO ENERGY INCORPORATED                                                                                   8,180,550

                                                                                                                      15,108,010
                                                                                                                  --------------
OIL COMPANIES: 0.24%
      8,000  PETROLEO BRASILEIRO SA ADR+                                                                                 889,120
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.79%
     26,000  PRECISION CASTPARTS CORPORATION                                                                           2,958,800
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.45%
    420,000  CHARLES SCHWAB CORPORATION                                                                                9,366,000
      8,900  CME GROUP INCORPORATED                                                                                    5,508,210
     10,000  NYMEX HOLDINGS INCORPORATED<<                                                                             1,150,000
     85,000  T. ROWE PRICE GROUP INCORPORATED                                                                          4,300,150

                                                                                                                      20,324,360
                                                                                                                  --------------
SOCIAL SERVICES: 1.82%
    271,000  ABB LIMITED ADR                                                                                           6,775,000
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.91%
    296,000  CORNING INCORPORATED                                                                                      7,124,720
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 4.36%
     63,000  LOCKHEED MARTIN CORPORATION<<                                                                             6,798,960
     46,000  TEXTRON INCORPORATED                                                                                      2,578,300
     94,000  UNITED TECHNOLOGIES CORPORATION                                                                           6,900,540

                                                                                                                      16,277,800
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.50%
     24,000  MCKESSON CORPORATION                                                                                      1,506,960
     66,000  NIKE INCORPORATED CLASS B<<                                                                               4,076,160

                                                                                                                       5,583,120
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $321,071,022)                                                                              360,662,300
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 8.49%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.15%
    327,341  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 327,341
    235,457  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   235,457

                                                                                                                         562,798
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 8.34%
$   103,601  AMSTEL FUNDING CORPORATION                                                4.60%        02/01/2008           103,601
    235,457  BANCO SANTANDER TOTTA LOAN+/-++                                           4.10         10/15/2008           235,179
  1,412,744  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,412,871)                                               3.23         02/01/2008         1,412,744
    235,457  BANK OF IRELAND+/-++                                                      4.86         10/14/2008           235,309

42 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   376,732  BARTON CAPITAL CORPORATION                                                3.62%        02/04/2008    $      376,637
    704,488  BARTON CAPITAL CORPORATION++                                              3.62         02/06/2008           704,192
  2,354,573  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,354,784)                                3.23         02/01/2008         2,354,573
    188,366  BNP PARIBAS+/-                                                            4.85         11/07/2008           188,080
    216,621  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $216,640)                                                           3.17         02/01/2008           216,621
    894,738  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $894,818)                                                           3.21         02/01/2008           894,738
    226,039  CANCARA ASSET SECURITIZATION LIMITED                                      4.55         02/01/2008           226,039
    339,134  CHARIOT FUNDING LLC++                                                     4.50         02/05/2008           339,019
    612,189  CHEYNE FINANCE LLC+/-++^^(a)(i)                                           5.12         02/25/2008           550,970
    470,915  CHEYNE FINANCE LLC+/-++^^(a)(i)                                           5.18         05/19/2008           423,823
     47,091  COMERICA BANK+/-                                                          4.52         02/08/2008            47,101
  2,166,207  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,166,401)                                3.23         02/01/2008         2,166,207
    706,372  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008           703,151
    565,097  CULLINAN FINANCE CORPORATION+/-++                                         3.36         02/25/2008           565,084
    235,457  CULLINAN FINANCE CORPORATION+/-++                                         4.57         02/12/2008           235,413
  1,318,561  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,318,677)                                                         3.18         02/01/2008         1,318,561
    706,372  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $706,435)                                                           3.21         02/01/2008           706,372
    141,274  FAIRWAY FINANCE CORPORATION                                               3.65         02/06/2008           141,215
    941,829  FIVE FINANCE INCORPORATED+/-++                                            4.51         07/09/2008           936,743
    235,457  GALLEON CAPITAL LLC                                                       3.65         02/07/2008           235,337
    753,463  GALLEON CAPITAL LLC                                                       4.45         02/01/2008           753,463
  1,083,103  GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,083,199)                                               3.20         02/01/2008         1,083,103
     94,183  HARRIER FINANCE FUNDING LLC+/-                                            3.40         04/25/2008            94,183
    612,189  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             4.15         08/16/2008           612,189
    235,457  INTESA BANK (IRELAND) PLC+/-++                                            3.39         10/24/2008           235,179
  2,099,749  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,099,937)                                                         3.22         02/01/2008         2,099,749
    266,217  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $266,240)                                                           3.15         02/01/2008           266,217
    541,552  KESTREL FUNDING US LLC+/-++                                               3.35         02/25/2008           541,498
     94,183  KESTREL FUNDING US LLC+/-                                                 3.40         04/25/2008            94,183
    470,915  LINKS FINANCE LLC+/-++                                                    3.23         08/15/2008           466,318
    696,954  LIQUID FUNDING LIMITED+/-++                                               5.10         06/11/2008           698,306
  1,177,286  MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,177,389)                                                         3.15         02/01/2008         1,177,286
     43,560  MORGAN STANLEY+/-                                                         4.36         10/15/2008            43,560
  1,459,835  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,459,957)                                                         3.00         02/01/2008         1,459,835
    470,915  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $470,957)                                                           3.21         02/01/2008           470,915
    470,915  NORTHERN ROCK PLC+/-++                                                    4.60         10/03/2008           466,921
    178,948  PALISADES CP NOTES                                                        3.81         02/20/2008           178,659
    310,804  PERRY GLOBAL FUNDING LLC SERIES A                                         3.76         02/19/2008           310,331
     38,097  RACERS TRUST SERIES 2004-6-MM+/-++                                        4.10         03/22/2008            38,097
    339,058  SEDNA FINANCE INCORPORATED+/-++                                           4.39         04/10/2008           338,370
    329,640  SHEFFIELD RECEIVABLES CORPORATION++                                       4.37         02/05/2008           329,528
    240,166  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      4.31         04/11/2008           240,166
    183,657  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            3.29         02/29/2008           183,599
    235,457  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            4.55         02/04/2008           235,481
    188,366  SLM CORPORATION+/-++                                                      4.34         05/12/2008           187,548
     91,357  SOLITAIRE FUNDING LLC                                                     3.36         02/21/2008            91,203

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 43


LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   291,967  STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                               5.20%        04/03/2008    $      264,230
    470,915  STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                               5.39         02/15/2008           426,178
    141,274  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.51         02/20/2008           141,047
     54,447  THE TRAVELERS INSURANCE COMPANY+/-                                        4.51         02/08/2008            54,446
    235,457  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     4.26         10/14/2008           235,276
    235,457  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        4.46         10/08/2008           235,288
    706,372  VERSAILLES CDS LLC                                                        4.65         02/01/2008           706,372
    404,987  VICTORIA FINANCE LLC+/-++^^(a)(i)                                         3.53         07/28/2008           366,513
    235,457  VICTORIA FINANCE LLC+/-++^^(a)(i)                                         3.56         08/07/2008           213,088
    470,915  WHITE PINE FINANCE LLC+/-++(k)                                            4.98         02/22/2008           470,787

                                                                                                                      31,125,821
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $31,871,896)                                                            31,688,619
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 3.29%
 12,258,109  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             12,258,109
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,258,109)                                                                       12,258,109
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $365,201,027)*                                             108.45%                                          $  404,609,028

OTHER ASSETS AND LIABILITIES, NET                                 (8.45)                                             (31,509,646)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  373,099,382
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $12,258,109.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

44 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


VALUE FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 97.15%

APPAREL & ACCESSORY STORES: 1.98%
       11,170   KOHL'S CORPORATION+                                                                                   $     509,799
                                                                                                                      -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 3.10%
       20,220   JONES APPAREL GROUP INCORPORATED                                                                            339,696
        5,920   VF CORPORATION                                                                                              458,030

                                                                                                                            797,726
                                                                                                                      -------------
BUSINESS SERVICES: 6.34%
       23,460   MICROSOFT CORPORATION                                                                                       764,796
       19,140   OMNICOM GROUP INCORPORATED                                                                                  868,382

                                                                                                                          1,633,178
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 9.63%
       11,840   AVERY DENNISON CORPORATION                                                                                  613,549
        7,300   AVON PRODUCTS INCORPORATED                                                                                  255,646
        9,610   COLGATE-PALMOLIVE COMPANY                                                                                   739,970
        4,040   HENKEL KGAA ADR                                                                                             168,084
       11,120   JOHNSON & JOHNSON                                                                                           703,451

                                                                                                                          2,480,700
                                                                                                                      -------------
COMMUNICATIONS: 3.20%
       23,672   VODAFONE GROUP PLC ADR                                                                                      823,786
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 8.74%
       18,920   BANK OF AMERICA CORPORATION                                                                                 839,102
       11,920   JPMORGAN CHASE & COMPANY                                                                                    566,796
       10,320   STATE STREET CORPORATION                                                                                    847,478

                                                                                                                          2,253,376
                                                                                                                      -------------
EATING & DRINKING PLACES: 3.57%
       15,130   DARDEN RESTAURANTS INCORPORATED                                                                             428,482
        9,171   MCDONALD'S CORPORATION                                                                                      491,107

                                                                                                                            919,589
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.57%
       36,140   FLEXTRONICS INTERNATIONAL LIMITED                                                                           422,838
       18,580   GENERAL ELECTRIC COMPANY                                                                                    657,918
       17,860   MOLEX INCORPORATED CLASS A                                                                                  415,959
        5,772   TYCO ELECTRONICS LIMITED                                                                                    195,151

                                                                                                                          1,691,866
                                                                                                                      -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.89%
        9,660   ILLINOIS TOOL WORKS INCORPORATED                                                                            486,864
                                                                                                                      -------------

FOOD & KINDRED PRODUCTS: 3.36%
        8,250   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       383,790
        5,970   DIAGEO PLC ADR                                                                                              481,839

                                                                                                                            865,629
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 2.27%
       11,520   WAL-MART STORES INCORPORATED                                                                                586,138
                                                                                                                      -------------
HEALTH SERVICES: 1.56%
        6,950   CARDINAL HEALTH INCORPORATED                                                                                402,892
                                                                                                                      -------------

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 45


VALUE FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES: 2.84%
          161   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                              $     732,550
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.76%
       23,520   DELL INCORPORATED+                                                                                          471,341
       10,060   DIEBOLD INCORPORATED                                                                                        260,353
       15,250   DOVER CORPORATION                                                                                           615,490
        4,660   EATON CORPORATION                                                                                           385,662
       14,300   PITNEY BOWES INCORPORATED                                                                                   524,810

                                                                                                                          2,257,656
                                                                                                                      -------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.45%
       17,900   WILLIS GROUP HOLDINGS LIMITED                                                                               630,796
                                                                                                                      -------------
INSURANCE CARRIERS: 6.93%
       14,480   ALLSTATE CORPORATION                                                                                        713,430
       16,770   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   925,033
        9,530   MBIA INCORPORATED<<                                                                                         147,715

                                                                                                                          1,786,178
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.31%
        2,560   BECTON DICKINSON & COMPANY                                                                                  221,517
       32,640   BOSTON SCIENTIFIC CORPORATION+                                                                              395,923
       15,230   QUEST DIAGNOSTICS INCORPORATED                                                                              751,144

                                                                                                                          1,368,584
                                                                                                                      -------------
MEDICAL PRODUCTS: 1.42%
        6,020   BAXTER INTERNATIONAL INCORPORATED                                                                           365,655
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.72%
       11,282   TYCO INTERNATIONAL LIMITED                                                                                  444,060
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 2.32%
       26,000   OFFICE DEPOT INCORPORATED+                                                                                  385,580
       13,010   ZALE CORPORATION<<                                                                                          213,364

                                                                                                                            598,944
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.05%
       17,110   AMERICAN EXPRESS COMPANY                                                                                    843,865
       28,860   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                         200,866

                                                                                                                          1,044,731
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.65%
       10,880   EXXON MOBIL CORPORATION                                                                                     940,032
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 1.06%
        5,720   HUBBELL INCORPORATED CLASS B                                                                                272,730
                                                                                                                      -------------
TRAVEL & RECREATION: 2.00%
       11,560   CARNIVAL CORPORATION                                                                                        514,304
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 2.43%
        9,530   KIMBERLY-CLARK CORPORATION                                                                                  625,641
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $22,893,861)                                                                                   25,033,404
                                                                                                                      -------------

46 Wells Fargo Advantage Large Cap Stock Funds

                          Portfolio of Investments--January 31, 2008 (Unaudited)


VALUE FUND
--------------------------------------------------------------------------------

       SHARES   SECURITY NAME                                                                                             VALUE
PREFERRED STOCKS: 1.54%
        8,770   HENKEL KGAA ADR PREFERRED                                                                             $     397,468

TOTAL PREFERRED STOCKS (COST $409,676)                                                                                      397,468
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING: 1.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.02%
        3,784   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                   3,784
        2,722   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                     2,722

                                                                                                                              6,506
                                                                                                                      -------------

    PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 1.40%
$       1,198   AMSTEL FUNDING CORPORATION                                                  4.60%       02/01/2008            1,198
        2,722   BANCO SANTANDER TOTTA LOAN+/-++                                             4.10        10/15/2008            2,719
       16,331   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $16,332)                                                    3.23        02/01/2008           16,331
        2,722   BANK OF IRELAND+/-++                                                        4.86        10/14/2008            2,720
        4,355   BARTON CAPITAL CORPORATION                                                  3.62        02/04/2008            4,354
        8,144   BARTON CAPITAL CORPORATION++                                                3.62        02/06/2008            8,140
       27,218   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $27,220)                                     3.23        02/01/2008           27,218
        2,177   BNP PARIBAS+/-                                                              4.85        11/07/2008            2,174
       10,343   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $10,344)                                                    3.21        02/01/2008           10,343
        2,504   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,504)                                                     3.17        02/01/2008            2,504
        2,613   CANCARA ASSET SECURITIZATION LIMITED                                        4.55        02/01/2008            2,613
        3,920   CHARIOT FUNDING LLC++                                                       4.50        02/05/2008            3,919
        7,077   CHEYNE FINANCE LLC+/-++^^(a)(i)                                             5.12        02/25/2008            6,369
        5,444   CHEYNE FINANCE LLC+/-++^^(a)(i)                                             5.18        05/19/2008            4,899
          544   COMERICA BANK+/-                                                            4.52        02/08/2008              544
       25,041   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $25,043)                                     3.23        02/01/2008           25,041
        8,165   CULLINAN FINANCE CORPORATION+/-++                                           3.21        08/04/2008            8,128
        6,532   CULLINAN FINANCE CORPORATION+/-++                                           3.36        02/25/2008            6,532
        2,722   CULLINAN FINANCE CORPORATION+/-++                                           4.57        02/12/2008            2,721
       15,242   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $15,243)                                     3.18        02/01/2008           15,242
        8,165   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $8,166)                                                     3.21        02/01/2008            8,165
        1,633   FAIRWAY FINANCE CORPORATION                                                 3.65        02/06/2008            1,632
       10,887   FIVE FINANCE INCORPORATED+/-++                                              4.51        07/09/2008           10,828
        2,722   GALLEON CAPITAL LLC                                                         3.65        02/07/2008            2,720
        8,710   GALLEON CAPITAL LLC                                                         4.45        02/01/2008            8,710
       12,520   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $12,521)                                                    3.20        02/01/2008           12,520
        1,089   HARRIER FINANCE FUNDING LLC+/-                                              3.40        04/25/2008            1,089
        7,077   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               4.15        08/16/2008            7,077
        2,722   INTESA BANK (IRELAND) PLC+/-++                                              3.39        10/24/2008            2,719
       24,272   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $24,274)                                                    3.22        02/01/2008           24,272
        3,077   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,077)                                                     3.15        02/01/2008            3,077
        6,260   KESTREL FUNDING US LLC+/-++                                                 3.35        02/25/2008            6,260
        1,089   KESTREL FUNDING US LLC+/-                                                   3.40        04/25/2008            1,089
        5,444   LINKS FINANCE LLC+/-++                                                      3.23        08/15/2008            5,390
        8,057   LIQUID FUNDING LIMITED+/-++                                                 5.10        06/11/2008            8,072
       13,609   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $13,610)                                                    3.15        02/01/2008           13,609
          504   MORGAN STANLEY+/-                                                           4.36        10/15/2008              504

Portfolio of Investments--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 47


VALUE FUND
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 1.40%
$      16,875   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $16,876)                                                    3.00%       02/01/2008    $      16,875
        5,444   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $5,444)                                                     3.21        02/01/2008            5,444
        5,444   NORTHERN ROCK PLC+/-++                                                      4.60        10/03/2008            5,397
        2,069   PALISADES CP NOTES                                                          3.81        02/20/2008            2,065
        3,593   PERRY GLOBAL FUNDING LLC SERIES A                                           3.76        02/19/2008            3,587
          440   RACERS TRUST SERIES 2004-6-MM+/-++                                          4.10        03/22/2008              440
        3,919   SEDNA FINANCE INCORPORATED+/-++                                             4.39        04/10/2008            3,911
        3,811   SHEFFIELD RECEIVABLES CORPORATION++                                         4.37        02/05/2008            3,809
        2,776   SHIPROCK FINANCE SERIES 2007-4A+/-++                                        4.31        04/11/2008            2,776
        2,123   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              3.29        02/29/2008            2,122
        2,722   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              4.55        02/04/2008            2,722
        2,177   SLM CORPORATION+/-++                                                        4.34        05/12/2008            2,168
        1,056   SOLITAIRE FUNDING LLC                                                       3.36        02/21/2008            1,054
        3,375   STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                                 5.20        04/03/2008            3,054
        5,444   STANFIELD VICTORIA FUNDING LLC+/-++^^(a)(i)                                 5.39        02/15/2008            4,926
        1,633   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        3.51        02/20/2008            1,630
          629   THE TRAVELERS INSURANCE COMPANY+/-                                          4.51        02/08/2008              629
        2,722   UNICREDITO ITALIANO BANK (IRELAND)+/-                                       4.26        10/14/2008            2,720
        2,722   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          4.46        10/08/2008            2,720
        8,165   VERSAILLES CDS LLC                                                          4.65        02/01/2008            8,165
        4,682   VICTORIA FINANCE LLC+/-++^^(a)(i)                                           3.53        07/28/2008            4,237
        2,722   VICTORIA FINANCE LLC+/-++^^(a)(i)                                           3.56        08/07/2008            2,463
        5,444   WHITE PINE FINANCE LLC+/-++(k)                                              4.98        02/22/2008            5,447
                                                                                                                            359,803
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $373,025)                                                                     366,309
                                                                                                                      -------------

       SHARES
SHORT-TERM INVESTMENTS: 1.42%
      365,363   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                365,363
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $365,363)                                                                                365,363
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $24,041,925)*                         101.53%                                                                   $  26,162,544

OTHER ASSETS AND LIABILITIES, NET            (1.53)                                                                        (393,894)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $  25,768,650
                                            ------                                                                    -------------

--------------------------------------------------------------------------------
+     Non-income earning securities.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(k) Subsequent to January 31, 2008, this security has been classified as a defaulted security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $365,363.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

48 Wells Fargo Advantage Large Cap Stock Funds

              Statements of Assets and Liabilities--January 31, 2008 (Unaudited)


                                                                                              Capital           Dividend
                                                                                               Growth            Income
                                                                                                Fund              Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ...................................................   $ 1,412,930,753    $ 169,835,660
     Collateral for securities loaned (Note 2) ........................................       205,938,106        5,819,925
     Investments in affiliates ........................................................        25,939,909        3,019,023
                                                                                          --------------------------------
   Total investments at market value (see cost below) .................................     1,644,808,768      178,674,608
                                                                                          --------------------------------
   Receivable for Fund shares issued ..................................................         2,926,165           52,807
   Receivable for investments sold ....................................................        11,628,647                0
   Receivables for dividends and interest .............................................           695,105          331,855
                                                                                          --------------------------------
Total assets ..........................................................................     1,660,058,685      179,059,270
                                                                                          --------------------------------
LIABILITIES
   Payable for Fund shares redeemed ...................................................            87,732           76,542
   Payable for investments purchased ..................................................        17,201,090                0
   Payable to investment advisor and affiliates (Note 3) ..............................           957,832          122,106
   Payable for securities loaned (Note 2) .............................................       207,486,778        5,928,596
   Accrued expenses and other liabilities .............................................           244,411          103,259
                                                                                          --------------------------------
Total liabilities .....................................................................       225,977,843        6,230,503
                                                                                          --------------------------------
TOTAL NET ASSETS ......................................................................   $ 1,434,080,842    $ 172,828,767
                                                                                          ================================
NET ASSETS CONSIST OF
   Paid-in capital ....................................................................   $ 1,424,955,105    $ 150,261,121
   Undistributed net investment income (loss) .........................................          (287,037)         150,311
   Undistributed net realized gain (loss) on investments ..............................        26,110,402          (87,090)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies ..........       (16,697,628)      22,504,425
                                                                                          --------------------------------
TOTAL NET ASSETS ......................................................................   $ 1,434,080,842    $ 172,828,767
                                                                                          ================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ...............................................................   $     5,719,978               NA
   Shares outstanding - Class A .......................................................           331,577               NA
   Net asset value per share - Class A ................................................   $         17.25               NA
   Maximum offering price per share - Class A .........................................   $         18.30 2             NA
   Net assets - Class B ...............................................................                NA               NA
   Shares outstanding - Class B .......................................................                NA               NA
   Net asset value and offering price per share - Class B .............................                NA               NA
   Net assets - Class C ...............................................................   $     1,884,948               NA
   Shares outstanding - Class C .......................................................           109,679               NA
   Net asset value and offering price per share - Class C .............................   $         17.19               NA
   Net assets - Administrator Class ...................................................   $   635,804,017    $   1,179,008
   Shares outstanding - Administrator Class ...........................................        36,027,305           76,407
   Net asset value and offering price per share - Administrator Class .................   $         17.65    $       15.43
   Net assets - Advisor Class .........................................................                NA               NA
   Shares outstanding - Advisor Class .................................................                NA               NA
   Net asset value and offering price per share - Advisor Class .......................                NA               NA
   Net assets - Institutional Class ...................................................   $   418,877,736               NA
   Shares outstanding - Institutional Class ...........................................        23,618,717               NA
   Net asset value and offering price per share - Institutional Class .................   $         17.73               NA
   Net assets - Investor Class ........................................................   $   371,794,163    $ 171,649,759
   Shares outstanding - Investor Class ................................................        21,581,600       10,946,812
   Net asset value and offering price per share - Investor Class ......................   $         17.23    $       15.68
                                                                                          --------------------------------

Investments at cost ...................................................................   $ 1,661,506,396    $ 156,170,183
                                                                                          --------------------------------
Securities on loan, at market value (Note 2) ..........................................   $   206,898,153    $   5,789,034
                                                                                          --------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 49


                                                                                                               Growth and
                                                                                               Growth            Income
                                                                                                Fund              Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ...................................................   $ 1,457,565,083    $ 265,876,165
     Collateral for securities loaned (Note 2) ........................................       267,379,639       14,349,906
     Investments in affiliates ........................................................        13,484,776        1,911,374
                                                                                          --------------------------------
   Total investments at market value (see cost below) .................................     1,738,429,498      282,137,445
                                                                                          --------------------------------
   Receivable for Fund shares issued ..................................................           524,162          155,065
   Receivable for investments sold ....................................................        35,299,999        1,785,860
   Receivables for dividends and interest .............................................           428,813          177,731
                                                                                          --------------------------------
Total assets ..........................................................................     1,774,682,472      284,256,101
                                                                                          --------------------------------
LIABILITIES
   Payable for Fund shares redeemed ...................................................            60,386           79,702
   Payable for investments purchased ..................................................        30,979,655        1,155,370
   Payable to investment advisor and affiliates (Note 3) ..............................         1,302,206          163,970
   Payable for securities loaned (Note 2) .............................................       269,351,043       14,506,488
   Accrued expenses and other liabilities .............................................           451,709           62,490
                                                                                          --------------------------------
Total liabilities .....................................................................       302,144,999       15,968,020
                                                                                          --------------------------------
TOTAL NET ASSETS ......................................................................   $ 1,472,537,473    $ 268,288,081
                                                                                          ================================
NET ASSETS CONSIST OF
   Paid-in capital ....................................................................   $ 1,364,078,266    $ 288,134,020
   Undistributed net investment income (loss) .........................................        (4,560,726)         123,425
   Undistributed net realized gain (loss) on investments ..............................       (33,713,529)     (13,541,394)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies ..........       146,733,462       (6,427,970)
                                                                                          --------------------------------
TOTAL NET ASSETS ......................................................................   $ 1,472,537,473    $ 268,288,081
                                                                                          ================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ...............................................................                NA               NA
   Shares outstanding - Class A .......................................................                NA               NA
   Net asset value per share - Class A ................................................                NA               NA
   Maximum offering price per share - Class A .........................................                NA               NA
   Net assets - Class B ...............................................................                NA               NA
   Shares outstanding - Class B .......................................................                NA               NA
   Net asset value and offering price per share - Class B .............................                NA               NA
   Net assets - Class C ...............................................................   $       852,391               NA
   Shares outstanding - Class C .......................................................            34,012               NA
   Net asset value and offering price per share - Class C .............................   $         25.06               NA
   Net assets - Administrator Class ...................................................   $   131,120,464    $     395,636
   Shares outstanding - Administrator Class ...........................................         4,894,082           16,932
   Net asset value and offering price per share - Administrator Class .................   $         26.79    $       23.37
   Net assets - Advisor Class .........................................................   $    39,412,010    $   3,215,481
   Shares outstanding - Advisor Class .................................................         1,522,440          137,591
   Net asset value and offering price per share - Advisor Class .......................   $         25.89    $       23.37
   Net assets - Institutional Class ...................................................   $   256,162,999    $  31,143,315
   Shares outstanding - Institutional Class ...........................................         9,377,940        1,319,363
   Net asset value and offering price per share - Institutional Class .................   $         27.32    $       23.60
   Net assets - Investor Class ........................................................   $ 1,044,989,609    $ 233,533,649
   Shares outstanding - Investor Class ................................................        40,283,383        9,934,707
   Net asset value and offering price per share - Investor Class ......................   $         25.94    $       23.51
                                                                                          --------------------------------

Investments at cost ...................................................................   $ 1,591,696,036    $ 288,565,415
                                                                                          --------------------------------
Securities on loan, at market value (Note 2) ..........................................   $   268,020,450    $  14,426,083
                                                                                          --------------------------------

                                                                                             Large Cap
                                                                                              Growth             Value
                                                                                               Fund              Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ...................................................   $   360,662,300    $  25,430,872
     Collateral for securities loaned (Note 2) ........................................        31,688,619          366,309
     Investments in affiliates ........................................................        12,258,109          365,363
                                                                                          --------------------------------
   Total investments at market value (see cost below) .................................       404,609,028       26,162,544
                                                                                          --------------------------------
   Receivable for Fund shares issued ..................................................             8,741            2,470
   Receivable for investments sold ....................................................         6,506,893                0
   Receivables for dividends and interest .............................................           198,018           37,249
                                                                                          --------------------------------
Total assets ..........................................................................       411,322,680       26,202,263
                                                                                          --------------------------------
LIABILITIES
   Payable for Fund shares redeemed ...................................................            36,963           46,292
   Payable for investments purchased ..................................................         5,853,411                0
   Payable to investment advisor and affiliates (Note 3) ..............................           263,568            9,029
   Payable for securities loaned (Note 2) .............................................        31,871,896          373,025
   Accrued expenses and other liabilities .............................................           197,460            5,267
                                                                                          --------------------------------
Total liabilities .....................................................................        38,223,298          433,613
                                                                                          --------------------------------
TOTAL NET ASSETS ......................................................................   $   373,099,382    $  25,768,650
                                                                                          ================================
NET ASSETS CONSIST OF
   Paid-in capital ....................................................................   $   665,477,163    $  23,521,288
   Undistributed net investment income (loss) .........................................           (22,386)          (8,604)
   Undistributed net realized gain (loss) on investments ..............................      (331,763,396)         135,347
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies ..........        39,408,001        2,120,619
                                                                                          --------------------------------
TOTAL NET ASSETS ......................................................................   $   373,099,382    $  25,768,650
                                                                                          ================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ...............................................................                NA    $   2,316,518
   Shares outstanding - Class A .......................................................                NA          129,051
   Net asset value per share - Class A ................................................                NA    $       17.95
   Maximum offering price per share - Class A .........................................                NA    $       19.05 2
   Net assets - Class B ...............................................................                NA    $     651,272
   Shares outstanding - Class B .......................................................                NA           36,528
   Net asset value and offering price per share - Class B .............................                NA    $       17.83
   Net assets - Class C ...............................................................                NA    $     371,785
   Shares outstanding - Class C .......................................................                NA           20,847
   Net asset value and offering price per share - Class C .............................                NA    $       17.83
   Net assets - Administrator Class ...................................................                NA    $   2,792,800
   Shares outstanding - Administrator Class ...........................................                NA          155,825
   Net asset value and offering price per share - Administrator Class .................                NA    $       17.92
   Net assets - Advisor Class .........................................................                NA               NA
   Shares outstanding - Advisor Class .................................................                NA               NA
   Net asset value and offering price per share - Advisor Class .......................                NA               NA
   Net assets - Institutional Class ...................................................                NA               NA
   Shares outstanding - Institutional Class ...........................................                NA               NA
   Net asset value and offering price per share - Institutional Class .................                NA               NA
   Net assets - Investor Class ........................................................   $   373,099,382    $  19,636,275
   Shares outstanding - Investor Class ................................................        13,722,534        1,096,780
   Net asset value and offering price per share - Investor Class ......................   $         27.19    $       17.90
                                                                                          --------------------------------

Investments at cost ...................................................................   $   365,201,027    $  24,041,925
                                                                                          --------------------------------
Securities on loan, at market value (Note 2) ..........................................   $    31,882,773    $     377,198
                                                                                          --------------------------------

50 Wells Fargo Advantage Large Cap Stock Funds

 Statements of Operations--For the Six Months Ended January 31, 2008 (Unaudited)


                                                                                             Capital           Dividend
                                                                                              Growth            Income
                                                                                               Fund              Fund
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ........................................................................   $     5,351,491    $   3,029,119
   Income from affiliated securities ..................................................         1,145,096           34,937
   Other Income .......................................................................             6,189                0
   Securities lending income, net .....................................................           180,273           19,170
                                                                                          --------------------------------
Total investment income ...............................................................         6,683,049        3,083,226
                                                                                          --------------------------------
EXPENSES
   Advisory fees ......................................................................         4,652,590          718,304
   Administration fees
     Fund Level .......................................................................           338,386           48,945
     Class A ..........................................................................             2,030               NA
     Class B ..........................................................................                NA               NA
     Class C ..........................................................................             1,233               NA
     Administrator Class ..............................................................           298,059            1,004
     Advisor Class ....................................................................                NA               NA
     Institutional Class ..............................................................           140,387               NA
     Investor Class ...................................................................           874,549          367,941
   Custody fees .......................................................................           135,354           19,578
   Shareholder servicing fees .........................................................         1,191,774          241,466
   Accounting fees ....................................................................            46,624           18,053
   Distribution fees
     Class B ..........................................................................                NA               NA
     Class C ..........................................................................             3,303               NA
   Professional fees ..................................................................            18,607           16,147
   Registration fees ..................................................................            32,496           16,053
   Shareholder reports ................................................................           157,577           13,388
   Trustees' fees .....................................................................             4,323            4,323
   Other fees and expenses ............................................................            12,715            2,978
                                                                                          --------------------------------
Total expenses ........................................................................         7,910,007        1,468,180
                                                                                          --------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................................          (939,921)        (131,196)
   Net expenses .......................................................................         6,970,086        1,336,984
                                                                                          --------------------------------
Net investment income (loss) ..........................................................          (287,037)       1,746,242
                                                                                          --------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....................        40,270,290        5,993,147
                                                                                          --------------------------------
Net realized gain and loss from investments ...........................................        40,270,290        5,993,147
                                                                                          --------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....................       (91,668,079)     (11,362,678)
                                                                                          --------------------------------
Net change in unrealized appreciation (depreciation) of investments ...................       (91,668,079)     (11,362,678)
                                                                                          --------------------------------
Net realized and unrealized gain (loss) on investments ................................       (51,397,789)      (5,369,531)
                                                                                          --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................   $   (51,684,826)   $  (3,623,289)
                                                                                          ================================

1 Net of foreign withholding taxes of .................................................   $        10,889    $         886

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended January 31, 2008 (Unaudited)

                                  Wells Fargo Advantage Large Cap Stock Funds 51


                                                                                                               Growth and
                                                                                              Growth             Income
                                                                                               Fund               Fund
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ........................................................................   $     4,693,106    $   2,732,638
   Income from affiliated securities ..................................................           459,414           70,176
   Other Income .......................................................................             1,354            3,622
   Securities lending income, net .....................................................           594,426           28,467
                                                                                          --------------------------------
Total investment income ...............................................................         5,748,300        2,834,903
                                                                                          --------------------------------
EXPENSES
   Advisory fees ......................................................................         5,556,559        1,077,886
   Administration fees
     Fund Level .......................................................................           398,424           73,443
     Class A ..........................................................................                NA               NA
     Class B ..........................................................................                NA               NA
     Class C ..........................................................................               799               NA
     Administrator Class ..............................................................            70,066              512
     Advisor Class ....................................................................            52,253            4,293
     Institutional Class ..............................................................           109,764           13,192
     Investor Class ...................................................................         2,469,931          512,549
   Custody fees .......................................................................           159,370           29,377
   Shareholder servicing fees .........................................................         1,647,496          311,342
   Accounting fees ....................................................................            63,075           26,833
   Distribution fees
     Class B ..........................................................................                NA               NA
     Class C ..........................................................................             2,141               NA
   Professional fees ..................................................................            19,385           16,171
   Registration fees ..................................................................            34,314           25,803
   Shareholder reports ................................................................           445,747           19,404
   Trustees' fees .....................................................................             4,323            4,323
   Other fees and expenses ............................................................            16,156            2,918
                                                                                          --------------------------------
Total expenses ........................................................................        11,049,803        2,118,046
                                                                                          --------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................................          (740,777)        (305,823)
   Net expenses .......................................................................        10,309,026        1,812,223
                                                                                          --------------------------------
Net investment income (loss) ..........................................................        (4,560,726)       1,022,680
                                                                                          --------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....................       118,278,471        4,459,716
                                                                                          --------------------------------
Net realized gain and loss from investments ...........................................       118,278,471        4,459,716
                                                                                          --------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....................      (143,991,500)     (24,197,107)
                                                                                          --------------------------------
Net change in unrealized appreciation (depreciation) of investments ...................      (143,991,500)     (24,197,107)
                                                                                          --------------------------------
Net realized and unrealized gain (loss) on investments ................................       (25,713,029)     (19,737,391)
                                                                                          --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................   $   (30,273,755)   $ (18,714,711)
                                                                                          ================================

1 Net of foreign withholding taxes of .................................................   $         5,622    $       7,573

                                                                                            Large Cap
                                                                                              Growth             Value
                                                                                               Fund              Fund
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ........................................................................   $     2,191,788    $     322,526
   Income from affiliated securities ..................................................           154,834           19,206
   Other Income .......................................................................               352                0
   Securities lending income, net .....................................................            58,175            2,400
                                                                                          --------------------------------
Total investment income ...............................................................         2,405,149          344,132
                                                                                          --------------------------------
EXPENSES
   Advisory fees ......................................................................         1,495,259          116,609
   Administration fees
     Fund Level .......................................................................           101,997            7,936
     Class A ..........................................................................                NA            4,917
     Class B ..........................................................................                NA            1,198
     Class C ..........................................................................                NA              607
     Administrator Class ..............................................................                NA            1,586
     Advisor Class ....................................................................                NA               NA
     Institutional Class ..............................................................                NA               NA
     Investor Class ...................................................................           815,979           51,647
   Custody fees .......................................................................            40,799            3,174
   Shareholder servicing fees .........................................................           509,986           39,520
   Accounting fees ....................................................................            20,709           22,285
   Distribution fees
     Class B ..........................................................................                NA            3,210
     Class C ..........................................................................                NA            1,625
   Professional fees ..................................................................            16,692           12,293
   Registration fees ..................................................................            10,670           21,111
   Shareholder reports ................................................................            32,726            3,683
   Trustees' fees .....................................................................             4,323            4,323
   Other fees and expenses ............................................................             5,743            1,991
                                                                                          --------------------------------
Total expenses ........................................................................         3,054,883          297,715
                                                                                          --------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) .......................................          (627,348)        (106,379)
   Net expenses .......................................................................         2,427,535          191,336
                                                                                          --------------------------------
Net investment income (loss) ..........................................................           (22,386)         152,796
                                                                                          --------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ....................        18,174,483          881,862
                                                                                          --------------------------------
Net realized gain and loss from investments ...........................................        18,174,483          881,862
                                                                                          --------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ....................       (17,124,440)      (2,875,221)
                                                                                          --------------------------------
Net change in unrealized appreciation (depreciation) of investments ...................       (17,124,440)      (2,875,221)
                                                                                          --------------------------------
Net realized and unrealized gain (loss) on investments ................................         1,050,043       (1,993,359)
                                                                                          --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................   $     1,027,657    $  (1,840,563)
                                                                                          ================================

1 Net of foreign withholding taxes of .................................................   $         4,574    $         454

52 Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                              CAPITAL GROWTH FUND
                                                                      ----------------------------------
                                                                          For the
                                                                      Six Months Ended       For the
                                                                      January 31, 2008     Year Ended
                                                                        (Unaudited)       July 31, 2007
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...........................................   $  1,156,594,820   $   727,266,579

OPERATIONS
   Net investment income (loss) ...................................           (287,037)       (1,868,164)
   Net realized gain (loss) on investments ........................         40,270,290        62,236,408
   Net change in unrealized appreciation (depreciation) of
     investments ..................................................        (91,668,079)       88,589,799
                                                                      ----------------------------------
Net increase (decrease) in net assets resulting from operations ...        (51,684,826)      148,958,043
                                                                      ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Administrator Class ..........................................                  0                 0
     Investor Class ...............................................                  0                 0
   Net realized gain on sales of investments
     Class A ......................................................           (124,847)                0
     Class C ......................................................            (70,071)                0
     Administrator Class ..........................................        (31,907,273)       (2,428,847)
     Institutional Class ..........................................        (18,118,300)         (593,853)
     Investor Class ...............................................        (21,521,951)       (1,364,179)
                                                                      ----------------------------------
Total distributions to shareholders ...............................        (71,742,442)       (4,386,879)
                                                                      ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ............................          6,181,801            10,000
   Reinvestment of distributions - Class A ........................            122,751                 0
   Cost of shares redeemed - Class A ..............................            (84,402)                0
                                                                      ----------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Class A ..........................          6,220,150            10,000
                                                                      ----------------------------------
   Proceeds from shares sold - Class C ............................          2,133,976            10,000
   Reinvestment of distributions - Class C ........................             63,580                 0
   Cost of shares redeemed - Class C ..............................           (105,676)                0
                                                                      ----------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Class C ..........................          2,091,880            10,000
                                                                      ----------------------------------
   Proceeds from shares sold - Administrator Class ................        378,227,875       315,825,342
   Reinvestment of distributions - Administrator Class ............         27,878,014         2,060,522
   Cost of shares redeemed - Administrator Class ..................       (217,842,893)     (271,971,914)
                                                                      ----------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Administrator Class ..............        188,262,996        45,913,950
                                                                      ----------------------------------
   Proceeds from shares sold - Advisor Class ......................                 NA                NA
   Cost of shares redeemed - Advisor Class ........................                 NA                NA
                                                                      ----------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Advisor Class ....................                 NA                NA
                                                                      ----------------------------------
   Proceeds from shares sold - Institutional Class ................        556,391,744       226,551,698
   Reinvestment of distributions - Institutional Class ............         17,862,886           558,278
   Cost of shares redeemed - Institutional Class ..................       (398,501,737)      (80,982,451)
                                                                      ----------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Institutional Class ..............        175,752,893       146,127,525
                                                                      ----------------------------------
   Proceeds from shares sold - Investor Class .....................         69,452,542       217,007,692
   Reinvestment of distributions - Investor Class .................         15,530,919         1,232,841
   Cost of shares redeemed - Investor Class .......................        (56,398,090)     (125,544,931)
                                                                      ----------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Investor Class ...................         28,585,371        92,695,602
                                                                      ----------------------------------
Net increase (decrease) in net assets resulting from capital
  share transaction - Total .......................................        400,913,290       284,757,077
                                                                      ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................        277,486,022       429,328,241
                                                                      ==================================
ENDING NET ASSETS .................................................   $  1,434,080,842   $ 1,156,594,820
                                                                      ==================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Large Cap Stock Funds 53


                                                                   DIVIDEND INCOME FUND                     GROWTH FUND
                                                             --------------------------------   ----------------------------------
                                                                 For the                             For the
                                                             Six Months Ended      For the      Six Months Ended       For the
                                                             January 31, 2008    Year Ended     January 31, 2008      Year Ended
                                                               (Unaudited)      July 31, 2007     (Unaudited)       July 31, 2007
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................   $    199,780,144   $ 202,047,452   $  1,479,805,580   $ 1,280,941,277

OPERATIONS
   Net investment income (loss) ..........................          1,746,242       3,426,254         (4,560,726)       (8,994,719)
   Net realized gain (loss) on investments ...............          5,993,147      17,549,844        118,278,471       199,378,203
   Net change in unrealized appreciation (depreciation) of
     investments .........................................        (11,362,678)        935,735       (143,991,500)      158,756,490
                                                             ---------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations .............................................         (3,623,289)     21,911,833        (30,273,755)      349,139,974
                                                             ---------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Administrator Class .................................            (19,530)       (139,789)                 0                 0
     Investor Class ......................................         (1,731,683)     (3,580,971)                 0                 0
   Net realized gain on sales of investments
     Class A .............................................                 NA              NA                 NA                NA
     Class C .............................................                 NA              NA                  0                 0
     Administrator Class .................................            (88,452)       (553,908)                 0                 0
     Institutional Class .................................                 NA              NA                  0                 0
     Investor Class ......................................        (12,790,375)    (13,056,022)                 0                 0
                                                             ---------------------------------------------------------------------
Total distributions to shareholders ......................        (14,630,040)    (17,330,690)                 0                 0
                                                             ---------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................                 NA              NA                 NA                NA
   Reinvestment of distributions - Class A ...............                 NA              NA                 NA                NA
   Cost of shares redeemed - Class A .....................                 NA              NA                 NA                NA
                                                             ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Class A .................                 NA              NA                 NA                NA
                                                             ---------------------------------------------------------------------
   Proceeds from shares sold - Class C ...................                 NA              NA            650,490           123,191
   Reinvestment of distributions - Class C ...............                 NA              NA                  0                 0
   Cost of shares redeemed - Class C .....................                 NA              NA            (81,001)          (21,380)
                                                             ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Class C .................                 NA              NA            569,489           101,811
                                                             ---------------------------------------------------------------------
   Proceeds from shares sold - Administrator Class .......             31,304       1,618,042         36,889,108        24,372,444
   Reinvestment of distributions - Administrator Class ...             50,712         339,119                  0                 0
   Cost of shares redeemed - Administrator Class .........         (2,318,561)     (8,915,926)       (31,498,940)      (36,666,685)
                                                             ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Administrator Class .....         (2,236,545)     (6,958,765)         5,390,168      (12,294,241)
                                                             ---------------------------------------------------------------------
   Proceeds from shares sold - Advisor Class .............                 NA              NA         51,552,803        33,581,138
   Cost of shares redeemed - Advisor Class ...............                 NA              NA        (33,794,623)      (32,196,818)
                                                             ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Advisor Class ...........                 NA              NA         17,758,180         1,384,320
                                                             ---------------------------------------------------------------------
   Proceeds from shares sold - Institutional Class .......                 NA              NA         49,962,879       151,470,900
   Reinvestment of distributions - Institutional Class ...                 NA              NA                  0                 0
   Cost of shares redeemed - Institutional Class .........                 NA              NA        (54,519,761)     (122,974,583)
                                                             ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Institutional Class .....                 NA              NA         (4,556,882)       28,496,317
                                                             ---------------------------------------------------------------------
   Proceeds from shares sold - Investor Class ............          6,154,798      25,595,412        115,837,260        73,848,126
   Reinvestment of distributions - Investor Class ........         13,594,002      15,582,558                  0                 0
   Cost of shares redeemed - Investor Class ..............        (26,210,303)    (41,067,656)      (111,992,567)     (241,812,004)
                                                             ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Investor Class ..........         (6,461,503)        110,314          3,844,693      (167,963,878)
                                                             ---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     capital share transaction - Total ...................         (8,698,048)     (6,848,451)        23,005,648      (150,275,671)
                                                             ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................        (26,951,377)     (2,267,308)        (7,268,107)      198,864,303
                                                             =====================================================================
ENDING NET ASSETS ........................................   $    172,828,767   $ 199,780,144   $  1,472,537,473   $ 1,479,805,580
                                                             =====================================================================

54 Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                       CAPITAL GROWTH FUND
                                                                                ---------------------------------
                                                                                    For the
                                                                                Six Months Ended       For the
                                                                                January 31, 2008     Year Ended
                                                                                  (Unaudited)       July 31, 2007
-----------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................            329,083              536
   Shares issued in reinvestment of distributions - Class A .................              6,397                0
   Shares redeemed - Class A ................................................             (4,439)               0
                                                                                ---------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................            331,041              536
                                                                                ---------------------------------
   Shares sold - Class C ....................................................            112,222              536
   Shares issued in reinvestment of distributions - Class C .................              3,322                0
   Shares redeemed - Class C ................................................             (6,401)               0
                                                                                ---------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................            109,143              536
                                                                                ---------------------------------
   Shares sold - Administrator Class ........................................         19,384,808       17,480,689
   Shares issued in reinvestment of distributions - Administrator Class .....          1,420,174          116,217
   Shares redeemed - Administrator Class ....................................        (11,073,200)     (14,988,744)
                                                                                ---------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......          9,731,782        2,608,162
                                                                                ---------------------------------
   Shares-sold - Advisor Class ..............................................                 NA               NA
   Shares redeemed - Advisor Class ..........................................                 NA               NA
                                                                                ---------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ............                 NA               NA
                                                                                ---------------------------------
   Shares sold - Institutional Class ........................................         28,449,052       12,256,432
   Shares issued in reinvestment of distributions - Institutional Class .....            905,826           31,417
   Shares redeemed - Institutional Class ....................................        (20,463,414)      (4,381,104)
                                                                                ---------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......          8,891,464        7,906,745
                                                                                ---------------------------------
   Shares sold - Investor Class .............................................          3,636,355       12,227,941
   Shares issued in reinvestment of distributions - Investor Class ..........            810,168           70,772
   Shares redeemed - Investor Class .........................................         (2,962,983)      (7,179,469)
                                                                                ---------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ...........          1,483,540        5,119,244
                                                                                ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .............................................................         20,546,970       15,635,223
                                                                                =================================

Ending balance of undistributed net investment income (loss) ................   $       (287,037)   $           0
                                                                                ---------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Large Cap Stock Funds 55


                                                                      DIVIDEND INCOME FUND                   GROWTH FUND
                                                                --------------------------------   --------------------------------
                                                                     For the                           For the
                                                                Six Months Ended      For the      Six Months Ended      For the
                                                                January 31, 2008     Year Ended    January 31, 2008    Year Ended
                                                                   (Unaudited)     July 31, 2007      (Unaudited)     July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .....................................                NA              NA                 NA              NA
   Shares issued in reinvestment of distributions -
     Class A .................................................                NA              NA                 NA              NA
   Shares redeemed - Class A .................................                NA              NA                 NA              NA
                                                                -------------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class A ...                NA              NA                 NA              NA
                                                                -------------------------------------------------------------------
   Shares sold - Class C .....................................                NA              NA             24,519           5,178
   Shares issued in reinvestment of distributions -
     Class C .................................................                NA              NA                  0               0
   Shares redeemed - Class C .................................                NA              NA             (3,201)           (954)
                                                                -------------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Class C ...                NA              NA             21,318           4,224
                                                                -------------------------------------------------------------------
   Shares sold - Administrator Class .........................             1,775          93,039          1,260,011         982,693
   Shares issued in reinvestment of distributions -
     Administrator Class .....................................             3,092          19,847                  0               0
   Shares redeemed - Administrator Class .....................          (132,601)       (520,732)        (1,086,047)     (1,513,203)
                                                                -------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Administrator Class .....................................          (127,734)       (407,846)           173,964       (530,510)
                                                                -------------------------------------------------------------------
   Shares-sold - Advisor Class ...............................                NA              NA          1,874,343       1,423,074
   Shares redeemed - Advisor Class ...........................                NA              NA         (1,229,858)     (1,350,267)
                                                                -------------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Advisor
     Class ...................................................                NA              NA            644,485          72,807
                                                                -------------------------------------------------------------------
   Shares sold - Institutional Class .........................                NA              NA          1,721,821       6,172,686
   Shares issued in reinvestment of distributions -
     Institutional Class .....................................                NA              NA                  0               0
   Shares redeemed - Institutional Class .....................                NA              NA         (1,885,622)     (5,012,482)
                                                                -------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Institutional Class .....................................                NA              NA           (163,801)      1,160,204
                                                                -------------------------------------------------------------------
   Shares sold - Investor Class ..............................           357,340       1,441,202          4,091,791       3,081,049
   Shares issued in reinvestment of distributions -
     Investor Class ..........................................           816,986         897,284                  0               0
   Shares redeemed - Investor Class ..........................        (1,542,191)     (2,314,135)        (4,029,028)    (10,272,545)
                                                                -------------------------------------------------------------------
   Net increase (decrease) in shares outstanding - Investor
     Class ...................................................          (367,865)         24,351             62,763      (7,191,496)
                                                                -------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ............................          (495,599)       (383,495)           738,729      (6,484,771)
                                                                ===================================================================

Ending balance of undistributed net investment income
  (loss) .....................................................  $        150,311   $     155,282   $     (4,560,726)  $           0
                                                                -------------------------------------------------------------------

56 Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets

                                                                                                        GROWTH AND INCOME FUND
                                                                                                   --------------------------------
                                                                                                        For the
                                                                                                   Six Months Ended      For the
                                                                                                   January 31, 2008     Year Ended
                                                                                                      (Unaudited)     July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................................   $    306,436,508   $ 295,949,180

OPERATIONS
   Net investment income (loss) ................................................................          1,022,680       1,175,602
   Net realized gain (loss) on investments .....................................................          4,459,716      39,187,963
   Net change in unrealized appreciation (depreciation) of investments .........................        (24,197,107)     16,615,783
                                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from operations ................................        (18,714,711)     56,979,348
                                                                                                   --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
         Class A ...............................................................................                 NA              NA
         Class B ...............................................................................                 NA              NA
         Class C ...............................................................................                 NA              NA
         Administrator Class ...................................................................             (7,083)         (2,701)
         Advisor Class .........................................................................            (12,807)        (19,117)
         Institutional Class ...................................................................           (200,503)       (340,030)
         Investor Class ........................................................................           (678,862)       (981,269)
   Net realized gain on sales of investments
         Class A ...............................................................................                 NA              NA
         Class B ...............................................................................                 NA              NA
         Class C ...............................................................................                 NA              NA
         Administrator Class ...................................................................                  0               0
         Investor Class ........................................................................                  0               0
                                                                                                   --------------------------------
Total distributions to shareholders ............................................................           (899,255)     (1,343,117)
                                                                                                   --------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................................                 NA              NA
   Reinvestment of distributions - Class A .....................................................                 NA              NA
   Cost of shares redeemed - Class A ...........................................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Class A ................................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Class B .........................................................                 NA              NA
   Reinvestment of distributions - Class B .....................................................                 NA              NA
   Cost of shares redeemed - Class B ...........................................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Class B ................................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Class C .........................................................                 NA              NA
   Reinvestment of distributions - Class C .....................................................                 NA              NA
   Cost of shares redeemed - Class C ...........................................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Class C ................................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Administrator Class .............................................          2,587,098         709,962
   Reinvestment of distributions - Administrator Class .........................................              6,896           2,312
   Cost of shares redeemed - Administrator Class ...............................................         (2,375,462)    (41,990,254)
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Administrator Class ....................................................................            218,532     (41,277,980)
                                                                                                   --------------------------------
   Proceeds from shares sold - Advisor Class ...................................................          1,527,779       3,132,290
   Reinvestment of distributions - Advisor Class ...............................................             12,749          19,028
   Cost of shares redeemed - Advisor Class .....................................................         (1,729,019)     (3,062,025)
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Advisor Class ..........................................................................           (188,491)         89,293
                                                                                                   --------------------------------
   Proceeds from shares sold - Institutional Class .............................................          4,011,852       8,265,549
   Reinvestment of distributions - Institutional Class .........................................            200,503         340,030
   Cost of shares redeemed - Institutional Class ...............................................         (4,679,729)    (10,352,158)
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Institutional Class ....................................................................           (467,374)     (1,746,579)
                                                                                                   --------------------------------
   Proceeds from shares sold - Investor Class ..................................................         22,834,924      71,526,750
   Reinvestment of distributions - Investor Class ..............................................            578,956         955,117
   Cost of shares redeemed - Investor Class ....................................................        (41,511,008)    (74,695,504)
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Investor Class .........................................................................        (18,097,128)     (2,213,637)
                                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .........        (18,534,461)    (45,148,903)
                                                                                                   --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................................        (38,148,427)     10,487,328
                                                                                                   ================================
ENDING NET ASSETS ..............................................................................   $    268,288,081   $ 306,436,508
                                                                                                   ================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Large Cap Stock Funds 57


                                                                                                         LARGE CAP GROWTH FUND
                                                                                                   --------------------------------
                                                                                                        For the
                                                                                                   Six Months Ended      For the
                                                                                                   January 31, 2008     Year Ended
                                                                                                      (Unaudited)     July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................................   $    388,699,550   $ 395,580,667

OPERATIONS
   Net investment income (loss) ................................................................            (22,386)     (1,053,324)
   Net realized gain (loss) on investments .....................................................         18,174,483      47,075,575
   Net change in unrealized appreciation (depreciation) of investments .........................        (17,124,440)     18,267,738
                                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from operations ................................          1,027,657      64,289,989
                                                                                                   --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
         Class A ...............................................................................                 NA              NA
         Class B ...............................................................................                 NA              NA
         Class C ...............................................................................                 NA              NA
         Administrator Class ...................................................................                 NA              NA
         Advisor Class .........................................................................                 NA              NA
         Institutional Class ...................................................................                 NA              NA
         Investor Class ........................................................................                  0               0
   Net realized gain on sales of investments
         Class A ...............................................................................                 NA              NA
         Class B ...............................................................................                 NA              NA
         Class C ...............................................................................                 NA              NA
         Administrator Class ...................................................................                 NA              NA
         Investor Class ........................................................................                  0               0
                                                                                                   --------------------------------
Total distributions to shareholders ............................................................                  0               0
                                                                                                   --------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................................                 NA              NA
   Reinvestment of distributions - Class A .....................................................                 NA              NA
   Cost of shares redeemed - Class A ...........................................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Class A ................................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Class B .........................................................                 NA              NA
   Reinvestment of distributions - Class B .....................................................                 NA              NA
   Cost of shares redeemed - Class B ...........................................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Class B ................................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Class C .........................................................                 NA              NA
   Reinvestment of distributions - Class C .....................................................                 NA              NA
   Cost of shares redeemed - Class C ...........................................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Class C ................................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Administrator Class .............................................                 NA              NA
   Reinvestment of distributions - Administrator Class .........................................                 NA              NA
   Cost of shares redeemed - Administrator Class ...............................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Administrator Class ....................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Advisor Class ...................................................                 NA              NA
   Reinvestment of distributions - Advisor Class ...............................................                 NA              NA
   Cost of shares redeemed - Advisor Class .....................................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Advisor Class ..........................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Institutional Class .............................................                 NA              NA
   Reinvestment of distributions - Institutional Class .........................................                 NA              NA
   Cost of shares redeemed - Institutional Class ...............................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Institutional Class ....................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Investor Class ..................................................         18,894,968      23,745,301
   Reinvestment of distributions - Investor Class ..............................................                  0          16,467
   Cost of shares redeemed - Investor Class ....................................................        (35,522,793)    (94,932,874)
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Investor Class .........................................................................        (16,627,825)    (71,171,106)
                                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .........        (16,627,825)    (71,171,106)
                                                                                                   --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................................        (15,600,168)     (6,881,117)
                                                                                                   ================================
ENDING NET ASSETS ..............................................................................   $    373,099,382   $ 388,699,550
                                                                                                   ================================

                                                                                                              VALUE FUND
                                                                                                   --------------------------------
                                                                                                        For the
                                                                                                   Six Months Ended      For the
                                                                                                   January 31, 2008     Year Ended
                                                                                                      (Unaudited)     July 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................................   $     34,568,472   $  24,996,323

OPERATIONS
   Net investment income (loss) ................................................................            152,796         287,362
   Net realized gain (loss) on investments .....................................................            881,862       1,500,528
   Net change in unrealized appreciation (depreciation) of investments .........................         (2,875,221)      2,216,480
                                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from operations ................................         (1,840,563)      4,004,370
                                                                                                   --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
         Class A ...............................................................................            (31,660)        (41,099)
         Class B ...............................................................................             (1,034)         (3,571)
         Class C ...............................................................................             (1,007)         (1,360)
         Administrator Class ...................................................................            (40,012)        (31,512)
         Advisor Class .........................................................................                 NA              NA
         Institutional Class ...................................................................                 NA              NA
         Investor Class ........................................................................           (243,109)       (233,946)
   Net realized gain on sales of investments
         Class A ...............................................................................           (169,468)       (240,543)
         Class B ...............................................................................            (46,074)        (77,382)
         Class C ...............................................................................            (24,403)        (33,250)
         Administrator Class ...................................................................           (177,171)       (173,772)
         Investor Class ........................................................................         (1,301,577)     (1,478,745)
                                                                                                   --------------------------------
Total distributions to shareholders ............................................................         (2,035,515)     (2,315,180)
                                                                                                   --------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................................             99,067         589,556
   Reinvestment of distributions - Class A .....................................................            199,608         276,974
   Cost of shares redeemed - Class A ...........................................................         (1,513,050)       (660,487)
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Class A ................................................................................         (1,214,375)        206,043
                                                                                                   --------------------------------
   Proceeds from shares sold - Class B .........................................................                425           3,850
   Reinvestment of distributions - Class B .....................................................             46,210          75,088
   Cost of shares redeemed - Class B ...........................................................           (297,653)       (284,974)
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Class B ................................................................................           (251,018)       (206,036)
                                                                                                   --------------------------------
   Proceeds from shares sold - Class C .........................................................              4,111          44,209
   Reinvestment of distributions - Class C .....................................................             20,964          29,015
   Cost of shares redeemed - Class C ...........................................................            (63,387)       (197,584)
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Class C ................................................................................            (38,312)       (124,360)
                                                                                                   --------------------------------
   Proceeds from shares sold - Administrator Class .............................................          1,196,921       3,011,282
   Reinvestment of distributions - Administrator Class .........................................             64,686          62,578
   Cost of shares redeemed - Administrator Class ...............................................         (1,245,169)     (1,995,685)
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Administrator Class ....................................................................             16,438       1,078,175
                                                                                                   --------------------------------
   Proceeds from shares sold - Advisor Class ...................................................                 NA              NA
   Reinvestment of distributions - Advisor Class ...............................................                 NA              NA
   Cost of shares redeemed - Advisor Class .....................................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Advisor Class ..........................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Institutional Class .............................................                 NA              NA
   Reinvestment of distributions - Institutional Class .........................................                 NA              NA
   Cost of shares redeemed - Institutional Class ...............................................                 NA              NA
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Institutional Class ....................................................................                 NA              NA
                                                                                                   --------------------------------
   Proceeds from shares sold - Investor Class ..................................................            983,490      14,106,979
   Reinvestment of distributions - Investor Class ..............................................          1,474,418       1,631,932
   Cost of shares redeemed - Investor Class ....................................................         (5,894,385)     (8,809,774)
                                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from capital share transaction -
        Investor Class .........................................................................         (3,436,477)      6,929,137
                                                                                                   --------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .........         (4,923,744)      7,882,959
                                                                                                   --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................................         (8,799,822)      9,572,149
                                                                                                   ================================
ENDING NET ASSETS ..............................................................................   $     25,768,650   $  34,568,472
                                                                                                   ================================

58 Wells Fargo Advantage Large Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                    GROWTH AND INCOME FUND
                                                                                              ---------------------------------
                                                                                                   For the
                                                                                              Six Months Ended       For the
                                                                                              January 31, 2008      Year Ended
                                                                                                 (Unaudited)      July 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................                 NA               NA
   Shares issued in reinvestment of distributions - Class A ...............................                 NA               NA
   Shares redeemed - Class A ..............................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Class A .............................                 NA               NA
                                                                                              ---------------------------------
   Shares sold - Class B ..................................................................                 NA               NA
   Shares issued in reinvestment of distributions - Class B ...............................                 NA               NA
   Shares redeemed - Class B ..............................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Class B .............................                 NA               NA
                                                                                              ---------------------------------
   Shares sold - Class C ..................................................................                 NA               NA
   Shares issued in reinvestment of distributions - Class C ...............................                 NA               NA
   Shares redeemed - Class C ..............................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Class C .............................                 NA               NA
                                                                                              ---------------------------------
   Shares sold - Administrator Class ......................................................            106,540           31,785
   Shares issued in reinvestment of distributions - Administrator Class ...................                284               94
   Shares redeemed - Administrator Class ..................................................           (107,248)      (2,040,302)
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Administrator Class .................               (424)      (2,008,423)
                                                                                              ---------------------------------
   Shares-sold - Advisor Class ............................................................             61,876          128,949
   Shares issued in reinvestment of distributions - Advisor Class .........................                510              798
   Shares redeemed - Advisor Class ........................................................            (69,695)        (128,045)
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Advisor Class .......................             (7,309)           1,702
                                                                                              ---------------------------------
   Shares sold - Institutional Class ......................................................            162,002          341,391
   Shares issued in reinvestment of distributions - Institutional Class ...................              7,982           14,128
   Shares redeemed - Institutional Class ..................................................           (188,170)        (433,239)
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Institutional Class .................            (18,186)         (77,720)
                                                                                              ---------------------------------
   Shares sold - Investor Class ...........................................................            917,376        2,839,117
   Shares issued in reinvestment of distributions - Investor Class ........................             23,011           40,005
   Shares redeemed - Investor Class .......................................................         (1,666,423)      (3,135,287)
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Investor Class ......................           (726,036)        (256,165)
                                                                                              ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...           (751,955)      (2,340,606)
                                                                                              =================================

Ending balance of undistributed net investment income (loss) ..............................   $        123,425    $           0
                                                                                              ---------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                  Wells Fargo Advantage Large Cap Stock Funds 59


                                                                                                    LARGE CAP GROWTH FUND
                                                                                              ---------------------------------
                                                                                                   For the
                                                                                              Six Months Ended       For the
                                                                                              January 31, 2008      Year Ended
                                                                                                 (Unaudited)      July 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................                 NA               NA
   Shares issued in reinvestment of distributions - Class A ...............................                 NA               NA
   Shares redeemed - Class A ..............................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Class A .............................                 NA               NA
                                                                                              ---------------------------------
   Shares sold - Class B ..................................................................                 NA               NA
   Shares issued in reinvestment of distributions - Class B ...............................                 NA               NA
   Shares redeemed - Class B ..............................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Class B .............................                 NA               NA
                                                                                              ---------------------------------
   Shares sold - Class C ..................................................................                 NA               NA
   Shares issued in reinvestment of distributions - Class C ...............................                 NA               NA
   Shares redeemed - Class C ..............................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Class C .............................                 NA               NA
                                                                                              ---------------------------------
   Shares sold - Administrator Class ......................................................                 NA               NA
   Shares issued in reinvestment of distributions - Administrator Class ...................                 NA               NA
   Shares redeemed - Administrator Class ..................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Administrator Class .................                 NA               NA
                                                                                              ---------------------------------
   Shares-sold - Advisor Class ............................................................                 NA               NA
   Shares issued in reinvestment of distributions - Advisor Class .........................                 NA               NA
   Shares redeemed - Advisor Class ........................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Advisor Class .......................                 NA               NA
                                                                                              ---------------------------------
   Shares sold - Institutional Class ......................................................                 NA               NA
   Shares issued in reinvestment of distributions - Institutional Class ...................                 NA               NA
   Shares redeemed - Institutional Class ..................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Institutional Class .................                 NA               NA
                                                                                              ---------------------------------
   Shares sold - Investor Class ...........................................................            655,776          925,568
   Shares issued in reinvestment of distributions - Investor Class ........................                  0              705
   Shares redeemed - Investor Class .......................................................         (1,234,765)      (3,690,637)
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Investor Class ......................           (578,989)      (2,764,364)
                                                                                              ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...           (578,989)      (2,764,364)
                                                                                              =================================

Ending balance of undistributed net investment income (loss) ..............................   $        (22,386)   $           0
                                                                                              ---------------------------------

                                                                                                          VALUE FUND
                                                                                              ---------------------------------
                                                                                                   For the
                                                                                              Six Months Ended       For the
                                                                                              January 31, 2008      Year Ended
                                                                                                 (Unaudited)      July 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................              4,667           28,521
   Shares issued in reinvestment of distributions - Class A ...............................             10,538           13,514
   Shares redeemed - Class A ..............................................................            (78,219)         (32,492)
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Class A .............................            (63,014)           9,543
                                                                                              ---------------------------------
   Shares sold - Class B ..................................................................                  0              189
   Shares issued in reinvestment of distributions - Class B ...............................              2,469            3,712
   Shares redeemed - Class B ..............................................................            (15,366)         (14,003)
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Class B .............................            (12,897)         (10,102)
                                                                                              ---------------------------------
   Shares sold - Class C ..................................................................                201            2,346
   Shares issued in reinvestment of distributions - Class C ...............................              1,119            1,433
   Shares redeemed - Class C ..............................................................             (3,267)         (10,021)
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Class C .............................             (1,947)          (6,242)
                                                                                              ---------------------------------
   Shares sold - Administrator Class ......................................................             60,466          144,023
   Shares issued in reinvestment of distributions - Administrator Class ...................              3,414            3,054
   Shares redeemed - Administrator Class ..................................................            (62,903)         (95,249)
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Administrator Class .................                977           51,828
                                                                                              ---------------------------------
   Shares-sold - Advisor Class ............................................................                 NA               NA
   Shares issued in reinvestment of distributions - Advisor Class .........................                 NA               NA
   Shares redeemed - Advisor Class ........................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Advisor Class .......................                 NA               NA
                                                                                              ---------------------------------
   Shares sold - Institutional Class ......................................................                 NA               NA
   Shares issued in reinvestment of distributions - Institutional Class ...................                 NA               NA
   Shares redeemed - Institutional Class ..................................................                 NA               NA
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Institutional Class .................                 NA               NA
                                                                                              ---------------------------------
   Shares sold - Investor Class ...........................................................             48,949          680,706
   Shares issued in reinvestment of distributions - Investor Class ........................             78,001           79,812
   Shares redeemed - Investor Class .......................................................           (299,635)        (428,649)
                                                                                              ---------------------------------
      Net increase (decrease) in shares outstanding - Investor Class ......................           (172,685)         331,869
                                                                                              ---------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...           (249,566)         376,896
                                                                                              =================================

Ending balance of undistributed net investment income (loss) ..............................   $         (8,604)   $     155,422
                                                                                              ---------------------------------

60 Wells Fargo Advantage Large Cap Stock Funds              Financial Highlights


                                                     Beginning                    Net Realized    Distributions
                                                     Net Asset         Net       and Unrealized     from Net
                                                     Value Per     Investment      Gain (Loss)     Investment
                                                       Share     Income (Loss)   on Investments      Income
---------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ...    $ 18.64      (0.04) 5          (0.31)            0.00
July 31, 2007 13 .................................    $ 18.64       0.00              0.00             0.00

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ...    $ 18.64      (0.10) 5          (0.31)            0.00
July 31, 2007 13 .................................    $ 18.64       0.00              0.00             0.00

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ...    $ 19.03       0.00 4           (0.34)            0.00
August 1, 2006 to July 31, 2007 ..................    $ 16.07      (0.02) 5           3.08             0.00
August 1, 2005 to July 31, 2006 ..................    $ 16.70      (0.03) 5          (0.12)            0.00
January 1, 2005 to July 31, 2005 6 ...............    $ 15.82      (0.02) 5           0.91             0.00
January 1, 2004 to December 31, 2004 .............    $ 13.40      (0.01)             2.43 7           0.00
June 30, 2003 8 to December 31, 2003 .............    $ 11.96      (0.00) 4           1.44 9           0.00

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ...    $ 19.10       0.02 5           (0.35)            0.00
August 1, 2006 to July 31, 2007 ..................    $ 16.10       0.02 5            3.08             0.00
August 1, 2005 to July 31, 2006 ..................    $ 16.71      (0.00) 4,5        (0.13)            0.00
April 11, 2005 8 to July 31, 2005 6 ..............    $ 15.21      (0.00) 4,5         1.50             0.00

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ...    $ 18.64      (0.04) 5          (0.33)            0.00
August 1, 2006 to July 31, 2007 ..................    $ 15.81      (0.10) 5           3.03             0.00
August 1, 2005 to July 31, 2006 ..................    $ 16.52      (0.11) 5          (0.12)            0.00
January 1, 2005 to July 31, 2005 6 ...............    $ 15.70      (0.06) 5           0.89             0.00
January 1, 2004 to December 31, 2004 .............    $ 13.36      (0.06)             2.40             0.00
January 1, 2003 to December 31, 2003 .............    $ 10.66      (0.04)             2.75 7          (0.01)
October 1, 2002 to December 31, 2002 10 ..........    $ 10.25      (0.00) 4           0.45            (0.04)
October 1, 2001 to September 30, 2002 ............    $ 12.17       0.31             (1.93)           (0.27)

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

4     Amount calculated is less than $0.005.

5     Calculated based upon average shares outstanding.

6     In 2005, the Fund changed its fiscal year end from December 31 to July 31.

7     Includes redemption fee of $0.01.

8     Commencement of operations.

9     Includes redemption fee of $0.02.

10 In 2002, the Fund changed its fiscal year-end from September 30 to December 31.

11    In 2005, the Fund changed its fiscal year-end from October 31 to July 31.

12 The Administrator class had a small income distribution compared to net investment income due to significant shareholder activity. Distribution per share amounts are determined using a different methodology than that used for calculating Net Investment Income (Loss) ratios.

13 Class A and Class C were incepted on July 31, 2007 and had no activity during the year.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights              Wells Fargo Advantage Large Cap Stock Funds 61


                                                                       Ending        Ratio to Average Net Assets (Annualized) 1
                                                      Distributions   Net Asset   -----------------------------------------------
                                                        from Net      Value Per   Net Investment     Gross    Expenses     Net
                                                     Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ...        (1.04)       $ 17.25       (0.41)%         1.33%     (0.08)%     1.25%
July 31, 2007 13 .................................         0.00        $ 18.64        0.00%          0.00%      0.00%      0.00%

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ...        (1.04)       $ 17.19       (1.08)%         2.08%     (0.08)%     2.00%
July 31, 2007 13 .................................         0.00        $ 18.64        0.00%          0.00%      0.00%      0.00%

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ...        (1.04)       $ 17.65        0.05%          1.15%     (0.21)%     0.94%
August 1, 2006 to July 31, 2007 ..................        (0.10)       $ 19.03       (0.09)%         1.18%     (0.24)%     0.94%
August 1, 2005 to July 31, 2006 ..................        (0.48)       $ 16.07       (0.19)%         1.21%     (0.27)%     0.94%
January 1, 2005 to July 31, 2005 6 ...............        (0.01)       $ 16.70       (0.24)%         1.27%     (0.34)%     0.93%
January 1, 2004 to December 31, 2004 .............         0.00        $ 15.82       (0.08)%         1.32%     (0.38)%     0.94%
June 30, 2003 8 to December 31, 2003 .............         0.00        $ 13.40       (0.03)%         2.13%     (1.19)%     0.94%

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ...        (1.04)       $ 17.73        0.23%          0.87%     (0.12)%     0.75%
August 1, 2006 to July 31, 2007 ..................        (0.10)       $ 19.10        0.11%          0.91%     (0.15)%     0.76%
August 1, 2005 to July 31, 2006 ..................        (0.48)       $ 16.10       (0.03)%         0.94%     (0.14)%     0.80%
April 11, 2005 8 to July 31, 2005 6 ..............         0.00        $ 16.71       (0.10)%         0.98%     (0.18)%     0.80%

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ...        (1.04)       $ 17.23       (0.41)%         1.45%     (0.05)%     1.40%
August 1, 2006 to July 31, 2007 ..................        (0.10)       $ 18.64       (0.56)%         1.53%     (0.11)%     1.42%
August 1, 2005 to July 31, 2006 ..................        (0.48)       $ 15.81       (0.64)%         1.55%     (0.13)%     1.42%
January 1, 2005 to July 31, 2005 6 ...............        (0.01)       $ 16.52       (0.71)%         1.67%     (0.23)%     1.44%
January 1, 2004 to December 31, 2004 .............         0.00        $ 15.70       (0.55)%         1.77%     (0.33)%     1.44%
January 1, 2003 to December 31, 2003 .............         0.00        $ 13.36       (0.45)%         1.75%     (0.29)%     1.46%
October 1, 2002 to December 31, 2002 10 ..........         0.00        $ 10.66        0.25%          1.92%     (0.62)%     1.30%
October 1, 2001 to September 30, 2002 ............        (0.03)       $ 10.25        2.27%          1.67%     (0.17)%     1.50%

                                                                Portfolio    Net Assets at
                                                      Total      Turnover    End of Period
                                                     Return 2     Rate 3    (000's omitted)
-------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND
-------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ...    (2.49)%       75%        $   5,720
July 31, 2007 13 .................................     0.00%       114%        $      10

Class C
August 1, 2007 to January 31, 2008 (Unaudited) ...    (2.82)%       75%        $   1,885
July 31, 2007 13 .................................     0.00%       114%        $      10

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ...    (2.34)%       75%        $ 635,804
August 1, 2006 to July 31, 2007 ..................    19.08%       114%        $ 500,499
August 1, 2005 to July 31, 2006 ..................    (1.10)%       89%        $ 380,588
January 1, 2005 to July 31, 2005 6 ...............     5.64%        57%        $  75,840
January 1, 2004 to December 31, 2004 .............    18.06%       239%        $   4,895
June 30, 2003 8 to December 31, 2003 .............    12.04%       229%        $   1,026

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ...    (2.33)%       75%        $ 418,878
August 1, 2006 to July 31, 2007 ..................    19.36%       114%        $ 281,353
August 1, 2005 to July 31, 2006 ..................    (0.98)%       89%        $ 109,801
April 11, 2005 8 to July 31, 2005 6 ..............     9.86%        57%        $  44,171

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ...    (2.60)%       75%        $ 371,794
August 1, 2006 to July 31, 2007 ..................    18.63%       114%        $ 374,723
August 1, 2005 to July 31, 2006 ..................    (1.61)%       89%        $ 236,878
January 1, 2005 to July 31, 2005 6 ...............     5.30%        57%        $ 182,934
January 1, 2004 to December 31, 2004 .............    17.51%       239%        $  99,455
January 1, 2003 to December 31, 2003 .............    25.41%       229%        $  70,748
October 1, 2002 to December 31, 2002 10 ..........     4.38%        72%        $  21,375
October 1, 2001 to September 30, 2002 ............   (13.69)%      311%        $  18,221

62 Wells Fargo Advantage Large Cap Stock Funds              Financial Highlights


                                                               Beginning                    Net Realized    Distributions
                                                               Net Asset        Net        and Unrealized      from Net
                                                               Value Per     Investment      Gain (Loss)      Investment
                                                                 Share     Income (Loss)   on Investments       Income
-------------------------------------------------------------------------------------------------------------------------
DIVIDEND INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) .............    $ 17.09       0.19 5           (0.47)           (0.19)
August 1, 2006 to July 31, 2007 ............................    $ 16.76       0.38 5            1.51            (0.38)
August 1, 2005 to July 31, 2006 ............................    $ 16.53       0.36              0.96            (0.31)
January 1, 2005 to July 31, 2005 6 .........................    $ 16.17       0.14              0.99            (0.12)
January 1, 2004 to December 31, 2004 .......................    $ 14.39       0.27              1.79            (0.28)
January 1, 2003 to December 31, 2003 .......................    $ 11.71       0.19              2.71            (0.22)
January 1, 2002 8  to December 31, 2002 ....................    $ 15.19       0.25             (3.13)           (0.35)

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) .............    $ 17.35       0.16 5           (0.49)           (0.15)
August 1, 2006 to July 31, 2007 ............................    $ 16.99       0.29 5            1.56            (0.31)
August 1, 2005 to July 31, 2006 ............................    $ 16.74       0.27              1.00            (0.24)
January 1, 2005 to July 31, 2005 6 .........................    $ 16.38       0.10              1.00            (0.09)
January 1, 2004 to December 31, 2004 .......................    $ 14.57       0.22              1.81            (0.22)
January 1, 2003 to December 31, 2003 .......................    $ 11.85       0.16              2.72            (0.16)
January 1, 2002 to December 31, 2002 .......................    $ 15.19       0.15             (3.09)           (0.15)

GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
Class C
August 1, 2007 to January 31, 2008 (Unaudited) .............    $ 25.62      (0.18) 5          (0.38)            0.00
August 1, 2006 to July 31, 2007 ............................    $ 20.03      (0.31) 5           5.90             0.00
August 1, 2005 to July 31, 2006 ............................    $ 19.57      (0.32) 5           0.78             0.00
January 1, 2005 to July 31, 2005 6 .........................    $ 19.00      (0.14) 5           0.71             0.00
January 1, 2004 to December 31, 2004 .......................    $ 17.03      (0.30) 5           2.27             0.00
January 1, 2003 to December 31, 2003 .......................    $ 13.21      (0.32) 5           4.14             0.00
December 26, 2002 8  to December 31, 2002 ..................    $ 13.44       0.00 4,5         (0.23)            0.00

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) .............    $ 27.23      (0.03) 5          (0.41)            0.00
August 1, 2006 to July 31, 2007 ............................    $ 21.06      (0.07) 5           6.24             0.00
August 1, 2005 to July 31, 2006 ............................    $ 20.35      (0.10) 5           0.81             0.00
January 1, 2005 to July 31, 2005 6 .........................    $ 19.68      (0.06) 5           0.73             0.00
January 1, 2004 to December 31, 2004 .......................    $ 17.38      (0.03) 5           2.33             0.00
January 1, 2003 to December 31, 2003 .......................    $ 13.29      (0.08) 5           4.17             0.00
August 30, 2002 8  to December 31, 2002 ....................    $ 13.53      (0.01) 5          (0.23)            0.00

Advisor Class
August 1, 2007 to January 31, 2008 (Unaudited) .............    $ 26.36      (0.08) 5          (0.39)            0.00
August 1, 2006 to July 31, 2007 ............................    $ 20.45      (0.15) 5           6.06             0.00
August 1, 2005 to July 31, 2006 ............................    $ 19.84      (0.16) 5           0.77             0.00
January 1, 2005 to July 31, 2005 6 .........................    $ 19.22      (0.10) 5           0.72             0.00
January 1, 2004 to December 31, 2004 .......................    $ 17.09      (0.15) 5           2.28             0.00
January 1, 2003 to December 31, 2003 .......................    $ 13.14      (0.16) 5           4.11             0.00
January 1, 2002 to December 31, 2002 .......................    $ 17.58      (0.17) 5          (4.27)            0.00

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) .............    $ 27.74      (0.01) 5          (0.41)            0.00
August 1, 2006 to July 31, 2007 ............................    $ 21.42      (0.04) 5           6.36             0.00
August 1, 2005 to July 31, 2006 ............................    $ 20.68      (0.07) 5           0.81             0.00
January 1, 2005 to July 31, 2005 6 .........................    $ 19.99      (0.05) 5           0.74             0.00
January 1, 2004 to December 31, 2004 .......................    $ 17.65      (0.03) 5           2.37             0.00
January 1, 2003 to December 31, 2003 .......................    $ 13.48      (0.07) 5           4.24             0.00
January 1, 2002 to December 31, 2002 .......................    $ 17.91      (0.08) 5          (4.35)            0.00

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) .............    $ 26.43      (0.10) 5          (0.39)            0.00
August 1, 2006 to July 31, 2007 ............................    $ 20.55      (0.19) 5           6.07             0.00
August 1, 2005 to July 31, 2006 ............................    $ 19.96      (0.20) 5           0.79             0.00
January 1, 2005 to July 31, 2005 6 .........................    $ 19.35      (0.11) 5           0.72             0.00
January 1, 2004 to December 31, 2004 .......................    $ 17.19      (0.13) 5           2.29             0.00
January 1, 2003 to December 31, 2003 .......................    $ 13.21      (0.16) 5           4.14             0.00
January 1, 2002 to December 31, 2002 .......................    $ 17.68      (0.18) 5          (4.29)            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights              Wells Fargo Advantage Large Cap Stock Funds 63


                                                                           Ending       Ratio to Average Net Assets (Annualized) 1
                                                         Distributions   Net Asset   -----------------------------------------------
                                                           from Net      Value Per   Net Investment     Gross    Expenses      Net
                                                        Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
DIVIDEND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ......       (1.19)        $ 15.43         2.18%         1.22%     (0.26)%     0.96%
August 1, 2006 to July 31, 2007 .....................       (1.18)        $ 17.09         2.16%         1.24%     (0.28)%     0.96%
August 1, 2005 to July 31, 2006 .....................       (0.78)        $ 16.76         2.01%         1.23%     (0.27)%     0.96%
January 1, 2005 to July 31, 2005 6 ..................       (0.65)        $ 16.53         1.47%         1.24%     (0.28)%     0.96%
January 1, 2004 to December 31, 2004 ................        0.00         $ 16.17         1.75%         1.36%     (0.41)%     0.95%
January 1, 2003 to December 31, 2003 ................        0.00         $ 14.39         1.62%         1.40%     (0.40)%     1.00%
January 1, 2002 8  to December 31, 2002 .............       (0.25)        $ 11.71         1.64%         2.10%     (1.10)%     1.00%

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ......       (1.19)        $ 15.68         1.77%         1.50%     (0.13)%     1.37%
August 1, 2006 to July 31, 2007 .....................       (1.18)        $ 17.35         1.62%         1.51%     (0.14)%     1.37%
August 1, 2005 to July 31, 2006 .....................       (0.78)        $ 16.99         1.57%         1.50%     (0.13)%     1.37%
January 1, 2005 to July 31, 2005 6 ..................       (0.65)        $ 16.74         1.06%         1.52%     (0.13)%     1.39%
January 1, 2004 to December 31, 2004 ................        0.00         $ 16.38         1.40%         1.40%     (0.04)%     1.36%
January 1, 2003 to December 31, 2003 ................        0.00         $ 14.57         1.24%         1.40%      0.00%      1.40%
January 1, 2002 to December 31, 2002 ................       (0.25)        $ 11.85         1.05%         1.40%      0.00%      1.40%

GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
Class C
August 1, 2007 to January 31, 2008 (Unaudited) ......        0.00         $ 25.06        (1.35)%        2.12%     (0.08)%     2.04%
August 1, 2006 to July 31, 2007 .....................        0.00         $ 25.62        (1.35)%        2.09%     (0.04)%     2.05%
August 1, 2005 to July 31, 2006 .....................        0.00         $ 20.03        (1.52)%        2.08%     (0.03)%     2.05%
January 1, 2005 to July 31, 2005 6 ..................        0.00         $ 19.57        (1.36)%        1.94%     (0.15)%     1.79%
January 1, 2004 to December 31, 2004 ................        0.00         $ 19.00        (1.74)%        3.35%     (0.93)%     2.42%
January 1, 2003 to December 31, 2003 ................        0.00         $ 17.03        (2.02)%        4.31%     (1.84)%     2.47%
December 26, 2002 8  to December 31, 2002 ...........        0.00         $ 13.21         0.00%         2.34%     (0.01)%     2.33%

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ......        0.00         $ 26.79        (0.24)%        1.19%     (0.23)%     0.96%
August 1, 2006 to July 31, 2007 .....................        0.00         $ 27.23        (0.29)%        1.16%     (0.20)%     0.96%
August 1, 2005 to July 31, 2006 .....................        0.00         $ 21.06        (0.44)%        1.16%     (0.20)%     0.96%
January 1, 2005 to July 31, 2005 6 ..................        0.00         $ 20.35        (0.51)%        1.20%     (0.24)%     0.96%
January 1, 2004 to December 31, 2004 ................        0.00         $ 19.68        (0.19)%        1.31%     (0.36)%     0.95%
January 1, 2003 to December 31, 2003 ................        0.00         $ 17.38        (0.52)%        1.24%     (0.27)%     0.97%
August 30, 2002 8  to December 31, 2002 .............        0.00         $ 13.29        (0.69)%        1.26%     (0.27)%     0.99%

Advisor Class
August 1, 2007 to January 31, 2008 (Unaudited) ......        0.00         $ 25.89        (0.58)%        1.37%     (0.07)%     1.30%
August 1, 2006 to July 31, 2007 .....................        0.00         $ 26.36        (0.63)%        1.34%     (0.04)%     1.30%
August 1, 2005 to July 31, 2006 .....................        0.00         $ 20.45        (0.77)%        1.33%     (0.03)%     1.30%
January 1, 2005 to July 31, 2005 6 ..................        0.00         $ 19.84        (0.93)%        1.43%     (0.04)%     1.39%
January 1, 2004 to December 31, 2004 ................        0.00         $ 19.22        (0.86)%        1.59%     (0.05)%     1.54%
January 1, 2003 to December 31, 2003 ................        0.00         $ 17.09        (1.10)%        1.57%     (0.02)%     1.55%
January 1, 2002 to December 31, 2002 ................        0.00         $ 13.14        (1.16)%        1.56%      0.00%      1.56%

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ......        0.00         $ 27.32        (0.08)%        0.92%     (0.12)%     0.80%
August 1, 2006 to July 31, 2007 .....................        0.00         $ 27.74        (0.14)%        0.89%     (0.07)%     0.82%
August 1, 2005 to July 31, 2006 .....................        0.00         $ 21.42        (0.33)%        0.88%     (0.03)%     0.85%
January 1, 2005 to July 31, 2005 6 ..................        0.00         $ 20.68        (0.47)%        0.96%     (0.04)%     0.92%
January 1, 2004 to December 31, 2004 ................        0.00         $ 19.99        (0.17)%        0.93%     (0.04)%     0.89%
January 1, 2003 to December 31, 2003 ................        0.00         $ 17.65        (0.45)%        0.92%     (0.02)%     0.90%
January 1, 2002 to December 31, 2002 ................        0.00         $ 13.48        (0.51)%        0.92%      0.00%      0.92%

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ......        0.00         $ 25.94        (0.73)%        1.52%     (0.07)%     1.45%
August 1, 2006 to July 31, 2007 .....................        0.00         $ 26.43        (0.80)%        1.51%     (0.04)%     1.47%
August 1, 2005 to July 31, 2006 .....................        0.00         $ 20.55        (0.95)%        1.50%     (0.03)%     1.47%
January 1, 2005 to July 31, 2005 6 ..................        0.00         $ 19.96        (1.03)%        1.52%     (0.04)%     1.48%
January 1, 2004 to December 31, 2004 ................        0.00         $ 19.35        (0.77)%        1.52%     (0.04)%     1.48%
January 1, 2003 to December 31, 2003 ................        0.00         $ 17.19        (1.08)%        1.54%     (0.01)%     1.53%
January 1, 2002 to December 31, 2002 ................        0.00         $ 13.21        (1.18)%        1.59%     (0.01)%     1.58%

                                                                   Portfolio    Net Assets at
                                                          Total     Turnover    End of Period
                                                        Return 2     Rate 3    (000's omitted)
----------------------------------------------------------------------------------------------
DIVIDEND INCOME FUND
----------------------------------------------------------------------------------------------
Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ......    (2.03)%        4%         $     1,179
August 1, 2006 to July 31, 2007 .....................    11.45%        18%         $     3,489
August 1, 2005 to July 31, 2006 .....................     8.37%         8%         $    10,255
January 1, 2005 to July 31, 2005 6 ..................     7.15%        26%         $     4,957
January 1, 2004 to December 31, 2004 ................    14.49%        49%         $     4,351
January 1, 2003 to December 31, 2003 ................    24.99%        92%         $     5,054
January 1, 2002 8  to December 31, 2002 .............   (19.42)%      114%         $       559

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ......    (2.25)%        4%         $   171,650
August 1, 2006 to July 31, 2007 .....................    11.04%        18%         $   196,291
August 1, 2005 to July 31, 2006 .....................     7.93%         8%         $   191,792
January 1, 2005 to July 31, 2005 6 ..................     6.85%        26%         $   223,800
January 1, 2004 to December 31, 2004 ................    14.04%        49%         $   122,747
January 1, 2003 to December 31, 2003 ................    24.50%        92%         $   140,758
January 1, 2002 to December 31, 2002 ................   (19.77)%      114%         $   151,165

GROWTH FUND
----------------------------------------------------------------------------------------------
Class C
August 1, 2007 to January 31, 2008 (Unaudited) ......    (2.07)%       64%         $       852
August 1, 2006 to July 31, 2007 .....................    27.86%       117%         $       325
August 1, 2005 to July 31, 2006 .....................     2.35%       123%         $       170
January 1, 2005 to July 31, 2005 6 ..................     3.00%        76%         $       146
January 1, 2004 to December 31, 2004 ................    11.57%        92%         $       314
January 1, 2003 to December 31, 2003 ................    28.92%       139%         $       512
December 26, 2002 8  to December 31, 2002 ...........    (1.71)%      249%         $        98

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ......    (1.51)%       64%         $   131,120
August 1, 2006 to July 31, 2007 .....................    29.25%       117%         $   128,523
August 1, 2005 to July 31, 2006 .....................     3.49%       123%         $   110,565
January 1, 2005 to July 31, 2005 6 ..................     3.40%        76%         $    65,886
January 1, 2004 to December 31, 2004 ................    13.23%        92%         $    66,658
January 1, 2003 to December 31, 2003 ................    30.78%       139%         $    55,851
August 30, 2002 8  to December 31, 2002 .............    (1.77)%      249%         $    13,106

Advisor Class
August 1, 2007 to January 31, 2008 (Unaudited) ......    (1.71)%       64%         $    39,412
August 1, 2006 to July 31, 2007 .....................    28.85%       117%         $    23,142
August 1, 2005 to July 31, 2006 .....................     3.07%       123%         $    16,468
January 1, 2005 to July 31, 2005 6 ..................     3.23%        76%         $     9,762
January 1, 2004 to December 31, 2004 ................    12.46%        92%         $     6,357
January 1, 2003 to December 31, 2003 ................    30.06%       139%         $     9,294
January 1, 2002 to December 31, 2002 ................   (25.26)%      249%         $     9,764

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ......    (1.44)%       64%         $   256,163
August 1, 2006 to July 31, 2007 .....................    29.46%       117%         $   264,648
August 1, 2005 to July 31, 2006 .....................     3.58%       123%         $   179,549
January 1, 2005 to July 31, 2005 6 ..................     3.45%        76%         $   315,764
January 1, 2004 to December 31, 2004 ................    13.26%        92%         $   294,892
January 1, 2003 to December 31, 2003 ................    30.93%       139%         $   311,312
January 1, 2002 to December 31, 2002 ................   (24.73)%      249%         $   195,054

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ......    (1.78)%       64%         $ 1,044,990
August 1, 2006 to July 31, 2007 .....................    28.61%       117%         $ 1,063,168
August 1, 2005 to July 31, 2006 .....................     2.96%       123%         $   974,189
January 1, 2005 to July 31, 2005 6 ..................     3.15%        76%         $ 1,182,352
January 1, 2004 to December 31, 2004 ................    12.57%        92%         $ 1,146,002
January 1, 2003 to December 31, 2003 ................    30.13%       139%         $ 1,365,946
January 1, 2002 to December 31, 2002 ................   (25.28)%      249%         $ 1,256,292

64 Wells Fargo Advantage Large Cap Stock Funds              Financial Highlights


                                                   Beginning                  Net Realized   Distributions
                                                   Net Asset       Net       and Unrealized    from Net
                                                   Value Per    Investment     Gain (Loss)    Investment
                                                     Share    Income (Loss)  on Investments     Income
----------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------
Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ..   $ 25.05        0.08 5        (1.64)         (0.12)
August 1, 2006 to July 31, 2007 .................   $ 20.27        0.54 5         4.37          (0.13) 12
August 1, 2005 to July 31, 2006 .................   $ 20.67        0.14 5        (0.39)         (0.15)
January 1, 2005 to July 31, 2005 6  .............   $ 21.17        0.09 5        (0.51)         (0.08)
January 1, 2004 to December 31, 2004 ............   $ 19.52        0.19           1.63          (0.17)
January 1, 2003 to December 31, 2003 ............   $ 15.75        0.11 5         3.79          (0.13)
January 1, 2002 8 to December 31, 2002 ..........   $ 20.28        0.11          (4.46)         (0.18)

Advisor Class
August 1, 2007 to January 31, 2008 (Unaudited) ..   $ 25.04        0.00 4        (1.58)         (0.09)
August 1, 2006 to July 31, 2007 .................   $ 20.31        0.11 5         4.76          (0.14)
August 1, 2005 to July 31, 2006 .................   $ 20.70        0.10 5        (0.38)         (0.11)
January 1, 2005 to July 31, 2005 6  .............   $ 21.21        0.05 5        (0.51)         (0.05)
January 1, 2004 to December 31, 2004 ............   $ 19.57        0.08           1.65          (0.09)
January 1, 2003 to December 31, 2003 ............   $ 15.77        0.05 5         3.80          (0.05)
January 1, 2002 to December 31, 2002 ............   $ 20.20        0.04          (4.41)         (0.06)

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ..   $ 25.30        0.16 5        (1.71)         (0.15)
August 1, 2006 to July 31, 2007 .................   $ 20.51        0.23 5         4.81          (0.25)
August 1, 2005 to July 31, 2006 .................   $ 20.91        0.20 5        (0.39)         (0.21)
January 1, 2005 to July 31, 2005 6  .............   $ 21.41        0.12 5        (0.50)         (0.12)
January 1, 2004 to December 31, 2004 ............   $ 19.72        0.26           1.62          (0.19)
January 1, 2003 to December 31, 2003 ............   $ 15.92        0.16 5         3.83          (0.19)
January 1, 2002 to December 31, 2002 ............   $ 20.49        0.15          (4.49)         (0.23)

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ..   $ 25.19        0.08 5        (1.69)         (0.07)
August 1, 2006 to July 31, 2007 .................   $ 20.42        0.08 5         4.79          (0.10)
August 1, 2005 to July 31, 2006 .................   $ 20.82        0.06 5        (0.39)         (0.07)
January 1, 2005 to July 31, 2005 6  .............   $ 21.33        0.04 5        (0.50)         (0.05)
January 1, 2004 to December 31, 2004 ............   $ 19.68        0.09           1.66          (0.10)
January 1, 2003 to December 31, 2003 ............   $ 15.85        0.04 5         3.83          (0.04)
January 1, 2002 to December 31, 2002 ............   $ 20.28        0.02          (4.45)         (0.00) 4

LARGE CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ..   $ 27.18        0.00           0.01           0.00
August 1, 2006 to July 31, 2007 .................   $ 23.18       (0.07)          4.07           0.00
August 1, 2005 to July 31, 2006 .................   $ 23.57       (0.10)         (0.29)          0.00
January 1, 2005 to July 31, 2005 6  .............   $ 22.75       (0.07)          0.89           0.00
January 1, 2004 to December 31, 2004 ............   $ 20.94       (0.07)          1.88           0.00
January 1, 2003 to December 31, 2003 ............   $ 16.51       (0.10)          4.53           0.00
January 1, 2002 to December 31, 2002 ............   $ 23.55       (0.08)         (6.96)          0.00

VALUE FUND
----------------------------------------------------------------------------------------------------------

Class A
August 1, 2007 to January 31, 2008 (Unaudited) ..   $ 20.51        0.10 5        (1.28)         (0.21)
August 1, 2006 to July 31, 2007 .................   $ 19.10        0.19 5         2.76          (0.21)
August 1, 2005 to July 31, 2006 11  .............   $ 18.90        0.20           0.67          (0.12)
November 1, 2004 to July 31, 2005 11  ...........   $ 17.73        0.09           1.49 9        (0.08)
July 26, 2004 8 to October 31, 2004 .............   $ 17.06        0.01           0.66           0.00

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ..   $ 20.28        0.02 5        (1.28)         (0.02)
August 1, 2006 to July 31, 2007 .................   $ 18.91        0.03 5         2.73          (0.06)
August 1, 2005 to July 31, 2006 11  .............   $ 18.73        0.06           0.67           0.00
November 1, 2004 to July 31, 2005 11  ...........   $ 17.65        0.01           1.45 7        (0.05)
July 26, 2004 8 to October 31, 2004 .............   $ 17.06       (0.01)          0.60           0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights              Wells Fargo Advantage Large Cap Stock Funds 65


                                                                     Ending    Ratio to Average Net Assets (Annualized) 1
                                                    Distributions  Net Asset  --------------------------------------------
                                                      from Net     Value Per  Net Investment   Gross    Expenses     Net
                                                   Realized Gains    Share     Income (Loss)  Expenses   Waived   Expenses
--------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ..        0.00       $ 23.37       0.63%        1.21%    (0.26)%    0.95%
August 1, 2006 to July 31, 2007 .................        0.00       $ 25.05       2.47%        1.18%    (0.25)%    0.93%
August 1, 2005 to July 31, 2006 .................        0.00       $ 20.27       0.66%        1.22%    (0.26)%    0.96%
January 1, 2005 to July 31, 2005 6  .............        0.00       $ 20.67       0.75%        1.15%    (0.19)%    0.96%
January 1, 2004 to December 31, 2004 ............        0.00       $ 21.17       0.77%        1.09%    (0.15)%    0.94%
January 1, 2003 to December 31, 2003 ............        0.00       $ 19.52       0.65%        1.06%    (0.08)%    0.98%
January 1, 2002 8 to December 31, 2002 ..........        0.00       $ 15.75       0.68%        1.07%    (0.09)%    0.98%

Advisor Class
August 1, 2007 to January 31, 2008 (Unaudited) ..        0.00       $ 23.37       0.78%        1.36%    (0.22)%    1.14%
August 1, 2006 to July 31, 2007 .................        0.00       $ 25.04       0.48%        1.36%    (0.22)%    1.14%
August 1, 2005 to July 31, 2006 .................        0.00       $ 20.31       0.47%        1.35%    (0.21)%    1.14%
January 1, 2005 to July 31, 2005 6  .............        0.00       $ 20.70       0.42%        1.39%    (0.14)%    1.25%
January 1, 2004 to December 31, 2004 ............        0.00       $ 21.21       0.36%        1.44%    (0.06)%    1.38%
January 1, 2003 to December 31, 2003 ............        0.00       $ 19.57       0.29%        1.35%    (0.01)%    1.34%
January 1, 2002 to December 31, 2002 ............        0.00       $ 15.77       0.24%        1.27%    (0.01)%    1.26%

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ..        0.00       $ 23.60       1.26%        0.95%    (0.29)%    0.66%
August 1, 2006 to July 31, 2007 .................        0.00       $ 25.30       0.97%        0.96%    (0.30)%    0.66%
August 1, 2005 to July 31, 2006 .................        0.00       $ 20.51       0.96%        0.95%    (0.29)%    0.66%
January 1, 2005 to July 31, 2005 6  .............        0.00       $ 20.91       1.04%        0.77%    (0.17)%    0.60%
January 1, 2004 to December 31, 2004 ............        0.00       $ 21.41       0.93%        0.76%    (0.05)%    0.71%
January 1, 2003 to December 31, 2003 ............        0.00       $ 19.72       0.95%        0.69%    (0.01)%    0.68%
January 1, 2002 to December 31, 2002 ............        0.00       $ 15.92       0.87%        0.66%    (0.01)%    0.65%

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ..        0.00       $ 23.51       0.62%        1.50%    (0.19)%    1.31%
August 1, 2006 to July 31, 2007 .................        0.00       $ 25.19       0.32%        1.53%    (0.22)%    1.31%
August 1, 2005 to July 31, 2006 .................        0.00       $ 20.42       0.30%        1.52%    (0.21)%    1.31%
January 1, 2005 to July 31, 2005 6  .............        0.00       $ 20.82       0.33%        1.47%    (0.14)%    1.33%
January 1, 2004 to December 31, 2004 ............        0.00       $ 21.33       0.40%        1.40%    (0.05)%    1.35%
January 1, 2003 to December 31, 2003 ............        0.00       $ 19.68       0.25%        1.40%    (0.02)%    1.38%
January 1, 2002 to December 31, 2002 ............        0.00       $ 15.85       0.08%        1.43%    (0.01)%    1.42%

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ..        0.00       $ 27.19      (0.01)%       1.49%    (0.30)%    1.19%
August 1, 2006 to July 31, 2007 .................        0.00       $ 27.18      (0.26)%       1.53%    (0.34)%    1.19%
August 1, 2005 to July 31, 2006 .................        0.00       $ 23.18      (0.37)%       1.51%    (0.32)%    1.19%
January 1, 2005 to July 31, 2005 6  .............        0.00       $ 23.57      (0.50)%       1.40%    (0.18)%    1.22%
January 1, 2004 to December 31, 2004 ............        0.00       $ 22.75      (0.30)%       1.24%    (0.04)%    1.20%
January 1, 2003 to December 31, 2003 ............        0.00       $ 20.94      (0.48)%       1.27%    (0.02)%    1.25%
January 1, 2002 to December 31, 2002 ............        0.00       $ 16.51      (0.37)%       1.24%    (0.01)%    1.23%

VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 to January 31, 2008 (Unaudited) ..       (1.17)      $ 17.95       0.96%        1.73%    (0.53)%    1.20%
August 1, 2006 to July 31, 2007 .................       (1.33)      $ 20.51       0.90%        1.75%    (0.55)%    1.20%
August 1, 2005 to July 31, 2006 11  .............       (0.55)      $ 19.10       1.01%        2.04%    (0.84)%    1.20%
November 1, 2004 to July 31, 2005 11  ...........       (0.33)      $ 18.90       0.66%        1.65%    (0.45)%    1.20%
July 26, 2004 8 to October 31, 2004 .............        0.00       $ 17.73       0.34%        2.03%    (0.83)%    1.20%

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ..       (1.17)      $ 17.83       0.20%        2.49%    (0.55)%    1.94%
August 1, 2006 to July 31, 2007 .................       (1.33)      $ 20.28       0.17%        2.51%    (0.56)%    1.95%
August 1, 2005 to July 31, 2006 11  .............       (0.55)      $ 18.91       0.28%        2.80%    (0.85)%    1.95%
November 1, 2004 to July 31, 2005 11  ...........       (0.33)      $ 18.73      (0.10)%       2.40%    (0.45)%    1.95%
July 26, 2004 8 to October 31, 2004 .............        0.00       $ 17.65      (0.49)%       2.78%    (0.83)%    1.95%

                                                              Portfolio   Net Assets at
                                                     Total    Turnover    End of Period
                                                   Return 2     Rate 3   (000's omitted)
----------------------------------------------------------------------------------------
GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------
Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) ..    (6.26)%      20%       $     396
August 1, 2006 to July 31, 2007 .................    24.25%       56%       $     435
August 1, 2005 to July 31, 2006 .................    (1.22)%      16%       $  41,066
January 1, 2005 to July 31, 2005 6  .............    (1.96)%      74%       $ 100,221
January 1, 2004 to December 31, 2004 ............     9.35%      136%       $  19,836
January 1, 2003 to December 31, 2003 ............    24.90%      199%       $  29,557
January 1, 2002 8 to December 31, 2002 ..........   (21.47)%     188%       $  19,280

Advisor Class
August 1, 2007 to January 31, 2008 (Unaudited) ..    (6.37)%      20%       $   3,215
August 1, 2006 to July 31, 2007 .................    24.06%       56%       $   3,629
August 1, 2005 to July 31, 2006 .................    (1.36)%      16%       $   2,908
January 1, 2005 to July 31, 2005 6  .............    (2.14)%      74%       $   5,007
January 1, 2004 to December 31, 2004 ............     8.85%      136%       $   6,068
January 1, 2003 to December 31, 2003 ............    24.42%      199%       $   8,631
January 1, 2002 to December 31, 2002 ............   (21.67)%     188%       $  10,347

Institutional Class
August 1, 2007 to January 31, 2008 (Unaudited) ..    (6.15)%      20%       $  31,143
August 1, 2006 to July 31, 2007 .................    24.64%       56%       $  33,839
August 1, 2005 to July 31, 2006 .................    (0.90)%      16%       $  29,025
January 1, 2005 to July 31, 2005 6  .............    (1.76)%      74%       $  30,157
January 1, 2004 to December 31, 2004 ............     9.59%      136%       $  36,879
January 1, 2003 to December 31, 2003 ............    25.26%      199%       $  83,589
January 1, 2002 to December 31, 2002 ............    21.22%      188%       $  67,014

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ..    (6.42)%      20%       $ 233,534
August 1, 2006 to July 31, 2007 .................    23.86%       56%       $ 268,534
August 1, 2005 to July 31, 2006 .................    (1.58)%      16%       $ 222,951
January 1, 2005 to July 31, 2005 6  .............    (2.16)%      74%       $ 312,828
January 1, 2004 to December 31, 2004 ............     8.88%      136%       $ 465,228
January 1, 2003 to December 31, 2003 ............    24.44%      199%       $ 633,211
January 1, 2002 to December 31, 2002 ............   (21.83)%     188%       $ 582,081

LARGE CAP GROWTH FUND
----------------------------------------------------------------------------------------

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) ..     0.11%       46%       $ 373,099
August 1, 2006 to July 31, 2007 .................    17.26%      113%       $ 388,700
August 1, 2005 to July 31, 2006 .................    (1.65)%      98%       $ 395,581
January 1, 2005 to July 31, 2005 6  .............     3.60%       50%       $ 468,519
January 1, 2004 to December 31, 2004 ............     8.64%       89%       $ 518,431
January 1, 2003 to December 31, 2003 ............    26.83%      253%       $ 644,131
January 1, 2002 to December 31, 2002 ............   (29.89)%     443%       $ 588,894

VALUE FUND
----------------------------------------------------------------------------------------

Class A
August 1, 2007 to January 31, 2008 (Unaudited) ..    (6.08)%      15%       $   2,317
August 1, 2006 to July 31, 2007 .................    15.54%       24%       $   3,939
August 1, 2005 to July 31, 2006 11  .............     4.77%       33%       $   3,487
November 1, 2004 to July 31, 2005 11  ...........     9.00%       32%       $   4,057
July 26, 2004 8 to October 31, 2004 .............     3.93%       25%       $   1,438

Class B
August 1, 2007 to January 31, 2008 (Unaudited) ..    (6.48)%      15%       $     651
August 1, 2006 to July 31, 2007 .................    14.62%       24%       $   1,002
August 1, 2005 to July 31, 2006 11  .............     4.03%       33%       $   1,126
November 1, 2004 to July 31, 2005 11  ...........     8.37%       32%       $   1,306
July 26, 2004 8 to October 31, 2004 .............     3.46%       25%       $     395

66 Wells Fargo Advantage Large Cap Stock Funds              Financial Highlights


                                                       Beginning                    Net Realized    Distributions
                                                       Net Asset        Net        and Unrealized      from Net
                                                       Value Per    Investment       Gain (Loss)      Investment
                                                         Share     Income (Loss)   on Investments      Income
------------------------------------------------------------------------------------------------------------------

VALUE FUND (continued)
------------------------------------------------------------------------------------------------------------------
Class C
August 1, 2007 to January 31, 2008 (Unaudited) .....     $20.31        0.02 5          (1.28)          (0.05)
August 1, 2006 to July 31, 2007 ....................     $18.92        0.03 5           2.74           (0.05)
August 1, 2005 to July 31, 2006 11 .................     $18.75        0.06             0.66            0.00
November 1, 2004 to July 31, 2005 11 ...............     $17.66        0.02             1.45 7         (0.05)
July 26, 2004 8 to October 31, 2004 ................     $17.06        0.00             0.60            0.00

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) .....     $20.52        0.12 5          (1.29)          (0.26)
August 1, 2006 to July 31, 2007 ....................     $19.09        0.24 5           2.76           (0.24)
August 1, 2005 to July 31, 2006 11 .................     $18.87        0.25             0.68           (0.16)
November 1, 2004 to July 31, 2005 11 ...............     $17.71        0.15             1.45 9         (0.11)
July 26, 2004 8 to October 31, 2004 ................     $17.06        0.03             0.62            0.00

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) .....     $20.47        0.10 5           (1.29)         (0.21)
August 1, 2006 to July 31, 2007 ....................     $19.06        0.18 5            2.76          (0.20)
August 1, 2005 to July 31, 2006 11 .................     $18.85        0.21              0.66          (0.11)
November 1, 2004 to July 31, 2005 11 ...............     $17.70        0.12              1.45 9        (0.09)
November 1, 2003 to October 31, 2004 ...............     $15.97        0.07              1.72          (0.05)
November 1, 2002 to October 31, 2003 ...............     $12.94        0.09              3.05          (0.10)
November 1, 2001 to October 31, 2002 ...............     $13.63        0.09             (0.69)         (0.09)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights              Wells Fargo Advantage Large Cap Stock Funds 67


                                                                         Ending         Ratio to Average Net Assets (Annualized) 1
                                                       Distributions    Net Asset   ------------------------------------------------
                                                          from Net      Value Per   Net Investment     Gross    Expenses     Net
                                                       Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------

VALUE FUND (continued)
------------------------------------------------------------------------------------------------------------------------------------
Class C
August 1, 2007 to January 31, 2008 (Unaudited) .....       (1.17)         $17.83         0.22%         2.49%     (0.55)%     1.94%
August 1, 2006 to July 31, 2007 ....................       (1.33)         $20.31         0.16%         2.51%     (0.56)%     1.95%
August 1, 2005 to July 31, 2006 11 .................       (0.55)         $18.92         0.29%         2.80%     (0.85)%     1.95%
November 1, 2004 to July 31, 2005 11 ...............       (0.33)         $18.75        (0.13)%        2.39%     (0.44)%     1.95%
July 26, 2004 8 to October 31, 2004 ................        0.00          $17.66        (0.33)%        2.86%     (0.91)%     1.95%

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) .....       (1.17)         $17.92         1.21%         1.57%     (0.62)%     0.95%
August 1, 2006 to July 31, 2007 ....................       (1.33)         $20.52         1.15%         1.56%     (0.61)%     0.95%
August 1, 2005 to July 31, 2006 11 .................       (0.55)         $19.09         1.35%         1.89%     (0.94)%     0.95%
November 1, 2004 to July 31, 2005 11 ...............       (0.33)         $18.87         1.09%         1.36%     (0.41)%     0.95%
July 26, 2004 8 to October 31, 2004 ................        0.00          $17.71         0.77%         1.80%     (0.85)%     0.95%

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) .....       (1.17)         $17.90         0.97%         1.90%     (0.70)%     1.20%
August 1, 2006 to July 31, 2007 ....................       (1.33)         $20.47         0.89%         1.91%     (0.71)%     1.20%
August 1, 2005 to July 31, 2006 11 .................       (0.55)         $19.06         1.05%         2.16%     (0.96)%     1.20%
November 1, 2004 to July 31, 2005 11 ...............       (0.33)         $18.85         0.84%         1.62%     (0.42)%     1.20%
November 1, 2003 to October 31, 2004 ...............        0.00          $17.70         0.39%         1.51%     (0.29)%     1.22%
November 1, 2002 to October 31, 2003 ...............       (0.01)         $15.97         0.65%         1.76%     (0.51)%     1.25%
November 1, 2001 to October 31, 2002 ...............        0.00          $12.94         0.66%         2.63%     (1.44)%     1.19%

                                                                  Portfolio    Net Assets at
                                                        Total      Turnover    End of Period
                                                       Return 2     Rate 3    (000's omitted)
----------------------------------------------------------------------------------------------

VALUE FUND (continued)
----------------------------------------------------------------------------------------------
Class C
August 1, 2007 to January 31, 2008 (Unaudited) .....    (6.52)%      15%          $    372
August 1, 2006 to July 31, 2007 ....................    14.68%       24%          $    463
August 1, 2005 to July 31, 2006 11 .................     3.97%       33%          $    549
November 1, 2004 to July 31, 2005 11 ...............     8.41%       32%          $    691
July 26, 2004 8 to October 31, 2004 ................     3.52%       25%          $    174

Administrator Class
August 1, 2007 to January 31, 2008 (Unaudited) .....    (6.03)%      15%          $  2,793
August 1, 2006 to July 31, 2007 ....................    15.79%       24%          $  3,177
August 1, 2005 to July 31, 2006 11 .................     5.10%       33%          $  1,967
November 1, 2004 to July 31, 2005 11 ...............     9.12%       32%          $  1,617
July 26, 2004 8 to October 31, 2004 ................     3.81%       25%          $  1,201

Investor Class
August 1, 2007 to January 31, 2008 (Unaudited) .....    (6.14)%      15%          $ 19,636
August 1, 2006 to July 31, 2007 ....................    15.48%       24%          $ 25,987
August 1, 2005 to July 31, 2006 11 .................     4.81%       33%          $ 17,868
November 1, 2004 to July 31, 2005 11 ...............     8.95%       32%          $ 24,476
November 1, 2003 to October 31, 2004 ...............    11.19%       25%          $ 19,913
November 1, 2002 to October 31, 2003 ...............    24.42%       31%          $  9,147
November 1, 2001 to October 31, 2002 ...............    (4.45)%      32%          $  4,799

68 Wells Fargo Advantage Large Cap Stock Funds     Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at January 31, 2008, was comprised of 111 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund and Value Fund. Each Fund in this report is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security is

Notes to Financial Statements     Wells Fargo Advantage Large Cap Stock Funds 69


accurate. Such fair value pricing may result in net asset values that are higher or lower than what these net asset values would have been based on the closing price or latest quoted bid price.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Dividend Income Fund and the Growth and Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at January 31, 2008.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

70 Wells Fargo Advantage Large Cap Stock Funds     Notes to Financial Statements


At July 31, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:
-------------------------------------------------------------------------------
                                                     Expiration    Capital Loss
Fund                                                    Year      Carryforwards
-------------------------------------------------------------------------------
DIVIDEND INCOME FUND                                    2009      $   3,530,497
                                                        2010            604,271
-------------------------------------------------------------------------------
GROWTH FUND                                             2009        151,275,518
-------------------------------------------------------------------------------
GROWTH AND INCOME FUND                                  2010         16,493,063
                                                        2011            441,738
-------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                                   2008        145,946,223
                                                        2010        203,828,512
-------------------------------------------------------------------------------

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the invested collateral may decline in value, the borrower may not provide additional collateral when required or that the borrower may not return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30%, effective September 1, 2007) and incurs all expenses. For a portion of the period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the value of the related collateral at January 31, 2008, are shown on the Statements of Assets and Liabilities.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

--------------------------------------------------------------------------------------------------------------
                                              Advisory                                             Subadvisory
                                             Fees (% of                                             Fees (% of
                          Average Daily     Average Daily                     Average Daily      Average Daily
FUND                       Net Assets       Net Assets)      Subadviser         Net Assets         Net Assets)
--------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND    First $500 million       0.700       Wells Capital   First $100 million       0.350
                        Next $500 million       0.650         Management     Next $100 million       0.300
                          Next $2 billion       0.600       Incorporated     Next $300 million       0.200
                          Next $2 billion       0.575                        Over $500 million       0.150
                          Over $5 billion       0.550
--------------------------------------------------------------------------------------------------------------
DIVIDEND INCOME FUND   First $500 million       0.700       Wells Capital   First $100 million       0.350
                        Next $500 million       0.650         Management     Next $100 million       0.300
                          Next $2 billion       0.600        Incorporated    Next $300 million       0.200
                          Next $2 billion       0.575                        Over $500 million       0.150
                          Over $5 billion       0.550
--------------------------------------------------------------------------------------------------------------

Notes to Financial Statements     Wells Fargo Advantage Large Cap Stock Funds 71


--------------------------------------------------------------------------------------------------------------------
                                               Advisory                                                Subadvisory
                                              Fees (% of                                               Fees (% of
                           Average Daily      Average Daily                       Average Daily        Average Daily
FUND                        Net Assets         Net Assets)       Subadviser        Net Assets           Net Assets)
--------------------------------------------------------------------------------------------------------------------
GROWTH FUND              First $500 million       0.750        Wells Capital      First $100 million       0.350
                          Next $500 million       0.700          Management        Next $100 million       0.300
                            Next $2 billion       0.650         Incorporated       Next $300 million       0.200
                            Next $2 billion       0.625                            Over $500 million       0.150
                            Over $5 billion       0.600
--------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND   First $500 million       0.700         Matrix Asset       First $50 million       0.200
                          Next $500 million       0.650           Advisors          Over $50 million       0.160
                            Next $2 billion       0.600         Incorporated
                            Next $2 billion       0.575
                            Over $5 billion       0.550
--------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND    First $500 million       0.700        Wells Capital      First $100 million       0.350
                          Next $500 million       0.650          Management        Next $100 million       0.300
                            Next $2 billion       0.600         Incorporated       Next $300 million       0.200
                            Next $2 billion       0.575                            Over $500 million       0.150
                            Over $5 billion       0.550
--------------------------------------------------------------------------------------------------------------------
VALUE FUND               First $500 million       0.700       Cooke & Bieler LP   First $250 million       0.450
                          Next $500 million       0.650                            Next $250 million       0.400
                            Next $2 billion       0.600                            Next $250 million       0.350
                            Next $2 billion       0.575                            Over $750 million       0.300
                            Over $5 billion       0.550
--------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

---------------------------------------------------------------------
                                                  Administration Fees
                               Average Daily        (% of Average
                                Net Assets        Daily Net Assets)
---------------------------------------------------------------------
Fund Level                     First $5 billion         0.05
                                Next $5 billion         0.04
                               Over $10 billion         0.03
---------------------------------------------------------------------
Class A, Class B and Class C   All asset levels         0.28
---------------------------------------------------------------------
Administrator Class            All asset levels         0.10
---------------------------------------------------------------------
Advisor Class 1                All asset levels         0.28
---------------------------------------------------------------------
Institutional Class            All asset levels         0.08
---------------------------------------------------------------------
Investor Class 2,3,4           All asset levels         0.40
---------------------------------------------------------------------

 1 From April 11, 2005 though November 30, 2007, the class-level administration fee was reduced by 0.05% for the Advisor Class of the Growth and Income Fund. Effective December 1, 2007, this fee reduction was removed with the approval of the Board and the administration fee for the Advisor Class of the Growth and Income Fund is as shown in the table.

 2 Effective December 1, 2007, the class-level administration fee for the Investor Class was reduced by 0.05%, as shown in the table. Prior to December 1, 2007, the class-level administration fee for Investor Class was 0.45%.

 3 From April 11, 2005 though November 30, 2007, the class-level administration fee was reduced by 0.08% for the Investor Class of the Dividend Income Fund. Effective December 1, 2007, this fee reduction was removed with the approval of the Board and the administration fee for the Investor Class of the Dividend Income Fund is as shown in the table.

 4 From April 11, 2005 though November 30, 2007, the class-level administration fees were reduced by 0.05% for the Investor Class of the Growth and Income Fund and the Large Cap Growth Fund. Effective December 1, 2007, these fee reductions were removed with the approval of the Board and the administration fees for the Investor Class of the Growth and Income Fund and the Large Cap Growth Fund are as shown in the table.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

72 Wells Fargo Advantage Large Cap Stock Funds     Notes to Financial Statements


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
All Large Cap Stock Funds                                            0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                 % of Average
SHARE CLASS                                                    Daily Net Assets
--------------------------------------------------------------------------------
Class A, Class B, Class C, Administrator Class, Advisor
Class and Investor Class                                             0.25
--------------------------------------------------------------------------------

For the reporting period ended January 31, 2008, for the Capital Growth Fund, Dividend Income Fund, Growth Fund, Growth and Income Fund, Large Cap Growth Fund, and Value Fund, shareholder servicing fees paid were as follows:

------------------------------------------------------------------------------------------------------------------
Fund                         Class A   Class B   Class C   Administrator Class    Advisor Class   Investor Class
------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND           $1,685        NA    $1,101         $745,147                 NA        $  443,841
------------------------------------------------------------------------------------------------------------------
DIVIDEND INCOME FUND              NA        NA        NA            2,510                 NA           238,956
------------------------------------------------------------------------------------------------------------------
GROWTH FUND                       NA        NA       714          175,164            $46,655         1,424,963
------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND            NA        NA        NA            1,280              4,365           305,697
------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND             NA        NA        NA               NA                 NA           509,986
------------------------------------------------------------------------------------------------------------------
Value Fund                     4,230    $1,070       542            3,965                 NA            29,713
------------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended January 31, 2008, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended January 31, 2008, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through November 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended January 31, 2008, were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                    Net Operating Expense Ratios
                                                                    ----------------------------
FUND                             Class A     Class B     Class C      Administrator      Advisor    Institutional     Investor
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND               1.25%         NA        2.00%           0.94%            NA           0.75%          1.37% 1
-------------------------------------------------------------------------------------------------------------------------------
DIVIDEND INCOME FUND               NA           NA          NA            0.96%            NA             NA           1.37%
-------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                        NA           NA        2.05%           0.96%           1.30%         0.80%          1.42% 2
-------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements     Wells Fargo Advantage Large Cap Stock Funds 73


------------------------------------------------------------------------------------------------------------------------------
                                                                    Net Operating Expense Ratios
                                                                    ----------------------------
FUND                             Class A     Class B     Class C      Administrator     Advisor    Institutional     Investor
------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND              NA          NA          NA            0.96%          1.14%         0.66%           1.31%
------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND               NA          NA          NA             NA             NA             NA            1.19%
------------------------------------------------------------------------------------------------------------------------------
VALUE FUND                        1.20%       1.95%       1.95%           0.95%           NA             NA            1.20%
------------------------------------------------------------------------------------------------------------------------------

1 Effective November 30, 2007, the net operating expense ratio for the Capital Growth Fund Investor Class decreased from 1.42% to 1.37%. The weighted blended net operating expense ratio for the period ended January 31, 2008, for the Capital Growth Fund Investor Class is 1.40%.

2 Effective November 30, 2007, the net operating expense ratio for the Growth Fund Investor Class decreased from 1.47% to 1.42%. The weighted blended net operating expense ratio for the period ended January 31, 2008, for the Growth Fund Investor Class is 1.45%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended January 31, 2008, were as follows:

--------------------------------------------------------------------------------
FUND                            Purchases at Cost               Sales Proceeds
--------------------------------------------------------------------------------
CAPITAL GROWTH FUND              $  1,307,181,723               $  989,808,329
--------------------------------------------------------------------------------
DIVIDEND INCOME FUND                    8,321,706                   30,548,566
--------------------------------------------------------------------------------
GROWTH FUND                         1,016,356,945                1,000,565,481
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND                 57,146,647                   71,331,638
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                 183,092,609                  209,856,881
--------------------------------------------------------------------------------
VALUE FUND                              4,712,016                   10,373,090
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving credit agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

For the period ended January 31, 2008, there were no borrowings by any of the Large Cap Stock Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlement, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair

74 Wells Fargo Advantage Large Cap Stock Funds     Notes to Financial Statements


value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8. SUBSEQUENT EVENTS

At its November 7, 2007 regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees ("Board") unanimously approved a set of initiatives designed to streamline the Wells Fargo Advantage Funds and standardize share classes across the fund family. Additional information on these initiatives follows.

REORGANIZATION AND MEETING OF SHAREHOLDERS

The Board unanimously approved the reorganization of the Wells Fargo Advantage Value Fund into the C&B Large Cap Value Fund (the "Value Fund Reorganization").

The Value Fund Reorganization is subject to the satisfaction of certain conditions, including approval by the Value Fund shareholders. A special meeting of the shareholders of the Value Fund is expected to be held in the second quarter of 2008 for the purpose of enabling the shareholders to vote on whether to approve the Value Fund Reorganization.

If shareholders of the Value Fund approve the Value Fund Reorganization, the Value Fund will transfer all of its assets and liabilities to the C&B Large Cap Value Fund in exchange for shares of the Value Fund in an amount equal to the then current value of the Value Fund shares. Upon completion of the Value Fund Reorganization, the Value Fund will liquidate by distributing the C&B Large Cap Value shares to the Value Fund shareholders, so that Value Fund shareholders would receive shares of a specified class of the C&B Large Cap Value Fund with a total value equal to the then current value of their Value Fund shares, cease operations and dissolve. The Value Fund Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of the Value Fund Reorganization. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Reorganizations.

Prior to the Value Fund Reorganization, Value Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Value Fund's prospectus (except, as noted below, Class B shares of the Value Fund.) The proposed Value Fund Reorganization, if approved by shareholders, is expected to occur by the end of the third quarter of 2008.

Additional information, including a detailed description of the Value Fund Reorganization and the Board's reasons for approving it will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of the Value Fund by the second quarter of 2008. The Proxy Statement/Prospectus will also confirm the date, time and location of the special shareholder meeting.

REORGANIZATION NOT REQUIRING SHAREHOLDER APPROVAL

The Board also unanimously approved the reorganization of the Large Company Core Fund into the Growth and Income Fund. Shareholder approval of this reorganization is not required under applicable SEC rules and will not be sought. In its approval of this reorganization, the Board considered many factors, including the fact that the two Funds have the same investment adviser and sub-adviser, substantially the same investment objectives and strategies, and the same or similar net operating expenses. The Board also considered that shareholders would not bear any expenses associated with, or recognize gain or loss for federal income tax purposes as a result of this reorganization. The reorganization of the Large Company Core Fund into the Growth and Income Fund is expected to occur by the end of the third quarter of 2008.

CLOSING OF CLASS B SHARES

In addition to the closing of Class B shares of the Large Company Core Fund and the Value Fund, as discussed above, the Board also approved the closing of all other Class B shares to new investors and additional investments from existing shareholders effective on or about the close of business February 14, 2008, except in connection with permitted exchanges and the reinvestment of any distributions. Although the Class B shares are closed, existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds

Notes to Financial Statements     Wells Fargo Advantage Large Cap Stock Funds 75


subject to the limitations described in each Fund's prospectus. All Class B share features and attributes, including the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged.

In addition, the Board also approved modifying certain share class names and features. The Advisor Class will be renamed Class A shares and will be modified to assume the features and attributes associated with Class A shares, including their exchange privileges. These share class modifications are expected to take place by the end of the third quarter of 2008. Additional information will be provided to shareholders approximately 60 days in advance of the modifications.

DIVIDEND INCOME FUND

The Board also unanimously approved the replacement of the Dividend Income Fund's current sub-adviser with Phocas Financial Corporation ("Phocas"), a registered investment adviser. The shareholders of the Dividend Income Fund approved a new sub-advisory agreement with Phocas at a special meeting of shareholders called for the purpose of such approval on March 14, 2008.

The Board also approved changes to the investment objective, principal investment strategy and name of the Dividend Income Fund. In this regard, the Dividend Income Fund's proposed new investment objective, principal investment strategy and name are intended to more accurately reflect the traditional large cap value style and process proposed to be followed by the new sub-adviser in contrast to the current sub-adviser's investment strategy, which focuses on dividend yield and dividend paying stocks. These changes take effect in conjunction with the establishment of Phocas as the Dividend Income Fund's new sub-adviser on March 21, 2008.

76 Wells Fargo Advantage Large Cap Stock Funds     Other Information (Unaudited)


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 146 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------
                         Position Held and          Principal Occupations During
Name and Age             Length of Service 2        Past Five Years                      Other Directorships
--------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Co-Director for the Calloway         None
65                                                  School of Stephens University of
                                                    Wake Forest University. Prior
                                                    thereto, the Thomas Goho Chair of
                                                    Finance of Wake Forest University,
                                                    Calloway School of Business and
                                                    Accountancy, from 2006-2007 and
                                                    Associate Professor of Finance
                                                    from 1999-2005.
--------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998;       Chairman, CEO and Co-Founder of      None
65                       Chairman, since 2005       Crystal Geyser Water Company and
                         (Lead Trustee since 2001)  President of Crystal Geyser Roxane
                                                    Water Company.
--------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk      None
54                                                  Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center on
                                                    Pensions and Retirement Research.
                                                    Research associate and board
                                                    member, Penn Aging Research
                                                    Center. Research associate,
                                                    National Bureau of Economic
                                                    Research.
--------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public       None
56                                                  relations firm of Himle-Horner and
                                                    Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota
                                                    (a public policy organization).
--------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of         None
67                                                  Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------

Other Information (Unaudited)     Wells Fargo Advantage Large Cap Stock Funds 77

INTERESTED TRUSTEE 3

--------------------------------------------------------------------------------------------------------------
                         Position Held and          Principal Occupations During
Name and Age             Length of Service 2        Past Five Years                      Other Directorships
--------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate         None
63                                                  Developer. Prior thereto, Chairman
                                                    of Whitepoint Capital, LLC until
                                                    2004.
--------------------------------------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------------
                         Position Held and          Principal Occupations During
Name and Age             Length of Service 2        Past Five Years                      Other Directorships
--------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells    None
48                                                  Fargo Bank, N.A. and President of
                                                    Wells Fargo Funds Management, LLC
                                                    since 2003. Senior Vice President
                                                    and Chief Administrative Officer
                                                    of Wells Fargo Funds Management,
                                                    LLC from 2001 to 2003.
--------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;     Senior Vice President and            None
47                       Chief Legal Counsel,       Secretary of Wells Fargo Funds
                         since 2003                 Management, LLC since 2001. Vice
                                                    President and Managing Senior
                                                    Counsel of Wells Fargo Bank, N.A.
                                                    since 1996.
--------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007      Vice President and Manager of Fund   None
48                                                  Accounting, Reporting and Tax for
                                                    Wells Fargo Funds Management, LLC
                                                    since 2007. Director of Fund
                                                    Administration and SEC Reporting
                                                    for TIAA-CREF from 2005 to 2007.
                                                    Chief Operating Officer for UMB
                                                    Fund Services, Inc. from 2004 to
                                                    2005. Controller for Sungard
                                                    Transaction Networks from 2002 to
                                                    2004.
--------------------------------------------------------------------------------------------------------------
Debra Ann Early          Chief Compliance Officer,  Chief Compliance Officer of Wells    None
43                       since 2007                 Fargo Funds Management, LLC since
                                                    2007. Chief Compliance Officer of
                                                    Parnassus Investments from 2005 to
                                                    2007. Chief Financial Officer of
                                                    Parnassus Investments from 2004 to
                                                    2007 and Senior Audit Manager of
                                                    PricewaterhouseCoopers LLP from
                                                    1998 to 2004.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of January 31, 2008, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

78 Wells Fargo Advantage Large Cap Stock Funds             List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG   --  Association of Bay Area Governments
      ADR    --  American Depositary Receipt
      AMBAC  --  American Municipal Bond Assurance Corporation
      AMT    --  Alternative Minimum Tax
      ARM    --  Adjustable Rate Mortgages
      BART   --  Bay Area Rapid Transit
      CDA    --  Community Development Authority
      CDO    --  Collateralized Debt Obligation
      CDSC   --  Contingent Deferred Sales Charge
      CGIC   --  Capital Guaranty Insurance Company
      CGY    --  Capital Guaranty Corporation
      COP    --  Certificate of Participation
      CP     --  Commercial Paper
      CTF    --  Common Trust Fund
      DW&P   --  Department of Water & Power
      DWR    --  Department of Water Resources
      ECFA   --  Educational & Cultural Facilities Authority
      EDFA   --  Economic Development Finance Authority
      ETET   --  Eagle Tax-Exempt Trust
      FFCB   --  Federal Farm Credit Bank
      FGIC   --  Financial Guaranty Insurance Corporation
      FHA    --  Federal Housing Authority
      FHAG   --  Federal Housing Agency
      FHLB   --  Federal Home Loan Bank
      FHLMC  --  Federal Home Loan Mortgage Corporation
      FNMA   --  Federal National Mortgage Association
      GDR    --  Global Depositary Receipt
      GNMA   --  Government National Mortgage Association
      GO     --  General Obligation
      HCFR   --  Healthcare Facilities Revenue
      HEFA   --  Health & Educational Facilities Authority
      HEFAR  --  Higher Education Facilities Authority Revenue
      HFA    --  Housing Finance Authority
      HFFA   --  Health Facilities Financing Authority
      IDA    --  Industrial Development Authority
      IDAG   --  Industrial Development Agency
      IDR    --  Industrial Development Revenue
      LIBOR  --  London Interbank Offered Rate
      LLC    --  Limited Liability Corporation
      LOC    --  Letter of Credit
      LP     --  Limited Partnership
      MBIA   --  Municipal Bond Insurance Association
      MFHR   --  Multi-Family Housing Revenue
      MTN    --  Medium Term Note
      MUD    --  Municipal Utility District
      PCFA   --  Pollution Control Finance Authority
      PCR    --  Pollution Control Revenue
      PFA    --  Public Finance Authority
      PFFA   --  Public Facilities Financing Authority
      plc    --  Public Limited Company
      PSFG   --  Public School Fund Guaranty
      R&D    --  Research & Development
      RDA    --  Redevelopment Authority
      RDFA   --  Redevelopment Finance Authority
      REITS  --  Real Estate Investment Trusts
      SFHR   --  Single Family Housing Revenue
      SFMR   --  Single Family Mortgage Revenue
      SLMA   --  Student Loan Marketing Association
      TBA    --  To Be Announced
      TRAN   --  Tax Revenue Anticipation Notes
      USD    --  Unified School District
      XLCA   --  XL Capital Assurance

       -----------------
[LOGO] WELLS ADVANTAGE
       FARGO FUNDS
       -----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors:1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2008 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    108881 03-08
                                                             SLCNLD/SAR121 01-08

ITEM 2. CODE OF ETHICS
=======================
Not required in this filing


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
   CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
========================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
       INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     Wells Fargo Funds Trust


                                     By:  /s/ Karla M. Rabusch


                                          Karla M. Rabusch
                                          President

                                     Date: March 19, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                     By:  /s/ Karla M. Rabusch

                                          Karla M. Rabusch
                                          President

                                          Date: March 19, 2008


                                     By:  /s/ Stephen W. Leonhardt


                                          Stephen W. Leonhardt
                                          Treasurer

                                          Date: March 19, 2008

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: March 19, 2008

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Endeavor Large Cap Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Equity Index Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage U.S. Value Fund, Wells Fargo Advantage Value Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Dividend Income Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Growth and Income Fund, and Wells Fargo Advantage Large Cap Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: March 19, 2008

/s/ Stephen W. Leonhardt

------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended January 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: March 19, 2008
                                          /s/ Karla M. Rabusch



                                          Karla M. Rabusch
                                          President
                                          Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended January 31, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: March 19, 2008
                                          /s/ Stephen W. Leonhardt




                                          Stephen W. Leonhardt
                                          Treasurer
                                          Wells Fargo Funds Trust